                                               [WELLS FARGO FUNDS LOGO]
SEMI-ANNUAL REPORT


WELLS FARGO
ALLOCATION FUNDS





March 31, 2001

[GRAPHICS]











                                        AGGRESSIVE BALANCED-EQUITY FUND
                                        ASSET ALLOCATION FUND
                                        GROWTH BALANCED FUND
                                        INDEX ALLOCATION FUND
                                        MODERATE BALANCED FUND
                                        STRATEGIC INCOME FUND

                                                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDER ...............................................     1
--------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   AGGRESSIVE BALANCED-EQUITY FUND ..................................     2
   ASSET ALLOCATION FUND ............................................     4
   GROWTH BALANCED FUND .............................................     6
   INDEX ALLOCATION FUND ............................................     8
   MODERATE BALANCED FUND ...........................................    10
   STRATEGIC INCOME FUND ............................................    12

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   AGGRESSIVE BALANCED-EQUITY FUND ..................................    14
   ASSET ALLOCATION FUND ............................................    15
   GROWTH BALANCED FUND .............................................    30
   INDEX ALLOCATION FUND ............................................    31
   MODERATE BALANCED FUND ...........................................    46
   STRATEGIC INCOME FUND ............................................    47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES .............................    48
   STATEMENTS OF OPERATIONS .........................................    49
   STATEMENTS OF CHANGES IN NET ASSETS ..............................    50
   FINANCIAL HIGHLIGHTS .............................................    52

NOTES TO FINANCIAL HIGHLIGHTS .......................................    56
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS .......................................    57
                                 CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO .....................................    64
   EQUITY INCOME PORTFOLIO ..........................................    67
   INDEX PORTFOLIO ..................................................    70
   INTERNATIONAL PORTFOLIO ..........................................    85
   INTERNATIONAL EQUITY PORTFOLIO ...................................    89
   LARGE COMPANY GROWTH PORTFOLIO ...................................    92
   SMALL CAP INDEX PORTFOLIO ........................................    94
   SMALL CAP VALUE PORTFOLIO ........................................   111
   SMALL COMPANY GROWTH PORTFOLIO ...................................   114
   SMALL COMPANY VALUE PORTFOLIO ....................................   119

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES .............................   124
   STATEMENTS OF OPERATIONS .........................................   126
   STATEMENTS OF CHANGES IN NET ASSETS ..............................   128
   FINANCIAL HIGHLIGHTS .............................................   132

NOTES TO FINANCIAL HIGHLIGHTS .......................................   132
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS .......................................   133
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS ...............................................   138
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                ALLOCATION FUNDS
-------------------------------------------------------------------------------
DEAR VALUED SHAREHOLDER,

     The six-month period ending March 31, 2001, was a very difficult period for stock market investors, as the Dow Jones Industrial Average fell 6.60% and the Nasdaq Composite Index, a proxy for technology stocks, fell 49.73%. In contrast, bonds performed admirably during that same time period, making a forceful argument for the power of diversification across asset classes.
     As the six-month period began, the Federal Reserve Board (the Fed) had just completed a one-year campaign to slow the economy by raising short-term interest rates. However, during the fourth quarter of 2000, the economy downshifted abruptly, causing the Fed to change its strategy. In January 2001, the Fed began to reduce interest rates to stimulate the economy.

OVERVIEW OF EQUITY MARKETS
     Technology and other growth stocks fell sharply during the period, as investors sought conservative investments such as value stocks, bonds and money market funds. Despite the Fed's aggressive actions to cut interest rates in early 2001, the stock market remained unresponsive. The primary culprit continued to be a sluggish U.S. economy and dwindling corporate profits.
     Shortly after the end of the fiscal period, the Fed surprised investors with another interest-rate cut. The April 18, 2001, action reduced short-term interest rates to 4.5%, below the level that existed in early 1999 when the Fed began raising rates to slow the economy.

OVERVIEW OF BOND MARKETS
     Although short-term interest rates substantially declined, long-term interest rates declined only modestly during the period. During 2000, the U.S. Treasury Department's decision to issuer fewer 30-year bonds due to the budget surplus, created a scarcity of long-term U.S. Treasury securities, which increased prices and reduced yields. Meanwhile, corporate bonds performed poorly during the fourth quarter of 2000 as investors became concerned about the slowing economy. However, corporate bonds bounced back during early 2001, as the market began looking beyond the current economy to an eventual recovery.

WELLS FARGO MONEY MARKET FUNDS
     The Fed dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.
     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
     For much of the 1990s, stocks were the top-performing asset class. However, during the past fiscal year and through the six-month reporting period, bonds and money market funds outperformed stocks. Because no one can predict from year to year which asset class will do better, Wells Fargo Funds believes it is prudent to diversify your portfolio among different types of assets. By investing in an array of Wells Fargo stock, bond and money market funds, you are helping to create such a diversified portfolio.
     With more than $73 billion in assets as of March 31, 2001, WELLS FARGO FUNDS provides a full spectrum of investment choices to help you reach your financial goals. Thank you for investing in WELLS FARGO FUNDS.

   Sincerely,



/s/Michael J. Hogan


   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS
                                                                             1

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


AGGRESSIVE BALANCED-EQUITY FUND

INVESTMENT OBJECTIVE
-----------------------------------------------------------------------
   The Wells Fargo Aggressive Balanced-Equity Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
   Galliard Capital Management
   Peregrine Capital Management
   Schroder Investment Management North America
   Smith Asset Management Group
   Wells Capital Management Incorporated

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   12/02/97

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Institutional Class shares outperformed its benchmark, the S&P 500 Index(1), for the six-month period ended March 31, 2001, returning (9.03)%(2) versus a return of (18.75)% for the S&P 500 Index. However, the Fund's Institutional Class shares underperformed its Lehman Brothers Aggregate Bond Index(3) benchmark, which had a return of 7.37%. The Fund's Institutional Class shares distributed $0.17 per share in dividend income and $0.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     After remaining neutral in the fourth quarter of 2000, the Federal Reserve Board lowered short-term interest rates by 1.5 percentage points during the first quarter of 2001, reflecting the weak economic environment. Stock markets reacted negatively to the news of the latest rate cut on March 20, as many investors had hoped for an even larger cut to display a proactive rather than a reactive statement.
     Overall, stocks fell sharply during the period, particularly the technology and telecommunications sectors. With little exception, business and economic news was negative, particularly profits. Meanwhile, bonds outperformed stocks, as inflationary pressures eased and interest rates fell.
     The Fund employs a proprietary investment strategy, the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets towards stocks or bonds when a compelling valuation differential exists between the two markets. Since bonds significantly outperformed stocks over the past six months, the Fund rebalanced the underlying portfolio assets to the neutral allocation of 80% stocks and 20% bonds.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Stocks appear relatively inexpensive from a valuation perspective, with an average price-to-earnings ratio of about 20, which is reasonable by recent historical standards. However, bond prices appear high, reflecting increased demand from investors leaving the stock market. An improvement in the U.S. economy should help stocks recapture some of their recent losses. The Fund will continue to emphasize equity holdings until the respective market valuations move toward a more normal alignment.

-------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                         ALLOCATION FUNDS
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------

                                                                                                   Since
                                                                             6-Month*    1-Year   Inception
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                       (9.03)       (9.15)        9.93
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                          (18.75)      (21.68)       7.39(4)
---------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX                                     7.37        12.53        6.98(4)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   TEN LARGEST HOLDINGS(5)
   (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------
   PFIZER, INCORPORATED                      1.92%
-----------------------------------------------------------------------
   MICROSOFT CORPORATION                     1.53%
-----------------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                  1.25%
-----------------------------------------------------------------------
   MERCK & COMPANY, INCORPORATED             1.20%
-----------------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP              1.20%
-----------------------------------------------------------------------
   IMS HEALTH, INCORPORATED                  1.16%
-----------------------------------------------------------------------
   EXXON MOBIL CORPORATION                   1.14%
-----------------------------------------------------------------------
   HOME DEPOT, INCORPORATED                  1.14%
-----------------------------------------------------------------------
   U.S. TREASURY BILL                        4.07%
-----------------------------------------------------------------------
   INTEL CORPORATION                         1.09%

[CHART]


STRATEGIC ALLOCATION(8) (AS OF MARCH 31, 2001)
Diversified Bond Style                20%
Diversified Equity Style              80%


[CHART]


ACTUAL ASSET ALLOCATION(8) (AS OF MARCH 31, 2001)
Stocks                                             76%
Bonds                                              24%


   DIVERSIFIED EQUITY STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------
   BETA*                                      0.91
-----------------------------------------------------------------------
   DIVIDEND YIELD                             1.30%
-----------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.) 21.78X
-----------------------------------------------------------------------
   PRICE TO BOOK RATIO                        4.27X
-----------------------------------------------------------------------
   MEDIAN MARKET CAP. ($B)                   22.78
-----------------------------------------------------------------------
   5 YEAR EARNINGS GROWTH (HISTORIC)         16.46%
-----------------------------------------------------------------------
   NUMBER OF HOLDINGS                        1,444
-----------------------------------------------------------------------
   PORTFOLIO TURNOVER                           29%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   DIVERSIFIED BOND STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------
   AVERAGE CREDIT QUALITY(6)                    AA
-----------------------------------------------------------------------
   AVERAGE MATURITY                     10.8 YEARS
-----------------------------------------------------------------------
   DURATION                              5.6 YEARS
-----------------------------------------------------------------------
   SEC YIELD(7) AS OF 3/31/01                5.84%


[CHART]

GROWTH OF $10,000 INVESTMENT(9)

                     Wells Fargo
                      Aggressive                        Lehman Brothers
                   Balanced-Equity                      Aggregate Bond
                   Fund - Class I     S&P 500 Index          Index
        12/2/1997            $10,000           $10,000            $10,000
       12/31/1997            $10,013           $10,172            $10,101
        1/31/1998            $10,144           $10,284            $10,230
        2/28/1998            $10,704           $11,025            $10,223
        3/31/1998            $11,085           $11,590            $10,258
        4/30/1998            $11,225           $11,708            $10,311
        5/31/1998            $11,055           $11,507            $10,409
        6/30/1998            $11,375           $11,974            $10,497
        7/31/1998            $11,205           $11,847            $10,520
        8/31/1998             $9,923           $10,135            $10,691
        9/30/1998            $10,364           $10,785            $10,941
       10/31/1998            $11,135           $11,662            $10,883
       11/30/1998            $11,766           $12,368            $10,945
       12/31/1998            $12,438           $13,081            $10,978
        1/31/1999            $12,791           $13,631            $11,056
        2/28/1999            $12,438           $13,206            $10,863
        3/31/1999            $12,821           $13,734            $10,924
        4/30/1999            $13,234           $14,266            $10,958
        5/31/1999            $13,043           $13,929            $10,862
        6/30/1999            $13,608           $14,687            $10,828
        7/31/1999            $13,376           $14,228            $10,782
        8/31/1999            $13,255           $14,158            $10,776
        9/30/1999            $13,002           $13,770            $10,901
       10/31/1999            $13,507           $14,641            $10,941
       11/30/1999            $13,850           $14,939            $10,941
       12/31/1999            $14,377           $15,819            $10,888
        1/31/2000            $14,041           $15,024            $10,852
        2/29/2000            $14,204           $14,741            $10,983
        3/31/2000            $15,080           $16,182            $11,128
        4/30/2000            $14,836           $15,695            $11,096
        5/31/2000            $14,591           $15,373            $11,091
        6/30/2000            $14,989           $15,753            $11,322
        7/31/2000            $14,897           $15,507            $11,425
        8/31/2000            $15,498           $16,470            $11,591
        9/30/2000            $15,060           $15,601            $11,664
       10/31/2000            $15,162           $15,535            $11,741
       11/30/2000            $14,683           $14,311            $11,933
       12/31/2000            $15,106           $14,381            $12,155
        1/31/2001            $15,330           $14,892            $12,354
        2/28/2001            $14,403           $13,533            $12,462
        3/31/2001            $13,700           $12,675            $12,524

--------------------------------------------------------------------------------
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Institutional Class shares of the Wells Fargo Aggressive Balanced-Equity Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The published return closest to the Fund's inception date of 12/02/97.
(5) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Aggressive Balanced-Equity Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Barclays Global Fund Advisors

FUND MANAGERS
   Team Managed

INCEPTION DATE
   11/13/86

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Class A shares posted an (11.68)%(1) return for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed one of its benchmarks, the Lehman Brothers 20+ Treasury Index(2) which returned 8.75%, and outperformed its other benchmark, the S&P 500 Index(3), which was (18.75)%. The Fund's Class A shares distributed $0.18 per share in dividend income and $1.77 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     After remaining neutral in the fourth quarter of 2000, the Federal Reserve Board lowered short-term interest rates by 1.5 percentage points during the first quarter of 2001, reflecting the weak economic environment. Stock markets reacted negatively to the news of the latest rate cut on March 20, as many investors had hoped for an even larger cut to display a proactive rather than a reactive statement.
     Overall, stocks fell sharply during the period, particularly the technology and telecommunications sectors. With little exception, business and economic news was negative, particularly profits. Meanwhile, bonds outperformed stocks, as inflationary pressures eased and interest rates fell.
     The Fund employs a proprietary investment strategy, the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets towards stocks or bonds when a compelling valuation differential exists between the two markets. Since bonds significantly outperformed stocks over the past six months, the Fund ended the quarter focused on the most inexpensive asset class. Therefore, by quarter end, the Fund remained 15% overweight in equities, 20% underweight in bonds and 5% overweight in cash.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Stocks appear relatively inexpensive from a valuation perspective, with an average price to earnings ratio of about 20, which is reasonable by recent historical standards. However, bond prices appear high, reflecting increased demand from investors leaving the stock market. An improvement in the U.S. economy should help stocks recapture some of their recent losses. The Fund will continue to emphasize equity holdings until the respective market valuations move toward a more normal alignment.



--------------------------------------------------------------------------------
(1)FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objectives and policies as the Stagecoach Fund.

PERFORMANCE HIGHLIGHTS                                         ALLOCATION FUNDS
-------------------------------------------------------------------------------




 AVERAGE  ANNUAL  TOTAL  RETURN(1) (%) (AS OF MARCH 31, 2001)
---------------------------------------------------------------
                                               Including Sales Charge                 Excluding Sales Charge
                                           ---------------------------------  -------------------------------------
                                            6-Month*  1-Year  5-Year  10-Year     6-Month*  1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                                 (16.77)  (18.00)   9.86    11.23          (11.68)  (13.01)  11.17   11.89
---------------------------------------------------------------------------------------------------------------------------
   CLASS B                                 (16.08)  (17.59)  10.22    11.26          (12.02)  (13.63)  10.48   11.26
---------------------------------------------------------------------------------------------------------------------------
   CLASS C                                 (12.83)  (14.40)  10.47    11.26          (12.02)  (13.61)  10.47   11.26
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS**                                                             (11.67)  (13.00)  11.17   11.89
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                                   (18.75)  (21.68)  14.18   14.42
---------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS 20+ TREASURY INDEX                                                8.57    12.21    9.28   10.02
---------------------------------------------------------------------------------------------------------------------------

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
** SHARE CLASS COMMENCED OPERATIONS ON NOVEMBER 8, 1999. TOTAL RETURNS ARE BASED
   ON THE CLASS A SHARES ADJUSTED FOR INSTITUTIONAL CLASS EXPENSES.



TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2001)
-----------------------------------------------------------------
   U.S. TREASURY BILL, 4.89%                 3.70%
-----------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                  2.88%
-----------------------------------------------------------------
   U.S. TREASURY BOND, 8.00%                 2.87%
-----------------------------------------------------------------
   MICROSOFT CORPORATION                     2.03%
-----------------------------------------------------------------
   EXXON MOBIL CORPORATION                   1.96%
-----------------------------------------------------------------
   U.S. TREASURY BOND, 6.25%                 1.85%
-----------------------------------------------------------------
   U.S. TREASURY BILL, 5.02%                 1.81%
-----------------------------------------------------------------
   PFIZER, INCORPORATED                      1.80%
-----------------------------------------------------------------
   U.S. TREASURY BOND, 6.25%                 1.58%
-----------------------------------------------------------------
   CITIGROUP, INCORPORATED                   1.57%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   STOCKS                                   60%
-------------------------------------------------------------------------------
   BONDS                                    40%
-------------------------------------------------------------------------------

[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)

U.S. Treasury Securities           22.3%
Financial                          14.5%
Technology                         14.0%
Health Care                         9.5%
Consumer Non-Cyclical               5.5%
Consumer Cyclical                   5.5%
Cash                                5.5%
Energy                              5.1%
Telecommunications                  4.3%
Consumer Services                   3.7%
Basic Materials                     3.2%
Industrials                         2.4%
Utilities                           2.1%
Commercial Services                 2.0%
Transportation                      0.6%

   CHARACTERISTICS (AS OF MARCH 31, 2001)
-----------------------------------------------------------------
   BETA*                                     1.15
-----------------------------------------------------------------
   AVERAGE COUPON OF BOND PORTFOLIO          4.90%
-----------------------------------------------------------------
   AVERAGE MATURITY OF BOND PORTFOLIO  18.4 YEARS
-----------------------------------------------------------------
   AVERAGE DURATION OF BOND PORTFOLIO   9.6 YEARS
-----------------------------------------------------------------
   NUMBER OF HOLDINGS                         526
-----------------------------------------------------------------
   PORTFOLIO TURNOVER                          24%


* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.



ACTUAL ASSET ALLOCATION(5) (AS OF MARCH 31, 2001)

STOCKS                                      72%
-------------------------------------------------------------------------------
 BONDS                                      22%
-------------------------------------------------------------------------------
 TREASURY BILLS                              6%










GROWTH OF $10,000 INVESTMENT(6)

[CHART]

                Wells Fargo Asset     Lehman Brothers                       Wells Fargo Asset
                Allocation Fund -           20+                                 Allocation
                     Class A           Treasury Index     S&P 500 Index       Fund - Class I
     3/31/1991                $9,425             $10,000           $10,000               $10,000
     4/30/1991                $9,512             $10,132           $10,024               $10,092
     5/31/1991                $9,623             $10,112           $10,456               $10,210
     6/30/1991                $9,414             $10,021            $9,977                $9,987
     7/31/1991                $9,648             $10,180           $10,442               $10,236
     8/31/1991                $9,957             $10,546           $10,690               $10,563
     9/30/1991               $10,154             $10,885           $10,511               $10,773
    10/31/1991               $10,185             $10,893           $10,652               $10,806
    11/30/1991               $10,111             $10,936           $10,223               $10,727
    12/31/1991               $10,895             $11,623           $11,392               $11,559
     1/31/1992               $10,574             $11,252           $11,180               $11,218
     2/29/1992               $10,636             $11,313           $11,325               $11,284
     3/31/1992               $10,496             $11,185           $11,104               $11,135
     4/30/1992               $10,577             $11,160           $11,430               $11,221
     5/31/1992               $10,783             $11,483           $11,486               $11,440
     6/30/1992               $10,830             $11,632           $11,315               $11,490
     7/31/1992               $11,293             $12,137           $11,778               $11,980
     8/31/1992               $11,255             $12,210           $11,537               $11,940
     9/30/1992               $11,408             $12,389           $11,672               $12,103
    10/31/1992               $11,248             $12,127           $11,712               $11,933
    11/30/1992               $11,396             $12,194           $12,111               $12,090
    12/31/1992               $11,658             $12,544           $12,260               $12,368
     1/31/1993               $11,899             $12,892           $12,362               $12,624
     2/28/1993               $12,231             $13,343           $12,531               $12,976
     3/31/1993               $12,316             $13,371           $12,795               $13,066
     4/30/1993               $12,257             $13,468           $12,486               $13,003
     5/31/1993               $12,415             $13,528           $12,820               $13,171
     6/30/1993               $12,737             $14,124           $12,857               $13,513
     7/31/1993               $12,850             $14,397           $12,806               $13,633
     8/31/1993               $13,356             $15,020           $13,292               $14,169
     9/30/1993               $13,302             $15,055           $13,190               $14,112
    10/31/1993               $13,497             $15,180           $13,463               $14,319
    11/30/1993               $13,289             $14,770           $13,334               $14,098
    12/31/1993               $13,400             $14,803           $13,495               $14,216
     1/31/1994               $13,806             $15,172           $13,954               $14,647
     2/28/1994               $13,357             $14,515           $13,576               $14,171
     3/31/1994               $12,834             $13,852           $12,984               $13,616
     4/30/1994               $12,798             $13,680           $13,150               $13,578
     5/31/1994               $12,849             $13,567           $13,366               $13,631
     6/30/1994               $12,625             $13,427           $13,038               $13,394
     7/31/1994               $13,032             $13,923           $13,467               $13,826
     8/31/1994               $13,243             $13,786           $14,019               $14,050
     9/30/1994               $12,859             $13,316           $13,676               $13,642
    10/31/1994               $12,962             $13,272           $13,983               $13,751
    11/30/1994               $12,822             $13,367           $13,474               $13,603
    12/31/1994               $13,022             $13,587           $13,674               $13,815
     1/31/1995               $13,356             $13,956           $14,028               $14,170
     2/28/1995               $13,777             $14,348           $14,574               $14,616
     3/31/1995               $14,022             $14,484           $15,004               $14,876
     4/30/1995               $14,330             $14,745           $15,445               $15,202
     5/31/1995               $15,070             $15,960           $16,061               $15,988
     6/30/1995               $15,303             $16,153           $16,434               $16,235
     7/31/1995               $15,502             $15,867           $16,979               $16,446
     8/31/1995               $15,605             $16,247           $17,021               $16,556
     9/30/1995               $16,011             $16,568           $17,739               $16,986
    10/31/1995               $16,091             $17,066           $17,676               $17,071
    11/30/1995               $16,548             $17,510           $18,451               $17,556
    12/31/1995               $16,822             $18,014           $18,806               $17,846
     1/31/1996               $17,122             $17,993           $19,446               $18,165
     2/29/1996               $17,033             $17,038           $19,627               $18,070
     3/31/1996               $17,069             $16,670           $19,815               $18,108
     4/30/1996               $17,085             $16,375           $20,106               $18,126
     5/31/1996               $17,232             $16,288           $20,623               $18,282
     6/30/1996               $17,425             $16,651           $20,701               $18,487
     7/31/1996               $17,038             $16,651           $19,786               $18,076
     8/31/1996               $17,022             $16,413           $20,204               $18,058
     9/30/1996               $17,686             $16,891           $21,339               $18,763
    10/31/1996               $18,294             $17,599           $21,928               $19,408
    11/30/1996               $19,268             $18,227           $23,584               $20,442
    12/31/1996               $18,782             $17,751           $23,117               $19,926
     1/31/1997               $19,162             $17,592           $24,559               $20,329
     2/28/1997               $19,208             $17,596           $24,753               $20,378
     3/31/1997               $18,559             $17,112           $23,739               $19,690
     4/30/1997               $19,281             $17,547           $25,153               $20,456
     5/31/1997               $19,931             $17,750           $26,690               $21,144
     6/30/1997               $20,501             $18,121           $27,878               $21,749
     7/31/1997               $21,941             $19,283           $30,094               $23,277
     8/31/1997               $20,972             $18,688           $28,409               $22,249
     9/30/1997               $21,831             $19,242           $29,963               $23,161
    10/31/1997               $21,803             $19,950           $28,962               $23,131
    11/30/1997               $22,511             $20,263           $30,303               $23,882
    12/31/1997               $22,917             $20,623           $30,824               $24,312
     1/31/1998               $23,259             $21,055           $31,163               $24,675
     2/28/1998               $24,365             $20,888           $33,410               $25,849
     3/31/1998               $25,255             $20,929           $35,121               $26,793
     4/30/1998               $25,427             $20,999           $35,479               $26,975
     5/31/1998               $25,305             $21,443           $34,869               $26,847
     6/30/1998               $26,246             $22,008           $36,285               $27,845
     7/31/1998               $25,982             $21,883           $35,900               $27,565
     8/31/1998               $23,463             $22,953           $30,712               $24,892
     9/30/1998               $24,790             $23,798           $32,681               $26,300
    10/31/1998               $26,249             $23,393           $35,338               $27,848
    11/30/1998               $27,546             $23,609           $37,480               $29,223
    12/31/1998               $28,779             $23,555           $39,638               $30,532
     1/31/1999               $29,786             $23,778           $41,307               $31,600
     2/28/1999               $28,712             $22,508           $40,018               $30,460
     3/31/1999               $29,528             $22,408           $41,619               $31,326
     4/30/1999               $30,382             $22,427           $43,230               $32,232
     5/31/1999               $29,753             $22,070           $42,210               $31,565
     6/30/1999               $30,587             $21,800           $44,506               $32,449
     7/31/1999               $29,909             $21,676           $43,116               $31,731
     8/31/1999               $29,740             $21,574           $42,903               $31,551
     9/30/1999               $29,316             $21,730           $41,727               $31,101
    10/31/1999               $30,371             $21,732           $44,368               $32,221
    11/30/1999               $30,633             $21,567           $45,269               $32,498
    12/31/1999               $31,509             $21,186           $47,935               $33,430
     1/31/2000               $30,846             $21,555           $45,529               $32,712
     2/29/2000               $31,071             $22,320           $44,668               $32,951
     3/31/2000               $33,321             $23,155           $49,037               $35,351
     4/30/2000               $32,574             $22,935           $47,561               $34,558
     5/31/2000               $32,027             $22,821           $46,586               $33,978
     6/30/2000               $32,781             $23,316           $47,737               $34,777
     7/31/2000               $32,661             $23,777           $46,992               $34,649
     8/31/2000               $34,189             $24,358           $49,910               $36,270
     9/30/2000               $32,821             $23,941           $47,275               $34,819
    10/31/2000               $32,902             $24,341           $47,076               $34,904
    11/30/2000               $31,501             $25,166           $43,367               $33,418
    12/31/2000               $31,820             $25,755           $43,579               $33,759
     1/31/2001               $32,625             $25,752           $45,126               $34,611
     2/28/2001               $30,490             $26,206           $41,011               $32,347
     3/31/2001               $28,987             $25,996           $38,411               $30,754

--------------------------------------------------------------------------------
   Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                         PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


GROWTH BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
   The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
   Galliard Capital Management
   Peregrine Capital Management
   Schroder Investment Management North America
   Smith Asset Management Group
   Wells Capital Management Incorporated

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   04/30/89

PERFORMANCE HIGHLIGHTS
-----------------------------------------------------------------------------
     The Fund's Class A shares outperformed its benchmark, the S&P 500 Index(1), for the six-month period ended March 31, 2001, excluding sales charges, returning (5.46)%(2) versus a return of (18.75)% for the benchmark. The Fund's Class A shares underperformed its Lehman Brothers Aggregate Bond Index(3) benchmark, which returned 7.37%. The Fund's Class A shares distributed $0.69 per share in dividend income and $2.03 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     After remaining neutral in the fourth quarter of 2000, the Federal Reserve Board lowered short-term interest rates by 1.5 percentage points during the first quarter of 2001, reflecting the weak economic environment. Stock markets reacted negatively to the news of the latest rate cut on March 20, as many investors had hoped for an even larger cut to display a proactive rather than a reactive statement.
     Overall, stocks fell sharply during the period, particularly the technology and telecommunications sectors. With little exception, business and economic news was negative, particularly profits. Meanwhile, bonds outperformed stocks, as inflationary pressures eased and interest rates fell.
     The Fund employs a proprietary investment strategy, the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets towards stocks or bonds when a compelling valuation differential exists between the two markets. Since bonds significantly outperformed stocks over the past six months, the Fund rebalanced the underlying portfolio assets to the neutral allocation of 65% stocks and 35% bonds.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Stocks appear relatively inexpensive from a valuation perspective, with an average price to earnings ratio of about 20, which is reasonable by recent historical standards. However, bond prices appear high, reflecting increased demand from investors leaving the stock market. An improvement in the U.S. economy should help stocks recapture some of their recent losses. The Fund will continue to emphasize equity holdings until the respective market valuations move toward a more normal alignment.

-------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                                         ALLOCATION FUNDS


AVERAGE  ANNUAL  TOTAL  RETURN(2) (%) (AS OF MARCH 31, 2001)
------------------------------------------------------------------------
                                               Including Sales Charge          Excluding Sales Charge
                                           -------------------------------   ------------------------------
                                          6-Month*  1-Year  5-Year  10-Year   6-Month*  1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                                 (10.89)  (10.17)  11.48   11.33    (5.46)    (4.69)  12.80    11.99
---------------------------------------------------------------------------------------------------------------------------
   CLASS B                                 (10.18)   (9.79)  11.72   11.15    (5.83)    (5.42)  11.98    11.15
---------------------------------------------------------------------------------------------------------------------------
   CLASS C                                 (6.70)    (6.27)  12.02   11.18    (5.83)    (5.39)  12.02    11.18
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                        (5.39)    (4.49)  12.92    12.05
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                           (18.75)   (21.68)  14.18    14.42
---------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX                                      7.37     12.53    7.48     7.98
---------------------------------------------------------------------------------------------------------------------------
*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


DIVERSIFIED EQUITY STYLE CHARACTERISTICS
(AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   BETA*                                          0.91
---------------------------------------------------------------------------------------------------------------------------
   DIVIDEND YIELD                                 1.30%
---------------------------------------------------------------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)     21.78X
---------------------------------------------------------------------------------------------------------------------------
   PRICE TO BOOK RATIO                            4.27X
---------------------------------------------------------------------------------------------------------------------------
   MEDIAN MARKET CAP. ($B)                       22.78
---------------------------------------------------------------------------------------------------------------------------
   5 YEAR EARNINGS GROWTH (HISTORIC)             16.46%
---------------------------------------------------------------------------------------------------------------------------
   NUMBER OF HOLDINGS                            1,444
---------------------------------------------------------------------------------------------------------------------------
   PORTFOLIO TURNOVER                              35%


* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.



DIVERSIFIED BOND STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY(5)                  AA
---------------------------------------------------------------------------------------------------------------------------
   AVERAGE MATURITY                   10.8 YEARS
---------------------------------------------------------------------------------------------------------------------------
   DURATION                            5.6 YEARS
---------------------------------------------------------------------------------------------------------------------------
   SEC YIELD(6) AS OF 3/31/01               5.84%

   TEN LARGEST HOLDINGS(4)
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 6.13%                1.74%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.50%                1.66%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.25%                1.63%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.25%                1.59%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 6.75%                1.58%
---------------------------------------------------------------------------------------------------------------------------
   PFIZER, INCORPORATED                     1.55%
---------------------------------------------------------------------------------------------------------------------------
   MICROSOFT CORPORATION                    1.23%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BILL, 4.07%                1.10%
---------------------------------------------------------------------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                 1.01%
---------------------------------------------------------------------------------------------------------------------------
   MERCK & COMPANY INCORPORATED             0.97%



[CHART]

STRATEGIC ALLOCATION(7) (as of March 31, 2001)
Diversified Equity Style               65%
Diversified Bond Style                 35%

[CHART]

ACTUAL ASSET ALLOCATION(7)(as of March 31, 2001)
Stocks                                         62%
Bonds                                          38%

[CHART]
GROWTH OF $10,000 INVESTMENT(8)

                 Wells Fargo                        Lehman Brothers       Wells Fargo
               Growth Balanced                         Aggregate        Growth Balanced
                Fund - Class A    S&P 500 Index       Bond Index         Fund - Class I
     3/31/1991            $9,425          $10,000              $10,000             $10,000
     4/30/1991            $9,438          $10,024              $10,108             $10,013
     5/31/1991            $9,751          $10,456              $10,167             $10,346
     6/30/1991            $9,424           $9,977              $10,162              $9,998
     7/31/1991            $9,789          $10,442              $10,303             $10,386
     8/31/1991           $10,018          $10,690              $10,525             $10,629
     9/30/1991           $10,027          $10,511              $10,739             $10,638
    10/31/1991           $10,211          $10,652              $10,858             $10,833
    11/30/1991           $10,018          $10,223              $10,958             $10,629
    12/31/1991           $10,779          $11,392              $11,284             $11,436
     1/31/1992           $10,718          $11,180              $11,130             $11,371
     2/29/1992           $10,744          $11,325              $11,203             $11,400
     3/31/1992           $10,565          $11,104              $11,139             $11,210
     4/30/1992           $10,674          $11,430              $11,220             $11,325
     5/31/1992           $10,814          $11,486              $11,431             $11,474
     6/30/1992           $10,674          $11,315              $11,589             $11,324
     7/31/1992           $10,892          $11,778              $11,825             $11,556
     8/31/1992           $10,797          $11,537              $11,945             $11,455
     9/30/1992           $10,912          $11,672              $12,087             $11,577
    10/31/1992           $10,929          $11,712              $11,926             $11,595
    11/30/1992           $11,258          $12,111              $11,929             $11,944
    12/31/1992           $11,381          $12,260              $12,119             $12,074
     1/31/1993           $11,403          $12,362              $12,351             $12,099
     2/28/1993           $11,365          $12,531              $12,567             $12,059
     3/31/1993           $11,665          $12,795              $12,620             $12,377
     4/30/1993           $11,500          $12,486              $12,708             $12,201
     5/31/1993           $11,766          $12,820              $12,724             $12,483
     6/30/1993           $11,780          $12,857              $12,954             $12,499
     7/31/1993           $11,846          $12,806              $13,028             $12,568
     8/31/1993           $12,280          $13,292              $13,256             $13,029
     9/30/1993           $12,331          $13,190              $13,292             $13,083
    10/31/1993           $12,480          $13,463              $13,342             $13,241
    11/30/1993           $12,280          $13,334              $13,229             $13,022
    12/31/1993           $12,548          $13,495              $13,300             $13,313
     1/31/1994           $12,870          $13,954              $13,480             $13,654
     2/28/1994           $12,631          $13,576              $13,246             $13,401
     3/31/1994           $12,189          $12,984              $12,919             $12,933
     4/30/1994           $12,266          $13,150              $12,816             $13,015
     5/31/1994           $12,322          $13,366              $12,814             $13,073
     6/30/1994           $12,060          $13,038              $12,786             $12,795
     7/31/1994           $12,363          $13,467              $13,040             $13,117
     8/31/1994           $12,764          $14,019              $13,056             $13,542
     9/30/1994           $12,580          $13,676              $12,864             $13,348
    10/31/1994           $12,685          $13,983              $12,852             $13,458
    11/30/1994           $12,439          $13,474              $12,824             $13,197
    12/31/1994           $12,530          $13,674              $12,912             $13,294
     1/31/1995           $12,635          $14,028              $13,168             $13,406
     2/28/1995           $12,930          $14,574              $13,481             $13,718
     3/31/1995           $13,190          $15,004              $13,564             $13,994
     4/30/1995           $13,421          $15,445              $13,753             $14,239
     5/31/1995           $13,800          $16,061              $14,285             $14,641
     6/30/1995           $14,123          $16,434              $14,390             $14,984
     7/31/1995           $14,544          $16,979              $14,358             $15,430
     8/31/1995           $14,607          $17,021              $14,531             $15,497
     9/30/1995           $15,035          $17,739              $14,673             $15,951
    10/31/1995           $14,908          $17,676              $14,863             $15,817
    11/30/1995           $15,294          $18,451              $15,086             $16,227
    12/31/1995           $15,443          $18,806              $15,298             $16,385
     1/31/1996           $15,769          $19,446              $15,399             $16,730
     2/29/1996           $15,892          $19,627              $15,132             $16,861
     3/31/1996           $16,008          $19,815              $15,027             $16,984
     4/30/1996           $16,281          $20,106              $14,942             $17,276
     5/31/1996           $16,529          $20,623              $14,912             $17,537
     6/30/1996           $16,536          $20,701              $15,112             $17,545
     7/31/1996           $16,008          $19,786              $15,153             $16,984
     8/31/1996           $16,225          $20,204              $15,128             $17,214
     9/30/1996           $16,870          $21,339              $15,391             $17,898
    10/31/1996           $16,987          $21,928              $15,733             $18,059
    11/30/1996           $17,799          $23,584              $16,002             $18,881
    12/31/1996           $17,643          $23,117              $15,853             $18,719
     1/31/1997           $18,231          $24,559              $15,902             $19,343
     2/28/1997           $18,231          $24,753              $15,941             $19,343
     3/31/1997           $17,659          $23,739              $15,765             $18,736
     4/30/1997           $18,247          $25,153              $16,001             $19,359
     5/31/1997           $19,143          $26,690              $16,152             $20,310
     6/30/1997           $19,831          $27,878              $16,344             $21,040
     7/31/1997           $20,959          $30,094              $16,784             $22,237
     8/31/1997           $20,132          $28,409              $16,641             $21,360
     9/30/1997           $21,037          $29,963              $16,887             $22,319
    10/31/1997           $20,627          $28,962              $17,132             $21,884
    11/30/1997           $20,999          $30,303              $17,211             $22,303
    12/31/1997           $21,309          $30,824              $17,384             $22,608
     1/31/1998           $21,591          $31,163              $17,607             $22,907
     2/28/1998           $22,551          $33,410              $17,594             $23,926
     3/31/1998           $23,223          $35,121              $17,654             $24,638
     4/30/1998           $23,479          $35,479              $17,746             $24,910
     5/31/1998           $23,239          $34,869              $17,915             $24,655
     6/30/1998           $23,835          $36,285              $18,067             $25,288
     7/31/1998           $23,545          $35,900              $18,105             $24,981
     8/31/1998           $21,442          $30,712              $18,400             $22,749
     9/30/1998           $22,328          $32,681              $18,830             $23,689
    10/31/1998           $23,647          $35,338              $18,731             $25,086
    11/30/1998           $24,883          $37,480              $18,837             $26,404
    12/31/1998           $26,077          $39,638              $18,894             $27,683
     1/31/1999           $26,736          $41,307              $19,029             $28,388
     2/28/1999           $26,019          $40,018              $18,696             $27,636
     3/31/1999           $26,670          $41,619              $18,800             $28,323
     4/30/1999           $27,353          $43,230              $18,860             $29,056
     5/31/1999           $26,999          $42,210              $18,695             $28,694
     6/30/1999           $27,971          $44,506              $18,635             $29,724
     7/31/1999           $27,559          $43,116              $18,556             $29,288
     8/31/1999           $27,337          $42,903              $18,546             $29,065
     9/30/1999           $26,925          $41,727              $18,761             $28,629
    10/31/1999           $27,798          $44,368              $18,831             $29,566
    11/30/1999           $28,416          $45,269              $18,829             $30,225
    12/31/1999           $29,236          $47,935              $18,739             $31,110
     1/31/2000           $28,759          $45,529              $18,677             $30,599
     2/29/2000           $29,165          $44,668              $18,903             $31,040
     3/31/2000           $30,678          $49,037              $19,152             $32,653
     4/30/2000           $30,245          $47,561              $19,097             $32,202
     5/31/2000           $29,838          $46,586              $19,089             $31,771
     6/30/2000           $30,590          $47,737              $19,486             $32,583
     7/31/2000           $30,554          $46,992              $19,663             $32,543
     8/31/2000           $31,616          $49,910              $19,948             $33,684
     9/30/2000           $30,926          $47,275              $20,074             $32,963
    10/31/2000           $31,156          $47,076              $20,206             $33,204
    11/30/2000           $30,625          $43,367              $20,538             $32,643
    12/31/2000           $31,457          $43,579              $20,920             $33,541
     1/31/2001           $31,877          $45,126              $21,263             $33,989
     2/28/2001           $30,395          $41,011              $21,448             $32,418
     3/31/2001           $29,238          $38,411              $21,555             $31,186





--------------------------------------------------------------------------------
   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(3)  The Lehman Brothers Aggregate Bond Index is composed of the Lehman
Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                         PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

   The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Barclays Global Fund Advisors

FUND MANAGERS
   Team Managed

INCEPTION DATE
   04/07/88

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Class A shares underperformed the S&P 500 Index(1), which had a return of (18.75)%, versus the Fund's return of (19.04)%(2) for the six-month period ended March 31, 2001, excluding sales charges. The Fund's Class A shares also underperformed the Lehman Brothers 20+ Treasury Index(3), which returned 8.57%. The Fund's Class A shares distributed no dividend income and $2.07 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     After remaining neutral in the fourth quarter of 2000, the Federal Reserve Board lowered short-term interest rates by 1.5 percentage points during the first quarter of 2001, reflecting the weak economic environment. Stock markets reacted negatively to the news of the latest rate cut on March 20, as many investors had hoped for an even larger cut to display a proactive rather than a reactive statement.
     Nevertheless, throughout the six-month period ended March 31, 2001, long-term bonds appeared overvalued, with yields at historically low levels. As a result, fund managers believed that equities were not overpriced relative to long-term bonds. The Fund maintained its benchmark allocation with substantially all of its portfolio in equities, confirming its position that stocks continued to be relatively more attractive than bonds on a risk-adjusted basis.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     During the most intense part of any downturn, it always appears as though the declines will never end, but they do. One year ago, stocks peaked and began to decline in the face of a seemingly terrific fundamental outlook. The Fund believes that the exact opposite could soon occur, namely that stocks will bottom out and start going up in the face of a difficult fundamental outlook. Indeed, the stock prices of some excellent companies with great business franchises have already declined much more than an interruption of profit growth would warrant. Some unusually attractive long-term investment opportunities are available right now in the equity marketplace.


-------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund; and for periods prior to July 1, 1993, Class B shares performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses; for periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares.

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(2) (%)(AS OF MARCH 31, 2001)
-----------------------------------------------------------------


                                               Including Sales Charge           Excluding Sales Charge
                                         ---------------------------------   --------------------------------
                                           6-Month*  1-Year  5-Year  10-Year    6-Month*  1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                               (23.69)   (26.90)    9.70    11.94     (19.04)   (22.44)  11.01  12.60
---------------------------------------------------------------------------------------------------------------------------
   CLASS B                               (23.02)   (26.49)    9.85    11.82     (19.40)   (23.03)  10.12  11.82
---------------------------------------------------------------------------------------------------------------------------
   CLASS C                               (20.11)   (23.73)   10.14    11.83     (19.39)   (23.04)  10.14  11.83
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                              (18.75)   (21.68)  14.18  14.42
---------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS 20+ TREASURY INDEX                                           8.57     12.21    9.28  10.02

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4)
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                  3.91%
---------------------------------------------------------------
   MICROSOFT CORPORATION                     2.75%
---------------------------------------------------------------
   EXXON MOBIL CORPORATION                   2.66%
---------------------------------------------------------------
   PFIZER, INCORPORATED                      2.44%
---------------------------------------------------------------
   CITIGROUP, INCORPORATED                   2.13%
---------------------------------------------------------------
   WAL-MART STORES, INCORPORATED             2.13%
---------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP              1.77%
---------------------------------------------------------------
   INTEL CORPORATION                         1.67%
---------------------------------------------------------------
   MERCK & COMPANY, INCORPORATED             1.65%
---------------------------------------------------------------
   AOL TIME WARNER, INCORPORATED             1.64%

     CHARACTERISTICS
     (AS OF MARCH 31, 2001)
---------------------------------------------------------------
   BETA*                                     0.99
---------------------------------------------------------------
   AVERAGE COUPON OF BOND PORTFOLIO          4.90%
---------------------------------------------------------------
   AVERAGE MATURITY OF BOND PORTFOLIO  18.6 YEARS
---------------------------------------------------------------
   AVERAGE DURATION OF BOND PORTFOLIO   9.7 YEARS
---------------------------------------------------------------
   NUMBER OF HOLDINGS                         504
---------------------------------------------------------------
   PORTFOLIO TURNOVER                           3%


* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 BENCHMARK BETA IS 1.00 BY DEFINITION.

   STRATEGIC ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   STOCKS                                  100%
---------------------------------------------------------------------------------------------------------------------------
   ACTUAL ASSET ALLOCATION(5) (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   STOCKS                                   98%
---------------------------------------------------------------------------------------------------------------------------
   TREASURY BILLS                            2%

[CHART]

SECTOR DISTRIBUTION (AS OF MARCH 31, 2001)
---------------------------------------------------
Financial                          19.7%
Technology                         19.0%
Health Care                        12.9%
Consumer Non-Cyclical               7.5%
Consumer Cyclical                   7.4%
Energy                              7.0%
Telecommunications                  5.8%
Consumer Services                   5.0%
Basic Materials                     4.3%
Industrials                         3.3%
Utilities                           2.9%
Commercial Services                 2.7%
Cash                                1.8%
Transportation                      0.7%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)
---------------------------------------------------

                 Wells Fargo       Lehman Brothers
              Index Allocation           20+
               Fund - Class A      Treasury Index      S&P 500 Index
    3/31/1991             $9,425              $10,000          $10,000
    4/30/1991             $9,511              $10,132          $10,024
    5/31/1991             $9,617              $10,112          $10,456
    6/30/1991             $9,405              $10,021           $9,977
    7/31/1991             $9,635              $10,180          $10,442
    8/31/1991             $9,948              $10,546          $10,690
    9/30/1991            $10,073              $10,885          $10,511
   10/31/1991            $10,143              $10,893          $10,652
   11/30/1991             $9,989              $10,936          $10,223
   12/31/1991            $10,812              $11,623          $11,392
    1/31/1992            $10,515              $11,252          $11,180
    2/29/1992            $10,580              $11,313          $11,325
    3/31/1992            $10,427              $11,185          $11,104
    4/30/1992            $10,539              $11,160          $11,430
    5/31/1992            $10,716              $11,483          $11,486
    6/30/1992            $10,732              $11,632          $11,315
    7/31/1992            $11,166              $12,137          $11,778
    8/31/1992            $11,100              $12,210          $11,537
    9/30/1992            $11,252              $12,389          $11,672
   10/31/1992            $11,175              $12,127          $11,712
   11/30/1992            $11,424              $12,194          $12,111
   12/31/1992            $11,616              $12,544          $12,260
    1/31/1993            $11,809              $12,892          $12,362
    2/28/1993            $12,113              $13,343          $12,531
    3/31/1993            $12,294              $13,371          $12,795
    4/30/1993            $12,089              $13,468          $12,486
    5/31/1993            $12,314              $13,528          $12,820
    6/30/1993            $12,472              $14,124          $12,857
    7/31/1993            $12,492              $14,397          $12,806
    8/31/1993            $12,935              $15,020          $13,292
    9/30/1993            $12,828              $15,055          $13,190
   10/31/1993            $13,066              $15,180          $13,463
   11/30/1993            $12,931              $14,770          $13,334
   12/31/1993            $13,072              $14,803          $13,495
    1/31/1994            $13,490              $15,172          $13,954
    2/28/1994            $13,116              $14,515          $13,576
    3/31/1994            $12,599              $13,852          $12,984
    4/30/1994            $12,676              $13,680          $13,150
    5/31/1994            $12,797              $13,567          $13,366
    6/30/1994            $12,519              $13,427          $13,038
    7/31/1994            $12,907              $13,923          $13,467
    8/31/1994            $13,285              $13,786          $14,019
    9/30/1994            $12,926              $13,316          $13,676
   10/31/1994            $13,049              $13,272          $13,983
   11/30/1994            $12,792              $13,367          $13,474
   12/31/1994            $12,983              $13,587          $13,674
    1/31/1995            $13,299              $13,956          $14,028
    2/28/1995            $13,750              $14,348          $14,574
    3/31/1995            $14,053              $14,484          $15,004
    4/30/1995            $14,397              $14,745          $15,445
    5/31/1995            $15,059              $15,960          $16,061
    6/30/1995            $15,404              $16,153          $16,434
    7/31/1995            $15,885              $15,867          $16,979
    8/31/1995            $15,910              $16,247          $17,021
    9/30/1995            $16,550              $16,568          $17,739
   10/31/1995            $16,476              $17,066          $17,676
   11/30/1995            $17,169              $17,510          $18,451
   12/31/1995            $17,489              $18,014          $18,806
    1/31/1996            $18,023              $17,993          $19,446
    2/29/1996            $18,163              $17,038          $19,627
    3/31/1996            $18,322              $16,670          $19,815
    4/30/1996            $18,500              $16,375          $20,106
    5/31/1996            $18,755              $16,288          $20,623
    6/30/1996            $18,889              $16,651          $20,701
    7/31/1996            $18,300              $16,651          $19,786
    8/31/1996            $18,415              $16,413          $20,204
    9/30/1996            $19,208              $16,891          $21,339
   10/31/1996            $19,788              $17,599          $21,928
   11/30/1996            $20,936              $18,227          $23,584
   12/31/1996            $20,470              $17,751          $23,117
    1/31/1997            $21,377              $17,592          $24,559
    2/28/1997            $21,465              $17,596          $24,753
    3/31/1997            $20,710              $17,112          $23,739
    4/30/1997            $21,593              $17,547          $25,153
    5/31/1997            $22,446              $17,750          $26,690
    6/30/1997            $23,236              $18,121          $27,878
    7/31/1997            $24,925              $19,283          $30,094
    8/31/1997            $23,695              $18,688          $28,409
    9/30/1997            $24,800              $19,242          $29,963
   10/31/1997            $24,176              $19,950          $28,962
   11/30/1997            $25,217              $20,263          $30,303
   12/31/1997            $25,624              $20,623          $30,824
    1/31/1998            $25,871              $21,055          $31,163
    2/28/1998            $27,672              $20,888          $33,410
    3/31/1998            $29,014              $20,929          $35,121
    4/30/1998            $29,262              $20,999          $35,479
    5/31/1998            $28,732              $21,443          $34,869
    6/30/1998            $29,858              $22,008          $36,285
    7/31/1998            $29,527              $21,883          $35,900
    8/31/1998            $25,259              $22,953          $30,712
    9/30/1998            $26,835              $23,798          $32,681
   10/31/1998            $29,004              $23,393          $35,338
   11/30/1998            $30,726              $23,609          $37,480
   12/31/1998            $32,430              $23,555          $39,638
    1/31/1999            $33,734              $23,778          $41,307
    2/28/1999            $32,670              $22,508          $40,018
    3/31/1999            $33,933              $22,408          $41,619
    4/30/1999            $35,220              $22,427          $43,230
    5/31/1999            $34,362              $22,070          $42,210
    6/30/1999            $36,211              $21,800          $44,506
    7/31/1999            $35,061              $21,676          $43,116
    8/31/1999            $34,855              $21,574          $42,903
    9/30/1999            $33,872              $21,730          $41,727
   10/31/1999            $35,985              $21,732          $44,368
   11/30/1999            $36,672              $21,567          $45,269
   12/31/1999            $38,773              $21,186          $47,935
    1/31/2000            $36,909              $21,555          $45,529
    2/29/2000            $36,306              $22,320          $44,668
    3/31/2000            $39,820              $23,155          $49,037
    4/30/2000            $38,595              $22,935          $47,561
    5/31/2000            $37,761              $22,821          $46,586
    6/30/2000            $38,649              $23,316          $47,737
    7/31/2000            $38,010              $23,777          $46,992
    8/31/2000            $40,317              $24,358          $49,910
    9/30/2000            $38,152              $23,941          $47,275
   10/31/2000            $37,974              $24,341          $47,076
   11/30/2000            $34,958              $25,166          $43,367
   12/31/2000            $35,109              $25,755          $43,579
    1/31/2001            $36,313              $25,752          $45,126
    2/28/2001            $32,978              $26,206          $41,011
    3/31/2001            $30,886              $25,996          $38,411

--------------------------------------------------------------------------
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period.
(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5) Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Index Allocation Fund Class shares since inception with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                         PERFORMANCE HIGHLIGHTS
------------------------------------------------------------------------------


MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
------------------------------------------------------
   The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
   Galliard Capital Management
   Peregrine Capital Management
   Schroder Investment Management North America
   Smith Asset Management Group
   Wells Capital Management Incorporated

FUND MANAGER
   Collectively Managed

INCEPTION DATE
   04/30/89

PERFORMANCE HIGHLIGHTS
------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned (0.57)%(1) for the six-month period ended March 31, 2001. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (18.75)%; and underperformed the Lehman Brothers Aggregate Bond Index(3), which returned 7.37%, during the period. The Fund's Institutional Class shares distributed $0.87 per share in dividend income and $1.26 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     After remaining neutral in the fourth quarter of 2000, the Federal Reserve Board lowered short-term interest rates by 1.5 percentage points during the first quarter of 2001, reflecting the weak economic environment. Stock markets reacted negatively to the news of the latest rate cut on March 20, as many investors had hoped for an even larger cut to display a proactive rather than a reactive statement.
     Overall, stocks fell sharply during the period, particularly the technology and telecommunications sectors. With little exception, business and economic news was negative, particularly profits. Meanwhile, bonds outperformed stocks, as inflationary pressures eased and interest rates fell. Bonds also benefited from the flow of funds out of the stock market.
     The Fund employs a proprietary investment strategy, the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets towards stocks or bonds when a compelling valuation differential exists between the two markets. Since bonds significantly outperformed stocks over the past six months, the Fund rebalanced the underlying portfolio assets to the neutral allocation of 40% stocks and 60% bonds.

STRATEGIC OUTLOOK
------------------------------------------------------------------------------

     The Fund believes that stocks appear relatively inexpensive from a valuation perspective, with an average price to earnings ratio of about 20, which is reasonable by recent historical standards. However, it also believes that bond prices appear high, reflecting increased demand from investors leaving the stock market. Indeed, the stock prices of some excellent companies with great business franchises have already declined much more than an interruption of profit growth would warrant. Some unusually attractive long-term investment opportunities are available right now in the equity marketplace. An improvement in the U.S. economy should help stocks recapture some of their recent losses.
     Going forward, the Fund believes that because the markets are difficult to predict at best, the investor would be prudent to continue to diversify their portfolio among different asset types.

------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
------------------------------------------------------------------------------

     AVERAGE  ANNUAL  TOTAL  RETURN(1) (%)(AS OF MARCH 31, 2001)
   ----------------------------------------------------------------------


                                                                                Excluding Sales Charge
                                                                            -----------------------------
                                                                          6-Month(*) 1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                    (0.57)      1.47    10.85   10.08
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                       (18.75)    (21.68)   14.18   14.42
---------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX                                  7.37      12.53     7.48    7.98

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

DIVERSIFIED EQUITY STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   BETA*                                       0.91
---------------------------------------------------------------------------------------------------------------------------
   DIVIDEND YIELD                              1.30%
---------------------------------------------------------------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)  21.78X
---------------------------------------------------------------------------------------------------------------------------
   PRICE TO BOOK RATIO                         4.27X
---------------------------------------------------------------------------------------------------------------------------
   MEDIAN MARKET CAP ($B)                     22.78
---------------------------------------------------------------------------------------------------------------------------
   5-YEAR EARNINGS GROWTH (HISTORIC)          16.46%
---------------------------------------------------------------------------------------------------------------------------
   NUMBER OF HOLDINGS                         1,444
---------------------------------------------------------------------------------------------------------------------------
   PORTFOLIO TURNOVER                            40%


* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.


   DIVERSIFIED BOND STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY(5)                    AA
---------------------------------------------------------------------------------------------------------------------------
   AVERAGE MATURITY                     10.8 YEARS
---------------------------------------------------------------------------------------------------------------------------
   DURATION                              5.6 YEARS
---------------------------------------------------------------------------------------------------------------------------
   SEC YIELD(6) AS OF 3/31/01                 5.84%

   TEN LARGEST HOLDINGS(4)
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 6.13%                  2.25%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.50%                  2.14%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.25%                  2.10%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.25%                  2.05%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 6.75%                  2.04%
---------------------------------------------------------------------------------------------------------------------------
   PFIZER, INCORPORATION                      0.96%
---------------------------------------------------------------------------------------------------------------------------
   FNMA                                       0.79%
---------------------------------------------------------------------------------------------------------------------------
   MICROSOFT CORPORATION                      0.76%
---------------------------------------------------------------------------------------------------------------------------
   FNMA                                       0.76%
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL, DUE 2/28/02               0.73%


[CHART]


STRATEGIC ALLOCATION(7)
Diversified Bond Style               45%
Stable Income Style                  15%
Diversified Equity Style             40%

[CHART]

ACTUAL ASSET ALLOCATION(7) (AS OF MARCH 31, 2001)
Bonds                                  55%
Cash                                    6%
Stocks                                 39%

[CHART]
GROWTH OF $10,000 INVESTMENT(8)

                 Wells Fargo Moderate                       Lehman Brothers
               Balanced Fund - Class I   S&P 500 Index   Aggregate Bond Index
      3/31/1991                  10,000          $10,000                $10,000
      4/30/1991                  10,036          $10,024                $10,108
      5/31/1991                  10,264          $10,456                $10,167
      6/30/1991                  10,066           $9,977                $10,162
      7/31/1991                  10,335          $10,442                $10,303
      8/31/1991                  10,536          $10,690                $10,525
      9/30/1991                  10,582          $10,511                $10,739
     10/31/1991                  10,734          $10,652                $10,858
     11/30/1991                  10,640          $10,223                $10,958
     12/31/1991                  11,174          $11,392                $11,284
      1/31/1992                  11,140          $11,180                $11,130
      2/29/1992                  11,177          $11,325                $11,203
      3/31/1992                  11,072          $11,104                $11,139
      4/30/1992                  11,170          $11,430                $11,220
      5/31/1992                  11,303          $11,486                $11,431
      6/30/1992                  11,275          $11,315                $11,589
      7/31/1992                  11,400          $11,778                $11,825
      8/31/1992                  11,384          $11,537                $11,945
      9/30/1992                  11,509          $11,672                $12,087
     10/31/1992                  11,497          $11,712                $11,926
     11/30/1992                  11,727          $12,111                $11,929
     12/31/1992                  11,848          $12,260                $12,119
      1/31/1993                  11,881          $12,362                $12,351
      2/28/1993                  11,885          $12,531                $12,567
      3/31/1993                  12,106          $12,795                $12,620
      4/30/1993                  12,028          $12,486                $12,708
      5/31/1993                  12,206          $12,820                $12,724
      6/30/1993                  12,270          $12,857                $12,954
      7/31/1993                  12,332          $12,806                $13,028
      8/31/1993                  12,672          $13,292                $13,256
      9/30/1993                  12,730          $13,190                $13,292
     10/31/1993                  12,843          $13,463                $13,342
     11/30/1993                  12,687          $13,334                $13,229
     12/31/1993                  12,898          $13,495                $13,300
      1/31/1994                  13,154          $13,954                $13,480
      2/28/1994                  12,960          $13,576                $13,246
      3/31/1994                  12,634          $12,984                $12,919
      4/30/1994                  12,686          $13,150                $12,816
      5/31/1994                  12,723          $13,366                $12,814
      6/30/1994                  12,552          $13,038                $12,786
      7/31/1994                  12,797          $13,467                $13,040
      8/31/1994                  13,079          $14,019                $13,056
      9/30/1994                  12,950          $13,676                $12,864
     10/31/1994                  13,017          $13,983                $12,852
     11/30/1994                  12,847          $13,474                $12,824
     12/31/1994                  12,952          $13,674                $12,912
      1/31/1995                  13,057          $14,028                $13,168
      2/28/1995                  13,298          $14,574                $13,481
      3/31/1995                  13,493          $15,004                $13,564
      4/30/1995                  13,681          $15,445                $13,753
      5/31/1995                  14,003          $16,061                $14,285
      6/30/1995                  14,259          $16,434                $14,390
      7/31/1995                  14,552          $16,979                $14,358
      8/31/1995                  14,619          $17,021                $14,531
      9/30/1995                  14,912          $17,739                $14,673
     10/31/1995                  14,897          $17,676                $14,863
     11/30/1995                  15,182          $18,451                $15,086
     12/31/1995                  15,330          $18,806                $15,298
      1/31/1996                  15,542          $19,446                $15,399
      2/29/1996                  15,535          $19,627                $15,132
      3/31/1996                  15,605          $19,815                $15,027
      4/30/1996                  15,778          $20,106                $14,942
      5/31/1996                  15,944          $20,623                $14,912
      6/30/1996                  15,991          $20,701                $15,112
      7/31/1996                  15,676          $19,786                $15,153
      8/31/1996                  15,826          $20,204                $15,128
      9/30/1996                  16,274          $21,339                $15,391
     10/31/1996                  16,439          $21,928                $15,733
     11/30/1996                  16,974          $23,584                $16,002
     12/31/1996                  16,879          $23,117                $15,853
      1/31/1997                  17,260          $24,559                $15,902
      2/28/1997                  17,276          $24,753                $15,941
      3/31/1997                  16,904          $23,739                $15,765
      4/30/1997                  17,318          $25,153                $16,001
      5/31/1997                  17,864          $26,690                $16,152
      6/30/1997                  18,311          $27,878                $16,344
      7/31/1997                  19,138          $30,094                $16,784
      8/31/1997                  18,584          $28,409                $16,641
      9/30/1997                  19,213          $29,963                $16,887
     10/31/1997                  19,080          $28,962                $17,132
     11/30/1997                  19,337          $30,303                $17,211
     12/31/1997                  19,580          $30,824                $17,384
      1/31/1998                  19,835          $31,163                $17,607
      2/28/1998                  20,399          $33,410                $17,594
      3/31/1998                  20,809          $35,121                $17,654
      4/30/1998                  20,991          $35,479                $17,746
      5/31/1998                  20,909          $34,869                $17,915
      6/30/1998                  21,327          $36,285                $18,067
      7/31/1998                  21,163          $35,900                $18,105
      8/31/1998                  20,081          $30,712                $18,400
      9/30/1998                  20,745          $32,681                $18,830
     10/31/1998                  21,418          $35,338                $18,731
     11/30/1998                  22,128          $37,480                $18,837
     12/31/1998                  22,859          $39,638                $18,894
      1/31/1999                  23,295          $41,307                $19,029
      2/28/1999                  22,771          $40,018                $18,696
      3/31/1999                  23,198          $41,619                $18,800
      4/30/1999                  23,645          $43,230                $18,860
      5/31/1999                  23,421          $42,210                $18,695
      6/30/1999                  23,916          $44,506                $18,635
      7/31/1999                  23,713          $43,116                $18,556
      8/31/1999                  23,606          $42,903                $18,546
      9/30/1999                  23,460          $41,727                $18,761
     10/31/1999                  23,926          $44,368                $18,831
     11/30/1999                  24,266          $45,269                $18,829
     12/31/1999                  24,694          $47,935                $18,739
      1/31/2000                  24,461          $45,529                $18,677
      2/29/2000                  24,810          $44,668                $18,903
      3/31/2000                  25,741          $49,037                $19,152
      4/30/2000                  25,487          $47,561                $19,097
      5/31/2000                  25,276          $46,586                $19,089
      6/30/2000                  25,837          $47,737                $19,486
      7/31/2000                  25,921          $46,992                $19,663
      8/31/2000                  26,577          $49,910                $19,948
      9/30/2000                  26,270          $47,275                $20,074
     10/31/2000                  26,471          $47,076                $20,206
     11/30/2000                  26,418          $43,367                $20,538
     12/31/2000                  27,044          $43,579                $20,920
      1/31/2001                  27,344          $45,126                $21,263
      2/28/2001                  26,674          $41,011                $21,448
      3/31/2001                  26,120          $38,411                $21,555



   Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------
   The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated
   Peregrine Capital Management
   Smith Asset Management Group
   Schroder Investment Management North America
   Galliard Capital Management

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   04/30/89


PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned 2.95%(1) for the six-month period ended March 31, 2001. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 7.37%, but outperformed the S&P 500 Index(3), which returned (18.75)% for the period. The Fund's Institutional Class shares distributed $0.92 per share in dividend income and $0.37 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     After remaining neutral in the fourth quarter of 2000, the Federal Reserve Board lowered short-term interest rates by 1.5 percentage points during the first quarter of 2001, reflecting the weak economic environment. Whether or not the economy officially goes into a recession - defined as two consecutive quarters of negative Gross Domestic Product growth - recession-like conditions already exist for large segments of the economy. As is often the case in a slowdown, bonds outperformed stocks, as inflationary pressures eased and interest rates fell. Bonds also benefited from the flow of funds out of the stock market.
     The Fund employs a proprietary investment strategy, the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets towards stocks or bonds when a compelling valuation differential exists between the two markets. Since bonds significantly outperformed stocks over the past six months, the Fund rebalanced the underlying portfolio assets to the neutral allocation of 20% stocks and 80% bonds.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     The Fund believes that while stocks appear relatively inexpensive, it also believes that bond prices appear high, reflecting increased demand from investors leaving the stock market. Indeed, the stock prices of some excellent companies with great business franchises have already declined much more than an interruption of profit growth would warrant. Some unusually attractive long-term investment opportunities are available right now in the equity marketplace. An improvement in the U.S. economy should help stocks recapture some of their recent losses.
     Going forward, the Fund believes that because the markets are difficult to predict at best, the investor would be prudent to continue to diversify their portfolio among different asset types.




-------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
-------------------------------------------------------------------------------


    AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
   ----------------------------------------------------------------------


                                                                              Excluding Sales Charge
                                                                         --------------------------------
                                                                          6-Month* 1-Year 5-Year 10-Year
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                         2.95    5.80   9.27   8.65
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                           (18.75) (21.68) 14.18  14.42
---------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX                                      7.37   12.53   7.48   7.98

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   DIVERSIFIED EQUITY STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)

---------------------------------------------------------------------------------------------------------------------------
   BETA*                                          0.91
---------------------------------------------------------------------------------------------------------------------------
   DIVIDEND YIELD                                 1.30%
---------------------------------------------------------------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)     21.78X
---------------------------------------------------------------------------------------------------------------------------
   PRICE TO BOOK RATIO                            4.27X
---------------------------------------------------------------------------------------------------------------------------
   MEDIAN MARKET CAP ($B)                        22.78
---------------------------------------------------------------------------------------------------------------------------
   5 YEAR EARNINGS GROWTH (HISTORIC)             16.46%
---------------------------------------------------------------------------------------------------------------------------
   NUMBER OF HOLDINGS                            1,444
---------------------------------------------------------------------------------------------------------------------------
   PORTFOLIO TURNOVER                               38%


* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY(5)                  AA
---------------------------------------------------------------------------------------------------------------------------
   AVERAGE MATURITY                 10.8 YEARS
---------------------------------------------------------------------------------------------------------------------------
   DURATION                          5.6 YEARS
---------------------------------------------------------------------------------------------------------------------------
   SEC YIELD(6) AS OF 3/31/01               5.84%

   TEN LARGEST HOLDINGS(4)
   (AS OF MARCH 31, 2001)
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 6.13%                 2.74%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.50%                 2.62%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.25%                 2.56%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 5.25%                 2.50%
---------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BOND, 6.75%                 2.49%
---------------------------------------------------------------------------------------------------------------------------
   FNMA                                      1.31%
---------------------------------------------------------------------------------------------------------------------------
   FHLMC                                     1.07%
---------------------------------------------------------------------------------------------------------------------------
   FNMA                                      0.93%
---------------------------------------------------------------------------------------------------------------------------
   FHLMC                                     0.78%
---------------------------------------------------------------------------------------------------------------------------
   FNMA                                      0.77%

[CHART]

STRATEGIC ALLOCATION(7) (AS OF MARCH 31, 2001)

Diversified Bond Style               55%
Stable Income Style                  25%
Diversified Equity Style             20%

[CHART]

ACTUAL ASSET ALLOCATION(7) (AS OF MARCH 31, 2001)

Bonds                                98%
Cash                                  2%


[CHART]

GROWTH OF $10,000 INVESTMENT(8)



                Wells Fargo Strategic                    Lehman Brothers
                Income Fund - Class I  S&P 500 Index   Aggregate Bond Index
      3/31/1991                $10,000         $10,000               $10,000
      4/30/1991                $10,047         $10,024               $10,108
      5/31/1991                $10,217         $10,456               $10,167
      6/30/1991                $10,098          $9,977               $10,162
      7/31/1991                $10,302         $10,442               $10,303
      8/31/1991                $10,474         $10,690               $10,525
      9/30/1991                $10,538         $10,511               $10,739
     10/31/1991                $10,665         $10,652               $10,858
     11/30/1991                $10,626         $10,223               $10,958
     12/31/1991                $11,012         $11,392               $11,284
      1/31/1992                $10,996         $11,180               $11,130
      2/29/1992                $11,037         $11,325               $11,203
      3/31/1992                $10,976         $11,104               $11,139
      4/30/1992                $11,062         $11,430               $11,220
      5/31/1992                $11,181         $11,486               $11,431
      6/30/1992                $11,206         $11,315               $11,589
      7/31/1992                $11,280         $11,778               $11,825
      8/31/1992                $11,300         $11,537               $11,945
      9/30/1992                $11,419         $11,672               $12,087
     10/31/1992                $11,398         $11,712               $11,926
     11/30/1992                $11,569         $12,111               $11,929
     12/31/1992                $11,678         $12,260               $12,119
      1/31/1993                $11,715         $12,362               $12,351
      2/28/1993                $11,735         $12,531               $12,567
      3/31/1993                $11,902         $12,795               $12,620
      4/30/1993                $11,869         $12,486               $12,708
      5/31/1993                $11,994         $12,820               $12,724
      6/30/1993                $12,074         $12,857               $12,954
      7/31/1993                $12,129         $12,806               $13,028
      8/31/1993                $12,401         $13,292               $13,256
      9/30/1993                $12,458         $13,190               $13,292
     10/31/1993                $12,545         $13,463               $13,342
     11/30/1993                $12,428         $13,334               $13,229
     12/31/1993                $12,585         $13,495               $13,300
      1/31/1994                $12,785         $13,954               $13,480
      2/28/1994                $12,628         $13,576               $13,246
      3/31/1994                $12,407         $12,984               $12,919
      4/30/1994                $12,438         $13,150               $12,816
      5/31/1994                $12,454         $13,366               $12,814
      6/30/1994                $12,364         $13,038               $12,786
      7/31/1994                $12,544         $13,467               $13,040
      8/31/1994                $12,710         $14,019               $13,056
      9/30/1994                $12,628         $13,676               $12,864
     10/31/1994                $12,671         $13,983               $12,852
     11/30/1994                $12,568         $13,474               $12,824
     12/31/1994                $12,646         $13,674               $12,912
      1/31/1995                $12,763         $14,028               $13,168
      2/28/1995                $12,966         $14,574               $13,481
      3/31/1995                $13,114         $15,004               $13,564
      4/30/1995                $13,262         $15,445               $13,753
      5/31/1995                $13,551         $16,061               $14,285
      6/30/1995                $13,722         $16,434               $14,390
      7/31/1995                $13,886         $16,979               $14,358
      8/31/1995                $13,972         $17,021               $14,531
      9/30/1995                $14,182         $17,739               $14,673
     10/31/1995                $14,198         $17,676               $14,863
     11/30/1995                $14,416         $18,451               $15,086
     12/31/1995                $14,557         $18,806               $15,298
      1/31/1996                $14,705         $19,446               $15,399
      2/29/1996                $14,664         $19,627               $15,132
      3/31/1996                $14,713         $19,815               $15,027
      4/30/1996                $14,812         $20,106               $14,942
      5/31/1996                $14,927         $20,623               $14,912
      6/30/1996                $14,985         $20,701               $15,112
      7/31/1996                $14,804         $19,786               $15,153
      8/31/1996                $14,911         $20,204               $15,128
      9/30/1996                $15,232         $21,339               $15,391
     10/31/1996                $15,397         $21,928               $15,733
     11/30/1996                $15,784         $23,584               $16,002
     12/31/1996                $15,720         $23,117               $15,853
      1/31/1997                $15,942         $24,559               $15,902
      2/28/1997                $15,950         $24,754               $15,941
      3/31/1997                $15,694         $23,739               $15,765
      4/30/1997                $15,995         $25,153               $16,001
      5/31/1997                $16,358         $26,690               $16,152
      6/30/1997                $16,668         $27,878               $16,344
      7/31/1997                $17,288         $30,094               $16,784
      8/31/1997                $16,916         $28,409               $16,641
      9/30/1997                $17,359         $29,963               $16,887
     10/31/1997                $17,438         $28,962               $17,132
     11/30/1997                $17,607         $30,303               $17,211
     12/31/1997                $17,801         $30,824               $17,384
      1/31/1998                $18,030         $31,163               $17,607
      2/28/1998                $18,287         $33,410               $17,594
      3/31/1998                $18,507         $35,121               $17,654
      4/30/1998                $18,631         $35,479               $17,746
      5/31/1998                $18,669         $34,869               $17,915
      6/30/1998                $18,955         $36,285               $18,067
      7/31/1998                $18,889         $35,900               $18,105
      8/31/1998                $18,545         $30,712               $18,400
      9/30/1998                $19,022         $32,681               $18,830
     10/31/1998                $19,280         $35,338               $18,731
     11/30/1998                $19,652         $37,480               $18,837
     12/31/1998                $20,014         $39,638               $18,894
      1/31/1999                $20,257         $41,307               $19,029
      2/28/1999                $19,882         $40,018               $18,696
      3/31/1999                $20,126         $41,619               $18,800
      4/30/1999                $20,369         $43,230               $18,860
      5/31/1999                $20,247         $42,210               $18,695
      6/30/1999                $20,450         $44,506               $18,635
      7/31/1999                $20,369         $43,116               $18,556
      8/31/1999                $20,318         $42,903               $18,546
      9/30/1999                $20,328         $41,727               $18,761
     10/31/1999                $20,551         $44,368               $18,831
     11/30/1999                $20,713         $45,269               $18,829
     12/31/1999                $20,902         $47,935               $18,739
      1/31/2000                $20,815         $45,529               $18,677
      2/29/2000                $21,109         $44,668               $18,903
      3/31/2000                $21,665         $49,037               $19,152
      4/30/2000                $21,512         $47,561               $19,097
      5/31/2000                $21,403         $46,586               $19,089
      6/30/2000                $21,828         $47,737               $19,486
      7/31/2000                $21,959         $46,992               $19,663
      8/31/2000                $22,373         $49,910               $19,948
      9/30/2000                $22,264         $47,275               $20,074
     10/31/2000                $22,427         $47,076               $20,206
     11/30/2000                $22,580         $43,367               $20,538
     12/31/2000                $23,038         $43,579               $20,920
      1/31/2001                $23,282         $45,126               $21,263
      2/28/2001                $23,107         $41,011               $21,448
      3/31/2001                $22,922         $38,411               $21,555

--------------------------------------------------------------------------------
   Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  AGGRESSIVE BALANCED-EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                                                       VALUE
  N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                             $    3,264,863
  N/A      WELLS FARGO INCOME EQUITY PORTFOLIO                                                                      16,378,517
  N/A      WELLS FARGO INDEX PORTFOLIO                                                                              16,232,855
  N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                                4,162,578
  N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                                                       5,414,595
  N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                               12,723,090
  N/A      WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                                7,838,465
  N/A      WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                                5,209,531
  N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                     1,633,179
  N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                     1,657,278
  N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                                1,644,469
  N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                 1,655,443
  N/A      WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                                2,609,964

TOTAL INVESTMENTS IN CORE PORTFOLIOS (98.49%) (COST $81,687,415)                                                    80,424,827
                                                                                                                --------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
U.S. TREASURY OBLIGATIONS (1.12%)
$950,000  U.S. TREASURY BILLS#                                                                4.07%^    02/28/02       915,656

TOTAL U.S. TREASURY OBLIGATIONS (COST $914,343)                                                                        915,656
                                                                                                                --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS & SECURITIES (99.61%) (COST $82,601,758)                                       81,340,483
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $82,601,758)                              99.61%                                                          $   81,340,483
OTHER ASSETS AND LIABILITIES, NET                0.39                                                                  316,449
                                               -------                                                          --------------
TOTAL NET ASSETS                               100.00%                                                          $   81,656,932
                                               =======                                                          ==============

# THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR
  OPEN FUTURE CONTRACTS.
^ YIELD TO MATURITY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
COMMON STOCK - 72.13%

AMUSEMENT & RECREATION SERVICES - 0.44%
   13,945  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                 $      410,401
  250,257  WALT DISNEY COMPANY                                                                                       7,157,350

                                                                                                                     7,567,751
                                                                                                                --------------
APPAREL & ACCESSORY STORES - 0.34%
  102,431  GAP INCORPORATED                                                                                          2,429,663
   40,003  KOHL'S CORPORATION+                                                                                       2,467,785
   51,296  LIMITED INCORPORATED                                                                                        806,373
   15,217  NORDSTROM INCORPORATED                                                                                      247,733

                                                                                                                     5,951,554
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.04%
    6,155  LIZ CLAIBORNE INCORPORATED                                                                                  289,593
   13,585  V F CORPORATION                                                                                             475,475

                                                                                                                       765,068
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
   13,493  AUTOZONE INCORPORATED+                                                                                      378,074
                                                                                                                --------------
AUTOMOTIVE REPAIR SERVICES & PARKING - 0.01%
    6,913  RYDER SYSTEM INCORPORATED                                                                                   124,365
                                                                                                                --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.04%
    6,995  CENTEX CORPORATION                                                                                          291,342
    4,889  KAUFMAN & BROAD HOME CORPORATION                                                                            159,577
    4,679  PULTE CORPORATION                                                                                           189,078

                                                                                                                       639,997
                                                                                                                --------------
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 0.88%
  278,484  HOME DEPOT INCORPORATED                                                                                  12,002,660
   46,087  LOWE'S COMPANIES INCORPORATED                                                                             2,693,785
   19,117  SHERWIN-WILLIAMS COMPANY                                                                                    487,101

                                                                                                                    15,183,546
                                                                                                                --------------
BUSINESS SERVICES - 6.04%
   28,922  ADOBE SYSTEMS INCORPORATED                                                                                1,011,402
  520,235  AOL TIME WARNER INCORPORATED+                                                                            20,887,435
    6,787  AUTODESK INCORPORATED                                                                                       207,428
   76,491  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    4,159,581
   29,513  BMC SOFTWARE INCORPORATED+                                                                                  634,530
   31,644  BROADVISION INCORPORATED+                                                                                   169,098
   21,822  CABLETRON SYSTEMS INCORPORATED+                                                                             281,504
   92,870  CENDANT CORPORATION+                                                                                      1,354,973
   17,237  CERIDIAN CORPORATION+                                                                                       318,885
   22,272  CITRIX SYSTEMS INCORPORATED+                                                                                470,496
   69,544  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                            1,891,597
   20,335  COMPUTER SCIENCES CORPORATION+                                                                              657,837
   43,517  COMPUWARE CORPORATION+                                                                                      424,291

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
BUSINESS SERVICES (continued)
   18,508  CONVERGYS CORPORATION+                                                                               $      667,584
    8,478  DELUXE CORPORATION                                                                                          200,674
   56,314  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       3,145,700
   16,969  EQUIFAX INCORPORATED+                                                                                       530,281
   47,605  FIRST DATA CORPORATION                                                                                    2,842,495
   35,350  IMS HEALTH INCORPORATED                                                                                     880,215
   37,173  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                               1,276,893
   24,814  INTUIT INCORPORATED+                                                                                        688,589
   34,268  MCKESSON HBOC INCORPORATED                                                                                  916,669
    9,694  MERCURY INTERACTIVE CORPORATION+                                                                            405,936
  641,408  MICROSOFT CORPORATION+                                                                                   35,077,000
   11,561  NCR CORPORATION+                                                                                            451,226
   38,531  NOVELL INCORPORATED+                                                                                        192,655
   21,363  OMNICOM GROUP INCORPORATED                                                                                1,770,565
  671,825  ORACLE CORPORATION+                                                                                      10,063,939
   32,471  PARAMETRIC TECHNOLOGY COMPANY+                                                                              294,268
   34,503  PEOPLESOFT INCORPORATED+                                                                                    808,664
   21,278  ROBERT HALF INTERNATIONAL INCORPORATED*+                                                                    475,563
   14,080  SAPIENT CORPORATION+                                                                                        101,200
   51,850  SIEBEL SYSTEMS INCORPORATED+                                                                              1,410,320
  392,138  SUN MICROSYSTEMS INCORPORATED+                                                                            6,027,161
   37,532  UNISYS CORPORATION+                                                                                         525,447
   48,586  VERITAS SOFTWARE CORPORATION+                                                                             2,246,616
   67,610  YAHOO! INCORPORATED+                                                                                      1,064,857

                                                                                                                   104,533,574
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 9.94%
  186,025  ABBOTT LABORATORIES                                                                                       8,778,520
   27,673  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     1,062,643
    6,568  ALBERTO CULVER COMPANY                                                                                      260,487
   28,519  ALZA CORPORATION+                                                                                         1,155,020
  157,617  AMERICAN HOME PRODUCTS CORPORATION                                                                        9,259,999
  125,261  AMGEN INCORPORATED+                                                                                       7,539,146
   28,704  AVON PRODUCTS INCORPORATED                                                                                1,147,873
   17,817  BIOGEN INCORPORATED+                                                                                      1,128,039
  235,123  BRISTOL-MYERS SQUIBB COMPANY                                                                             13,966,306
   23,094  CHIRON CORPORATION+                                                                                       1,013,249
   28,394  CLOROX COMPANY                                                                                              892,991
   68,928  COLGATE-PALMOLIVE COMPANY                                                                                 3,808,961
  107,902  DOW CHEMICAL COMPANY+                                                                                     3,406,466
  125,481  E I DU PONT DE NEMOURS & COMPANY                                                                          5,107,075
    9,139  EASTMAN CHEMICAL COMPANY                                                                                    449,822
   15,228  ECOLAB INCORPORATED                                                                                         645,972
  135,529  ELI LILLY & COMPANY                                                                                      10,389,653
    3,507  FMC CORPORATION+                                                                                            258,255
   21,134  FOREST LABORATORIES INCORPORATED+                                                                         1,251,978

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
  126,819  GILLETTE COMPANY                                                                                     $    3,952,948
    5,818  GREAT LAKES CHEMICAL CORPORATION                                                                            178,845
   11,509  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             253,889
  167,103  JOHNSON & JOHNSON                                                                                        14,616,499
   20,307  KING PHARMACEUTICALS INCORPORATED+                                                                          827,510
   25,433  MEDIMMUNE INCORPORATED+                                                                                     912,409
  277,268  MERCK & COMPANY INCORPORATED                                                                             21,044,641
  758,493  PFIZER INCORPORATED                                                                                      31,060,288
  155,162  PHARMACIA CORPORATION                                                                                     7,815,510
   20,314  PPG INDUSTRIES INCORPORATED                                                                                 936,272
   19,092  PRAXAIR INCORPORATED                                                                                        852,458
  156,366  PROCTER & GAMBLE COMPANY                                                                                  9,788,512
   26,440  ROHM & HAAS COMPANY                                                                                         814,616
  175,910  SCHERING-PLOUGH CORPORATION                                                                               6,425,992
    9,209  SIGMA ALDRICH                                                                                               440,881
   12,373  WATSON PHARMACEUTICALS INCORPORATED+                                                                        650,820

                                                                                                                   172,094,545
                                                                                                                --------------
COMMUNICATIONS - 5.00%
   37,740  ALLTEL CORPORATION                                                                                        1,979,840
  452,159  AT&T CORPORATION                                                                                          9,630,984
   33,251  AVAYA INCORPORATED+                                                                                         432,263
  225,249  BELLSOUTH CORPORATION                                                                                     9,217,189
   16,784  CENTURYTEL INCORPORATED                                                                                     482,540
   32,356  CITIZENS COMMUNICATIONS COMPANY+                                                                            409,303
   70,428  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                3,834,805
  112,757  COMCAST CORPORATION CLASS A+                                                                              4,728,747
  106,964  GLOBAL CROSSING LIMITED+                                                                                  1,442,944
   92,086  NEXTEL COMMUNICATIONS INCORPORATED+                                                                       1,323,736
  199,243  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          6,983,467
  407,014  SBC COMMUNICATIONS INCORPORATED                                                                          18,165,035
  106,561  SPRINT CORPORATION (FON GROUP)                                                                            2,343,276
  112,392  SPRINT CORPORATION (PCS GROUP)+                                                                           2,135,448
   24,900  UNIVISION COMMUNICATIONS INCORPORATED+                                                                      950,184
  324,914  VERIZON COMMUNICATIONS                                                                                   16,018,260
  346,403  WORLDCOM INCORPORATED+                                                                                    6,473,406

                                                                                                                    86,551,427
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 6.59%
   45,137  AMSOUTH BANCORP                                                                                             758,753
  195,787  BANK OF AMERICA CORPORATION                                                                              10,719,338
   89,137  BANK OF NEW YORK COMPANY INCORPORATED                                                                     4,389,106
  139,187  BANK ONE CORPORATION                                                                                      5,035,786
   47,933  BB&T CORPORATION                                                                                          1,685,804
   25,005  CHARTER ONE FINANCIAL INCORPORATED                                                                          707,642
  603,832  CITIGROUP INCORPORATED                                                                                   27,160,364
   21,400  COMERICA INCORPORATED                                                                                     1,316,100

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
DEPOSITORY INSTITUTIONS (continued)
   56,004  FIFTH THIRD BANCORP                                                                                  $    2,992,714
  117,984  FIRST UNION CORPORATION                                                                                   3,893,472
  130,014  FLEETBOSTON FINANCIAL CORPORATION                                                                         4,908,028
   19,061  GOLDEN WEST FINANCIAL CORPORATION                                                                         1,237,059
   29,937  HUNTINGTON BANCSHARES INCORPORATED                                                                          426,602
  228,795  J P MORGAN CHASE & COMPANY                                                                               10,272,896
   51,403  KEYCORP                                                                                                   1,326,197
   58,839  MELLON FINANCIAL CORPORATION                                                                              2,384,156
   73,423  NATIONAL CITY CORPORATION                                                                                 1,964,065
   26,793  NORTHERN TRUST CORPORATION                                                                                1,674,563
   16,571  OLD KENT FINANCIAL CORPORATION                                                                              629,698
   34,917  PNC FINANCIAL SERVICES GROUP                                                                              2,365,627
   26,606  REGIONS FINANCIAL CORPORATION                                                                               756,608
   20,266  SOUTHTRUST CORPORATION                                                                                      927,170
   19,532  STATE STREET CORPORATION                                                                                  1,824,289
   35,746  SUNTRUST BANKS INCORPORATED                                                                               2,316,341
   34,288  SYNOVUS FINANCIAL CORPORATION                                                                               925,776
  231,433  US BANCORP                                                                                                5,369,246
   16,113  UNION PLANTERS CORPORATION                                                                                  620,189
   24,568  WACHOVIA CORPORATION                                                                                      1,480,221
   70,026  WASHINGTON MUTUAL INCORPORATED                                                                            3,833,923
  205,525  WELLS FARGO COMPANY#                                                                                     10,167,321

                                                                                                                   114,069,054
                                                                                                                --------------
EATING & DRINKING PLACES - 0.32%
   14,064  DARDEN RESTAURANTS INCORPORATED                                                                             334,020
  157,871  MCDONALD'S CORPORATION                                                                                    4,191,475
   17,587  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                     671,648
   13,488  WENDY'S INTERNATIONAL INCORPORATED                                                                          301,052

                                                                                                                     5,498,195
                                                                                                                --------------
ELECTRIC GAS & SANITARY SERVICES - 2.84%
   63,810  AES CORPORATION+                                                                                          3,187,948
   13,195  ALLEGHENY ENERGY INCORPORATED                                                                               610,401
   23,357  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       366,238
   16,485  AMEREN CORPORATION                                                                                          675,061
   38,811  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              1,824,117
   33,962  CALPINE CORPORATION+                                                                                      1,870,287
   19,087  CINERGY CORPORATION+                                                                                        640,369
   15,643  CMS ENERGY CORPORATION                                                                                      462,876
   25,576  CONSOLIDATED EDISON INCORPORATED                                                                            948,870
   18,139  CONSTELLATION ENERGY GROUP                                                                                  799,930
   28,859  DOMINION RESOURCES INCORPORATED                                                                           1,860,559
   17,118  DTE ENERGY COMPANY                                                                                          681,296
   91,616  DUKE ENERGY CORPORATION                                                                                   3,915,668
   38,987  DYNEGY INCORPORATED CLASS A                                                                               1,988,727
   38,978  EDISON INTERNATIONAL                                                                                        492,682
   59,827  EL PASO CORPORATION                                                                                       3,906,703

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
ELECTRIC GAS & SANITARY SERVICES (continued)
   26,842  ENTERGY CORPORATION                                                                                  $    1,019,996
   38,384  EXELON CORPORATION                                                                                        2,517,990
   27,127  FIRSTENERGY CORPORATION                                                                                     757,386
   21,383  FPL GROUP INCORPORATED                                                                                    1,310,778
   14,469  GPU INCORPORATED                                                                                            470,098
   16,157  KEYSPAN CORPORATION                                                                                         616,066
   13,706  KINDER MORGAN INCORPORATED                                                                                  729,159
   19,001  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                       321,117
    5,305  NICOR INCORPORATED                                                                                          197,717
   24,450  NISOURCE INCORPORATED                                                                                       760,884
    3,396  ONEOK INCORPORATED                                                                                          138,862
    4,099  PEOPLE'S ENERGY CORPORATION                                                                                 159,328
   46,471  PG & E COMPANY                                                                                              578,564
   10,160  PINNACLE WEST CAPITAL CORPORATION                                                                           466,039
   17,445  PPL CORPORATION                                                                                             766,882
   24,794  PROGRESS ENERGY INCORPORATED                                                                              1,067,878
   25,850  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              1,115,686
   35,596  RELIANT ENERGY INCORPORATED                                                                               1,610,719
   24,508  SEMPRA ENERGY                                                                                               570,546
   81,465  SOUTHERN COMPANY                                                                                          2,858,607
   31,168  TEXAS UTILITIES COMPANY                                                                                   1,287,862
   74,946  WASTE MANAGEMENT INCORPORATED                                                                             1,851,166
   57,386  WILLIAMS COMPANIES INCORPORATED                                                                           2,458,990
   41,118  XCEL ENERGY INCORPORATED                                                                                  1,238,063

                                                                                                                    49,102,115
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 7.33%
   11,390  ADAPTEC INCORPORATED+                                                                                        98,773
   93,119  ADC TELECOMMUNICATIONS INCORPORATED+                                                                        791,512
   37,723  ADVANCED MICRO DEVICES INCORPORATED+                                                                      1,001,168
   47,899  ALTERA CORPORATION+                                                                                       1,026,835
   22,980  AMERICAN POWER CONVERSION CORPORATION+                                                                      296,227
   43,445  ANALOG DEVICES INCORPORATED+                                                                              1,574,447
    9,284  ANDREW CORPORATION+                                                                                         133,458
   35,750  APPLIED MICRO CIRCUITS CORPORATION+                                                                         589,875
   28,513  BROADCOM CORPORATION+                                                                                       824,026
   28,932  CONEXANT SYSTEMS INCORPORATED+                                                                              258,580
   11,137  COOPER INDUSTRIES INCORPORATED                                                                              372,533
    8,324  EATON CORPORATION                                                                                           570,194
   51,635  EMERSON ELECTRIC COMPANY                                                                                  3,199,305
1,191,201  GENERAL ELECTRIC COMPANY                                                                                 49,863,674
  809,122  INTEL CORPORATION                                                                                        21,290,023
  157,224  JDS UNIPHASE CORPORATION+                                                                                 2,898,818
   38,193  LINEAR TECHNOLOGY CORPORATION                                                                             1,568,300
   38,359  LSI LOGIC CORPORATION+                                                                                      603,387
  408,270  LUCENT TECHNOLOGIES INCORPORATED                                                                          4,070,452
   34,193  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                   1,422,087

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
ELECTRONIC &  OTHER ELECTRICAL EQUIPMENT &COMPONENTS EXCEPT COMPUTER EQUIPMENT (continued)
    9,032  MAYTAG CORPORATION                                                                                   $      291,282
   70,687  MICRON TECHNOLOGY INCORPORATED+                                                                           2,935,631
   23,560  MOLEX INCORPORATED                                                                                          831,226
  263,058  MOTOROLA INCORPORATED                                                                                     3,751,207
   21,168  NATIONAL SEMICONDUCTOR CORPORATION+                                                                         566,244
    4,743  NATIONAL SERVICE INDUSTRIES+                                                                                111,223
   38,180  NETWORK APPLIANCE INCORPORATED+                                                                             641,901
  382,802  NORTEL NETWORKS CORPORATION                                                                               5,378,368
   16,940  NOVELLUS SYSTEMS INCORPORATED+                                                                              687,129
    9,119  POWER-ONE INCORPORATED+                                                                                     132,134
   10,885  QLOGIC CORPORATION+                                                                                         244,913
   90,711  QUALCOMM INCORPORATED+                                                                                    5,136,510
   41,097  RAYTHEON COMPANY CLASS B                                                                                  1,207,430
   36,582  SANMINA CORPORATION+                                                                                        715,635
   19,433  SCIENTIFIC-ATLANTA INCORPORATED                                                                             808,218
   49,530  TELLABS INCORPORATED+                                                                                     2,015,252
  208,671  TEXAS INSTRUMENTS INCORPORATED                                                                            6,464,628
    6,721  THOMAS & BETTS CORPORATION                                                                                  116,677
   21,713  VITESSE SEMICONDUCTOR CORPORATION+                                                                          517,040
    7,941  WHIRLPOOL CORPORATION                                                                                       396,970
   39,810  XILINK INCORPORATED+                                                                                      1,398,325

                                                                                                                   126,801,617
                                                                                                                --------------
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 0.30%
    8,933  FLUOR CORPORATION                                                                                           397,519
   53,382  HALLIBURTON COMPANY                                                                                       1,961,789
   19,470  MOODY'S CORPORATION                                                                                         536,593
   44,979  PAYCHEX INCORPORATED                                                                                      1,667,034
    5,978  PERKINELMER INCORPORATED                                                                                    313,546
   13,536  QUINTILES TRANSNATIONAL INTERNATIONAL+                                                                      255,492

                                                                                                                     5,131,973
                                                                                                                --------------
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.37%
    3,291  BALL CORPORATION                                                                                            150,958
    6,919  CRANE COMPANY                                                                                               180,240
   18,548  FORTUNE BRANDS INCORPORATED                                                                                 638,051
   36,395  ILLINOIS TOOL WORKS INCORPORATED                                                                          2,068,692
   51,907  LOCKHEED MARTIN CORPORATION                                                                               1,850,485
   53,871  MASCO CORPORATION                                                                                         1,300,445
    6,705  SNAP-ON INCORPORATED                                                                                        195,250

                                                                                                                     6,384,121
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 2.51%
    4,365  ADOLPH COORS COMPANY                                                                                        285,646
  108,543  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     4,985,380
   76,432  ARCHER DANIELS MIDLAND COMPANY                                                                            1,005,081

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
FOOD & KINDRED PRODUCTS (continued)
    8,182  BROWN-FORMAN CORPORATION                                                                             $      506,875
   50,706  CAMPBELL SOUP COMPANY                                                                                     1,514,588
  299,092  COCA-COLA COMPANY                                                                                        13,506,995
   50,405  COCA-COLA ENTERPRISES INCORPORATED                                                                          896,201
   64,385  CONAGRA FOODS INCORPORATED                                                                                1,174,382
   34,185  GENERAL MILLS INCORPORATED                                                                                1,470,297
   41,989  H J HEINZ COMPANY                                                                                         1,687,958
   12,300  HERCULES INCORPORATED                                                                                       159,777
   16,424  HERSHEY FOODS CORPORATION                                                                                 1,138,512
   49,041  KELLOGG COMPANY                                                                                           1,325,578
  173,631  PEPSICO INCORPORATED                                                                                      7,631,082
   15,880  QUAKER OATS COMPANY                                                                                       1,556,240
   36,999  RALSTON PURINA GROUP                                                                                      1,152,519
   99,745  SARA LEE CORPORATION                                                                                      2,152,497
   27,226  WM WRIGLEY JR COMPANY                                                                                     1,313,654

                                                                                                                    43,463,262
                                                                                                                --------------
FOOD STORES - 0.32%
   49,395  ALBERTSON'S INCORPORATED                                                                                  1,571,749
   98,642  KROGER COMPANY+                                                                                           2,543,977
   22,527  STARBUCKS CORPORATION+                                                                                      955,990
   16,630  WINN-DIXIE STORES INCORPORATED                                                                              471,793

                                                                                                                     5,543,509
                                                                                                                --------------
FURNITURE & FIXTURES - 0.03%
   23,341  LEGGETT & PLATT                                                                                             448,847
                                                                                                                --------------

GENERAL MERCHANDISE STORES - 2.20%
   12,821  CONSOLIDATED STORES CORPORATION+                                                                            128,851
   10,645  DILLARDS INCORPORATED                                                                                       233,551
   39,625  DOLLAR GENERAL CORPORATION                                                                                  809,935
   24,025  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                   998,239
   31,268  J C PENNEY COMPANY INCORPORATED                                                                             499,975
   57,802  KMART CORPORATION+                                                                                          543,339
   35,908  MAY DEPARTMENT STORES COMPANY                                                                             1,274,016
   40,348  SEARS ROEBUCK & COMPANY                                                                                   1,423,074
  107,849  TARGET CORPORATION                                                                                        3,891,192
   33,761  TJX COMPANIES INCORPORATED                                                                                1,080,352
  536,963  WAL-MART STORES INCORPORATED                                                                             27,116,631

                                                                                                                    37,999,155
                                                                                                                --------------

HEALTH SERVICES - 0.49%
   33,797  CARDINAL HEALTH INCORPORATED                                                                              3,269,860
   66,533  HCA - THE HEALTHCARE COMPANY                                                                              2,679,284
   46,392  HEALTHSOUTH CORPORATION+                                                                                    597,993
   12,060  MANOR CARE INCORPORATED+                                                                                    246,024
   38,317  TENET HEALTHCARE CORPORATION+                                                                             1,685,948

                                                                                                                     8,479,109
                                                                                                                --------------

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
    6,964  MCDERMOTT INTERNATIONAL INCORPORATED                                                                 $       88,095
                                                                                                                --------------
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES - 0.11%
   25,012  BEST BUY COMPANY INCORPORATED+                                                                              899,432
   24,411  CIRCUIT CITY STORES                                                                                         258,757
   22,354  RADIOSHACK CORPORATION                                                                                      820,167

                                                                                                                     1,978,356
                                                                                                                --------------
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.14%
   43,957  HILTON HOTELS CORPORATION                                                                                   459,351
   28,998  MARRIOTT INTERNATIONAL CLASS A                                                                            1,194,138
   23,241  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            790,426

                                                                                                                     2,443,915
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.18%
   39,121  APPLE COMPUTER INCORPORATED+                                                                                863,400
   97,398  APPLIED MATERIALS INCORPORATED+                                                                           4,236,813
   40,039  BAKER HUGHES INCORPORATED                                                                                 1,453,816
    9,639  BLACK & DECKER CORPORATION                                                                                  354,233
    2,499  BRIGGS & STRATTON CORPORATION                                                                                95,887
   41,473  CATERPILLAR INCORPORATED                                                                                  1,840,572
  874,899  CISCO SYSTEMS INCORPORATED+                                                                              13,834,340
  203,326  COMPAQ COMPUTER CORPORATION                                                                               3,700,533
   19,894  COMVERSE TECHNOLOGY INCORPORATED+                                                                         1,171,558
    4,724  CUMMINS ENGINE COMPANY INCORPORATED                                                                         177,339
   28,278  DEERE & COMPANY                                                                                           1,027,623
  311,213  DELL COMPUTER CORPORATION+                                                                                7,994,284
   24,453  DOVER CORPORATION                                                                                           876,396
  263,211  EMC CORPORATION+                                                                                          7,738,403
   38,795  GATEWAY INCORPORATED+                                                                                       652,144
  232,513  HEWLETT-PACKARD COMPANY                                                                                   7,270,682
  210,954  IBM CORPORATION                                                                                          20,289,556
   19,333  INGERSOLL-RAND COMPANY                                                                                      767,713
   22,824  JABIL CIRCUIT INCORPORATED+                                                                                 493,455
   15,273  LEXMARK INTERNATIONAL INCORPORATED+                                                                         695,227
   47,700  MINNESOTA MINING & MANUFACTURING COMPANY                                                                  4,956,030
   14,630  PALL CORPORATION                                                                                            320,690
   68,420  PALM INCORPORATED+                                                                                          575,156
   13,924  PARKER-HANNIFIN CORPORATION                                                                                 553,061
   30,381  PITNEY BOWES INCORPORATED                                                                                 1,055,740
   77,157  SOLECTRON CORPORATION+                                                                                    1,466,755
   10,151  STANLEY WORKS                                                                                               334,475
   17,610  SYMBOL TECHNOLOGIES INCORPORATED                                                                            614,589
    6,932  TIMKEN COMPANY                                                                                              108,485
   56,639  UNITED TECHNOLOGIES CORPORATION                                                                           4,151,638

                                                                                                                    89,670,593
                                                                                                                --------------
INSURANCE AGENTS BROKERS & SERVICE - 0.26%
   30,833  AON CORPORATION                                                                                           1,094,572

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
INSURANCE AGENTS BROKERS &SERVICE (continued)
   19,850  HUMANA INCORPORATED+                                                                                 $      208,028
   33,106  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   3,146,063

                                                                                                                     4,448,663
                                                                                                                --------------
INSURANCE CARRIERS - 3.06%
   16,981  AETNA INCORPORATED+                                                                                         609,958
   64,050  AFLAC INCORPORATED                                                                                        1,763,937
   88,036  ALLSTATE CORPORATION                                                                                      3,692,230
   12,669  AMBAC FINANCIAL GROUP INCORPORATED                                                                          803,595
   60,634  AMERICAN GENERAL CORPORATION                                                                              2,319,251
  279,881  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                22,530,421
   21,081  CHUBB CORPORATION                                                                                         1,527,108
   18,519  CIGNA CORPORATION                                                                                         1,988,200
   19,315  CINCINNATI FINANCIAL CORPORATION+                                                                           732,763
   38,908  CONSECO INCORPORATED                                                                                        626,419
   27,779  HARTFORD FINANCIAL SERVICES GROUP                                                                         1,638,961
   12,449  JEFFERSON-PILOT CORPORATION                                                                                 845,163
   23,137  LINCOLN NATIONAL CORPORATION                                                                                982,628
   23,780  LOEWS CORPORATION                                                                                         1,412,770
   11,801  MBIA INCORPORATED                                                                                           952,105
   92,086  METLIFE INCORPORATED                                                                                      2,767,184
   12,836  MGIC INVESTMENT CORPORATION                                                                                 878,239
    8,833  PROGRESSIVE CORPORATION                                                                                     857,243
   15,101  SAFECO CORPORATION                                                                                          425,659
   26,278  ST PAUL COMPANIES INCORPORATED                                                                            1,157,546
   15,072  TORCHMARK CORPORATION                                                                                       585,246
   38,564  UNITEDHEALTH GROUP INCORPORATED                                                                           2,285,303
   28,885  UNUMPROVIDENT CORPORATION                                                                                   844,020
    7,517  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                     716,445

                                                                                                                    52,942,394
                                                                                                                --------------
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE - 0.05%
   27,043  GEORGIA-PACIFIC GROUP                                                                                       795,064
   12,005  LOUISIANA-PACIFIC CORPORATION                                                                               115,368

                                                                                                                       910,432
                                                                                                                --------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 1.53%
   54,907  AGILENT TECHNOLOGIES INCORPORATED+                                                                        1,687,292
   15,898  ALLERGAN INCORPORATED                                                                                     1,178,837
   25,456  APPLERA CORPORATION                                                                                         706,404
    6,273  BAUSCH & LOMB INCORPORATED                                                                                  286,425
   35,391  BAXTER INTERNATIONAL INCORPORATED                                                                         3,331,709
   30,514  BECTON DICKINSON & COMPANY                                                                                1,077,754
   21,439  BIOMET INCORPORATED                                                                                         844,496
   48,764  BOSTON SCIENTIFIC CORPORATION+                                                                              984,058
    5,951  C R BARD INCORPORATED                                                                                       270,175
   17,109  DANAHER CORPORATION                                                                                         933,467
   36,182  EASTMAN KODAK COMPANY                                                                                     1,443,300

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
MEASURING ANALYZING &CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS (continued)
   37,080  GUIDANT CORPORATION+                                                                                 $    1,668,229
   10,290  JOHNSON CONTROLS INCORPORATED                                                                               642,713
   22,295  KLA-TENCOR CORPORATION+                                                                                     877,866
  144,558  MEDTRONIC INCORPORATED                                                                                    6,612,083
    5,443  MILLIPORE CORPORATION                                                                                       251,793
   10,194  ST JUDE MEDICAL INCORPORATED+                                                                               548,947
   23,590  STRYKER CORPORATION                                                                                       1,232,578
   11,171  TEKTRONIX INCORPORATED+                                                                                     304,857
   20,960  TERADYNE INCORPORATED+                                                                                      691,680
   21,511  THERMO ELECTRON CORPORATION+                                                                                483,567
   79,755  XEROX CORPORATION                                                                                           477,732

                                                                                                                    26,535,962
                                                                                                                --------------
METAL MINING - 0.14%
   47,529  BARRICK GOLD CORPORATION                                                                                    679,189
   17,368  FREEPORT MCMORAN INCORPORATED CLASS B+                                                                      226,652
   30,449  HOMESTAKE MINING COMPANY                                                                                    160,162
   21,543  INCO LIMITED+                                                                                               319,483
   22,844  NEWMONT MINING CORPORATION                                                                                  368,245
    9,362  PHELPS DODGE CORPORATION                                                                                    376,165
   38,845  PLACER DOME INCORPORATED                                                                                    336,009

                                                                                                                     2,465,905
                                                                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS - 0.03%
   12,022  VULCAN MATERIALS COMPANY                                                                                    562,990
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.62%
   20,220  HASBRO INCORPORATED                                                                                         260,838
   51,371  MATTEL INCORPORATED                                                                                         911,322
   17,415  TIFFANY & COMPANY                                                                                           474,559
  210,763  TYCO INTERNATIONAL LIMITED                                                                                9,111,286

                                                                                                                    10,758,005
                                                                                                                --------------
MISCELLANEOUS RETAIL - 0.73%
   34,124  BED BATH & BEYOND INCORPORATED+                                                                             838,171
   53,978  COSTCO WHOLESALE CORPORATION+                                                                             2,118,637
   47,198  CVS CORPORATION                                                                                           2,760,611
    4,304  LONGS DRUG STORES INCORPORATED                                                                              127,226
   35,235  OFFICE DEPOT INCORPORATED+                                                                                  308,306
   54,657  STAPLES INCORPORATED+                                                                                       813,023
   24,011  TOYS R US INCORPORATED+                                                                                     602,676
  122,259  WALGREEN COMPANY                                                                                          4,988,167

                                                                                                                    12,556,817
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.99%
  159,983  AMERICAN EXPRESS COMPANY                                                                                  6,607,298
   23,770  CAPITAL ONE FINANCIAL CORPORATION                                                                         1,319,235
   31,412  CIT GROUP INCORPORATED                                                                                      907,179
   13,647  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                  673,479

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
   83,602  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                $   5,419,918
  121,131  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                     9,642,028
   56,672  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                      3,357,249
  102,569  MBNA CORPORATION                                                                                          3,395,034
   34,547  PROVIDIAN FINANCIAL CORPORATION                                                                           1,694,530
   19,819  USA EDUCATION INCORPORATED                                                                                1,439,850

                                                                                                                    34,455,800
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.21%
   29,986  ANADARKO PETROLEUM CORPORATION                                                                            1,882,523
   14,916  APACHE CORPORATION                                                                                          859,311
   25,975  BURLINGTON RESOURCES INCORPORATED+                                                                        1,162,381
   15,486  DEVON ENERGY CORPORATION                                                                                    901,285
   89,848  ENRON CORPORATION                                                                                         5,220,169
   13,971  EOG RESOURCES INCORPORATED                                                                                  576,024
   11,345  KERR-MCGEE CORPORATION                                                                                      736,292
   17,733  NABORS INDUSTRIES INCORPORATED+                                                                             919,279
   16,100  NOBLE DRILLING CORPORATION+                                                                                 743,176
   44,535  OCCIDENTAL PETROLEUM CORPORATION                                                                          1,102,241
   11,186  ROWAN COMPANIES INCORPORATED+                                                                               307,615
   68,906  SCHLUMBERGER LIMITED                                                                                      3,969,675
   37,328  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                       1,618,169
   37,477  USX-MARATHON GROUP INCORPORATED                                                                           1,010,005

                                                                                                                    21,008,145
                                                                                                                --------------
PAPER & ALLIED PRODUCTS - 0.62%
   13,226  AVERY DENNISON CORPORATION                                                                                  688,017
    6,162  BEMIS COMPANY INCORPORATED                                                                                  203,901
    6,636  BOISE CASCADE CORPORATION+                                                                                  208,370
   58,049  INTERNATIONAL PAPER COMPANY                                                                               2,094,425
   64,253  KIMBERLY-CLARK CORPORATION                                                                                4,358,281
   11,896  MEAD CORPORATION                                                                                            298,471
   18,481  PACTIV CORPORATION+                                                                                         223,805
    3,299  POTLATCH CORPORATION                                                                                        105,403
    5,811  TEMPLE-INLAND INCORPORATED                                                                                  257,137
   11,900  WESTVACO CORPORATION                                                                                        288,337
   26,259  WEYERHAEUSER COMPANY                                                                                      1,333,695
   13,066  WILLAMETTE INDUSTRIES INCORPORATED                                                                          601,036

                                                                                                                    10,660,878
                                                                                                                --------------
PERSONAL SERVICES - 0.08%
   20,400  CINTAS CORPORATION                                                                                          804,168
   10,939  H&R BLOCK INCORPORATED                                                                                      547,606

                                                                                                                     1,351,774
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.83%
   10,654  AMERADA HESS CORPORATION                                                                                    832,290
    8,292  ASHLAND INCORPORATED                                                                                        318,413
   77,190  CHEVRON CORPORATION                                                                                       6,777,282

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
   75,078  CONOCO INCORPORATED CLASS B                                                                          $    2,120,949
  417,913  EXXON MOBIL CORPORATION                                                                                  33,850,953
   30,782  PHILLIPS PETROLEUM COMPANY                                                                                1,694,549
  256,768  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                              14,235,218
   10,047  SUNOCO INCORPORATED                                                                                         325,824
   66,241  TEXACO INCORPORATED                                                                                       4,398,402
   17,340  TOSCO CORPORATION                                                                                           741,458
   29,326  UNOCAL CORPORATION                                                                                        1,013,800

                                                                                                                    66,309,138
                                                                                                                --------------
PRIMARY METAL INDUSTRIES - 0.36%
   38,378  ALCAN ALUMINUM INCORPORATED                                                                               1,381,608
  104,156  ALCOA INCORPORATED                                                                                        3,744,410
    9,238  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         160,834
   15,122  ENGELHARD CORPORATION                                                                                       391,055
    9,274  NUCOR CORPORATION                                                                                           371,609
   10,187  USX US STEEL GROUP INCORPORATED                                                                             149,647
    9,919  WORTHINGTON INDUSTRIES INCORPORATED                                                                          92,247

                                                                                                                     6,291,410
                                                                                                                --------------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.98%
    7,372  AMERICAN GREETINGS CORPORATION                                                                               78,143
   10,461  DOW JONES & COMPANY INCORPORATED                                                                            547,633
   31,804  GANNETT COMPANY INCORPORATED                                                                              1,899,335
    8,370  HARCOURT GENERAL INCORPORATED                                                                               465,958
    8,789  KNIGHT-RIDDER INCORPORATED                                                                                  472,057
   23,594  MCGRAW-HILL COMPANIES INCORPORATED                                                                        1,407,382
    5,748  MEREDITH CORPORATION                                                                                        200,663
   19,580  NEW YORK TIMES COMPANY                                                                                      802,193
   14,555  R R DONNELLEY & SONS COMPANY                                                                                381,632
   36,534  TRIBUNE COMPANY                                                                                           1,488,395
  209,797  VIACOM INCORPORATED CLASS B+                                                                              9,224,774

                                                                                                                    16,968,165
                                                                                                                --------------
RAILROAD TRANSPORTATION - 0.28%
   47,350  BURLINGTON NORTHERN SANTA FE CORPORATION+                                                                 1,438,493
   25,759  CSX CORPORATION                                                                                             868,078
   46,131  NORFOLK SOUTHERN CORPORATION                                                                                772,233
   29,893  UNION PACIFIC CORPORATION                                                                                 1,681,481

                                                                                                                     4,760,285
                                                                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.19%
    8,355  COOPER TIRE & RUBBER COMPANY                                                                                 94,829
   18,833  GOODYEAR TIRE & RUBBER COMPANY                                                                              449,167
   32,071  NEWELL RUBBERMAID INCORPORATED                                                                              849,882
   32,611  NIKE INCORPORATED CLASS B                                                                                 1,322,376
    6,529  REEBOK INTERNATIONAL LIMITED+                                                                               162,311
    9,891  SEALED AIR CORPORATION+                                                                                     329,667

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES   SECURITY NAME                                                                                               VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
    6,680  TUPPERWARE CORPORATION                                                                               $      159,385

                                                                                                                     3,367,617
                                                                                                                --------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.15%
   12,782  BEAR STEARNS COMPANIES INCORPORATED                                                                         584,649
  166,736  CHARLES SCHWAB CORPORATION                                                                                2,571,069
   29,405  FRANKLIN RESOURCES INCORPORATED                                                                           1,150,030
   29,511  LEHMAN BROTHERS HOLDING INCORPORATED                                                                      1,850,340
   97,215  MERRILL LYNCH & COMPANY INCORPORATED                                                                      5,385,711
  134,341  MORGAN STANLEY DEAN WITTER & COMPANY                                                                      7,187,244
   26,810  STILWELL FINANCIAL INCORPORATED                                                                             719,044
   14,460  T ROWE PRICE                                                                                                452,779

                                                                                                                    19,900,866
                                                                                                                --------------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.13%
  110,822  CORNING INCORPORATED                                                                                      2,292,907
                                                                                                                --------------
TOBACCO PRODUCTS - 0.77%
  267,381  PHILIP MORRIS COMPANIES INCORPORATED                                                                     12,687,228
   19,502  UST INCORPORATED                                                                                            586,035

                                                                                                                    13,273,263
                                                                                                                --------------
TRANSPORTATION BY AIR - 0.26%
   18,060  AMR CORPORATION+                                                                                            634,267
   14,696  DELTA AIRLINES INCORPORATED                                                                                 580,492
   34,620  FEDEX CORPORATION+                                                                                        1,442,962
   91,101  SOUTHWEST AIRLINES COMPANY                                                                                1,617,043
    7,925  US AIRWAYS GROUP INCORPORATED+                                                                              280,941

                                                                                                                     4,555,705
                                                                                                                --------------
TRANSPORTATION EQUIPMENT - 1.62%
   12,185  B F GOODRICH COMPANY                                                                                        467,538
  100,431  BOEING COMPANY                                                                                            5,595,011
   10,191  BRUNSWICK CORPORATION                                                                                       200,049
   17,418  DANA CORPORATION                                                                                            299,241
   67,414  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                       955,256
  223,033  FORD MOTOR COMPANY                                                                                        6,271,688
   24,013  GENERAL DYNAMICS CORPORATION                                                                              1,506,576
   66,073  GENERAL MOTORS CORPORATION                                                                                3,425,885
   36,582  HARLEY-DAVIDSON INCORPORATED                                                                              1,388,287
   96,057  HONEYWELL INTERNATIONAL INCORPORATED                                                                      3,919,126
   10,444  ITT INDUSTRIES INCORPORATED                                                                                 404,705
    6,799  NAVISTAR INTERNATIONAL CORPORATION+                                                                         155,017
    8,646  NORTHROP GRUMMAN CORPORATION                                                                                752,202
    9,118  PACCAR INCORPORATED                                                                                         408,600
   22,020  ROCKWELL INTERNATIONAL CORPORATION                                                                          800,427
   17,090  TEXTRON INCORPORATED                                                                                        971,396
   14,895  TRW INCORPORATED                                                                                            506,430

                                                                                                                    28,027,434
                                                                                                                --------------

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

  SHARES       SECURITY NAME                                                                                        VALUE
TRANSPORTATION SERVICES - 0.04%
     15,562    SABRE HOLDINGS CORPORATION+                                                                      $      718,498
                                                                                                                --------------
WATER TRANSPORTATION - 0.11%
     70,510    CARNIVAL CORPORATION                                                                                  1,951,012
                                                                                                                --------------
WHOLESALE TRADE-DURABLE GOODS - 0.07%
     20,738    GENUINE PARTS COMPANY                                                                                  537,322
     15,257    VISTEON CORPORATION                                                                                    229,465
     11,116    W W GRAINGER INCORPORATED                                                                              376,277

                                                                                                                     1,143,064
                                                                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.54%
     60,350    SAFEWAY INCORPORATED+                                                                                 3,328,302
     15,459    SUPERVALU INCORPORATED                                                                                 206,068
     81,008    SYSCO CORPORATION                                                                                     2,147,521
     68,773    UNILEVER NV NY SHARES                                                                                 3,620,210

                                                                                                                     9,302,101
                                                                                                                --------------
TOTAL COMMON STOCK (COST $1,245,423,675)                                                                         1,248,411,047
                                                                                                                --------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
U.S. TREASURY OBLIGATIONS - 27.82%
U.S. TREASURY BILLS - 5.51%
$31,425,000    U.S. TREASURY BILLS                                                             4.91%^ 04/26/01  $   31,333,648
    100,000    U.S. TREASURY BILLS                                                             4.21^  06/21/01          99,092
 64,157,000    U.S. TREASURY BILLS                                                             4.88^  10/10/01      64,009,760

                                                                                                                    95,442,500
                                                                                                                --------------
U.S. TREASURY BONDS - 22.31%
 11,265,000    U.S. TREASURY BONDS                                                             8.13   05/15/21      14,663,842
 11,190,000    U.S. TREASURY BONDS                                                             8.13   08/15/21      14,586,691
 38,500,000    U.S. TREASURY BONDS                                                             8.00   11/15/21      49,652,950
 15,400,000    U.S. TREASURY BONDS                                                             7.25   08/15/22      18,494,276
  9,435,000    U.S. TREASURY BONDS                                                             7.63   11/15/22      11,780,890
 17,215,000    U.S. TREASURY BONDS                                                             7.13   02/15/23      20,441,900
 29,745,000    U.S. TREASURY BONDS                                                             6.25   08/15/23      32,066,034
 11,035,000    U.S. TREASURY BONDS                                                             7.50   11/15/24      13,713,150
 11,580,000    U.S. TREASURY BONDS                                                             7.63   02/15/25      14,594,621
 11,930,000    U.S. TREASURY BONDS                                                             6.88   08/15/25      13,874,733
 17,625,000    U.S. TREASURY BONDS                                                             6.00   02/15/26      18,479,760
 10,580,000    U.S. TREASURY BONDS                                                             6.75   08/15/26      12,164,514
 11,050,000    U.S. TREASURY BONDS                                                             6.50   11/15/26      12,340,541
 10,990,000    U.S. TREASURY BONDS                                                             6.63   02/15/27      12,468,968
 10,380,000    U.S. TREASURY BONDS                                                             6.38   08/15/27      11,433,518
 21,980,000    U.S. TREASURY BONDS                                                             6.13   11/15/27      23,477,388
 13,650,000    U.S. TREASURY BONDS                                                             5.50   08/15/28      13,413,390
 11,050,000    U.S. TREASURY BONDS                                                             5.25   11/15/28      10,473,289
 10,200,000    U.S. TREASURY BONDS                                                             5.25   02/15/29       9,674,272
 15,450,000    U.S. TREASURY BONDS                                                             6.13   08/15/29      16,594,289
 24,910,000    U.S. TREASURY BONDS                                                             6.25   05/15/30      27,358,180

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


  ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE  MATURITY DATE   VALUE
$14,540,000    U.S. TREASURY BONDS                                                             5.38%  02/15/31  $   14,353,699

                                                                                                                   386,100,895
                                                                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $481,543,393)                                                                481,543,395
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,726,967,068)*                          99.95%                                                          $1,729,954,442
OTHER ASSETS AND LIABILITIES NET                 0.05                                                                  894,812
                                               -------                                                          --------------
TOTAL NET ASSETS                               100.00%                                                          $1,730,849,254
                                               =======                                                          ==============

# SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,790,030
+ NON-INCOME EARNING SECURITIES.
^ YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $240,606,752
   GROSS UNREALIZED DEPRECIATION                                 (237,619,378)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                     $2,987,374

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                                      VALUE
   N/A       WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                           $   37,129,106
   N/A       WELLS FARGO INCOME EQUITY PORTFOLIO                                                                   186,261,925
   N/A       WELLS FARGO INDEX PORTFOLIO                                                                           184,568,427
   N/A       WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                             47,298,841
   N/A       WELLS FARGO INTERNATIONAL PORTFOLIO                                                                    61,521,133
   N/A       WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                            144,435,320
   N/A       WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                            195,578,494
   N/A       WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                            129,700,442
   N/A       WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                  18,581,073
   N/A       WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                  18,847,112
   N/A       WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                             18,620,958
   N/A       WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                               8,826,249
   N/A       WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                             65,307,579

TOTAL INVESTMENTS IN CORE PORTFOLIOS (98.64%) (COST $998,677,300)                                                1,126,676,659
                                                                                                                 -------------


PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
U.S. TREASURY OBLIGATIONS (1.10%)
$13,070,000 U.S. TREASURY BILLS#                                                      4.07%^          02/28/02      12,597,493
                                                                                                                 -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $12,579,426)                                                                  12,597,493
                                                                                                                 -------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS & SECURITIES (99.74%) (COST $1,011,256,726)                                 1,139,274,152
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,011,256,726)*                             99.74%                                                       $1,139,274,152
OTHER ASSETS AND LIABILITIES, NET                   0.26                                                             2,967,520
                                                  ------                                                         -------------
TOTAL NET ASSETS                                  100.00%                                                       $1,142,241,672
                                                  ======                                                         =============

# THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.
^  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

   SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCK - 98.37%
AMUSEMENT & RECREATION SERVICES - 0.60%
     1,654  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                   $   48,677
    28,995  WALT DISNEY COMPANY                                                                                       829,257

                                                                                                                      877,934
                                                                                                                    ---------
APPAREL & ACCESSORY STORES - 0.47%
    11,868  GAP INCORPORATED                                                                                          281,509
     4,582  KOHL'S CORPORATION+                                                                                       282,664
     5,924  LIMITED INCORPORATED                                                                                       93,124
     1,863  NORDSTROM INCORPORATED                                                                                     30,330

                                                                                                                      687,627
                                                                                                                    ---------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
       703  LIZ CLAIBORNE INCORPORATED                                                                                 33,076
     1,603  V F CORPORATION                                                                                            56,105

                                                                                                                       89,181
                                                                                                                    ---------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     1,586  AUTOZONE INCORPORATED+                                                                                     44,440
                                                                                                                    ---------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
       873  RYDER SYSTEM INCORPORATED                                                                                  15,705
                                                                                                                    ---------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
       780  CENTEX CORPORATION                                                                                         32,487
       579  KAUFMAN & BROAD HOME CORPORATION                                                                           18,899
       588  PULTE CORPORATION                                                                                          23,761

                                                                                                                       75,147
                                                                                                                    ---------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.20%
    32,296  HOME DEPOT INCORPORATED                                                                                 1,391,958
     5,339  LOWE'S COMPANIES INCORPORATED                                                                             312,065
     2,194  SHERWIN-WILLIAMS COMPANY                                                                                   55,902

                                                                                                                    1,759,925
                                                                                                                    ---------
BUSINESS SERVICES - 8.23%
     3,344  ADOBE SYSTEMS INCORPORATED                                                                                116,940
    60,312  AOL TIME WARNER INCORPORATED+                                                                           2,421,527
       753  AUTODESK INCORPORATED                                                                                      23,014
     8,872  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    482,459
     3,375  BMC SOFTWARE INCORPORATED+                                                                                 72,563
     3,750  BROADVISION INCORPORATED+                                                                                  20,039
     2,628  CABLETRON SYSTEMS INCORPORATED+                                                                            33,901
    10,764  CENDANT CORPORATION+                                                                                      157,047
     2,083  CERIDIAN CORPORATION+                                                                                      38,536
     2,619  CITRIX SYSTEMS INCORPORATED+                                                                               55,326

                                                                              31

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
     8,029  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                        $   218,389
     2,379  COMPUTER SCIENCES CORPORATION+                                                                             76,961
     5,198  COMPUWARE CORPORATION+                                                                                     50,681
     2,160  CONVERGYS CORPORATION+                                                                                     77,911
       996  DELUXE CORPORATION                                                                                         23,575
     6,503  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       363,258
     2,004  EQUIFAX INCORPORATED+                                                                                      62,625
     5,539  FIRST DATA CORPORATION                                                                                    330,734
     4,093  IMS HEALTH INCORPORATED                                                                                   101,916
     4,265  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                               146,503
     2,920  INTUIT INCORPORATED+                                                                                       81,030
     3,988  MCKESSON HBOC INCORPORATED                                                                                106,679
     1,090  MERCURY INTERACTIVE CORPORATION+                                                                           45,644
    74,316  MICROSOFT CORPORATION+                                                                                  4,064,156
     1,317  NCR CORPORATION+                                                                                           51,403
     4,376  NOVELL INCORPORATED+                                                                                       21,880
     2,425  OMNICOM GROUP INCORPORATED                                                                                200,984
    77,792  ORACLE CORPORATION+                                                                                     1,165,324
     3,772  PARAMETRIC TECHNOLOGY COMPANY+                                                                             34,184
     3,952  PEOPLESOFT INCORPORATED+                                                                                   92,625
     2,530  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                    56,546
     1,750  SAPIENT CORPORATION+                                                                                       12,578
     5,950  SIEBEL SYSTEMS INCORPORATED+                                                                              161,840
    45,454  SUN MICROSYSTEMS INCORPORATED+                                                                            698,627
     4,406  UNISYS CORPORATION+                                                                                        61,683
     5,591  VERITAS SOFTWARE CORPORATION+                                                                             258,527
     7,818  YAHOO! INCORPORATED+                                                                                      123,133

                                                                                                                   12,110,748
                                                                                                                   ----------
CHEMICALS & ALLIED PRODUCTS - 13.55%
    21,591  ABBOTT LABORATORIES                                                                                     1,018,879
     3,165  AIR PRODUCTS AND CHEMICALS INCORPORATED                                                                   121,536
       828  ALBERTO CULVER COMPANY                                                                                     32,838
     3,338  ALZA CORPORATION+                                                                                         135,189
    18,247  AMERICAN HOME PRODUCTS CORPORATION                                                                      1,072,011
    14,480  AMGEN INCORPORATED+                                                                                       871,515
     3,328  AVON PRODUCTS INCORPORATED                                                                                133,087
     2,065  BIOGEN INCORPORATED+                                                                                      130,740
    27,276  BRISTOL-MYERS SQUIBB COMPANY                                                                            1,620,194
     2,700  CHIRON CORPORATION+                                                                                       118,463
     3,336  CLOROX COMPANY                                                                                            104,917
     7,933  COLGATE-PALMOLIVE COMPANY                                                                                 438,378
    12,449  DOW CHEMICAL COMPANY+                                                                                     393,015
    14,550  E I DU PONT DE NEMOURS & COMPANY                                                                          592,185
     1,032  EASTMAN CHEMICAL COMPANY                                                                                   50,795

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     1,755  ECOLAB INCORPORATED                                                                                  $     74,447
    15,677  ELI LILLY & COMPANY                                                                                     1,201,799
       445  FMC CORPORATION+                                                                                           32,770
     2,440  FOREST LABORATORIES INCORPORATED+                                                                         144,546
    14,660  GILLETTE COMPANY                                                                                          456,952
       737  GREAT LAKES CHEMICAL CORPORATION                                                                           22,655
     1,321  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            29,141
    19,374  JOHNSON & JOHNSON                                                                                       1,694,644
     2,350  KING PHARMACEUTICALS INCORPORATED+                                                                         95,763
     3,000  MEDIMMUNE INCORPORATED+                                                                                   107,625
    32,169  MERCK & COMPANY INCORPORATED                                                                            2,441,627
    87,849  PFIZER INCORPORATED                                                                                     3,597,417
    17,921  PHARMACIA CORPORATION                                                                                     902,681
     2,326  PPG INDUSTRIES INCORPORATED                                                                               107,205
     2,237  PRAXAIR INCORPORATED                                                                                       99,882
    18,114  PROCTER & GAMBLE COMPANY                                                                                1,133,936
     3,068  ROHM & HAAS COMPANY                                                                                        94,525
    20,329  SCHERING-PLOUGH CORP                                                                                      742,618
     1,051  SIGMA ALDRICH                                                                                              50,317
     1,418  WATSON PHARMACEUTICALS INCORPORATED+                                                                       74,587

                                                                                                                   19,938,879
                                                                                                                   ----------
COMMUNICATIONS - 6.82%
     4,342  ALLTEL CORPORATION                                                                                        227,781
    52,387  AT&T CORPORATION                                                                                        1,115,843
     3,946  AVAYA INCORPORATED+                                                                                        51,298
    26,138  BELLSOUTH CORPORATION                                                                                   1,069,567
     1,993  CENTURYTEL INCORPORATED                                                                                    57,299
     3,629  CITIZENS COMMUNICATIONS COMPANY+                                                                           45,907
     8,153  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                443,931
    13,067  COMCAST CORPORATION CLASS A+                                                                              547,997
    12,318  GLOBAL CROSSING LIMITED+                                                                                  166,170
    10,650  NEXTEL COMMUNICATIONS INCORPORATED+                                                                       153,094
    23,079  QWEST COMMUNICATIONS INTERNATIONAL INC.+                                                                  808,919
    47,151  SBC COMMUNICATIONS INCORPORATED                                                                         2,104,349
    12,287  SPRINT CORPORATION (FON GROUP)                                                                            270,191
    13,012  SPRINT CORPORATION (PCS GROUP)+                                                                           247,228
     2,900  UNIVISION COMMUNICATIONS INCORPORATED+                                                                    110,664
    37,647  VERIZON COMMUNICATIONS                                                                                  1,855,997
    40,151  WORLDCOM INCORPORATED+                                                                                    750,322

                                                                                                                   10,026,557
                                                                                                                   ----------
DEPOSITORY INSTITUTIONS - 8.99%
     5,239  AMSOUTH BANCORP                                                                                            88,068
    22,661  BANK OF AMERICA CORPORATION                                                                             1,240,690


ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
    10,303  BANK OF NEW YORK COMPANY INCORPORATED                                                              $      507,320
    16,076  BANK ONE CORPORATION                                                                                      581,630
     5,592  BB&T CORPORATION                                                                                          196,671
     2,892  CHARTER ONE FINANCIAL INC.                                                                                 81,844
    69,977  CITIGROUP INCORPORATED                                                                                  3,147,565
     2,520  COMERICA INCORPORATED                                                                                     154,980
     6,516  FIFTH THIRD BANCORP                                                                                       348,199
    13,648  FIRST UNION CORPORATION                                                                                   450,384
    15,094  FLEETBOSTON FINANCIAL CORPORATION                                                                         569,798
     2,227  GOLDEN WEST FINANCIAL CORPORATION                                                                         144,532
     3,543  HUNTINGTON BANCSHARES INCORPORATED                                                                         50,488
    26,511  J P MORGAN CHASE & COMPANY                                                                              1,190,344
     5,893  KEYCORP                                                                                                   152,039
     6,814  MELLON FINANCIAL CORPORATION                                                                              276,103
     8,484  NATIONAL CITY CORPORATION                                                                                 226,947
     3,072  NORTHERN TRUST CORPORATION                                                                                192,000
     1,935  OLD KENT FINANCIAL CORPORATION                                                                             73,530
     4,058  PNC FINANCIAL SERVICES GROUP                                                                              274,930
     3,126  REGIONS FINANCIAL CORPORATION                                                                              88,896
     2,353  SOUTHTRUST CORPORATION                                                                                    107,650
     2,280  STATE STREET CORPORATION                                                                                  212,952
     4,100  SUNTRUST BANKS INCORPORATED                                                                               265,680
     4,052  SYNOVUS FINANCIAL CORPORATION                                                                             109,404
    26,845  US BANCORP                                                                                                622,804
     1,915  UNION PLANTERS CORPORATION                                                                                 73,708
     2,917  WACHOVIA CORPORATION                                                                                      175,749
     8,146  WASHINGTON MUTUAL INCORPORATED                                                                            445,994
    23,769  WELLS FARGO COMPANY#                                                                                    1,175,851

                                                                                                                   13,226,750
                                                                                                                   ----------
EATING & DRINKING PLACES - 0.51%
     1,709  DARDEN RESTAURANTS INCORPORATED                                                                            40,589
    18,311  MCDONALD'S CORPORATION                                                                                    486,157
     2,680  STARBUCKS CORPORATION+                                                                                    113,733
     2,037  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                    77,793
     1,579  WENDY'S INTERNATIONAL INCORPORATED                                                                         35,243

                                                                                                                      753,515
                                                                                                                   ----------
ELECTRIC, GAS & SANITARY SERVICES - 3.87%
     7,542  AES CORPORATION+                                                                                          376,798
     1,310  ALLEGHENY ENERGY INCORPORATED                                                                              60,601
     2,744  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      43,026
     1,932  AMEREN CORPORATION                                                                                         79,115
     4,439  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              208,633
     3,900  CALPINE CORPORATION+                                                                                      214,773

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
EELECTRIC, GAS & SANITARY SERVICES (continued)
     2,181  CINERGY CORPORATION+                                                                                  $    73,173
     1,829  CMS ENERGY CORPORATION                                                                                     54,120
     2,934  CONSOLIDATED EDISON INCORPORATED                                                                          108,851
     2,126  CONSTELLATION ENERGY GROUP                                                                                 93,757
     3,378  DOMINION RESOURCES INCORPORATED                                                                           217,780
     2,025  DTE ENERGY COMPANY                                                                                         80,595
    10,584  DUKE ENERGY CORPORATION                                                                                   452,360
     4,500  DYNEGY INCORPORATED CLASS A                                                                               229,545
     4,505  EDISON INTERNATIONAL                                                                                       56,943
     6,900  EL PASO CORPORATION                                                                                       450,570
     3,071  ENTERGY CORPORATION                                                                                       116,698
     4,422  EXELON CORPORATION                                                                                        290,083
     3,168  FIRSTENERGY CORPORATION                                                                                    88,451
     2,487  FPL GROUP INCORPORATED                                                                                    152,453
     1,697  GPU INCORPORATED                                                                                           55,136
     1,900  KEYSPAN CORPORATION                                                                                        72,447
     1,630  KINDER MORGAN INCORPORATED                                                                                 86,716
     2,281  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                      38,549
       591  NICOR INCORPORATED                                                                                         22,027
     2,815  NISOURCE INCORPORATED                                                                                      87,603
       422  ONEOK INCORPORATED                                                                                         17,256
       541  PEOPLE'S ENERGY CORPORATION                                                                                21,029
     5,420  PG & E CORPORATION                                                                                         67,479
     1,177  PINNACLE WEST CAPITAL CORPORATION                                                                          53,989
     2,068  PPL CORPORATION                                                                                            90,909
     2,858  PROGRESS ENERGY INCORPORATED                                                                              123,094
     2,944  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              127,063
     4,154  RELIANT ENERGY INCORPORATED                                                                               187,969
     2,817  SEMPRA ENERGY                                                                                              65,580
     9,389  SOUTHERN COMPANY                                                                                          329,460
     3,613  TEXAS UTILITIES COMPANY                                                                                   149,289
     8,703  WASTE MANAGEMENT INCORPORATED                                                                             214,964
     6,717  WILLIAMS COMPANIES INCORPORATED                                                                           287,822
     4,714  XCEL ENERGY INCORPORATED                                                                                  141,938

                                                                                                                    5,688,644
                                                                                                                   ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.99%
     1,468  ADAPTEC INCORPORATED+                                                                                      12,730
    10,812  ADC TELECOMMUNICATIONS INCORPORATED+                                                                       91,902
     4,410  ADVANCED MICRO DEVICES INCORPORATED+                                                                      117,041
     5,500  ALTERA CORPORATION+                                                                                       117,906
     2,730  AMERICAN POWER CONVERSION CORPORATION+                                                                     35,191
     5,046  ANALOG DEVICES INCORPORATED+                                                                              182,867
     1,193  ANDREW CORPORATION+                                                                                        17,149
     4,150  APPLIED MICRO CIRCUITS CORPORATION+                                                                        68,475


ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     3,330  BROADCOM CORPORATION+                                                                             $        96,237
     3,360  CONEXANT SYSTEMS INCORPORATED+                                                                             30,030
     1,289  COOPER INDUSTRIES INCORPORATED                                                                             43,117
       971  EATON CORPORATION                                                                                          66,514
     6,003  EMERSON ELECTRIC COMPANY                                                                                  371,946
   138,013  GENERAL ELECTRIC COMPANY                                                                                5,777,224
    93,762  INTEL CORPORATION                                                                                       2,467,113
    18,220  JDS UNIPHASE CORPORATION+                                                                                 335,931
     4,390  LINEAR TECHNOLOGY CORPORATION                                                                             180,264
     4,421  LSI LOGIC CORPORATION+                                                                                     69,542
    47,434  LUCENT TECHNOLOGIES INCORPORATED                                                                          472,917
     3,950  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                   164,281
     1,053  MAYTAG CORPORATION                                                                                         33,959
     8,140  MICRON TECHNOLOGY INCORPORATED+                                                                           338,054
     2,717  MOLEX INCORPORATED                                                                                         95,859
    30,417  MOTOROLA INCORPORATED                                                                                     433,746
     2,454  NATIONAL SEMICONDUCTOR CORPORATION+                                                                        65,645
       623  NATIONAL SERVICE INDUSTRIES+                                                                               14,609
     4,492  NETWORK APPLIANCE INCORPORATED+                                                                            75,522
    44,374  NORTEL NETWORKS CORPORATION                                                                               623,455
     1,950  NOVELLUS SYSTEMS INCORPORATED+                                                                             79,097
     1,070  POWER-ONE INCORPORATED+                                                                                    15,504
     1,260  QLOGIC CORPORATION+                                                                                        28,350
    10,506  QUALCOMM INCORPORATED+                                                                                    594,902
     4,741  RAYTHEON COMPANY CLASS B                                                                                  139,291
     4,280  SANMINA CORPORATION+                                                                                       83,728
     2,246  SCIENTIFIC-ATLANTA INCORPORATED                                                                            93,411
     5,746  TELLABS INCORPORATED+                                                                                     233,790
    24,182  TEXAS INSTRUMENTS INCORPORATED                                                                            749,158
       791  THOMAS & BETTS CORPORATION                                                                                 13,733
     2,570  VITESSE SEMICONDUCTOR CORPORATION+                                                                         61,199
       908  WHIRLPOOL CORPORATION                                                                                      45,391
     4,554  XILINK INCORPORATED+                                                                                      159,959

                                                                                                                    14,696,73
                                                                                                                   ----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.41%
     1,026  FLUOR CORPORATION                                                                                          45,657
     6,147  HALLIBURTON COMPANY                                                                                       225,902
     2,312  MOODY'S CORPORATION                                                                                        63,719
     5,190  PAYCHEX INCORPORATED                                                                                      192,354
       725  PERKINELMER INCORPORATED                                                                                   38,026
     1,619  QUINTILES TRANSITIONAL INTERNATIONAL+                                                                      30,559

                                                                                                                      596,217
                                                                                                                   ----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.50%
       360  BALL CORPORATION                                                                                    $      16,513
       814  CRANE COMPANY                                                                                              21,205
     2,198  FORTUNE BRANDS INCORPORATED                                                                                75,611
     4,163  ILLINOIS TOOL WORKS INCORPORATED                                                                          236,625
     6,005  LOCKHEED MARTIN CORPORATION                                                                               214,078
     6,225  MASCO CORPORATION                                                                                         150,272
       806  SNAP-ON INCORPORATED                                                                                       23,471

                                                                                                                      737,775
                                                                                                                   ----------
FOOD & KINDRED PRODUCTS - 3.43%
       553  ADOLPH COORS COMPANY                                                                                       36,188
    12,578  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     577,708
     8,884  ARCHER DANIELS MIDLAND COMPANY                                                                            116,825
       919  BROWN-FORMAN CORPORATION                                                                                   56,932
     5,858  CAMPBELL SOUP COMPANY                                                                                     174,978
    34,686  COCA-COLA COMPANY                                                                                       1,566,420
     5,844  COCA-COLA ENTERPRISES INCORPORATED                                                                        103,906
     7,477  CONAGRA FOODS INCORPORATED                                                                                136,380
     3,994  GENERAL MILLS INCORPORATED                                                                                171,782
     4,854  H J HEINZ COMPANY                                                                                         195,131
     1,524  HERCULES INCORPORATED                                                                                      19,797
     1,886  HERSHEY FOODS CORPORATION                                                                                 130,738
     5,676  KELLOGG COMPANY                                                                                           153,422
    20,065  PEPSICO INCORPORATED                                                                                      881,857
     1,856  QUAKER OATS COMPANY                                                                                       181,888
     4,344  RALSTON PURINA GROUP                                                                                      135,316
    11,543  SARA LEE CORPORATION                                                                                      249,098
     3,184  WM WRIGLEY JR COMPANY                                                                                     153,627

                                                                                                                    5,041,993
                                                                                                                   ----------
FOOD STORES - 0.36%
     5,734  ALBERTSON'S INCORPORATED                                                                                  182,456
    11,454  KROGER COMPANY+                                                                                           295,399
     1,998  WINN-DIXIE STORES INCORPORATED                                                                             56,683

                                                                                                                      534,538
                                                                                                                   ----------
FURNITURE & FIXTURES - 0.04%
     2,694  LEGGETT & PLATT                                                                                            51,806
                                                                                                                   ----------
GENERAL MERCHANDISE STORES - 3.00%
     1,572  CONSOLIDATED STORES CORPORATION+                                                                           15,799
     1,237  DILLARDS INCORPORATED                                                                                      27,140
     4,608  DOLLAR GENERAL CORPORATION                                                                                 94,188
     2,788  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                 115,841
     3,622  J C PENNEY COMPANY INCORPORATED                                                                            57,916
     6,721  KMART CORPORATION+                                                                                         63,177


ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES (continued)
     4,201  MAY DEPARTMENT STORES COMPANY                                                                       $     149,051
     4,635  SEARS ROEBUCK AND COMPANY                                                                                 163,476
    12,500  TARGET CORPORATION                                                                                        451,000
     3,907  TJX COMPANIES INCORPORATED                                                                                125,024
    62,260  WAL-MART STORES INCORPORATED                                                                            3,144,130

                                                                                                                    4,406,742
                                                                                                                   ----------
HEALTH SERVICES - 0.41%
     7,749  HCA - THE HEALTHCARE COMPANY                                                                              312,052
     5,432  HEALTHSOUTH CORPORATION+                                                                                   70,018
     1,399  MANOR CARE INCORPORATED+                                                                                   28,540
     4,453  TENET HEALTHCARE CORPORATION+                                                                             195,932

                                                                                                                      606,542
                                                                                                                   ----------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
       862  MCDERMOTT INTERNATIONAL INCORPORATED                                                                       10,904
                                                                                                                   ----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
     2,865  BEST BUY COMPANY INCORPORATED+                                                                            103,025
     2,867  CIRCUIT CITY STORES                                                                                        30,390
     2,627  RADIOSHACK CORP                                                                                            96,385

                                                                                                                      229,800
                                                                                                                   ----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.19%
     5,149  HILTON HOTELS CORPORATION                                                                                  53,807
     3,343  MARRIOTT INTERNATIONAL CLASS A                                                                            137,665
     2,730  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           92,847

                                                                                                                      284,319
                                                                                                                   ----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.06%
     4,592  APPLE COMPUTER INCORPORATED+                                                                              101,345
    11,278  APPLIED MATERIALS INCORPORATED+                                                                           490,593
     4,580  BAKER HUGHES INCORPORATED                                                                                 166,300
     1,104  BLACK & DECKER CORPORATION                                                                                 40,572
       319  BRIGGS & STRATTON CORPORATION                                                                              12,240
     4,777  CATERPILLAR INCORPORATED                                                                                  212,003
   101,428  CISCO SYSTEMS INCORPORATED+                                                                             1,603,830
    23,524  COMPAQ COMPUTER CORPORATION                                                                               428,137
     2,290  COMVERSE TECHNOLOGY INCORPORATED+                                                                         134,858
       536  CUMMINS ENGINE COMPANY INCORPORATED                                                                        20,121
     3,264  DEERE & COMPANY                                                                                           118,614
    36,012  DELL COMPUTER CORPORATION+                                                                                925,058
     2,818  DOVER CORPORATION                                                                                         100,997
    30,496  EMC CORPORATION+                                                                                          896,582
     4,544  GATEWAY INCORPORATED+                                                                                      76,385
    26,946  HEWLETT-PACKARD COMPANY                                                                                   842,601

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    24,453  IBM CORPORATION                                                                                     $    2,351,890
     2,285  INGERSOLL-RAND COMPANY                                                                                      90,737
     2,689  JABIL CIRCUIT INCORPORATED+                                                                                 58,136
     1,750  LEXMARK INTERNATIONAL INCORPORATED+                                                                         79,660
     5,490  MINNESOTA MINING & MANUFACTURING COMPANY                                                                   570,411
     1,675  PALL CORPORATION                                                                                            36,716
     7,938  PALM INCORPORATED+                                                                                          66,729
     1,665  PARKER-HANNIFIN CORPORATION                                                                                 66,134
     3,564  PITNEY BOWES INCORPORATED                                                                                  123,849
     9,008  SOLECTRON CORPORATION+                                                                                     171,242
     1,201  STANLEY WORKS                                                                                               39,573
     2,070  SYMBOL TECHNOLOGIES INCORPORATED                                                                            72,243
       806  TIMKEN COMPANY                                                                                              12,614
     6,513  UNITED TECHNOLOGIES CORPORATION                                                                            477,404

                                                                                                                    10,387,574
                                                                                                                   -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
     3,572  AON CORPORATION                                                                                            126,806
     2,337  HUMANA INCORPORATED+                                                                                        24,492
     3,876  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    368,336

                                                                                                                       519,634
                                                                                                                   -----------
INSURANCE CARRIERS - 4.17%
     1,995  AETNA INCORPORATED+                                                                                         71,660
     7,440  AFLAC INCORPORATED                                                                                         204,898
    10,190  ALLSTATE CORPORATION                                                                                       427,369
     1,445  AMBAC FINANCIAL GROUP INCORPORATED                                                                          91,656
     7,052  AMERICAN GENERAL CORPORATION                                                                               269,739
    32,473  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,614,076
     2,449  CHUBB CORPORATION                                                                                          177,406
     2,169  CIGNA CORPORATION                                                                                          232,864
     2,280  CINCINNATI FINANCIAL CORPORATION+                                                                           86,498
     4,583  CONSECO INCORPORATED                                                                                        73,786
     3,248  HARTFORD FINANCIAL SERVICES GROUP                                                                          191,632
     1,425  JEFFERSON-PILOT CORPORATION                                                                                 96,743
     2,689  LINCOLN NATIONAL CORPORATION                                                                               114,202
     2,718  LOEWS CORPORATION                                                                                          161,476
     1,357  MBIA INCORPORATED                                                                                          109,483
    10,702  METLIFE INCORPORATED                                                                                       321,595
     1,475  MGIC INVESTMENT CORPORATION                                                                                100,920
       975  PROGRESSIVE CORPORATION                                                                                     94,624
     1,810  SAFECO CORPORATION                                                                                          51,019
     3,081  ST PAUL COMPANIES INCORPORATED                                                                             135,718
     1,791  TORCHMARK CORPORATION                                                                                       69,545
     4,474  UNITEDHEALTH GROUP INCORPORATED                                                                            265,129

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
     3,320  UNUMPROVIDENT CORPORATION                                                                              $    97,010
       825  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                     78,630

                                                                                                                     6,137,678
                                                                                                                   -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     1,466  LOUISIANA-PACIFIC CORPORATION                                                                               14,088
                                                                                                                   -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.10%
     6,396  AGILENT TECHNOLOGIES INCORPORATED+                                                                         196,549
     1,850  ALLERGAN INCORPORATED                                                                                      137,178
     2,955  APPLERA CORPORATION                                                                                         82,001
       783  BAUSCH & LOMB INCORPORATED                                                                                  35,752
     4,108  BAXTER INTERNATIONAL INCORPORATED                                                                          386,727
     3,551  BECTON DICKINSON & COMPANY                                                                                 125,421
     2,520  BIOMET INCORPORATED                                                                                         99,264
     5,635  BOSTON SCIENTIFIC CORPORATION+                                                                             113,714
       675  C R BARD INCORPORATED                                                                                       30,645
     2,006  DANAHER CORPORATION                                                                                        109,447
     4,228  EASTMAN KODAK COMPANY                                                                                      168,655
     4,335  GUIDANT CORPORATION+                                                                                       195,032
     1,176  JOHNSON CONTROLS INCORPORATED                                                                               73,453
     2,552  KLA-TENCOR CORPORATION+                                                                                    100,485
    16,789  MEDTRONIC INCORPORATED                                                                                     767,929
       683  MILLIPORE CORPORATION                                                                                       31,596
     1,152  ST JUDE MEDICAL INCORPORATED+                                                                               62,035
     2,710  STRYKER CORPORATION                                                                                        141,598
     1,328  TEKTRONIX INCORPORATED+                                                                                     36,241
     2,472  TERADYNE INCORPORATED+                                                                                      81,576
     2,498  THERMO ELECTRON CORPORATION+                                                                                56,155
     9,325  XEROX CORPORATION                                                                                          55,8507

                                                                                                                     3,087,310
                                                                                                                   -----------
METAL MINING - 0.19%
     5,560  BARRICK GOLD CORPORATION                                                                                    79,452
     2,071  FREEPORT MCMORAN INCORPORATED CLASS B+                                                                      27,027
     3,706  HOMESTAKE MINING COMPANY                                                                                    19,494
     2,498  INCO LIMITED+                                                                                               37,045
     2,488  NEWMONT MINING CORPORATION                                                                                  40,107
     1,073  PHELPS DODGE CORPORATION                                                                                    43,113
     4,613  PLACER DOME INCORPORATED                                                                                    39,902

                                                                                                                       286,140
                                                                                                                   -----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     1,388  VULCAN MATERIALS COMPANY                                                                                    65,000
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.85%
     2,450  HASBRO INCORPORATED                                                                                 $       31,605
     5,937  MATTEL INCORPORATED                                                                                        105,322
     2,050  TIFFANY & COMPANY                                                                                           55,863
    24,381  TYCO INTERNATIONAL LIMITED                                                                               1,053,991

                                                                                                                     1,246,781
                                                                                                                   -----------
MISCELLANEOUS RETAIL - 0.99%
     4,020  BED BATH & BEYOND INCORPORATED+                                                                             98,741
     6,292  COSTCO WHOLESALE CORPORATION+                                                                              246,961
     5,477  CVS CORPORATION                                                                                            320,350
       495  LONGS DRUG STORES INCORPORATED                                                                              14,632
     4,085  OFFICE DEPOT INCORPORATED+                                                                                  35,744
     6,294  STAPLES INCORPORATED+                                                                                       93,623
     2,741  TOYS R US INCORPORATED+                                                                                     68,799
    14,117  WALGREEN COMPANY                                                                                           575,974

                                                                                                                     1,454,824
                                                                                                                   -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.71%
    18,512  AMERICAN EXPRESS COMPANY                                                                                   764,546
     2,698  CAPITAL ONE FINANCIAL CORPORATION                                                                          149,739
     3,650  CIT GROUP INCORPORATED                                                                                     105,412
     1,608  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                  79,355
     9,670  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                     626,906
    14,025  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    1,116,390
     6,529  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                       386,778
    11,882  MBNA CORPORATION                                                                                           393,294
     3,948  PROVIDIAN FINANCIAL CORPORATION                                                                            193,649
     2,286  USA EDUCATION INCORPORATED                                                                                 166,078

                                                                                                                     3,982,147
                                                                                                                   -----------
OIL & GAS EXTRACTION - 1.65%
     3,483  ANADARKO PETROLEUM CORPORATION                                                                             218,663
     1,749  APACHE CORPORATION                                                                                         100,760
     2,984  BURLINGTON RESOURCES INCORPORATED+                                                                         133,534
     1,780  DEVON ENERGY CORPORATION                                                                                   103,596
    10,406  ENRON CORPORATION                                                                                          604,589
     1,610  EOG RESOURCES INCORPORATED                                                                                  66,380
     1,309  KERR-MCGEE CORPORATION                                                                                      84,954
     1,900  NABORS INDUSTRIES INCORPORATED+                                                                             98,496
     1,900  NOBLE DRILLING CORPORATION+                                                                                 87,704
     5,130  OCCIDENTAL PETROLEUM CORPORATION                                                                           126,968
     1,298  ROWAN COMPANIES INCORPORATED+                                                                               35,695
     8,012  SCHLUMBERGER LIMITED                                                                                       461,571
     4,415  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                        191,390
     4,316  USX MARATHON GROUP INCORPORATED                                                                            116,316

                                                                                                                     2,430,616
                                                                                                                   -----------

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS - 0.90%
     1,557  AVERY DENNISON CORPORATION                                                                             $    80,995
       698  BEMIS COMPANY INCORPORATED                                                                                  23,097
       775  BOISE CASCADE CORPORATION+                                                                                  24,335
     3,147  GEORGIA-PACIFIC GROUP                                                                                       92,522
     6,713  INTERNATIONAL PAPER COMPANY                                                                                242,205
     7,398  KIMBERLY-CLARK CORPORATION                                                                                 501,806
     1,420  MEAD CORPORATION                                                                                            35,628
     2,253  PACTIV CORPORATION+                                                                                         27,284
       414  POTLATCH CORPORATION                                                                                        13,227
       672  TEMPLE-INLAND INCORPORATED                                                                                  29,736
     1,425  WESTVACO CORPORATION                                                                                        34,528
     3,032  WEYERHAEUSER COMPANY                                                                                       153,995
     1,523  WILLAMETTE INDUSTRIES INCORPORATED                                                                          70,058

                                                                                                                     1,329,416
                                                                                                                   -----------
PERSONAL SERVICES - 0.11%
     2,400  CINTAS CORPORATION                                                                                          94,608
     1,281  H&R BLOCK INCORPORATED                                                                                      64,127

                                                                                                                       158,735
                                                                                                                   -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.23%
     1,240  AMERADA HESS CORPORATION                                                                                    96,869
       946  ASHLAND INCORPORATED                                                                                        36,326
     8,937  CHEVRON CORPORATION                                                                                        784,669
     8,725  CONOCO INCORPORATED CLASS B                                                                                246,481
    48,452  EXXON MOBIL CORPORATION                                                                                  3,924,612
     3,562  PHILLIPS PETROLEUM COMPANY                                                                                 196,088
    29,774  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                              1,650,671
     1,215  SUNOCO INCORPORATED                                                                                         39,402
     7,698  TEXACO INCORPORATED                                                                                        511,147
     2,061  TOSCO CORPORATION                                                                                           88,128
     3,377  UNOCAL CORPORATION                                                                                         116,744

                                                                                                                     7,691,137
                                                                                                                   -----------
PRIMARY METAL INDUSTRIES - 0.50%
     4,477  ALCAN ALUMINUM INCORPORATED                                                                                161,172
    12,074  ALCOA INCORPORATED                                                                                         434,060
     1,088  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         18,942
     1,831  ENGELHARD CORPORATION                                                                                       47,350
     1,101  NUCOR CORPORATION                                                                                           44,117
     1,197  USX US STEEL GROUP INCORPORATED                                                                             17,584
     1,293  WORTHINGTON INDUSTRIES INCORPORATED                                                                         12,025

                                                                                                                       735,250
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.34%
       897  AMERICAN GREETINGS CORPORATION                                                                         $     9,508
     1,203  DOW JONES & COMPANY INCORPORATED                                                                            62,977
     3,688  GANNETT COMPANY INCORPORATED                                                                               220,247
       974  HARCOURT GENERAL INCORPORATED                                                                               54,223
       978  KNIGHT-RIDDER INCORPORATED                                                                                  52,528
     2,774  MCGRAW-HILL COMPANIES INCORPORATED                                                                         165,469
       666  MEREDITH CORPORATION                                                                                        23,250
     2,302  NEW YORK TIMES COMPANY                                                                                      94,313
     1,740  R R DONNELLEY & SONS COMPANY                                                                                45,623
     4,202  TRIBUNE COMPANY                                                                                            171,189
    24,303  VIACOM INCORPORATED CLASS B+                                                                             1,068,604

                                                                                                                     1,967,931
                                                                                                                   -----------
RAILROAD TRANSPORTATION - 0.37%
     5,453  BURLINGTON NORTHERN SANTA FE CORPORATION+                                                                  165,662
     3,004  CSX CORPORATION                                                                                            101,235
     5,363  NORFOLK SOUTHERN CORPORATION                                                                                89,777
     3,451  UNION PACIFIC CORPORATION                                                                                  194,118

                                                                                                                       550,792
                                                                                                                   -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
     1,015  COOPER TIRE & RUBBER COMPANY                                                                                11,520
     2,233  GOODYEAR TIRE & RUBBER COMPANY                                                                              53,257
     3,721  NEWELL RUBBERMAID INCORPORATED                                                                              98,607
     3,783  NIKE INCORPORATED CLASS B                                                                                  153,401
       813  REEBOK INTERNATIONAL LIMITED+                                                                               20,211
     1,140  SEALED AIR CORPORATION+                                                                                     37,996
       773  TUPPERWARE CORPORATION                                                                                      18,444

                                                                                                                       393,436
                                                                                                                   -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.56%
     1,478  BEAR STEARNS COMPANIES INCORPORATED                                                                         67,604
    19,302  CHARLES SCHWAB CORPORATION                                                                                 297,637
     3,377  FRANKLIN RESOURCES INCORPORATED                                                                            132,074
     3,406  LEHMAN BROTHERS HOLDING INCORPORATED                                                                       213,556
    11,266  MERRILL LYNCH & COMPANY INCORPORATED                                                                       624,136
    15,513  MORGAN STANLEY DEAN WITTER & COMPANY                                                                       829,946
     3,086  STILWELL FINANCIAL INCORPORATED                                                                             82,766
     1,688  T ROWE PRICE                                                                                                52,856

                                                                                                                     2,300,575
                                                                                                                   -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
    12,823  CORNING INCORPORATED                                                                                       265,308
                                                                                                                   -----------


ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
TOBACCO PRODUCTS - 1.05%
    30,964  PHILIP MORRIS COMPANIES INCORPORATED                                                                   $ 1,469,242
     2,294  UST INCORPORATED                                                                                            68,935

                                                                                                                     1,538,177
                                                                                                                   -----------
TRANSPORTATION BY AIR - 0.36%
     2,140  AMR CORPORATION+                                                                                            75,157
     1,722  DELTA AIRLINES INCORPORATED                                                                                 68,019
     4,016  FEDEX CORPORATION+                                                                                         167,387
    10,579  SOUTHWEST AIRLINES COMPANY                                                                                 187,777
       984  US AIRWAYS GROUP INCORPORATED+                                                                              34,883

                                                                                                                       533,223
                                                                                                                   -----------
TRANSPORTATION EQUIPMENT - 2.20%
     1,405  B F GOODRICH COMPANY                                                                                        53,910
    11,615  BOEING COMPANY                                                                                             647,072
     1,178  BRUNSWICK CORPORATION                                                                                       23,124
     2,099  DANA CORPORATION                                                                                            36,061
     7,791  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                      110,398
    25,819  FORD MOTOR COMPANY                                                                                         726,030
     2,744  GENERAL DYNAMICS CORPORATION                                                                               172,159
     7,623  GENERAL MOTORS CORPORATION                                                                                 395,253
     4,182  HARLEY-DAVIDSON INCORPORATED                                                                               158,707
    11,085  HONEYWELL INTERNATIONAL INCORPORATED                                                                       452,268
     1,214  ITT INDUSTRIES INCORPORATED                                                                                 47,043
       846  NAVISTAR INTERNATIONAL CORPORATION+                                                                         19,289
     1,045  NORTHROP GRUMMAN CORPORATION                                                                                90,915
     1,025  PACCAR INCORPORATED                                                                                         45,933
     2,523  ROCKWELL INTERNATIONAL CORPORATION                                                                          91,711
     1,992  TEXTRON INCORPORATED                                                                                       113,225
     1,742  TRW INCORPORATED                                                                                            59,227

                                                                                                                     3,240,325
                                                                                                                   -----------
TRANSPORTATION SERVICES - 0.06%
     1,816  SABRE HOLDINGS CORPORATION+                                                                                 83,845
                                                                                                                   -----------
WATER TRANSPORTATION - 0.15%
     8,167  CARNIVAL CORPORATION                                                                                       225,980
                                                                                                                   -----------
WHOLESALE TRADE-DURABLE GOODS - 0.09%
     2,374  GENUINE PARTS COMPANY                                                                                       61,510
     1,873  VISTEON CORPORATION                                                                                         28,170
     1,313  W W GRAINGER INCORPORATED                                                                                   44,445

                                                                                                                       134,125
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
     3,932  CARDINAL HEALTH INCORPORATED                                                                          $    380,421
     6,942  SAFEWAY INCORPORATED+                                                                                      382,851
     1,885  SUPERVALU INCORPORATED                                                                                      25,127
     9,462  SYSCO CORPORATION                                                                                          250,838
     7,934  UNILEVER NV NY SHARES ADR                                                                                  417,646

                                                                                                                     1,456,883
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $129,790,468)                                                                             144,711,357
                                                                                                                   -----------


PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
U.S. TREASURY OBLIGATIONS - 1.80%

U.S. GOVERNMENT SECURITIES - 1.80%
$  466,000  U.S. TREASURY BILLS**                                                     4.86%^         04/26/01          464,645
 1,950,000  U.S. TREASURY BILLS**                                                     4.88^          10/10/01        1,945,525
   243,000  U.S. TREASURY BILLS**                                                     4.21^          06/21/01          240,727

                                                                                                                     2,650,897
                                                                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,650,730)                                                                    2,650,897
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $132,441,197)*                           100.17%                                                           $147,362,254
OTHER ASSETS AND LIABILITIES, NET               (0.17)                                                               (250,872)
                                               ------                                                             -----------
TOTAL NET ASSETS                               100.00%                                                           $147,111,382
                                               ======                                                             ===========


#  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $752,482.
+  NON-INCOME EARNING SECURITIES.
^  YIELD TO MATURITY.
** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN
   FUTURE CONTRACTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $37,736,416
   GROSS UNREALIZED DEPRECIATION                                  (22,815,359)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                    $14,921,057

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                                      VALUE
   N/A       WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                             $ 10,984,706
   N/A       WELLS FARGO INCOME EQUITY PORTFOLIO                                                                    55,105,886
   N/A       WELLS FARGO INDEX PORTFOLIO                                                                            54,624,770
   N/A       WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                             14,041,739
   N/A       WELLS FARGO INTERNATIONAL PORTFOLIO                                                                    18,269,001
   N/A       WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                             43,130,361
   N/A       WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                            121,454,150
   N/A       WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                             80,705,623
   N/A       WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                   5,499,956
   N/A       WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                   5,575,948
   N/A       WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                              5,518,629
   N/A       WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                               5,569,776
   N/A       WELLS FARGO STABLE INCOME PORTFOLIO                                                                    80,869,065
   N/A       WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                             40,488,463

TOTAL INVESTMENTS IN CORE PORTFOLIOS (99.22%) (COST $464,213,293)                                                  541,838,073
                                                                                                                   -----------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
U.S. TREASURY OBLIGATIONS (0.74%)
$4,210,000  U.S. TREASURY BILLS#                                                      4.07%^         02/28/02        4,057,800
                                                                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $4,051,981)                                                                    4,057,800
                                                                                                                   -----------
TOTAL INVESTMENTS IN CORE PORTFOLIOS & SECURITIES (99.96%) (COST $468,265,274)                                     545,895,873
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $468,265,274)*                              99.96%                                                          $545,895,873
OTHER ASSETS AND LIABILITIES, NET                  0.04                                                                201,324
                                                 ------                                                            -----------
TOTAL NET ASSETS                                 100.00%                                                          $546,097,197
                                                 ======                                                            ===========


# THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN
  FUTURE CONTRACTS.
^ YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------


   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                                      VALUE
   N/A       WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                             $  3,033,164
   N/A       WELLS FARGO INCOME EQUITY PORTFOLIO                                                                    15,282,302
   N/A       WELLS FARGO INDEX PORTFOLIO                                                                            15,175,914
   N/A       WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                              3,889,353
   N/A       WELLS FARGO INTERNATIONAL PORTFOLIO                                                                     5,053,082
   N/A       WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                             11,990,429
   N/A       WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                             80,783,108
   N/A       WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                             53,709,133
   N/A       WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                   1,519,469
   N/A       WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                   1,541,365
   N/A       WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                              1,530,565
   N/A       WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                               1,535,200
   N/A       WELLS FARGO STABLE INCOME PORTFOLIO                                                                    73,469,436
   N/A       WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                             26,949,751

TOTAL INVESTMENTS IN CORE PORTFOLIOS (99.53%) (COST $273,762,161)                                                  295,462,271
                                                                                                                   -----------


PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
U.S. TREASURY OBLIGATIONS (0.37%)
$1,130,000  U.S. TREASURY BILLS#                                                      4.17%^          02/28/02       1,089,148
                                                                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,087,587)                                                                    1,089,148
                                                                                                                   -----------
TOTAL INVESTMENTS IN CORE PORTFOLIOS & SECURITIES (99.90%) (COST $274,849,748)                                     296,551,419
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $274,849,748)*                              99.90%                                                          $296,551,419
OTHER ASSETS AND LIABILITIES, NET                  0.10                                                                301,544
                                                 ------                                                            -----------
TOTAL NET ASSETS                                 100.00%                                                          $296,852,963
                                                 ======                                                            ===========

# THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.
^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS STATEMENTS OF ASSETS & LIABILITIES-- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


                                            AGGRESSIVE
                                              BALANCED-         ASSET        GROWTH           INDEX      MODERATE    STRATEGIC
                                                EQUITY     ALLOCATION      BALANCED      ALLOCATION      BALANCED       INCOME
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE
(SEE COST BELOW) .......................   $81,340,483  $1,729,954,442  $1,139,274,152  $147,362,254   $545,895,873   $296,551,419
   CASH ................................             0           5,772               0         5,809              0              0
   RECEIVABLE FOR DIVIDENDS AND INTEREST
    AND OTHER RECEIVABLES ..............             0       6,560,411           1,466       140,217            422          1,094
   RECEIVABLE FOR FUND SHARES ISSUED ...       386,024       2,611,962      29,088,013        90,380        605,232        555,466
   PREPAID EXPENSES AND OTHER ASSETS ...         1,104          57,625               0           273              0              0
   VARIATION MARGIN ON FUTURES CONTRACTS        48,787           3,850         671,237        19,250        215,975         57,718
                                          ------------   -------------   -------------   -----------   ------------   -------------
TOTAL ASSETS ...........................    81,776,398   1,739,194,062   1,169,034,868   147,618,183    546,717,502    297,165,697
                                          ------------   -------------   -------------   -----------   ------------   -------------
LIABILITIES
   DIVIDEND PAYABLE .....................            0          11,494               0             0              0              0
   PAYABLE FOR FUND SHARES REDEEMED .....            0       5,171,414      26,267,108       107,116        355,150        175,865
   PAYABLE TO INVESTMENT ADVISOR AND
    AFFILIATES ..........................       28,526       1,302,292         367,664       158,489        173,809         79,407
   PAYABLE TO OTHER RELATED PARTIES .....       32,828       1,308,657          94,000        94,284         28,107         14,216
   ACCRUED EXPENSES AND OTHER LIABILITIES       58,112         550,951          64,424       146,912         63,239         43,246
                                          ------------   -------------   -------------   -----------   ------------   -------------
TOTAL LIABILITIES .......................      119,466       8,344,808      26,793,196       506,801        620,305        312,734
                                          ------------   -------------   -------------   -----------   ------------   -------------
TOTAL NET ASSETS ........................  $81,656,932  $1,730,849,254  $1,142,241,672  $147,111,382   $546,097,197   $296,852,963
                                          ============   =============   =============   ===========   ============   =============
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ....................... $82,763,753  $1,694,551,578    $969,811,101  $127,171,976   $444,286,057   $264,406,182
   UNDISTRIBUTED NET INVESTMENT INCOME
    (LOSS) ...............................     398,799         277,630       7,732,006      (394,276)     7,644,362      4,497,011
   UNDISTRIBUTED NET REALIZED GAIN (LOSS)
    ON INVESTMENTS .......................    (491,957)     33,088,697      33,222,927     5,692,750     15,422,504      5,950,068
   NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ........  (1,261,275)      2,987,374     128,017,426    14,921,057     77,630,599     21,701,671
   NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FUTURES ............     247,612         (56,025)      3,458,212      (280,125)     1,113,675        298,031
                                          ------------   -------------   -------------   -----------   ------------   -------------
TOTAL NET ASSETS ......................... $81,656,932  $1,730,849,254  $1,142,241,672  $147,111,382   $546,097,197   $296,852,963
                                          ============   =============   =============   ===========   ============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ......................        N/A  $1,040,068,606  $   18,020,656  $ 68,092,351            N/A            N/A
SHARES OUTSTANDING - CLASS A ..............        N/A      52,626,188         589,345     4,352,279            N/A            N/A
NET ASSET VALUE PER SHARE - CLASS A .......        N/A  $        19.76  $        30.58  $      15.65            N/A            N/A
MAXIMUM OFFERING PRICE PER SHARE -
    CLASS A (1) ...........................        N/A  $        20.97  $        32.45  $      16.60            N/A            N/A
NET ASSETS - CLASS B ......................        N/A  $  522,210,884  $   25,970,591  $ 23,166,122            N/A            N/A
SHARES OUTSTANDING - CLASS B ..............        N/A      43,562,760         917,296     1,215,304            N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS B .......................        N/A  $        11.99  $        28.31  $      19.06            N/A            N/A
NET ASSETS - CLASS C ......................        N/A  $   34,101,644  $    8,237,410  $ 55,852,909            N/A            N/A
SHARES OUTSTANDING - CLASS C ..............        N/A       2,837,261         291,082     2,928,310            N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS C .......................        N/A  $        12.02  $        28.30  $      19.07            N/A            N/A
NET ASSETS - INSTITUTIONAL CLASS ..........$81,656,932  $  134,468,120  $1,090,013,015           N/A   $546,097,197   $296,852,963
SHARES OUTSTANDING - INSTITUTIONAL CLASS ..  6,349,637       6,801,632      38,107,909           N/A     24,157,207     15,035,917
NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - INSTITUTIONAL CLASS ...........$     12.86  $        19.77  $        28.60           N/A   $      22.61   $      19.74
                                          ------------   -------------   -------------   -----------   ------------   -------------
INVESTMENTS AT COST (NOTE 10) .............$82,601,758  $1,726,967,068  $1,011,256,726  $132,441,197   $468,265,274   $274,849,748
                                          ============   =============   =============   ===========   ============   =============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED) ALLOCATION FUNDS



                                 AGGRESSIVE             ASSET          GROWTH           INDEX       MODERATE      STRATEGIC
                            BALANCED-EQUITY        ALLOCATION        BALANCED      ALLOCATION       BALANCED         INCOME
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .................     $365,361(1)  $   7,424,789   $   3,784,234(2) $  1,016,576   $  1,084,466(3) $   274,580(4)
   INTEREST ..................      697,178        16,427,627      14,516,003          85,787     11,135,946      7,435,832
   SECURITIES LENDING INCOME .       11,579                 0         177,336               0         89,288         48,816
   NET EXPENSES ALLOCATED
    FROM PORTFOLIOS ..........     (264,139)                0      (3,156,954)              0     (1,390,129)      (668,008)
                                -----------     -------------   -------------    ------------   ------------    -----------
TOTAL INVESTMENT INCOME ......      809,979        23,852,416      15,320,619       1,102,363     10,919,571      7,091,220
                                -----------     -------------   -------------    ------------   ------------    -----------
EXPENSES
   ADVISORY FEES .............      111,410         7,234,698       1,401,389         699,201        667,707        350,178
   ADMINISTRATION FEES .......       64,128         1,356,506         840,833         131,100        400,625        208,065
   SHAREHOLDER SERVICING
     FEES ....................            0           883,169          59,536         218,500              0              0
   PORTFOLIO ACCOUNTING FEES .       16,552            76,466          34,063          44,668         12,897         13,524
   TRANSFER AGENT
    CLASS A ..................          N/A           780,488           7,795          19,918            N/A            N/A
    CLASS B ..................          N/A           354,676          20,954          21,053            N/A            N/A
    CLASS C ..................          N/A            13,798           2,738          17,878            N/A            N/A
    INSTITUTIONAL CLASS ......        1,679             7,948          20,399             N/A         16,163          7,360
   DISTRIBUTION FEES
    CLASS B ..................          N/A         2,107,325          84,177         101,420            N/A            N/A
    CLASS C ..................          N/A           129,159          26,356         252,941            N/A            N/A
   LEGAL AND AUDIT FEES ......        5,200            48,419          12,493           8,868          6,626          5,725
   REGISTRATION FEES .........       13,775            27,142          36,613           1,325          7,732          8,863
   DIRECTORS' FEES ...........        2,131             2,119           2,083           2,119          2,085          2,119
   SHAREHOLDER REPORTS .......          543            77,068          31,008           4,111          9,517          5,417
   OTHER .....................            0            87,727           6,052           7,981          1,883              0
                                -----------     -------------   -------------    ------------   ------------    -----------
TOTAL EXPENSES ...............      215,418        13,186,708       2,586,488       1,531,083      1,125,234        601,251
                                -----------     -------------   -------------    ------------   ------------    -----------
LESS:
   WAIVED FEES AND REIMBURSED
    EXPENSES .................      (39,607)       (1,962,701)       (315,623)        (34,444)      (146,600)      (155,814)
   NET EXPENSES ..............      175,811        11,224,007       2,270,865       1,496,639        978,634        445,437
                                -----------     -------------   -------------    ------------   ------------    -----------
NET INVESTMENT INCOME (LOSS) .      634,168        12,628,409      13,049,754        (394,276)     9,940,937      6,645,783
                                -----------     -------------   -------------    ------------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM:
    SECURITIES ...............            0        45,812,290               0       6,776,816              0              0
    FINANCIAL FUTURES
     TRANSACTIONS ............            0          (145,800)              0        (522,409)             0              0
    SECURITIES TRANSACTIONS
     ALLOCATED FROM
     PORTFOLIOS ..............       50,539                 0      18,879,216               0     11,372,531      4,994,651
    FOREIGN CURRENCY
     TRANSACTIONS ALLOCATED
     FROM PORTFOLIOS .........      122,397                 0       1,246,529               0        358,153         93,702
    FINANCIAL FUTURES
     TRANSACTIONS ALLOCATED
     FROM PORTFOLIOS .........     (164,668)                0      24,390,832               0      8,988,537      2,187,345
                                -----------     -------------   -------------    ------------   ------------    -----------
NET REALIZED GAIN FROM
 INVESTMENTS .................        8,268        45,666,490      44,516,577       6,254,407     20,719,221      7,275,698
                                -----------     -------------   -------------    ------------   ------------    -----------
NET CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION) OF:
    SECURITIES ...............        1,312      (283,732,183)         18,067     (42,496,204)         5,819          1,561
    FINANCIAL FUTURES
     TRANSACTIONS ............     (106,271)          (13,100)     (1,545,708)       (151,350)      (720,357)             0
    FOREIGN CURRENCY
     TRANSACTIONS ............            0                 0               0               0              0       (150,830)
    SECURITIES TRANSACTIONS
     ALLOCATE FROM
     PORTFOLIOS ..............  (10,599,802)                0    (121,717,065)              0    (34,363,243)    (6,016,399)
    FOREIGN CURRENCY
     TRANSACTIONS ALLOCATED
     FROM PORTFOLIOS .........    1,866,063                 0         435,132               0        128,204         35,329
    FINANCIAL FUTURES
     TRANSACTIONS ALLOCATED
     FROM PORTFOLIOS .........       35,037                 0         (69,444)              0        (18,634)        (7,112)
                                -----------     -------------   -------------    ------------   ------------    -----------
NET CHANGE IN UNREALIZED
DEPRECIATION OF INVESTMENTS ..   (8,803,661)     (283,745,283)   (122,879,018)    (42,647,554)   (34,968,211)    (6,137,451)
                                -----------     -------------   -------------    ------------   ------------    -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS ..   (8,795,393)     (238,078,793)    (78,362,441)    (36,393,147)   (14,248,990)     1,138,247
                                -----------     -------------   -------------    ------------   ------------    -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS ..................  $(8,161,225)    $(225,450,384)  $ (65,312,687)   $(36,787,423)    (4,308,053)   $ 7,784,030
                                ===========     =============   =============    ============   ============    ===========


(1)   NET OF FOREIGN WITHHOLDING TAXES OF $5,991.
(2)   NET OF FOREIGN WITHHOLDING TAXES OF $68,079.
(3)   NET OF FOREIGN WITHHOLDING TAXES OF $20,214.
(4)   NET OF FOREIGN WITHHOLDING TAXES OF $5,594.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                            STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                   AGGRESSIVE BALANCED-EQUITY              ASSET ALLOCATION
                                                            ------------------------------------    -------------------------------
                                                                (UNAUDITED)                         (UNAUDITED)
                                                                FOR THE SIX             FOR THE      FOR THE SIX            FOR THE
                                                               MONTHS ENDED          YEAR ENDED     MONTHS ENDED         YEAR ENDED
                                                             MARCH 31, 2001  SEPTEMBER 30, 2000   MARCH 31, 2001 SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................   $   90,334,328  $   65,010,927    $ 1,897,616,547    $1,822,437,436
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................          634,168       1,072,021         12,628,409        38,053,625
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS .....            8,268       2,369,831         45,666,490       127,663,994
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ......................       (8,803,661)      7,030,179       (283,745,283)       45,590,433
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE)IN NET ASSETS RESULTING
    FROM OPERATIONS ....................................       (8,161,225)     10,472,031       (225,450,384)      211,308,052
                                                           --------------  --------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ............................................              N/A             N/A         (9,681,499)      (29,436,744)
    CLASS B ............................................              N/A             N/A         (2,585,962)       (7,212,756)
    CLASS C ............................................              N/A             N/A           (167,876)         (359,060)
    INSTITUTIONAL CLASS ................................       (1,096,858)       (603,650)          (526,278)         (425,928)(1)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ............................................              N/A             N/A        (89,838,884)     (185,933,653)
    CLASS B ............................................              N/A             N/A        (42,547,131)      (70,594,650)
    CLASS C ............................................              N/A             N/A         (2,531,450)       (2,978,297)
   INSTITUTIONAL CLASS .................................       (2,933,519)        (96,465)        (1,478,113)                0(1)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................              N/A             N/A         37,296,828        97,584,952(2)
   REINVESTMENT OF DIVIDENDS - CLASS A .................              N/A             N/A         98,052,789       212,815,654
   COST OF SHARES REDEEMED - CLASS A ...................              N/A             N/A       (120,781,736)     (291,193,813)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - CLASS A ...............              N/A             N/A         14,567,881        19,206,793
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................              N/A             N/A         66,844,593       136,401,248(2)
   REINVESTMENT OF DIVIDENDS - CLASS B .................              N/A             N/A         43,974,862        75,957,306
   COST OF SHARES REDEEMED - CLASS B ...................              N/A             N/A        (49,726,359)     (103,958,464)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........              N/A             N/A         61,093,096       108,400,090
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................              N/A             N/A         10,285,216        19,409,831
   REINVESTMENT OF DIVIDENDS - CLASS C .................              N/A             N/A          2,338,495         2,643,688
   COST OF SHARES REDEEMED - CLASS C ...................              N/A             N/A         (4,225,253)       (8,425,764)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - CLASS C ...............              N/A             N/A          8,398,458        13,627,755
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....        8,931,452      29,670,699        127,010,417        34,385,591(1)(2)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .....        4,006,894         695,629          1,912,637           388,482(1)
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......       (9,424,140)    (14,814,843)        (4,942,205)      (15,196,564)(1)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...        3,514,206      15,551,485        123,980,849        19,577,509(1)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..................       (8,677,396)     25,323,401       (166,767,293)       75,179,111
                                                           ==============  ==============    ===============    ===============
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ......................................   $   81,656,932  $   90,334,328    $ 1,730,849,254    $1,897,616,547
                                                           --------------  --------------    ---------------    ---------------
   SHARE ISSUED AND REDEEMED: SHARES SOLD - CLASS A ....              N/A             N/A          1,672,484(3)      4,063,691(2)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A               N/A             N/A          4,424,793         9,236,779
   SHARES REDEEMED - CLASS A ...........................              N/A             N/A         (5,446,519)      (12,056,323)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A               N/A             N/A            650,758         1,244,147
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - CLASS B ...............................              N/A             N/A          4,984,096(3)      9,321,779(2)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B               N/A             N/A          3,264,255         5,444,614
   SHARES REDEEMED - CLASS B ...........................              N/A             N/A         (3,773,304)       (7,103,309)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B               N/A             N/A          4,475,047         7,663,084
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - CLASS C ...............................              N/A             N/A            759,759         1,319,140
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C               N/A             N/A            173,272           188,601
   SHARES REDEEMED - CLASS C ...........................              N/A             N/A           (316,926)         (575,650)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C               N/A             N/A            616,105           932,091
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................          632,636       2,060,910          6,091,320(3)      1,471,746(1)(2)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   INSTITUTIONAL CLASS .................................          281,553          50,518             88,345            15,936(1)
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............         (674,735)     (1,045,649)          (232,302)         (633,413)(1)
NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - INSTITUTIONAL CLASS ..................          239,454       1,065,779          5,947,363           854,269(1)
                                                           --------------  --------------    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..   $      398,799  $      861,489          $ 277,630    $      610,836
                                                           ==============  ==============    ===============    ===============

(1)  This class of shares commenced operations on November 8, 1999.
(2) "Proceeds from shares sold" includes $25,397,650 for Class A shares, and "Shares sold" includes 1,095,671 for Class A shares as a result of the consolidation of the Stagecoach Balanced Fund. "Proceeds from shares sold" includes $10,421,883 for Class B shares, and "Shares sold" includes 741,243 for Class B shares as a result of the consolidation of the Stagecoach Balanced Fund. "Proceeds from shares sold" includes $28,338,510 for Institutional Class shares, and "Shares sold" includes 1,222,541 for Institutional Class shares as a result of the consolidation of the Stagecoach Balanced Fund.
(3) "Proceeds from shares sold" includes $2,824,655 for Class A shares, and "Shares sold" includes 135,603 for Class A shares as a result of the consolidation of the Achievement Balanced Fund. "Proceeds from shares sold" includes $1,573,101 for Class B shares, and "Shares sold" includes 124,652 for Class B shares as a result of the consolidation of the Achievement Balanced Fund. "Proceeds from shares sold" includes $125,597,202 for Institutional Class shares, and "Shares sold" includes 6,027,493 for Institutional Class shares as a result of the consolidation of the Achievement Balanced Fund.

STATEMENTS OF CHANGES IN NET ASSETS                           ALLOCATION FUNDS
-------------------------------------------------------------------------------

                                                                         GROWTH BALANCED              INDEX ALLOCATION
                                                            ------------------------------------    -------------------------------
                                                           (UNAUDITED)                          (UNAUDITED)
                                                           FOR THE SIX             FOR THE      FOR THE SIX             FOR THE
                                                          MONTHS ENDED          YEAR ENDED     MONTHS ENDED          YEAR ENDED
                                                        MARCH 31, 2001  SEPTEMBER 30, 2000   MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................   $1,110,101,131  $  926,460,925    $   196,342,388    $   191,636,247
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................       13,049,754      22,543,181           (394,276)          (841,798)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS .....       44,516,577      58,678,854          6,254,407         19,267,358
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ......................     (122,879,018)     56,674,093        (42,647,554)         4,940,937
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE)IN NET ASSETS RESULTING
    FROM OPERATIONS ....................................      (65,312,687)    137,896,128        (36,787,423)        23,366,497
                                                           --------------  --------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ............................................         (350,888)       (223,286)                 0                  0
    CLASS B ............................................         (325,499)       (177,283)                 0                  0
    CLASS C ............................................         (100,890)        (40,870)                 0                  0
    INSTITUTIONAL CLASS ................................      (23,736,754)    (18,027,917)               N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ............................................       (1,067,513)       (687,914)        (8,603,820)        (3,371,740)
    CLASS B ............................................       (1,387,736)       (779,376)        (2,859,896)          (759,766)
    CLASS C ............................................         (419,306)       (153,648)        (7,267,891)        (2,774,955)
   INSTITUTIONAL CLASS .................................      (66,055,788)    (53,079,905)               N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................        4,109,656      12,314,598          2,501,465          7,534,994
   REINVESTMENT OF DIVIDENDS - CLASS A .................        1,398,948         902,086          6,962,662          2,698,776
   COST OF SHARES REDEEMED - CLASS A ...................       (3,014,391)     (2,496,463)        (5,703,219)        23,816,215)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - CLASS A ...............        2,494,213      10,720,221          3,760,908         13,582,445)
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................        8,760,876       8,540,856          1,917,631         12,466,970
   REINVESTMENT OF DIVIDENDS - CLASS B .................        1,643,491         914,185          2,705,047            713,641
   COST OF SHARES REDEEMED - CLASS B ...................       (1,409,336)     (2,191,398)        (2,571,882)        (4,473,631)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........        8,995,031       7,263,643          2,050,796          8,706,980
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................        3,005,510       4,806,716          3,003,945         12,679,074
   REINVESTMENT OF DIVIDENDS - CLASS C .................          516,158         179,327          5,375,050          2,155,189
   COST OF SHARES REDEEMED - CLASS C ...................         (814,326)       (804,593)        (7,902,675)        21,712,693)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - CLASS C ...............        2,707,342       4,181,450            476,320         (6,878,430)
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....      181,939,240     311,316,328                N/A                N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .....       89,157,031      70,670,346                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......      (94,395,255)   (285,237,711)               N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...      176,701,016      96,748,963                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..................       32,140,541     183,640,206        (49,231,006)         4,706,141
                                                           ==============  =============     ===============    ===============
NET ASSETS:

ENDING NET ASSETS ......................................   $1,142,241,672  $1,110,101,131    $   147,111,382    $    96,342,388
                                                           --------------  --------------    ---------------    ---------------
   SHARE ISSUED AND REDEEMED: SHARES SOLD - CLASS A ....          126,249         359,936            131,367            351,013
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A            42,139          27,825            377,585            126,525
   SHARES REDEEMED - CLASS A ...........................          (93,172)        (74,090)          (323,607)        (1,110,947)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A            75,216         313,671            185,345           (633,409)
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - CLASS B ...............................          288,548         269,437             84,671            473,459
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B            53,366          30,151            120,118             27,207
   SHARES REDEEMED - CLASS B ...........................          (46,063)        (69,353)          (119,795)          (169,876)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B           295,851         230,235             84,994            330,790
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - CLASS C ...............................           98,365         150,897            132,279            481,053
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C            16,769           5,916            238,573             82,102
   SHARES REDEEMED - CLASS C ...........................          (26,050)        (25,069)          (368,936)          (824,925)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C            89,084         131,744              1,916           (261,770)
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................        5,957,971       9,702,801                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   INSTITUTIONAL CLASS .................................        2,868,384       2,320,103                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............       (3,093,137)     (9,003,837)               N/A                N/A
NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - INSTITUTIONAL CLASS ..................        5,733,218       3,019,067                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..   $    7,732,006  $   19,196,283    $      (394,276)   $             -
                                                           ==============  ==============    ===============    ===============


                                                                   MODERATE BALANCED                     STRATEGIC INCOME
                                                            ------------------------------------    -------------------------------
                                                           (UNAUDITED)                          (UNAUDITED)
                                                           FOR THE SIX            FOR THE       FOR THE SIX             FOR THE
                                                          MONTHS ENDED          YEAR ENDED     MONTHS ENDED          YEAR ENDED
                                                        MARCH 31, 2001  SEPTEMBER 30, 2000   MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................   $  524,214,190  $  546,569,912    $   268,386,483      $ 267,158,458
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................        9,940,937      19,006,786          6,645,783         12,160,702
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS .....       20,719,221      21,775,583          7,275,698          3,728,216
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ......................      (34,968,211)     19,088,273         (6,137,451)         7,722,784
                                                           ==============  ==============    ===============    ===============
NET INCREASE (DECREASE)IN NET ASSETS RESULTING
    FROM OPERATIONS ....................................       (4,308,053)     59,870,642          7,784,030         23,611,702
                                                           --------------  --------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ............................................              N/A             N/A                N/A                N/A
    CLASS B ............................................              N/A             N/A                N/A                N/A
    CLASS C ............................................              N/A             N/A                N/A                N/A
    INSTITUTIONAL CLASS ................................      (19,338,258)    (17,805,383)       (12,526,246)       (11,396,460)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ............................................              N/A             N/A                N/A                N/A
    CLASS B ............................................              N/A             N/A                N/A                N/A
    CLASS C ............................................              N/A             N/A                N/A                N/A
   INSTITUTIONAL CLASS .................................      (26,413,754)    (26,775,314)       (4,944,728)         (7,058,468)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................              N/A             N/A                N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A .................              N/A             N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ...................              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - CLASS A ...............              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................              N/A             N/A                N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS B .................              N/A             N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ...................              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................              N/A             N/A                N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C .................              N/A             N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...................              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - CLASS C ...............              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....       82,872,103      85,609,988         41,784,047         52,308,750
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .....       45,325,450      44,029,883         16,193,614         18,189,233
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......      (56,254,481)   (167,285,538)       (19,824,237)       (74,426,732)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...       71,943,072     (37,645,667)        38,153,424         (3,928,749)
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..................       21,883,007     (22,355,722)        28,466,480          1,228,025
                                                           ==============  ==============    ===============    ===============
NET ASSETS:

ENDING NET ASSETS ......................................   $  546,097,197  $  524,214,190    $   296,852,963    $   268,386,483
                                                           --------------  --------------    ---------------    ---------------
   SHARE ISSUED AND REDEEMED: SHARES SOLD - CLASS A ....              N/A             N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A               N/A             N/A                N/A                N/A
   SHARES REDEEMED - CLASS A ...........................              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A               N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - CLASS B ...............................              N/A             N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B               N/A             N/A                N/A                N/A
   SHARES REDEEMED - CLASS B ...........................              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B               N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - CLASS C ...............................              N/A             N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C               N/A             N/A                N/A                N/A
   SHARES REDEEMED - CLASS C ...........................              N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C               N/A             N/A                N/A                N/A
                                                           --------------  --------------    ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................        3,519,937       3,533,444          2,080,814          2,622,299
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   INSTITUTIONAL CLASS .................................        1,914,188       1,910,190            812,950            954,314
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............       (2,385,646)     (6,939,208)          (985,248)        (3,763,974)
NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - INSTITUTIONAL CLASS ..................        3,048,479      (1,495,574)         1,908,516           (187,361)
                                                           --------------  --------------    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..   $    7,644,362  $   17,043,540    $     4,497,011      $  10,378,984
                                                           ==============  ==============    ===============    ===============

ALLOCATION FUNDS                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       NET REALIZED
                                                                              BEGINNING         NET             AND    DIVIDENDS
                                                                              NET ASSET  INVESTMENT      UNREALIZED     FROM NET
                                                                              VALUE PER      INCOME  GAIN (LOSS) ON   INVESTMENT
                                                                                  SHARE      (LOSS)     INVESTMENTS       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE BALANCED-EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $14.78        0.09        (1.37)       (0.17)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $12.89        0.18         1.85        (0.12)
JUNE 1, 1999 TO SEPTEMBER 30, 1999........................................       $12.93        0.02        (0.06)        0.00
JUNE 1, 1998 TO MAY 31, 1999..............................................       $11.04        0.15         1.83        (0.09)
DECEMBER 2, 1997(5) TO MAY 31, 1998.......................................       $10.00        0.06         0.99        (0.01)

ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $24.36        0.18        (2.83)       (0.18)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $25.84        0.55         2.21        (0.55)
MARCH 1, 1999 TO SEPTEMBER 30, 1999.......................................       $25.65        0.36         0.19        (0.36)
APRIL 1, 1998 TO FEBRUARY 28, 1999........................................       $24.99        0.38         2.92        (0.33)
APRIL 1, 1997 TO MARCH 31, 1998...........................................       $20.30        0.69         6.37        (0.69)
OCTOBER 1, 1997 TO MARCH 31, 1997.........................................       $21.24        0.41         0.65        (0.41)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996.....................................       $20.74        0.57         0.50        (0.57)

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $14.78        0.06        (1.72)       (0.06)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $15.63        0.22         1.35        (0.19)
MARCH 1, 1999 TO SEPTEMBER 30, 1999.......................................       $15.55        0.18         0.08        (0.18)
APRIL 1, 1998 TO FEBRUARY 28, 1999........................................       $15.16        0.13         1.77        (0.11)
APRIL 1, 1997 TO MARCH 31, 1998...........................................       $12.29        0.29         3.89        (0.29)
OCTOBER 1, 1997 TO MARCH 31, 1997.........................................       $12.84        0.19         0.41        (0.19)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996.....................................       $12.50        0.28         0.34        (0.28)

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $14.82        0.06        (1.72)       (0.06)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $15.68        0.21         1.36        (0.19)
MARCH 1, 1999 TO SEPTEMBER 30, 1999.......................................       $15.59        0.18         0.09        (0.18)
APRIL 1, 1998(5) TO FEBRUARY 28, 1999.....................................       $15.16        0.08         1.82        (0.07)

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $24.37        0.11        (2.76)       (0.18)
NOVEMBER 8, 1999(5) TO SEPTEMBER 30, 2000.................................       $23.18        0.50         1.15        (0.46)

GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $34.96        0.33        (2.06)       (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $32.69        0.62         4.05        (0.59)
JUNE 1, 1999 TO SEPTEMBER 30, 1999........................................       $32.78        0.16        (0.25)        0.00
OCTOBER 1, 1998(5) TO MAY 31, 1999........................................       $28.09        0.63         5.67        (0.58)

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $32.50        0.22        (1.94)       (0.44)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $30.59        0.42         3.71        (0.41)
JUNE 1, 1999 TO SEPTEMBER 30, 1999........................................       $30.76        0.10        (0.27)        0.00
OCTOBER 1, 1998(5) TO MAY 31, 1999........................................       $26.96        0.56         4.82        (0.55)

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $32.50        0.23        (1.95)       (0.45)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $30.65        0.48         3.66        (0.48)
JUNE 1, 1999 TO SEPTEMBER 30, 1999........................................       $30.79        0.07        (0.21)        0.00
OCTOBER 1, 1998(5) TO MAY 31, 1999........................................       $26.96        0.65         4.79        (0.58)

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).............................       $32.91        0.31        (1.90)       (0.69)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.....................................       $30.86        0.69         3.79        (0.62)
JUNE 1, 1999 TO SEPTEMBER 30, 1999........................................       $30.93        0.19        (0.26)        0.00
JUNE 1, 1998 TO MAY 31, 1999..............................................       $28.06        0.60         3.88        (0.58)
JUNE 1, 1997 TO MAY 31, 1998..............................................       $24.77        0.58         4.52        (0.60)
JUNE 1, 1996 TO MAY 31, 1997..............................................       $22.83        0.62         2.86        (0.63)
NOVEMBER 1, 1995 TO MAY 31, 1996..........................................       $21.25        0.31         1.95        (0.51)

FINANCIAL HIGHLIGHTS                                            ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                                            ----------------------------------------
                                                               DISTRIBUTIONS       ENDING
                                                                    FROM NET    NET ASSET
                                                                    REALIZED    VALUE PER    NET INVESTMENT        NET         GROSS
                                                                       GAINS        SHARE     INCOME (LOSS)   EXPENSES   EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (0.47)       $12.86        1.43%        0.99%(3)     1.08%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (0.02)       $14.78        1.40%        1.00%(3)     1.17%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................        0.00        $12.89        1.36%        1.00%(3)     1.24%(3)
JUNE 1, 1998 TO MAY 31, 1999....................................        0.00        $12.93        1.34%        1.00%(3)     1.36%(3)
DECEMBER 2, 1997(5) TO MAY 31, 1998.............................        0.00        $11.04        1.58%        1.00%(3)     2.29%(3)

ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (1.77)       $19.76        1.65%        0.99%        1.22%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (3.69)       $24.36        2.20%        0.99%        1.18%
MARCH 1, 1999 TO SEPTEMBER 30, 1999.............................        0.00        $25.84        2.08%        0.95%        0.96%
APRIL 1, 1998 TO FEBRUARY 28, 1999..............................       (2.31)       $25.65        1.65%        0.92%         N/A
APRIL 1, 1997 TO MARCH 31, 1998.................................       (1.68)       $24.99        2.99%(6)     0.95%(6)      N/A
OCTOBER 1, 1997 TO MARCH 31, 1997...............................       (1.59)       $20.30        3.91%(6)     0.92%(6)      N/A
JANUARY 1, 1996 TO SEPTEMBER 30, 1996...........................        0.00        $21.24        3.53%(6)     0.90%(6)      N/A

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (1.07)       $11.99        0.89%        1.74%        1.96%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (2.23)       $14.78        1.45%        1.74%        1.97%
MARCH 1, 1999 TO SEPTEMBER 30, 1999.............................        0.00        $15.63        1.42%        1.63%        1.68%
APRIL 1, 1998 TO FEBRUARY 28, 1999..............................       (1.40)       $15.55        0.91%        1.62%        1.63%
APRIL 1, 1997 TO MARCH 31, 1998.................................       (1.02)       $15.16        2.15%(6)     1.60%(6)      N/A
OCTOBER 1, 1997 TO MARCH 31, 1997...............................       (0.96)       $12.29        3.30%(6)     1.53%(6)     1.58%(6)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996...........................        0.00        $12.84        3.37%(6)     1.14%(6)     1.56%(6)

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (1.08)       $12.02        0.88%        1.74%        1.92%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (2.24)       $14.82        1.42%        1.74%        1.91%
MARCH 1, 1999 TO SEPTEMBER 30, 1999.............................        0.00        $15.68        1.46%        1.64%        1.70%
APRIL 1, 1998(5) TO FEBRUARY 28, 1999...........................       (1.40)       $15.59        0.69%        1.64%        1.85%

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (1.77)       $19.77        1.59%        1.02%        1.03%
NOVEMBER 8, 1999(5) TO SEPTEMBER 30, 2000.......................        0.00        $24.37        2.21%        0.99%        1.03%

GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (2.03)       $30.58        2.09%        1.14%(3)     1.30%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (1.81)       $34.96        2.05%        1.15%(3)     1.37%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................        0.00        $32.69        1.83%        1.15%(3)     1.67%(3)
OCTOBER 1, 1998(5) TO MAY 31, 1999..............................       (1.03)       $32.78        1.92%        1.15%(3)     1.88%(3)

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (2.03)       $28.31        1.35%        1.89%(3)     2.16%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (1.81)       $32.50        1.28%        1.90%(3)     2.15%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................        0.00        $30.59        1.08%        1.90%(3)     2.31%(3)
OCTOBER 1, 1998(5) TO MAY 31, 1999..............................       (1.03)       $30.76        1.34%        1.75%(3)     2.43%(3)

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (2.03)       $28.30        1.35%        1.89%(3)     2.05%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (1.81)       $32.50        1.31%        1.90%(3)     2.12%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................        0.00        $30.65        1.30%        1.68%(3)     2.46%(3)
OCTOBER 1, 1998(5) TO MAY 31, 1999..............................       (1.03)       $30.79        1.45%        1.68%(3)     4.43%(3)

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (2.03)       $28.60        2.31%        0.92%(3)     0.97%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       (1.81)       $32.91        2.23%        0.93%(3)     1.01%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................        0.00        $30.86        2.05%        0.93%(3)     1.14%(3)
JUNE 1, 1998 TO MAY 31, 1999....................................       (1.03)       $30.93        2.16%        0.93%(3)     1.13%(3)
JUNE 1, 1997 TO MAY 31, 1998....................................       (1.21)       $28.06        2.38%        0.93%(3)     1.09%(3)
JUNE 1, 1996 TO MAY 31, 1997....................................       (0.91)       $24.77        2.47%        0.94%(3)     1.16%(3)
NOVEMBER 1, 1995 TO MAY 31, 1996................................       (0.17)       $22.83        2.66%        0.98%(3)     1.16%(3)

                                                                                  PORTFOLIO     NET ASSETS AT
                                                                         TOTAL     TURNOVER     END OF PERIOD
                                                                     RETURN(2)         RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (9.03)%       29%(4)       $81,657
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       15.82%        48%(4)       $90,334
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................       (0.31)%       12%(4)       $65,011
JUNE 1, 1998 TO MAY 31, 1999....................................       17.98%        43%(4)       $31,975
DECEMBER 2, 1997(5) TO MAY 31, 1998.............................       10.55%        36%(4)        $8,872

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................      (11.68)%       24%       $1,040,069
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       11.96%        37%       $1,266,358
MARCH 1, 1999 TO SEPTEMBER 30, 1999.............................        2.10%        29%       $1,310,935
APRIL 1, 1998 TO FEBRUARY 28, 1999..............................       13.69%        31%       $1,362,966
APRIL 1, 1997 TO MARCH 31, 1998.................................       36.08%        51%(6)    $1,305,848
OCTOBER 1, 1997 TO MARCH 31, 1997...............................        4.94%         5%(6)    $1,041,622
JANUARY 1, 1996 TO SEPTEMBER 30, 1996...........................        5.14%         1%(7)    $1,057,346

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................      (12.02)%       24%         $522,211
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       11.21%        37%         $577,526
MARCH 1, 1999 TO SEPTEMBER 30, 1999.............................        1.68%        29%         $491,284
APRIL 1, 1998 TO FEBRUARY 28, 1999..............................       12.98%        31%         $402,991
APRIL 1, 1997 TO MARCH 31, 1998.................................       35.16%        51%(6)      $267,060
OCTOBER 1, 1997 TO MARCH 31, 1997...............................        4.62%         5%(6)       $89,252
JANUARY 1, 1996 TO SEPTEMBER 30, 1996...........................        4.96%         1%(7)       $63,443

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................      (12.02)%       24%          $34,102
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       11.17%        37%          $32,911
MARCH 1, 1999 TO SEPTEMBER 30, 1999.............................        1.69%        29%          $20,218
APRIL 1, 1998(5) TO FEBRUARY 28, 1999...........................       12.97%        31%          $10,076

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................      (11.67)%       24%         $134,468
NOVEMBER 8, 1999(5) TO SEPTEMBER 30, 2000.......................        7.14%        37%          $20,822

GROWTH BALANCED FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (5.46)%       35%(4)       $18,021
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       14.86%        55%(4)       $17,976
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................       (0.27)%       11%(4)        $6,552
OCTOBER 1, 1998(5) TO MAY 31, 1999..............................       22.83%        49%(4)        $3,667

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (5.83)%       35%(4)       $25,971
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       14.04%        56%(4)       $20,198
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................       (0.55)%       11%(4)       $11,967
OCTOBER 1, 1998(5) TO MAY 31, 1999..............................       20.36 %       49%(4)        $8,978

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (5.83)%       35%(4)        $8,237
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       14.06%        56%(4)        $6,564
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................       (0.45)%       11%(4)        $2,153
OCTOBER 1, 1998(5) TO MAY 31, 1999..............................       20.59%        49%(4)        $1,236

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)...................       (5.39)%       35%(4)    $1,090,013
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000...........................       15.14%        56%(4)    $1,065,362
JUNE 1, 1999 TO SEPTEMBER 30, 1999..............................       (0.23)%       11%(4)      $905,789
JUNE 1, 1998 TO MAY 31, 1999....................................       16.38%        49%(4)      $850,503
JUNE 1, 1997 TO MAY 31, 1998....................................       21.40%        46%(4)      $665,758
JUNE 1, 1996 TO MAY 31, 1997....................................       15.81%        24%(4)      $503,382
NOVEMBER 1, 1995 TO MAY 31, 1996................................       10.87%        39%         $484,641

ALLOCATION FUNDS                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       NET REALIZED
                                                                              BEGINNING         NET             AND    DIVIDENDS
                                                                              NET ASSET  INVESTMENT      UNREALIZED     FROM NET
                                                                              VALUE PER      INCOME  GAIN (LOSS) ON   INVESTMENT
                                                                                  SHARE      (LOSS)     INVESTMENTS       INCOME
---------------------------------------------------------------------------------------------------------------------------------

INDEX ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).....................              $21.50       (0.02)          (3.76)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............................              $19.72        0.01            2.48       0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999...............................              $19.04        0.02            0.68      (0.02)
APRIL 1, 1998 TO FEBRUARY 28, 1999................................              $17.55        0.03            2.14      (0.03)
JANUARY 1, 1998 TO MARCH 31, 1998.................................              $15.51        0.01            2.04      (0.01)
JANUARY 1, 1997 TO DECEMBER 31, 1997..............................              $13.99        0.28            3.23      (0.28)
JANUARY 1, 1996 TO DECEMBER 31, 1996..............................              $13.76        0.29            2.02      (0.29)

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).....................              $26.30       (0.08)          (4.63)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............................              $24.30       (0.15)           3.02       0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999...............................              $23.55       (0.05)           0.80       0.00
APRIL 1, 1998 TO FEBRUARY 28, 1999................................              $21.81       (0.07)           2.61       0.00
JANUARY 1, 1998 TO MARCH 31, 1998.................................              $19.31       (0.01)           2.51       0.00
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997.........................              $18.99        0.00            0.32       0.00

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).....................              $26.31       (0.09)          (4.62)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............................              $24.32       (0.22)           3.08       0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999...............................              $23.56       (0.07)           0.83       0.00
APRIL 1, 1998 TO FEBRUARY 28, 1999................................              $21.82       (0.10)           2.64       0.00
JANUARY 1, 1998 TO MARCH 31, 1998.................................              $19.32       (0.02)           2.52       0.00
JANUARY 1, 1997 TO DECEMBER 31, 1997..............................              $17.42        0.20            4.00      (0.20)
JANUARY 1, 1996 TO DECEMBER 31, 1996..............................              $17.10        0.22            2.54      (0.22)

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED).....................              $24.83        0.38           (0.47)     (0.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............................              $24.18        0.94            1.79      (0.83)
JUNE 1, 1999 TO SEPTEMBER 30, 1999................................              $24.14        0.26           (0.22)      0.00
JUNE 1, 1998 TO MAY 31, 1999......................................              $22.98        0.75            1.94      (0.75)
JUNE 1, 1997 TO MAY 31, 1998......................................              $21.59        0.80            2.72      (0.86)
JUNE 1, 1996 TO MAY 31, 1997......................................              $20.27        0.77            1.60      (0.76)
NOVEMBER 1, 1995 TO MAY 31, 1996..................................              $19.84        0.46            0.89      (0.66)

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)....................               $20.44        0.43            0.16      (0.92)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............................               $20.06        0.95            0.86      (0.88)
JUNE 1, 1999 TO SEPTEMBER 30, 1999...............................               $19.98        0.29           (0.21)      0.00
JUNE 1, 1998 TO MAY 31, 1999.....................................               $19.56        0.82            0.81      (0.84)
JUNE 1, 1997 TO MAY 31, 1998.....................................               $18.47        0.79            1.75      (0.86)
JUNE 1, 1996 TO MAY 31, 1997.....................................               $18.12        0.97            0.71      (0.95)
NOVEMBER 1, 1995 TO MAY 31, 1996.................................               $18.21        0.48            0.42      (0.76)

FINANCIAL HIGHLIGHTS                                            ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                                      ----------------------------------------
                                                     DISTRIBUTIONS         ENDING
                                                          FROM NET      NET ASSET
                                                          REALIZED      VALUE PER    NET INVESTMENT         NET           GROSS
                                                             GAINS          SHARE     INCOME (LOSS)    EXPENSES     EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------

INDEX ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)               (2.07)         $15.65        (0.04)%         1.30%           1.32%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (0.71)         $21.50        (0.01)%         1.30%           1.32%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          0.00          $19.72         0.15%          1.26%           1.26%
APRIL 1, 1998 TO FEBRUARY 28, 1999                          (0.65)         $19.04         0.19%          1.29%            N/A
JANUARY 1, 1998 TO MARCH 31, 1998                            0.00          $17.55         0.30%          1.31%           1.32%
JANUARY 1, 1997 TO DECEMBER 31, 1997                        (1.71)         $15.51         1.82%          1.26%           1.29%
JANUARY 1, 1996 TO DECEMBER 31, 1996                        (1.79)         $13.99         2.06%          1.31%           1.44%

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)               (2.53)         $19.06        (0.79)%         2.05%           2.18%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (0.87)         $26.30        (0.78)%         2.05%           2.18%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          0.00          $24.30        (0.61)%         2.03%           2.07%
APRIL 1, 1998 TO FEBRUARY 28, 1999                          (0.80)         $23.55        (0.57)%         2.04%           2.26%
JANUARY 1, 1998 TO MARCH 31, 1998                            0.00          $21.81        (0.43)%         2.06%           4.03%
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                    0.00          $19.31        (0.17)%         2.05%          15.17%

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)               (2.53)         $19.07        (0.79)%         2.05%           2.08%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (0.87)         $26.31        (0.76)%         2.05%           2.13%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          0.00          $24.32        (0.60)%         2.01%           2.02%
APRIL 1, 1998 TO FEBRUARY 28, 1999                          (0.80)         $23.56        (0.56)%         2.05%           2.06%
JANUARY 1, 1998 TO MARCH 31, 1998                            0.00          $21.82        (0.44)%         2.05%           2.09%
JANUARY 1, 1997 TO DECEMBER 31, 1997                        (2.10)         $19.32         1.00%          2.02%           2.05%
JANUARY 1, 1996 TO DECEMBER 31, 1996                        (2.22)         $17.42         1.35%          2.05%           2.20%

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)               (1.26)         $22.61         3.66%          0.87%(3)        0.93%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (1.25)         $24.83         3.58%          0.88%(3)        0.96%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           0.00          $24.18         3.37%          0.88%(3)        1.09%(3)
JUNE 1, 1998 TO MAY 31, 1999                                (0.78)         $24.14         3.26%          0.88%(3)        1.09%(3)
JUNE 1, 1997 TO MAY 31, 1998                                (1.27)         $22.98         3.57%          0.88%(3)        1.05%(3)
JUNE 1, 1996 TO MAY 31, 1997                                (0.29)         $21.59         3.70%          0.88%(3)        1.04%(3)
NOVEMBER 1, 1995 TO MAY 31, 1996                            (0.26)         $20.27         3.95%          0.90%(3)        1.04%(3)

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)               (0.37)         $19.74         4.74%          0.79%(3)        0.91%(3)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (0.55)         $20.44         4.69%          0.80%(3)        0.94%(3)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           0.00          $20.06         4.32%          0.80%(3)        1.05%(3)
JUNE 1, 1998 TO MAY 31, 1999                                (0.37)         $19.98         4.22%          0.80%(3)        1.04%(3)
JUNE 1, 1997 TO MAY 31, 1998                                (0.59)         $19.56         4.47%          0.80%(3)        1.03%(3)
JUNE 1, 1996 TO MAY 31, 1997                                (0.38)         $18.47         4.38%          0.81%(3)        0.98%(3)
NOVEMBER 1, 1995 TO MAY 31, 1996                            (0.23)         $18.12         4.65%          0.82%(3)        0.97%(3)

                                                                            PORTFOLIO     NET ASSETS AT
                                                                   TOTAL     TURNOVER     END OF PERIOD
                                                               RETURN(2)         RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------------------

INDEX ALLOCATION FUND
-------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                  (19.04)%          3%            $68,092
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           12.63%           7%            $89,608
MARCH 1, 1999 TO SEPTEMBER 30, 1999                              3.68%           3%            $94,676
APRIL 1, 1998 TO FEBRUARY 28, 1999                              12.60%          12%            $92,655
JANUARY 1, 1998 TO MARCH 31, 1998                               13.23%           0%            $92,733
JANUARY 1, 1997 TO DECEMBER 31, 1997                            25.18%          80%            $80,512
JANUARY 1, 1996 TO DECEMBER 31, 1996                            17.04%          67%            $60,353

CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                  (19.40)%          3%            $23,166
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           11.81%           7%            $29,726
MARCH 1, 1999 TO SEPTEMBER 30, 1999                              3.18%           3%            $19,431
APRIL 1, 1998 TO FEBRUARY 28, 1999                              11.88%          12%            $12,568
JANUARY 1, 1998 TO MARCH 31, 1998                               12.95%           0%             $3,322
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                        1.69%          80%               $356

CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                  (19.39)%          3%            $55,853
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           11.76%           7%            $77,008
MARCH 1, 1999 TO SEPTEMBER 30, 1999                              3.23%           3%            $77,530
APRIL 1, 1998 TO FEBRUARY 28, 1999                              11.88%          12%            $67,364
JANUARY 1, 1998 TO MARCH 31, 1998                               13.00%           0%            $56,164
JANUARY 1, 1997 TO DECEMBER 31, 1997                            24.07%          80%            $46,084
JANUARY 1, 1996 TO DECEMBER 31, 1996                            16.37%          67%            $24,655

MODERATE BALANCED FUND
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                   (0.57)%        40%(4)         $546,097
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           11.98%         58%(4)         $524,214
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               0.17%         11%(4)         $546,570
JUNE 1, 1998 TO MAY 31, 1999                                    12.02%         53%(4)         $527,693
JUNE 1, 1997 TO MAY 31, 1998                                    17.04%         54%(4)         $464,384
JUNE 1, 1996 TO MAY 31, 1997                                    12.04%         45%            $418,680
NOVEMBER 1, 1995 TO MAY 31, 1996                                 7.03%         53%            $398,005

STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                    2.95%         38%(4)         $296,853
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            9.52%         62%(4)         $268,386
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               0.40%         11%(4)         $267,158
JUNE 1, 1998 TO MAY 31, 1999                                     8.45%         54%(4)         $263,328
JUNE 1, 1997 TO MAY 31, 1998                                    14.13%         58%(4)         $235,254
JUNE 1, 1996 TO MAY 31, 1997                                     9.58%         72%            $128,777
NOVEMBER 1, 1995 TO MAY 31, 1996                                 5.14%         56%            $146,950

ALLOCATION FUNDS                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(4) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(5)  Commencement of operations.

(6) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(7) The portfolio turnover for the Asset Allocation Master Portfolio from its inception on April 28, 1996 to September 30, 1996, was 28%. The information shown reflects the stand-alone period only.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                  ALLOCATION FUNDS
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange.

    Stagecoach Fund                      Norwest Advantage Fund             Wells Fargo Fund
---------------------------------------------------------------------------------------------------------------------------
                                           AGGRESSIVE BALANCED-EQUITY FUND* AGGRESSIVE BALANCED-EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
    ASSET ALLOCATION FUND*/BALANCED FUND                                    ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------
                                           GROWTH BALANCED FUND*            GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
    INDEX ALLOCATION FUND*                                                  INDEX ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------
                                           MODERATE BALANCED FUND*          MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
                                           STRATEGIC INCOME FUND*           STRATEGIC INCOME FUND
 * Accounting survivor

     In the Consolidation, the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Stagecoach Asset Allocation Fund and Stagecoach Balanced Fund. The Stagecoach Balanced Fund exchanged its 6,248,314 shares (valued at $64,158,043) for 3,059,455 shares of the Wells Fargo Asset Allocation Fund. The net assets of the Stagecoach Balanced Fund included unrealized appreciation of $8,912,730.
     The Asset Allocation, Growth Balanced, and Index Allocation Funds offer Class A, Class B, and Class C shares. In addition, the Asset Allocation and Growth Balanced Funds also offer Institutional Class shares. The Aggressive Balanced-Equity, Moderate Balanced, and Strategic Income Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.
     The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Portfolio", collectively, the "Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.
     On February 26, 2001 the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Achievement Balanced Fund. The Achievement Balanced Fund Class A exchanged 241,413 Class A shares (valued at $2,824,655) for 135,603 Class A shares of the Wells Fargo Asset Allocation Fund. The Achievement Balanced Fund Class B exchanged 134,711 Class B shares (valued at $1,573,101) for 124,652 Class B shares of the Wells Fargo Asset Allocation Fund. The Achievement Balanced Fund Institutional Class exchanged 10,711,799 Class I shares (valued at $125,597,202) for 6,027,493 Class I shares of the Wells Fargo Asset Allocation Fund. The net assets of the Achievement Balanced Fund included unrealized appreciation of $10,109,113.

ALLOCATION FUNDS                                  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
     Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

   published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2001, the Funds held the following futures contracts:

                                                                                          Net Unrealized
                                                                            Notional       Appreciation/
      Fund                   Contracts        Type      Expiration Date  Contract Value   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
      AGGRESSIVE BALANCED-   42 LONG      S&P 500 INDEX    JUNE-01       $ 12,276,600     $  (40,950)
        EQUITY              114 SHORT      U.S. T-BONDS    JUNE-01         11,877,375        288,562
---------------------------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION        2 SHORT     S&P 500 INDEX    JUNE-01            584,600        (56,025)
---------------------------------------------------------------------------------------------------------------------------
      GROWTH BALANCED       581 LONG      S&P 500 INDEX    JUNE-01        165,658,125      4,024,687
                          1,590 SHORT      U.S. T-BONDS    JUNE-01        169,826,300       (566,475)
---------------------------------------------------------------------------------------------------------------------------
      INDEX ALLOCATION       10 LONG      S&P 500 INDEX    JUNE-01          2,923,000       (280,125)
---------------------------------------------------------------------------------------------------------------------------
      MODERATE BALANCED     187 LONG      S&P 500 INDEX    JUNE-01         54,660,100       (182,325)
                            512 SHORT      U.S. T-BONDS    JUNE-01         53,344,000      1,296,000
---------------------------------------------------------------------------------------------------------------------------
      STRATEGIC INCOME       50 LONG      S&P 500 INDEX    JUNE-01         14,615,000        (48,750)
                                           U.S. T-BONDS    JUNE-01         14,273,687        346,781

     The Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $950,000, $100,000, $13,070,000, $243,000, $4,210,000, and $1,130,000,
   respectively.

SECURITY LOANS
     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. There were no securities on loan at March 31, 2001.

RECLASSIFICATION OF CAPITAL ACCOUNTS
     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                      Undistributed       Undistributed
                                                     Net Investment       Net Realized
                                                         Income            Gain/(Loss)    Paid in Capital
---------------------------------------------------------------------------------------------------------------------------
      MODERATE BALANCED FUND                            $(1,857)             $1,857             0
---------------------------------------------------------------------------------------------------------------------------
      STRATEGIC INCOME FUND                              (1,510)              1,510             0


DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Asset Allocation and Index Allocation Funds. Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
     Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at annual rates. For services provided to the Asset Allocation and Index Allocation Funds, Funds Management is entitled to receive an investment advisory fee of 0.80% of each Fund's average daily net assets. The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds are invested in various Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services, regarding the determination of the asset allocations of each Fund's investments in the various Portfolios.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as the sub-advisor for the Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds. WCM is entitled to receive from Funds Management, as compensation for providing asset allocation sub-advisory services to the Funds, a sub-advisory fee of 0.05% of each Fund's average daily net assets.
     Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation and Index Allocation Funds. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million.
     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into an advisory contract on behalf of the predecessor Asset Allocation and Index Allocation Funds with Wells Fargo Bank to provide the Funds with daily portfolio management. Under the prior contract, with respect to the Asset Allocation Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Under the prior contract, with respect to the Index Allocation Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, Norwest Investment Management, Inc. provided investment advisory services for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds at the same rates as are currently charged.
     Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-advisor) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-advisor) does not receive any compensation from the Funds.

4.  DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets.
     Prior to November 8, 1999, the Class A shares of the predecessor Asset Allocation, Index Allocation, and Growth Balanced Funds also paid fees pursuant to a Rule 12b-1 Plan. The Plan for the Class A shares of

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

   the Asset Allocation Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for the Class A shares of the Asset Allocation Fund provided only for the reimbursement of actual expenses. The Plan for the Class A shares of the Index Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares. The Plan for the Class A shares of the Growth Balanced Fund authorized payment of a distribution service fee at an annual rate of 0.10% of the Fund's average daily net assets attributable to its Class A shares.
     Prior to November 8, 1999, the Plan for the Class B shares of the Asset Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to its Class B shares. The Plan for the Growth Balanced Fund also authorized payment of a maintenance fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to its Class B shares.
     The distribution fees paid on behalf of the Funds for the period ended March 31, 2001 are disclosed in the Statement of Operations.

5.  ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, Wells Fargo Bank served as Administrator for the predecessor Asset Allocation and Index Allocation Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.
     Prior to November 8, 1999, the Administrator for the predecessor Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets.

6.  TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.
     Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement for the predecessor Stagecoach and Norwest Advantage Funds.

7. SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of Class A, Class B, and Class C shares for the Growth Balanced and Index Allocation Funds, and 0.10% of the average daily net assets of Class A, Class B, and Class C shares of the Asset Allocation Fund for these services. No fee is charged for Institutional Class shares of the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Moderate Balanced, and Strategic Income Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Class C shares of the Asset Allocation Fund. All other Funds and share classes were charged at the same 0.25% annual rate listed above.
     Prior to November 8, 1999, Stagecoach Funds, Inc. had adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the predecessor Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may have entered into administrative servicing agreements with administrative servicing agents who were dealers/holders of record, or that otherwise had a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents were entitled to receive a fee which would not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case would a shareholder be charged both 12b-1 and Administrative Servicing fees.

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2001 were as follows:

                                                                                      Institutional
      Fund                                  Class A         Class B       Class C         Class
---------------------------------------------------------------------------------------------------------------------------
      AGGRESSIVE BALANCED-EQUITY FUND           N/A             N/A           N/A          $ 0
---------------------------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND                $584,971        $280,977       $17,221            0
---------------------------------------------------------------------------------------------------------------------------
      GROWTH BALANCED FUND                   22,692          28,059         8,785            0
---------------------------------------------------------------------------------------------------------------------------
      INDEX ALLOCATION FUND                 100,379          33,807        84,314          N/A
---------------------------------------------------------------------------------------------------------------------------
      MODERATE BALANCED FUND                    N/A             N/A           N/A            0
---------------------------------------------------------------------------------------------------------------------------
      STRATEGIC INCOME FUND                     N/A             N/A           N/A            0

8. OTHER FEES AND TRANSACTIONS
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. During the period, Wells Fargo Bank provided sub-portfolio accounting services to the Index Allocation Fund. For these services Wells Fargo Bank was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into contracts on behalf of the Asset Allocation and Index Allocation Funds with Wells Fargo Bank, whereby Wells Fargo Bank was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, Wells Fargo Bank was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds, portfolio accounting services were provided by Forum.
     BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation and Index Allocation Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds. Prior to November 8, 1999, the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds had Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serve as the custodian. For its custody services, Wells Fargo Bank, MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds were not charged a custody fee at the Gateway level provided that they invested in Portfolios. Prior to November 8, 1999, the Asset Allocation and Index Allocation were provided with custody services at the same annual rate listed above.

9. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2001, were waived by Funds Management.

                                                                                         Fees Waived by
      Fund                                                                              Funds Management
---------------------------------------------------------------------------------------------------------------------------
      AGGRESSIVE BALANCED-EQUITY FUND                                                     $    39,607
---------------------------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND                                                                 1,962,701
---------------------------------------------------------------------------------------------------------------------------
      GROWTH BALANCED FUND                                                                    315,623
---------------------------------------------------------------------------------------------------------------------------
      INDEX ALLOCATION FUND                                                                    34,444
---------------------------------------------------------------------------------------------------------------------------
      MODERATE BALANCED FUND                                                                  146,600
---------------------------------------------------------------------------------------------------------------------------
      STRATEGIC INCOME FUND                                                                   155,814

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended March 31, 2001, were as follows:

                                        AGGREGATE PURCHASES AND SALES

      Fund                                               Purchases at Cost                  Sales Proceeds
---------------------------------------------------------------------------------------------------------------------------
      AGGRESSIVE BALANCED-EQUITY FUND*                    $  25,419,309                     $  24,444,320
---------------------------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND                                 509,658,612                       442,801,141
---------------------------------------------------------------------------------------------------------------------------
      GROWTH BALANCED FUND*                                 421,369,368                       405,805,260
---------------------------------------------------------------------------------------------------------------------------
      INDEX ALLOCATION FUND                                   4,675,331                        18,415,251
---------------------------------------------------------------------------------------------------------------------------
      MODERATE BALANCED FUND*                               230,321,883                       215,846,170
---------------------------------------------------------------------------------------------------------------------------
      STRATEGIC INCOME FUND*                                139,096,517                       109,220,927

     * These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Portfolio rather than the underlying securities in that Portfolio. Since the Fund has an indirect interest in the securities held in the Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Portfolio by the corresponding Portfolio's purchases and sales.

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                       VALUE
COMMON STOCK - 97.61%

APPAREL & ACCESSORY STORES - 4.68%
   110,000  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                $  3,162,500
    74,920  KOHL'S CORPORATION                                                                                       4,621,815

                                                                                                                     7,784,315
                                                                                                                  ------------
BUSINESS SERVICES - 5.12%
    73,115  RATIONAL SOFTWARE CORPORATION                                                                            1,297,791
    81,910  SUNGARD DATA SYSTEMS INCORPORATED                                                                        4,032,429
   205,510  SYBASE INCORPORATED                                                                                      3,185,405

                                                                                                                     8,515,625
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 4.90%
   122,720  IVAX CORPORATION                                                                                         3,865,680
   104,950  KING PHARMACEUTICALS INCORPORATED                                                                        4,276,713

                                                                                                                     8,142,393
                                                                                                                  ------------
COMMUNICATIONS - 2.07%
    98,090  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                          3,438,055
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 2.94%
    89,380  WASHINGTON MUTUAL INCORPORATED+                                                                          4,893,555
                                                                                                                  ------------
ELECTRIC GAS & SANITARY SERVICES - 11.37%
   100,160  CALPINE CORPORATION                                                                                      5,515,811
   143,680  CINERGY CORPORATION+                                                                                     4,820,464
    59,390  EXELON CORPORATION+                                                                                      3,895,984
   106,100  PPL CORPORATION+                                                                                         4,664,156

                                                                                                                    18,896,415
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.88%
   102,670  SANMINA CORPORATION                                                                                      2,008,482
    66,790  SCIENTIFIC-ATLANTA INCORPORATED+                                                                         2,777,796
                                                                                                                     4,786,278
                                                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.01%
    90,000  PAYCHEX INCORPORATED+                                                                                    3,335,625
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 8.04%
   113,000  ANHEUSER-BUSCH COMPANIES INCORPORATED+                                                                   5,190,090
   294,370  ARCHER DANIELS MIDLAND COMPANY+                                                                          3,870,965
   113,079  PEPSI BOTTLING GROUP INCORPORATED+                                                                       4,298,132

                                                                                                                    13,359,187
                                                                                                                  ------------
HEALTH SERVICES - 2.57%
    97,260  TENET HEALTHCARE CORPORATION+                                                                            4,279,440
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.79%
    92,030  INTERNATIONAL GAME TECHNOLOGY                                                                            4,633,711
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS - 10.44%
    77,900  JEFFERSON-PILOT CORPORATION+                                                                          $  5,288,631
   139,710  OXFORD HEALTH PLANS INCORPORATED                                                                         3,737,243
    39,000  PROGRESSIVE CORPORATION+                                                                                 3,784,950
    76,740  UNITEDHEALTH GROUP INCORPORATED+                                                                         4,547,612

                                                                                                                    17,358,436
                                                                                                                  ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.00%
    72,025  MILLIPORE CORPORATION+                                                                                   3,331,877
                                                                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 10.43%
   127,970  AMERICREDIT CORPORATION                                                                                  4,150,067
    54,860  FEDERAL NATIONAL MORTGAGE ASSOCIATION+                                                                   4,366,856
   128,030  MBNA CORPORATION+                                                                                        4,237,793
    63,040  USA EDUCATION INCORPORATED+                                                                              4,579,856

                                                                                                                    17,334,572
                                                                                                                  ------------
OIL & GAS EXTRACTION - 7.94%
    66,170  DEVON ENERGY CORPORATION+                                                                                3,851,094
    93,360  HELMERICH & PAYNE INCORPORATED+                                                                          4,322,568
    77,460  KERR-MCGEE CORPORATION+                                                                                  5,027,154

                                                                                                                    13,200,816
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.85%
    60,570  AMERADA HESS CORPORATION+                                                                                4,731,728
                                                                                                                  ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 2.27%
    68,280  MERRILL LYNCH & COMPANY INCORPORATED+                                                                    3,782,712
                                                                                                                  ------------
TRANSPORTATION BY AIR - 2.33%
   218,760  SOUTHWEST AIRLINES COMPANY+                                                                              3,882,990
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 7.66%
    73,360  BOEING COMPANY+                                                                                          4,086,886
    72,780  GENERAL DYNAMICS CORPORATION+                                                                            4,566,217
   107,420  HARLEY-DAVIDSON INCORPORATED+                                                                            4,076,589

                                                                                                                    12,729,692
                                                                                                                  ------------
TRANSPORTATION SERVICES - 2.32%
    76,380  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED+                                                     3,852,416

TOTAL COMMON STOCK (COST $159,057,675)                                                                             162,269,838
                                                                                                                  ------------

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                       INTEREST RATE  MATURITY DATE    VALUE
SHORT TERM INSTRUMENTS - 2.41%

REPURCHASE AGREEMENTS - 2.41%
$4,003,669  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                                                   5.38%        4/02/01          $  4,003,669
                                                                                                                  ------------
TOTAL SHORT TERM INSTRUMENTS (COST $4,003,669)                                                                    $  4,003,669
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $163,061,344)*                           100.02%                                                            $166,273,507
OTHER ASSETS AND LIABILITIES NET                (0.02)                                                                 (33,738)
                                               -------                                                            ------------
TOTAL NET ASSETS                               100.00%                                                            $166,239,769
                                               =======                                                            ============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 20,686,509
   GROSS UNREALIZED DEPRECIATION                                  (17,474,346)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $  3,212,163

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                         CORE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------


   EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                     VALUE
COMMON STOCK - 98.05%

AMUSEMENT & RECREATION SERVICES - 1.22%
  1,000,000  WALT DISNEY COMPANY                                                                                $   28,600,000
                                                                                                                --------------
BUSINESS SERVICES - 2.78%
  2,617,800  IMS HEALTH INCORPORATED                                                                                65,183,220
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 16.05%
  1,215,200  AMERICAN HOME PRODUCTS CORPORATION                                                                     71,393,000
  1,061,369  E.I. DU PONT DE NEMOURS & COMPANY                                                                      43,197,718
    577,850  JOHNSON & JOHNSON                                                                                      50,544,540
    790,300  MERCK & COMPANY INCORPORATED                                                                           59,983,770
  1,494,900  PFIZER INCORPORATED                                                                                    61,216,155
    800,000  PROCTER & GAMBLE COMPANY                                                                               50,080,000
  1,297,011  ROHM & HAAS COMPANY                                                                                    39,960,909
                                                                                                                   376,376,092
                                                                                                                --------------
COMMUNICATIONS - 3.77%
  1,796,800  AT&T CORPORATION                                                                                       38,271,840
  1,014,796  VERIZON COMMUNICATIONS                                                                                 50,029,442
                                                                                                                    88,301,282
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 5.24%
  1,832,425  J.P. MORGAN CHASE & COMPANY                                                                            82,275,883
  1,751,961  U.S. BANCORP                                                                                           40,645,495
                                                                                                                   122,921,378
                                                                                                                --------------
EATING & DRINKING PLACES - 1.32%
  1,169,300  MCDONALD'S CORPORATION                                                                                 31,044,915
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.23%
    604,100  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           26,072,956
  1,771,550  TEXAS UTILITIES COMPANY                                                                                73,200,446
                                                                                                                    99,273,402
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.41%
  1,028,000  EMERSON ELECTRIC COMPANY                                                                               63,694,880
  1,326,034  GENERAL ELECTRIC COMPANY                                                                               55,507,783
  1,766,292  LUCENT TECHNOLOGIES INCORPORATED                                                                       17,609,931
    950,000  MOTOROLA INCORPORATED                                                                                  13,547,000
                                                                                                                   150,359,594
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.73%
  1,468,100  MOODY'S CORPORATION                                                                                    40,460,836
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.99%
  2,036,600  FORTUNE BRANDS INCORPORATED                                                                            70,059,040
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 6.74%
  2,388,740  PEPSICO INCORPORATED                                                                                  104,985,123

CORE PORTFOLIOS                                                         PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


   EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS (continued)

  2,454,500  SARA LEE CORPORATION                                                                               $   52,968,110
                                                                                                                   157,953,233
                                                                                                                --------------
GENERAL MERCHANDISE STORES - 6.37%
  1,556,050  MAY DEPARTMENT STORES COMPANY                                                                          55,208,654
    750,530  SEARS ROEBUCK & COMPANY                                                                                26,471,193
  1,873,600  TARGET CORPORATION                                                                                     67,599,488
                                                                                                                   149,279,335
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.69%
  1,855,000  HEWLETT-PACKARD COMPANY                                                                                58,005,850
    923,000  IBM CORPORATION                                                                                        88,774,140
    547,458  MINNESOTA MINING & MANUFACTURING COMPANY                                                               56,880,886
                                                                                                                   203,660,876
                                                                                                                --------------
INSURANCE CARRIERS - 9.11%
  1,292,651  AEGON NV NY REGISTERED SHARES ADR                                                                      37,797,115
  1,993,500  AMERICAN GENERAL CORPORATION                                                                           76,251,375
  2,260,100  ST. PAUL COMPANIES INCORPORATED                                                                        99,557,405
                                                                                                                   213,605,895
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.46%
    353,748  AGILENT TECHNOLOGIES INCORPORATED+                                                                     10,870,676
    585,850  EASTMAN KODAK COMPANY                                                                                  23,369,557
                                                                                                                    34,240,233
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.58%
  1,401,494  TYCO INTERNATIONAL LIMITED                                                                             60,586,586
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.11%
  1,199,700  AMERICAN EXPRESS COMPANY                                                                               49,547,610
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.39%
    567,500  SCHLUMBERGER LIMITED                                                                                   32,693,675
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.92%
    922,928  BP AMOCO PLC ADR                                                                                       45,795,687
    444,950  CHEVRON CORPORATION                                                                                    39,066,610
    887,435  EXXON MOBIL CORPORATION                                                                                71,882,235
    522,604  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                            28,973,166
                                                                                                                   185,717,698
                                                                                                                --------------
TOBACCO PRODUCTS - 2.81%
  1,390,150  PHILIP MORRIS COMPANIES INCORPORATED                                                                   65,962,618
                                                                                                                --------------
TRANSPORTATION EQUIPMENT - 3.13%
  1,186,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                   48,421,440
    340,864  UNITED TECHNOLOGIES CORPORATION                                                                        24,985,331
                                                                                                                    73,406,771
                                                                                                                --------------
TOTAL COMMON STOCK (COST $1,591,381,656)                                                                         2,299,234,289
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                         CORE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------


   EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE  VALUE
SHORT-TERM INSTRUMENTS - 1.81%

REPURCHASE AGREEMENTS - 1.81%
$42,500,726  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                                              5.38%           04/02/01        $   42,500,726

TOTAL SHORT-TERM INSTRUMENTS (COST $42,500,726)                                                                     42,500,726
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,633,882,382)*                          99.86%                                                          $2,341,735,015
OTHER ASSETS AND LIABILITIES NET                 0.14                                                                3,178,243
                                               -------                                                          --------------
TOTAL NET ASSETS                               100.00%                                                          $2,344,913,258
                                               =======                                                          ==============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $802,938,809
   GROSS UNREALIZED DEPRECIATION                                  (95,086,176)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $707,852,633








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
COMMON STOCK - 97.79%

AMUSEMENT & RECREATION SERVICES - 0.59%
     16,900  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                $     497,367
    301,200  WALT DISNEY COMPANY                                                                                     8,614,320

                                                                                                                     9,111,687
                                                                                                                 -------------
 APPAREL & ACCESSORY STORES - 0.47%
    123,000  GAP INCORPORATED                                                                                        2,917,560
     48,000  KOHL'S CORPORATION+                                                                                     2,961,120
     61,600  LIMITED INCORPORATED                                                                                      968,352
     19,400  NORDSTROM INCORPORATED                                                                                    315,832

                                                                                                                     7,162,864
                                                                                                                 -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
      7,500  LIZ CLAIBORNE INCORPORATED                                                                                352,875
     16,500  V F CORPORATION                                                                                           577,500

                                                                                                                       930,375
                                                                                                                 -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     16,500  AUTOZONE INCORPORATED+                                                                                    462,330
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      8,700  RYDER SYSTEM INCORPORATED                                                                                 156,513
                                                                                                                 -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
      8,600  CENTEX CORPORATION                                                                                        358,190
      6,400  KAUFMAN & BROAD HOME CORPORATION                                                                          208,896
      5,900  PULTE CORPORATION                                                                                         238,419

                                                                                                                       805,505
                                                                                                                 -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.19%
    335,300  HOME DEPOT INCORPORATED                                                                                14,451,430
     55,400  LOWE'S COMPANIES INCORPORATED                                                                           3,238,130
     23,200  SHERWIN-WILLIAMS COMPANY                                                                                  591,136

                                                                                                                    18,280,696
                                                                                                                 -------------
BUSINESS SERVICES - 8.16%
     34,800  ADOBE SYSTEMS INCORPORATED                                                                              1,216,956
    626,400  AOL TIME WARNER INCORPORATED+                                                                          25,149,960
      8,200  AUTODESK INCORPORATED                                                                                     250,612
     92,000  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  5,002,960
     35,300  BMC SOFTWARE INCORPORATED+                                                                                758,950
     39,000  BROADVISION INCORPORATED+                                                                                 208,406
     26,700  CABLETRON SYSTEMS INCORPORATED+                                                                           344,430
    111,300  CENDANT CORPORATION+                                                                                    1,623,867
     21,100  CERIDIAN CORPORATION+                                                                                     390,350
     26,800  CITRIX SYSTEMS INCORPORATED+                                                                              566,150
     83,400  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          2,268,480
     24,400  COMPUTER SCIENCES CORPORATION+                                                                            789,340

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
     53,200  COMPUWARE CORPORATION+                                                                              $     518,700
     22,300  CONVERGYS CORPORATION+                                                                                    804,360
     10,500  DELUXE CORPORATION                                                                                        248,535
     18,400  ECOLAB INCORPORATED                                                                                       780,528
     67,700  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     3,781,722
     20,500  EQUIFAX INCORPORATED+                                                                                     640,625
     57,200  FIRST DATA CORPORATION                                                                                  3,415,412
     42,500  IMS HEALTH INCORPORATED                                                                                 1,058,250
     44,500  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                             1,528,574
     30,000  INTUIT INCORPORATED+                                                                                      832,500
     11,700  MERCURY INTERACTIVE CORPORATION+                                                                          489,938
    772,400  MICROSOFT CORPORATION+                                                                                 42,240,625
     13,900  NCR CORPORATION+                                                                                          542,517
     46,000  NOVELL INCORPORATED+                                                                                      230,000
     25,600  OMNICOM GROUP INCORPORATED                                                                              2,121,728
    808,700  ORACLE CORPORATION+                                                                                    12,114,326
     38,500  PARAMETRIC TECHNOLOGY COMPANY+                                                                            348,906
     41,300  PEOPLESOFT INCORPORATED+                                                                                  967,969
     25,700  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                   574,395
     17,600  SAPIENT CORPORATION+                                                                                      126,500
     62,200  SIEBEL SYSTEMS INCORPORATED+                                                                            1,691,840
    471,900  SUN MICROSYSTEMS INCORPORATED+                                                                          7,253,103
     45,700  UNISYS CORPORATION+                                                                                       639,800
     59,200  VERITAS SOFTWARE CORPORATION+                                                                           2,737,408
     80,800  YAHOO! INCORPORATED+                                                                                    1,272,600

                                                                                                                   125,531,322
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 13.42%
    223,900  ABBOTT LABORATORIES                                                                                    10,565,841
     33,200  AIR PRODUCTS AND CHEMICALS INCORPORATED                                                                 1,274,880
      8,200  ALBERTO CULVER COMPANY                                                                                    325,212
     34,300  ALZA CORPORATION                                                                                        1,389,150
    189,700  AMERICAN HOME PRODUCTS CORPORATION                                                                     11,144,875
    150,800  AMGEN INCORPORATED+                                                                                     9,076,275
     34,400  AVON PRODUCTS INCORPORATED                                                                              1,375,656
     21,400  BIOGEN INCORPORATED+                                                                                    1,354,888
    283,100  BRISTOL-MYERS SQUIBB COMPANY                                                                           16,816,140
     27,700  CHIRON CORPORATION+                                                                                     1,215,338
     34,200  CLOROX COMPANY                                                                                          1,075,590
     82,800  COLGATE-PALMOLIVE COMPANY                                                                               4,575,528
    129,700  DOW CHEMICAL COMPANY+                                                                                   4,094,629
    151,000  E.I. DU PONT DE NEMOURS & COMPANY                                                                       6,145,700
     11,100  EASTMAN CHEMICAL COMPANY                                                                                  546,342
    163,200  ELI LILLY & COMPANY                                                                                    12,510,912
      4,400  FMC CORPORATION+                                                                                          324,016
     25,500  FOREST LABORATORIES INCORPORATED+                                                                       1,510,620
    152,500  GILLETTE COMPANY                                                                                        4,753,425

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      7,300  GREAT LAKES CHEMICAL CORPORATION                                                                    $     224,402
     14,100  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           311,046
    201,200  JOHNSON & JOHNSON                                                                                      17,598,964
     24,400  KING PHARMACEUTICALS INCORPORATED+                                                                        994,300
     30,700  MEDIMMUNE INCORPORATED+                                                                                 1,101,362
    333,900  MERCK & COMPANY INCORPORATED                                                                           25,343,010
    913,300  PFIZER INCORPORATED                                                                                    37,399,635
    186,700  PHARMACIA CORPORATION                                                                                   9,404,079
     24,400  PPG INDUSTRIES INCORPORATED                                                                             1,124,596
     23,000  PRAXAIR INCORPORATED                                                                                    1,026,950
    188,200  PROCTER & GAMBLE COMPANY                                                                               11,781,320
     31,800  ROHM & HAAS COMPANY                                                                                       979,758
    211,700  SCHERING-PLOUGH CORPORATION                                                                             7,733,401
     11,200  SIGMA ALDRICH                                                                                             536,200
     14,900  WATSON PHARMACEUTICALS INCORPORATED+                                                                      783,740

                                                                                                                   206,417,780
                                                                                                                 -------------
COMMUNICATIONS - 6.84%
    112,500  ADC TELECOMMUNICATIONS INCORPORATED+                                                                      956,250
     45,300  ALLTEL CORPORATION                                                                                      2,376,438
    544,300  AT&T CORPORATION                                                                                       11,593,590
     40,900  AVAYA INCORPORATED+                                                                                       531,700
    271,100  BELLSOUTH CORPORATION                                                                                  11,093,412
     20,400  CENTURYTEL INCORPORATED                                                                                   586,500
     38,400  CITIZENS COMMUNICATIONS COMPANY+                                                                          485,760
     84,700  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                              4,611,915
    136,000  COMCAST CORPORATION CLASS A+                                                                            5,703,500
    128,200  GLOBAL CROSSING LIMITED+                                                                                1,729,418
    110,300  NEXTEL COMMUNICATIONS INCORPORATED+                                                                     1,585,562
    239,700  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                        8,401,485
    490,000  SBC COMMUNICATIONS INCORPORATED                                                                        21,868,700
    135,000  SPRINT CORPORATION (FON GROUP)                                                                          2,814,720
    128,000  SPRINT CORPORATION (PCS GROUP)+                                                                         2,565,000
     29,900  UNIVISION COMMUNICATIONS INCORPORATED+                                                                  1,140,984
    391,200  VERIZON COMMUNICATIONS                                                                                 19,286,160
    416,800  WORLDCOM INCORPORATED+                                                                                  7,788,950

                                                                                                                   105,120,044
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS - 8.93%
     54,300  AMSOUTH BANCORP                                                                                           912,782
    235,600  BANK OF AMERICA CORPORATION                                                                            12,899,100
    107,200  BANK OF NEW YORK COMPANY INCORPORATED                                                                   5,278,528
    167,400  BANK ONE CORPORATION                                                                                    6,056,532
     58,100  BB&T CORPORATION                                                                                        2,043,377
     30,100  CHARTER ONE FINANCIAL INCORPORATED                                                                        851,830
    727,000  CITIGROUP INCORPORATED                                                                                 32,700,460
     25,600  COMERICA INCORPORATED                                                                                   1,574,400

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE

DEPOSITORY INSTITUTIONS (continued)
     67,400  FIFTH THIRD BANCORP                                                                                 $   3,601,688
    141,800  FIRST UNION CORPORATION                                                                                 4,679,400
    156,800  FLEETBOSTON FINANCIAL CORPORATION                                                                       5,919,200
     22,900  GOLDEN WEST FINANCIAL CORPORATION                                                                       1,486,210
     36,300  HUNTINGTON BANCSHARES INCORPORATED                                                                        517,275
    275,400  J P MORGAN CHASE & COMPANY                                                                             12,365,460
     61,600  KEYCORP                                                                                                 1,589,280
     70,600  MELLON FINANCIAL CORPORATION                                                                            2,860,712
     88,200  NATIONAL CITY CORPORATION                                                                               2,359,350
     32,100  NORTHERN TRUST CORPORATION                                                                              2,006,250
     20,000  OLD KENT FINANCIAL CORPORATION                                                                            760,000
     41,900  PNC FINANCIAL SERVICES GROUP                                                                            2,838,725
     32,100  REGIONS FINANCIAL CORPORATION                                                                             912,844
     24,500  SOUTHTRUST CORPORATION                                                                                  1,120,875
     23,400  STATE STREET CORPORATION                                                                                2,185,560
     42,900  SUNTRUST BANKS INCORPORATED                                                                             2,779,920
     41,600  SYNOVUS FINANCIAL CORPORATION                                                                           1,123,200
    279,000  U.S. BANCORP                                                                                            6,472,800
     20,100  UNION PLANTERS CORPORATION                                                                                773,649
     30,300  WACHOVIA CORPORATION                                                                                    1,825,575
     84,200  WASHINGTON MUTUAL INCORPORATED                                                                          4,609,950
    247,400  WELLS FARGO & COMPANY#                                                                                 12,238,878

                                                                                                                   137,343,810
                                                                                                                 -------------
EATING & DRINKING PLACES - 0.51%
     17,400  DARDEN RESTAURANTS INCORPORATED                                                                           413,250
    189,800  MCDONALD'S CORPORATION                                                                                  5,039,190
     27,400  STARBUCKS CORPORATION+                                                                                  1,162,788
     21,200  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                   809,628
     16,500  WENDY'S INTERNATIONAL INCORPORATED                                                                        368,280

                                                                                                                     7,793,136
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.85%
     76,900  AES CORPORATION+                                                                                        3,841,924
     16,000  ALLEGHENY ENERGY INCORPORATED                                                                             740,160
     28,500  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     446,880
     19,900  AMEREN CORPORATION                                                                                        814,905
     46,600  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            2,190,200
     40,800  CALPINE CORPORATION+                                                                                    2,246,856
     23,000  CINERGY CORPORATION+                                                                                      771,650
     18,900  CMS ENERGY CORPORATION                                                                                    559,251
     30,700  CONSOLIDATED EDISON INCORPORATED                                                                        1,138,970
     23,500  CONSTELLATION ENERGY GROUP                                                                              1,036,350
     34,600  DOMINION RESOURCES INCORPORATED                                                                         2,230,662
     20,700  DTE ENERGY COMPANY                                                                                        823,860
    110,900  DUKE ENERGY CORPORATION                                                                                 4,739,866
     46,800  DYNEGY INCORPORATED CLASS A                                                                             2,387,268

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     47,200  EDISON INTERNATIONAL                                                                                $     596,608
     72,000  EL PASO ENERGY CORPORATION                                                                              4,701,600
     32,300  ENTERGY CORPORATION                                                                                     1,227,400
     46,100  EXELON CORPORATION                                                                                      3,024,160
     32,600  FIRSTENERGY CORPORATION                                                                                   910,192
     25,600  FPL GROUP INCORPORATED+                                                                                 1,569,280
     17,600  GPU INCORPORATED                                                                                          571,824
     19,500  KEYSPAN CORPORATION                                                                                       743,535
     16,600  KINDER MORGAN INCORPORATED                                                                                883,120
     23,200  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                     392,080
      6,600  NICOR INCORPORATED                                                                                        245,982
     29,500  NISOURCE INCORPORATED                                                                                     918,040
      4,200  ONEOK INCORPORATED                                                                                        171,738
      5,100  PEOPLE'S ENERGY CORPORATION                                                                               198,237
     56,000  PG & E CORPORATION                                                                                        697,200
     12,300  PINNACLE WEST CAPITAL CORPORATION                                                                         564,201
     21,000  PPL CORPORATION                                                                                           923,160
     29,700  PROGRESS ENERGY INCORPORATED                                                                            1,279,179
     31,000  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            1,337,960
     42,700  RELIANT ENERGY INCORPORATED                                                                             1,932,175
     29,600  SEMPRA ENERGY                                                                                             689,088
     97,800  SOUTHERN COMPANY                                                                                        3,431,802
     37,400  TEXAS UTILITIES COMPANY                                                                                 1,545,368
     90,000  WASTE MANAGEMENT INCORPORATED                                                                           2,223,000
     70,000  WILLIAMS COMPANIES INCORPORATED                                                                         2,999,500
     49,300  XCEL ENERGY INCORPORATED                                                                                1,484,423

                                                                                                                    59,229,654
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 9.87%
     14,300  ADAPTEC INCORPORATED+                                                                                     124,008
     45,400  ADVANCED MICRO DEVICES INCORPORATED+                                                                    1,204,915
     57,400  ALTERA CORPORATION+                                                                                     1,230,512
     28,200  AMERICAN POWER CONVERSION CORPORATION+                                                                    363,516
     52,100  ANALOG DEVICES INCORPORATED+                                                                            1,888,104
     11,800  ANDREW CORPORATION+                                                                                       169,625
     43,200  APPLIED MICRO CIRCUITS CORPORATION+                                                                       712,800
     35,400  BROADCOM CORPORATION+                                                                                   1,023,060
     35,200  CONEXANT SYSTEMS INCORPORATED+                                                                            314,600
     13,500  COOPER INDUSTRIES INCORPORATED                                                                            451,575
      9,900  EATON CORPORATION                                                                                         678,150
     62,100  EMERSON ELECTRIC COMPANY                                                                                3,847,716
  1,434,500  GENERAL ELECTRIC COMPANY                                                                               60,048,170
    974,300  INTEL CORPORATION                                                                                      25,636,269
    189,100  JDS UNIPHASE CORPORATION+                                                                               3,486,531
     45,900  LINEAR TECHNOLOGY CORPORATION                                                                           1,884,769
     46,200  LSI LOGIC CORPORATION+                                                                                    726,726
    492,700  LUCENT TECHNOLOGIES INCORPORATED                                                                        4,912,219

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT (continued)
     41,000  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                             $   1,705,190
     11,100  MAYTAG CORPORATION                                                                                        357,975
     85,900  MICRON TECHNOLOGY INCORPORATED+                                                                         3,567,427
     28,300  MOLEX INCORPORATED                                                                                        998,459
    316,200  MOTOROLA INCORPORATED                                                                                   4,509,012
     25,200  NATIONAL SEMICONDUCTOR CORPORATION+                                                                       674,100
      5,900  NATIONAL SERVICE INDUSTRIES+                                                                              138,355
     46,400  NETWORK APPLIANCE INCORPORATED+                                                                           780,100
    460,600  NORTEL NETWORKS CORPORATION                                                                             6,471,430
     20,400  NOVELLUS SYSTEMS INCORPORATED+                                                                            827,475
     11,400  POWER-ONE INCORPORATED+                                                                                   165,186
     13,300  QLOGIC CORPORATION+                                                                                       299,250
    109,100  QUALCOMM INCORPORATED+                                                                                  6,177,788
     49,400  RAYTHEON COMPANY CLASS B                                                                                1,451,372
     44,400  SANMINA CORPORATION+                                                                                      868,575
     23,400  SCIENTIFIC-ATLANTA INCORPORATED                                                                           973,206
     59,400  TELLABS INCORPORATED+                                                                                   2,416,838
    251,100  TEXAS INSTRUMENTS INCORPORATED                                                                          7,779,078
      8,400  THOMAS & BETTS CORPORATION                                                                                145,824
     27,500  VITESSE SEMICONDUCTOR CORPORATION+                                                                        654,844
      9,600  WHIRLPOOL CORPORATION                                                                                     479,904
     47,800  XILINK INCORPORATED+                                                                                    1,678,975

                                                                                                                   151,823,628
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.40%
     10,700  FLUOR CORPORATION                                                                                         476,150
     64,000  HALLIBURTON COMPANY                                                                                     2,352,000
     23,500  MOODY'S CORPORATION                                                                                       647,660
     54,000  PAYCHEX INCORPORATED                                                                                    2,001,375
      7,200  PERKINELMER INCORPORATED                                                                                  377,640
     16,700  QUINTILES TRANSNATIONAL INTERNATIONAL+                                                                    315,213

                                                                                                                     6,170,038
                                                                                                                 -------------
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.50%
      4,100  BALL CORPORATION                                                                                          188,067
      8,700  CRANE COMPANY                                                                                             226,635
     22,400  FORTUNE BRANDS INCORPORATED                                                                               770,560
     43,700  ILLINOIS TOOL WORKS INCORPORATED                                                                        2,483,908
     62,400  LOCKHEED MARTIN CORPORATION                                                                             2,224,560
     64,600  MASCO CORPORATION                                                                                       1,559,444
      8,400  SNAP-ON INCORPORATED                                                                                      244,608

                                                                                                                     7,697,782
                                                                                                                 -------------
FOOD & KINDRED PRODUCTS - 3.68%
      5,300  ADOLPH COORS COMPANY                                                                                      346,832
    130,600  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   5,998,458
     91,700  ARCHER DANIELS MIDLAND COMPANY                                                                          1,205,855

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
      9,900  BROWN-FORMAN CORPORATION                                                                            $     613,305
     60,800  CAMPBELL SOUP COMPANY                                                                                   1,816,096
    360,000  COCA-COLA COMPANY                                                                                      16,257,600
     60,500  COCA-COLA ENTERPRISES INCORPORATED                                                                      1,075,690
     77,700  CONAGRA FOODS INCORPORATED                                                                              1,417,248
     41,100  GENERAL MILLS INCORPORATED                                                                              1,767,711
     50,300  H J HEINZ COMPANY                                                                                       2,022,060
     15,600  HERCULES INCORPORATED                                                                                     202,644
     19,700  HERSHEY FOODS CORPORATION                                                                               1,365,604
     58,700  KELLOGG COMPANY                                                                                         1,586,661
    209,000  PEPSICO INCORPORATED                                                                                    9,185,550
     19,100  QUAKER OATS COMPANY                                                                                     1,871,800
     44,800  RALSTON PURINA GROUP                                                                                    1,395,520
    119,700  SARA LEE CORPORATION                                                                                    2,583,126
     82,700  UNILEVER NV ADR                                                                                         4,353,328
     32,700  WM WRIGLEY JR COMPANY                                                                                   1,577,775

                                                                                                                    56,642,863
                                                                                                                 -------------
FOOD STORES - 0.36%
     59,300  ALBERTSON'S INCORPORATED                                                                                1,886,926
    118,500  KROGER COMPANY+                                                                                         3,056,115
     20,300  WINN-DIXIE STORES INCORPORATED                                                                            575,911

                                                                                                                     5,518,952
                                                                                                                 -------------
FURNITURE & FIXTURES - 0.04%
     28,400  LEGGETT & PLATT                                                                                           546,132
                                                                                                                 -------------
GENERAL MERCHANDISE STORES - 2.98%
     16,200  CONSOLIDATED STORES CORPORATION+                                                                          162,810
     12,700  DILLARDS INCORPORATED                                                                                     278,638
     47,900  DOLLAR GENERAL CORPORATION                                                                                979,076
     28,800  FEDERATED DEPARTMENT STORES INCORPORATED+                                                               1,196,640
     38,000  J C PENNEY COMPANY INCORPORATED                                                                           607,620
     70,000  KMART CORPORATION+                                                                                        658,000
     43,100  MAY DEPARTMENT STORES COMPANY                                                                           1,529,188
     48,400  SEARS ROEBUCK & COMPANY                                                                                 1,707,068
    129,700  TARGET CORPORATION                                                                                      4,679,576
     40,500  TJX COMPANIES INCORPORATED                                                                              1,296,000
    646,600  WAL-MART STORES INCORPORATED                                                                           32,653,300

                                                                                                                    45,747,916
                                                                                                                 -------------
HEALTH SERVICES - 0.41%
     80,000  HCA - THE HEALTHCARE COMPANY                                                                            3,221,600
     55,900  HEALTHSOUTH CORPORATION+                                                                                  720,551
     14,900  MANOR CARE INCORPORATED+                                                                                  303,960
     46,500  TENET HEALTHCARE CORPORATION+                                                                           2,046,000

                                                                                                                     6,292,111
                                                                                                                 -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.01%
      8,800  MCDERMOTT INTERNATIONAL INCORPORATED                                                                $     111,320
                                                                                                                 -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
     30,100  BEST BUY COMPANY INCORPORATED+                                                                          1,082,396
     29,800  CIRCUIT CITY STORES                                                                                       315,880
     26,900  RADIOSHACK CORPORATION                                                                                    986,961

                                                                                                                     2,385,237
                                                                                                                 -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.19%
     53,400  HILTON HOTELS CORPORATION                                                                                 558,030
     34,700  MARRIOTT INTERNATIONAL CLASS A                                                                          1,428,946
     28,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          952,280

                                                                                                                     2,939,256
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.70%
     50,100  APPLE COMPUTER INCORPORATED+                                                                            1,105,707
    117,100  APPLIED MATERIALS INCORPORATED+                                                                         5,093,850
     48,100  BAKER HUGHES INCORPORATED                                                                               1,746,511
     11,700  BLACK & DECKER CORPORATION                                                                                429,975
      3,100  BRIGGS & STRATTON CORPORATION                                                                             118,947
     49,800  CATERPILLAR INCORPORATED                                                                                2,210,124
  1,053,400  CISCO SYSTEMS INCORPORATED+                                                                            16,656,888
    244,500  COMPAQ COMPUTER CORPORATION                                                                             4,449,900
     24,000  COMVERSE TECHNOLOGY INCORPORATED+                                                                       1,413,360
      6,000  CUMMINS ENGINE COMPANY INCORPORATED                                                                       225,240
     34,000  DEERE & COMPANY                                                                                         1,235,560
    374,500  DELL COMPUTER CORPORATION+                                                                              9,619,969
     29,400  DOVER CORPORATION                                                                                       1,053,696
    316,800  EMC CORPORATION+                                                                                        9,313,920
     46,700  GATEWAY INCORPORATED+                                                                                     785,027
    279,800  HEWLETT-PACKARD COMPANY                                                                                 8,749,346
    254,000  IBM CORPORATION                                                                                        24,429,720
     23,200  INGERSOLL-RAND COMPANY                                                                                    921,272
     27,600  JABIL CIRCUIT INCORPORATED+                                                                               596,712
     18,400  LEXMARK INTERNATIONAL INCORPORATED+                                                                       837,568
     57,300  MINNESOTA MINING & MANUFACTURING COMPANY                                                                5,953,470
     17,700  PALL CORPORATION                                                                                          387,984
     82,000  PALM INCORPORATED+                                                                                        689,312
     16,900  PARKER-HANNIFIN CORPORATION                                                                               671,268
     36,500  PITNEY BOWES INCORPORATED                                                                               1,268,375
     93,500  SOLECTRON CORPORATION+                                                                                  1,777,435
     12,400  STANLEY WORKS                                                                                             408,580
     21,200  SYMBOL TECHNOLOGIES INCORPORATED                                                                          739,880
      8,700  TIMKEN COMPANY                                                                                            136,155

                                                                                                                   103,025,751
                                                                                                                 -------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
INSURANCE AGENTS BROKERS & SERVICE - 0.35%
     37,100  AON CORPORATION                                                                                     $   1,317,050
     24,500  HUMANA INCORPORATED+                                                                                      256,760
     39,800  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 3,782,194

                                                                                                                     5,356,004
                                                                                                                 -------------
INSURANCE CARRIERS - 4.15%
     20,800  AETNA INCORPORATED+                                                                                       747,136
     76,800  AFLAC INCORPORATED                                                                                      2,115,072
    105,900  ALLSTATE CORPORATION                                                                                    4,441,446
     15,200  AMBAC FINANCIAL GROUP INCORPORATED                                                                        964,136
     72,800  AMERICAN GENERAL CORPORATION                                                                            2,784,600
    337,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              27,128,500
     25,300  CHUBB CORPORATION                                                                                       1,832,732
     22,200  CIGNA CORPORATION                                                                                       2,383,392
     23,300  CINCINNATI FINANCIAL CORPORATION+                                                                         883,944
     47,100  CONSECO INCORPORATED                                                                                      758,310
     34,200  HARTFORD FINANCIAL SERVICES GROUP                                                                       2,017,800
     14,900  JEFFERSON-PILOT CORPORATION                                                                             1,011,561
     27,700  LINCOLN NATIONAL CORPORATION                                                                            1,176,419
     28,600  LOEWS CORPORATION                                                                                       1,699,126
     14,200  MBIA INCORPORATED                                                                                       1,145,656
    110,700  METLIFE INCORPORATED                                                                                    3,326,535
     15,500  MGIC INVESTMENT CORPORATION                                                                             1,060,510
     10,600  PROGRESSIVE CORPORATION                                                                                 1,028,730
     18,500  SAFECO CORPORATION                                                                                        521,469
     31,500  ST PAUL COMPANIES INCORPORATED                                                                          1,387,575
     18,300  TORCHMARK CORPORATION                                                                                     710,589
     46,300  UNITEDHEALTH GROUP INCORPORATED                                                                         2,743,738
     34,900  UNUMPROVIDENT CORPORATION                                                                               1,019,778
      9,100  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                   867,321

                                                                                                                    63,756,075
                                                                                                                 -------------
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE - 0.01%
     15,100  LOUISIANA-PACIFIC CORPORATION                                                                             145,111
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.08%
     66,100  AGILENT TECHNOLOGIES INCORPORATED+                                                                      2,031,253
     19,000  ALLERGAN INCORPORATED                                                                                   1,408,850
     30,500  APPLERA CORPORATION                                                                                       846,375
      7,700  BAUSCH & LOMB INCORPORATED                                                                                351,582
     42,600  BAXTER INTERNATIONAL INCORPORATED                                                                       4,010,364
     37,100  BECTON DICKINSON & COMPANY                                                                              1,310,372
     25,900  BIOMET INCORPORATED                                                                                     1,020,217
     58,700  BOSTON SCIENTIFIC CORPORATION+                                                                          1,184,566
      7,400  C R BARD INCORPORATED                                                                                     335,960
     20,500  DANAHER CORPORATION                                                                                     1,118,480

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     43,500  EASTMAN KODAK COMPANY                                                                               $   1,735,215
     44,500  GUIDANT CORPORATION+                                                                                    2,002,055
     12,500  JOHNSON CONTROLS INCORPORATED                                                                             780,750
     26,700  KLA-TENCOR CORPORATION+                                                                                 1,051,313
    173,900  MEDTRONIC INCORPORATED                                                                                  7,954,186
      6,700  MILLIPORE CORPORATION                                                                                     309,942
     12,300  ST JUDE MEDICAL INCORPORATED+                                                                             662,355
     28,300  STRYKER CORPORATION                                                                                     1,478,675
     13,700  TEKTRONIX INCORPORATED+                                                                                   373,873
     25,300  TERADYNE INCORPORATED+                                                                                    834,900
     26,100  THERMO ELECTRON CORPORATION+                                                                              586,728
     96,600  XEROX CORPORATION                                                                                         578,634

                                                                                                                    31,966,645
                                                                                                                 -------------
METAL MINING - 0.20%
     57,300  BARRICK GOLD CORPORATION                                                                                  818,817
     21,500  FREEPORT MCMORAN INCORPORATED CLASS B+                                                                    280,575
     38,100  HOMESTAKE MINING COMPANY                                                                                  200,406
     26,300  INCO LIMITED+                                                                                             390,029
     27,800  NEWMONT MINING CORPORATION                                                                                448,136
     11,400  PHELPS DODGE CORPORATION                                                                                  458,052
     47,400  PLACER DOME INCORPORATED                                                                                  410,010

                                                                                                                     3,006,025
                                                                                                                 -------------
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS - 0.04%
     14,600  VULCAN MATERIALS COMPANY                                                                                  683,718
                                                                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.84%
     24,900  HASBRO INCORPORATED                                                                                       321,210
     61,800  MATTEL INCORPORATED                                                                                     1,096,332
     21,100  TIFFANY & COMPANY                                                                                         574,975
    253,700  TYCO INTERNATIONAL LIMITED                                                                             10,967,451

                                                                                                                    12,959,968
                                                                                                                 -------------
MISCELLANEOUS RETAIL - 0.98%
     41,400  BED BATH & BEYOND INCORPORATED+                                                                         1,016,888
     64,900  COSTCO WHOLESALE CORPORATION+                                                                           2,547,325
     56,700  CVS CORPORATION                                                                                         3,316,383
      5,400  LONGS DRUG STORES INCORPORATED                                                                            159,624
     43,100  OFFICE DEPOT INCORPORATED+                                                                                377,125
     65,600  STAPLES INCORPORATED+                                                                                     975,800
     28,600  TOYS R US INCORPORATED+                                                                                   717,860
    147,000  WALGREEN COMPANY                                                                                        5,997,600

                                                                                                                    15,108,605
                                                                                                                 -------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 2.70%
    192,500  AMERICAN EXPRESS COMPANY                                                                            $   7,950,250
     28,500  CAPITAL ONE FINANCIAL CORPORATION                                                                       1,581,750
     37,900  CIT GROUP INCORPORATED                                                                                  1,094,552
     16,900  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                834,015
    100,600  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                  6,521,898
    145,800  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                  11,605,680
     68,200  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    4,040,168
    123,300  MBNA CORPORATION                                                                                        4,081,230
     41,400  PROVIDIAN FINANCIAL CORPORATION                                                                         2,030,670
     23,800  USA EDUCATION INCORPORATED                                                                              1,729,070

                                                                                                                    41,469,283
                                                                                                                 -------------
OIL & GAS EXTRACTION - 1.65%
     36,000  ANADARKO PETROLEUM CORPORATION                                                                          2,260,080
     17,900  APACHE CORPORATION                                                                                      1,031,219
     31,300  BURLINGTON RESOURCES INCORPORATED+                                                                      1,400,675
     18,600  DEVON ENERGY CORPORATION                                                                                1,082,520
    108,100  ENRON CORPORATION                                                                                       6,280,610
     16,900  EOG RESOURCES INCORPORATED                                                                                696,787
     13,700  KERR-MCGEE CORPORATION                                                                                    889,130
     21,300  NABORS INDUSTRIES INCORPORATED+                                                                         1,104,192
     19,400  NOBLE DRILLING CORPORATION+                                                                               895,504
     53,500  OCCIDENTAL PETROLEUM CORPORATION                                                                        1,324,125
     13,700  ROWAN COMPANIES INCORPORATED+                                                                             376,750
     82,900  SCHLUMBERGER LIMITED                                                                                    4,775,869
     45,900  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                     1,989,765
     44,900  USX-MARATHON GROUP INCORPORATED                                                                         1,210,055

                                                                                                                    25,317,281
                                                                                                                 -------------
PAPER & ALLIED PRODUCTS - 0.90%
     16,000  AVERY DENNISON CORPORATION                                                                                832,320
      7,700  BEMIS COMPANY INCORPORATED                                                                                254,793
      8,300  BOISE CASCADE CORPORATION+                                                                                260,620
     32,700  GEORGIA-PACIFIC GROUP                                                                                     961,380
     69,700  INTERNATIONAL PAPER COMPANY                                                                             2,514,776
     77,300  KIMBERLY-CLARK CORPORATION                                                                              5,243,259
     14,300  MEAD CORPORATION                                                                                          358,787
     22,900  PACTIV CORPORATION+                                                                                       277,319
      4,100  POTLATCH CORPORATION                                                                                      130,995
      7,100  TEMPLE-INLAND INCORPORATED                                                                                314,175
     14,600  WESTVACO CORPORATION                                                                                      353,758
     31,400  WEYERHAEUSER COMPANY                                                                                    1,594,806
     15,800  WILLAMETTE INDUSTRIES INCORPORATED                                                                        726,800

                                                                                                                    13,823,788
                                                                                                                 -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
PERSONAL SERVICES - 0.11%
     24,400  CINTAS CORPORATION                                                                                  $     961,848
     13,200  H&R BLOCK INCORPORATED                                                                                    660,792

                                                                                                                     1,622,640
                                                                                                                 -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.19%
     12,800  AMERADA HESS CORPORATION                                                                                  999,936
     10,100  ASHLAND INCORPORATED                                                                                      387,840
     92,900  CHEVRON CORPORATION                                                                                     8,156,620
     90,200  CONOCO INCORPORATED CLASS B                                                                             2,548,150
    503,200  EXXON MOBIL CORPORATION                                                                                40,759,200
     37,000  PHILLIPS PETROLEUM COMPANY                                                                              2,036,850
    309,100  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                            17,136,504
     12,300  SUNOCO INCORPORATED                                                                                       398,889
     79,600  TEXACO INCORPORATED                                                                                     5,285,440
     20,900  TOSCO CORPORATION                                                                                         893,684
     35,200  UNOCAL CORPORATION                                                                                      1,216,864

                                                                                                                    79,819,977
                                                                                                                 -------------
PRIMARY METAL INDUSTRIES - 0.49%
     46,000  ALCAN ALUMINUM LIMITED                                                                                  1,656,000
    125,200  ALCOA INCORPORATED                                                                                      4,500,940
     11,600  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       201,956
     18,500  ENGELHARD CORPORATION                                                                                     478,410
     11,300  NUCOR CORPORATION                                                                                         452,791
     12,900  USX-US STEEL GROUP INCORPORATED                                                                           189,501
     12,400  WORTHINGTON INDUSTRIES INCORPORATED                                                                       115,320

                                                                                                                     7,594,918
                                                                                                                 -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.33%
      9,200  AMERICAN GREETINGS CORPORATION                                                                             97,520
     12,700  DOW JONES & COMPANY INCORPORATED                                                                          664,845
     38,200  GANNETT COMPANY INCORPORATED                                                                            2,281,304
     10,600  HARCOURT GENERAL INCORPORATED                                                                             590,102
     10,600  KNIGHT-RIDDER INCORPORATED                                                                                569,326
     28,300  MCGRAW-HILL COMPANIES INCORPORATED                                                                      1,688,095
      7,200  MEREDITH CORPORATION                                                                                      251,352
     23,500  NEW YORK TIMES COMPANY                                                                                    962,795
     17,700  R R DONNELLEY & SONS COMPANY                                                                              464,094
     43,800  TRIBUNE COMPANY                                                                                         1,784,412
    252,500  VIACOM INCORPORATED CLASS B+                                                                           11,102,425

                                                                                                                    20,456,270
                                                                                                                 -------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
RAILROAD TRANSPORTATION - 0.37%
     56,800  BURLINGTON NORTHERN SANTA FE CORPORATION                                                            $   1,725,584
     30,800  CSX CORPORATION                                                                                         1,037,960
     55,700  NORFOLK SOUTHERN CORPORATION                                                                              932,418
     35,900  UNION PACIFIC CORPORATION                                                                               2,019,375

                                                                                                                     5,715,337
                                                                                                                 -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
     10,500  COOPER TIRE & RUBBER COMPANY                                                                              119,175
     23,000  GOODYEAR TIRE & RUBBER COMPANY                                                                            548,550
     38,600  NEWELL RUBBERMAID INCORPORATED                                                                          1,022,900
     39,000  NIKE INCORPORATED CLASS B                                                                               1,581,450
      8,300  REEBOK INTERNATIONAL LIMITED+                                                                             206,338
     12,100  SEALED AIR CORPORATION+                                                                                   403,293
      8,300  TUPPERWARE CORPORATION                                                                                    198,038

                                                                                                                     4,079,744
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.56%
     15,500  BEAR STEARNS COMPANIES INCORPORATED                                                                       708,970
    200,300  CHARLES SCHWAB CORPORATION                                                                              3,088,626
     35,300  FRANKLIN RESOURCES INCORPORATED                                                                         1,380,583
     36,200  LEHMAN BROTHERS HOLDING INCORPORATED                                                                    2,269,740
    117,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                    6,481,800
    161,700  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    8,650,950
     32,200  STILWELL FINANCIAL INCORPORATED                                                                           863,604
     17,600  T ROWE PRICE                                                                                              551,100

                                                                                                                    23,995,373
                                                                                                                 -------------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.18%
    133,100  CORNING INCORPORATED                                                                                    2,753,839
                                                                                                                 -------------
TOBACCO PRODUCTS - 1.04%
    321,900  PHILIP MORRIS COMPANIES INCORPORATED                                                                   15,274,155
     23,600  UST INCORPORATED                                                                                          709,180

                                                                                                                    15,983,335
                                                                                                                 -------------
TRANSPORTATION BY AIR - 0.36%
     21,800  AMR CORPORATION+                                                                                          765,616
     17,800  DELTA AIRLINES INCORPORATED                                                                               703,100
     42,900  FEDEX CORPORATION+                                                                                      1,788,072
    109,700  SOUTHWEST AIRLINES COMPANY                                                                              1,947,175
      9,700  US AIRWAYS GROUP INCORPORATED+                                                                            343,865

                                                                                                                     5,547,828
                                                                                                                 -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------



   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 2.52%
     14,900  B F GOODRICH COMPANY                                                                                $     571,713
    120,800  BOEING COMPANY                                                                                          6,729,768
     12,600  BRUNSWICK CORPORATION                                                                                     247,338
     21,400  DANA CORPORATION                                                                                          367,652
     81,000  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                   1,147,770
    268,400  FORD MOTOR COMPANY                                                                                      7,547,408
     28,800  GENERAL DYNAMICS CORPORATION                                                                            1,806,912
     79,400  GENERAL MOTORS CORPORATION                                                                              4,116,890
     43,900  HARLEY-DAVIDSON INCORPORATED                                                                            1,666,005
    115,400  HONEYWELL INTERNATIONAL INCORPORATED                                                                    4,708,320
     12,700  ITT INDUSTRIES INCORPORATED                                                                               492,125
      8,600  NAVISTAR INTERNATIONAL CORPORATION+                                                                       196,080
     10,400  NORTHROP GRUMMAN CORPORATION                                                                              904,800
     11,100  PACCAR INCORPORATED                                                                                       497,419
     26,400  ROCKWELL INTERNATIONAL CORPORATION                                                                        959,640
     20,600  TEXTRON INCORPORATED                                                                                    1,170,904
     18,000  TRW INCORPORATED                                                                                          612,000
     68,100  UNITED TECHNOLOGIES CORPORATION                                                                         4,991,730

                                                                                                                    38,734,474
                                                                                                                 -------------
TRANSPORTATION SERVICES - 0.06%
     19,100  SABRE HOLDINGS CORPORATION+                                                                               881,847
                                                                                                                 -------------
WATER TRANSPORTATION - 0.15%
     84,600  CARNIVAL CORPORATION                                                                                    2,340,882
                                                                                                                 -------------
WHOLESALE TRADE - DURABLE GOODS - 0.09%
     25,100  GENUINE PARTS COMPANY                                                                                     650,341
     19,000  VISTEON CORPORATION                                                                                       285,760
     13,600  W W GRAINGER INCORPORATED                                                                                 460,360

                                                                                                                     1,396,461
                                                                                                                 -------------
WHOLESALE TRADE - NONDURABLE GOODS - 0.77%
     40,600  CARDINAL HEALTH INCORPORATED                                                                            3,928,050
     41,200  MCKESSON HBOC INCORPORATED                                                                              1,102,100
     72,500  SAFEWAY INCORPORATED+                                                                                   3,998,375
     19,200  SUPERVALU INCORPORATED                                                                                    255,936
     97,900  SYSCO CORPORATION                                                                                       2,595,329

                                                                                                                    11,879,790
                                                                                                                 -------------

TOTAL COMMON STOCK (COST $1,211,622,460)                                                                         1,503,641,920
                                                                                                                 -------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL/
SHARES       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE

SHORT-TERM INSTRUMENTS - 2.12%

RIGHTS - 0%
$    32,300  SEAGATE                                                                                             $           0
                                                                                                                 -------------

TIME DEPOSITS - 1.95%
$29,973,069  DEUTSCHE BANK CANADA TORONTO                                               5.44%        4/02/01        29,973,069
                                                                                                                 -------------

U.S. TREASURY BILLS - 0.17%
  1,850,000  U.S. TREASURY BILLS**                                                      4.35##       6/07/01         1,835,584
    735,000  U.S. TREASURY BILLS**                                                      4.80##       5/24/01           730,339

Total U.S. Treasury Bills                                                                                            2,565,923
                                                                                                                 -------------
Total Short-Term Instruments (Cost $32,538,215)                                                                     32,538,992
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,244,160,675)*                          99.91%                                                          $1,536,180,912
OTHER ASSETS AND LIABILITIES NET                 0.09                                                                1,438,270
                                               ------                                                            -------------
TOTAL NET ASSETS                               100.00%                                                          $1,537,619,182
                                               ======                                                            =============


#  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,124,856.
+  NON-INCOME EARNING SECURITIES.
## YIELD TO MATURITY.
** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN
   FUTURE CONTRACTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 500,209,776
   GROSS UNREALIZED DEPRECIATION                                 (208,189,539)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ 292,020,237


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 93.63%

AUSTRALIA - 0.79%
  2,553,000  CABLE & WIRELESS OPTUS LIMITED (COMMUNICIATIONS)+                                                    $  4,537,470
                                                                                                                  ------------
BRAZIL - 0.44%
     51,730  TELECOMUNICACOES BRASILEIRAS SA ADR (COMMUNICATIONS)                                                    2,501,146
                                                                                                                  ------------
CANADA - 0.72%
    294,310  NORTEL NETWORKS CORPORATION (COMMUNICATIONS)+                                                           4,156,926
                                                                                                                  ------------
FINLAND - 2.91%
    174,170  NOKIA OYJ (COMMUNICATIONS)                                                                              4,189,577
    323,536  SONERA OYJ (COMMUNICATIONS)                                                                             2,345,334
    771,811  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                7,327,967
    100,160  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                               2,833,431

                                                                                                                    16,696,309
                                                                                                                  ------------
FRANCE - 10.78%
     91,150  ACCOR SA (BUSINESS SERVICES)                                                                            3,428,661
    192,330  ALCATEL (CAPITAL EQUIPMENT)                                                                             5,823,390
     38,084  CAP GEMINI SA (BUSINESS SERVICES)                                                                       4,376,775
     88,150  CASINO GUICHARD-PERRACHON SA (FOODSTORES)                                                               7,703,131
     45,030  COMPAGNIE DE ST GOBAIN (BUILDING MATERIALS)                                                             6,508,606
     56,700  LAFARGE SA (BUILDING MATERIALS)                                                                         5,012,465
    116,826  SANOFI-SYNTHELABO SA (WHOLESALE NONDURABLE GOODS)                                                       6,527,169
     46,359  TOTAL FINA ELF SA (OIL & GAS)                                                                           6,290,870
    156,250  VALEO SA (AUTOMOTIVE PARTS)                                                                             7,086,074
    149,438  VIVENDI UNIVERSAL SA (BUSINESS SERVICES)                                                                9,095,640

                                                                                                                    61,852,781
                                                                                                                  ------------
GERMANY - 10.79%
     31,850  ADIDAS-SALOMON AG (WHOLESALE - NONDURABLE GOODS)                                                        1,731,621
     52,180  DEUTSCHE BANK AG (FINANCE)                                                                              3,990,143
    271,360  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                    6,405,092
     60,940  HENKEL KGaA (CHEMICALS & ALLIED PRODUCTS)                                                               3,609,487
     89,530  INFINEON TECHNOLOGIES AG (CAPITAL EQUIPMENT)                                                            3,387,510
     83,540  LINDE AG (INDUSTRIAL & COMMERCIAL MACHINERY)                                                            3,530,130
    155,340  METRO AG (GENERAL MERCHANDISE STORES)                                                                   6,619,095
     43,900  SAP AG (BUSINESS SERVICES)                                                                              5,049,055
     66,883  SIEMENS AG (MULTI INDUSTRY)                                                                             6,917,830
    176,916  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             8,445,574
    266,010  VOLKSWAGEN AG (CAPITAL EQUIPMENT)                                                                      12,228,399

                                                                                                                    61,913,936
                                                                                                                  ------------
HONG KONG - 1.53%
  1,997,000  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  8,782,839
                                                                                                                  ------------
ITALY - 6.02%
    164,630  ASSICURAZIONI GENERALI SpA (INSURANCE)                                                                  5,210,271
 10,143,260  BANCA DI ROMA SpA (FINANCE)                                                                            10,751,400

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE
ITALY (continued)
  1,659,710  BANCA INTESA SpA (FINANCE)                                                                         $    6,367,812
    271,780  FIAT SpA (CAPITAL EQUIPMENT)                                                                            5,778,310
    278,720  ROLO BANCA 1473 SpA (FINANCE)                                                                           4,765,329
    164,880  TELECOM ITALIA SpA (COMMUNICATIONS)                                                                     1,661,656

                                                                                                                    34,534,778
                                                                                                                  ------------
JAPAN - 18.88%
     26,000  ADVANTEST CORPORATION (CAPITAL EQUIPMENT)                                                               2,585,153
    274,000  BANK OF TOYKO-MITSUBISHI LIMITED (FINANCE)                                                              2,453,230
    167,000  FUJI PHOTO FILM COMPANY LIMITED (CAPITAL EQUIPMENT)                                                     6,183,428
        212  FUJI TELEVISION NETWORK INCORPORATED (BUSINESS SERVICES)                                                1,483,646
    494,000  FUJITSU LIMITED (BUSINESS SERVICES)                                                                     6,583,219
    656,000  HITACHI LIMITED (CAPITAL EQUIPMENT)                                                                     5,616,922
     60,000  HONDA MOTOR COMPANY LIMITED (CAPITAL EQUIPMENT)                                                         2,451,411
  1,816,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 6,680,541
    365,000  NEC CORPORATION (CAPITAL EQUIPMENT)                                                                     5,819,467
      1,424  NIPPON TELEGRAPH & TELEPHONE CORPORATION (NTT) (COMMUNICATIONS)                                         9,090,648
  1,484,000  NISSAN MOTOR COMPANY LIMITED (CAPITAL EQUIPMENT)                                                        9,355,260
        577  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               10,037,537
  1,056,000  SANWA BANK LIMITED (FINANCE)                                                                            5,763,879
    729,000  SEKISUI HOUSE LIMITED (BUILDING CONTRACTOR)                                                             5,869,668
     69,500  SONY CORPORATION (CAPITAL EQUIPMENT)                                                                    4,935,938
    447,000  SUMITOMO MITSUI BANKING CORPORATION (FINANCE)                                                           3,995,033
    123,400  TOKYO ELECTRON LIMITED (CAPITAL EQUIPMENT)                                                              8,153,430
    874,000  TOSHIBA CORPORATION (CAPITAL EQUIPMENT)                                                                 5,105,254
  1,155,000  YASUDA FIRE & MARINE INSURANCE COMPANY LIMITED (FINANCE)                                                6,138,342

                                                                                                                   108,302,006
                                                                                                                  ------------
MEXICO - 0.65%
     44,020  FOMENTO ECONOMICO MEXICANO SA ADR (MULTI-INDUSTRY)                                                      1,563,150
    295,200  TV AZTECA SA ADR (BUSINESS SERVICES)                                                                    2,184,480

                                                                                                                     3,747,630
                                                                                                                  ------------
NETHERLANDS - 5.90%
    305,548  ASM LITHOGRAPHY HOLDING NV (CAPITAL EQUIPMENT)+                                                         6,806,883
    252,230  FORTIS NL NV (FINANCE)                                                                                  6,615,804
    174,117  ING GROEP NV (FINANCE)                                                                                 11,390,439
    369,910  KONINKLIJKE KPN NV (COMMUNICATIONS)                                                                     3,616,758
     97,058  ROYAL DUTCH PETROLEUM COMPANY (OIL & GAS)                                                               5,404,695

                                                                                                                    33,834,579
                                                                                                                  ------------
SINGAPORE - 2.32%
  2,360,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (CAPITAL EQUIPMENT)+                                      5,699,220
    837,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE DEVELOPMENT)                                                     2,735,234
    258,000  UNITED OVERSEAS BANK LIMITED (FINANCE)                                                                  1,814,848
    436,000  VENTURE MANUFACTURING LIMITED (CAPITAL EQUIPMENT)                                                       3,066,953

                                                                                                                    13,316,255
                                                                                                                  ------------

86

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE
SPAIN - 3.97%
  1,023,848  AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (BUSINESS SERVICES)                                          $    5,783,685
    170,662  ENDESA SA (ENERGY)                                                                                      2,824,301
    704,930  TELEFONICA SA (COMMUNICATIONS)                                                                         11,341,896
    305,080  TERRA NETWORKS SA (BUSINESS SERVICES)+                                                                  2,834,554

                                                                                                                    22,784,436
                                                                                                                  ------------
SWEDEN - 2.70%
    320,150  ATLAS COPCO AB A SHARES (CAPITAL EQUIPMENT)                                                             5,413,851
    233,730  SKANDIA FORSAKRINGS AB (FINANCE)                                                                        2,095,142
  1,453,382  TELEFONAKTIEBOLAGET LM ERICSSON AB B SHARES (COMMUNICATIONS)                                            7,957,663

                                                                                                                    15,466,656
                                                                                                                  ------------
SWITZERLAND - 6.12%
      5,615  NOVARTIS AG (CAPITAL EQUIPMENT)                                                                         8,813,087
      1,578  ROCHE HOLDING AG (WHOLESALE NONDURABLE GOODS)                                                          11,428,422
     79,587  UBS AG (FINANCE)                                                                                       11,504,876
     10,130  ZURICH FINANCIAL SERVICES AG (FINANCE)                                                                  3,345,443

                                                                                                                    35,091,828
                                                                                                                  ------------
TAIWAN - 0.01%
     21,825  ACER INCORPORATED (CAPITAL EQUIPMENT)                                                                      80,753
                                                                                                                  ------------
UNITED KINGDOM - 19.10%
    937,930  ARM HOLDINGS PLC (BUSINESS SERVICES)+                                                                   4,387,088
    653,190  BANK OF SCOTLAND (FINANCE)                                                                              6,500,512
    208,680  BARCLAYS PLC (FINANCE)                                                                                  6,512,164
    260,280  BOC GROUP PLC (BUSINESS SERVICES)                                                                       3,545,000
    470,730  BRITISH LAND COMPANY PLC (FINANCE)                                                                      3,339,507
    934,640  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                         6,776,798
    222,580  CMG PLC (BUSINESS SERVICES)+                                                                            1,897,079
    517,620  DIAGEO PLC (BUSINESS SERVICES)                                                                          5,202,840
    154,144  ELECTROCOMPONENTS PLC (TECHNOLOGIES)                                                                    1,200,929
    157,053  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)+                                                                  4,110,645
    802,810  GREAT UNIVERSAL STORES PLC (BUSINESS SERVICES)                                                          5,649,733
    203,000  HALIFAX GROUP PLC (FINANCE)                                                                             2,072,194
    488,700  HANSON PLC (BUILDING MATERIALS)                                                                         2,826,050
    861,460  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                          5,254,149
  1,276,175  KINGFISHER PLC (WHOLESALE NONDURABLE GOODS)                                                             8,255,276
  3,130,000  LEGAL & GENERAL GROUP PLC (FINANCE)                                                                     7,208,906
    456,000  LLOYDS TSB GROUP PLC (FINANCE)                                                                          4,482,982
    517,820  MARCONI PLC (COMMUNICATIONS)                                                                            2,503,040
    865,000  RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                                                2,311,979
    983,650  ROLLS-ROYCE PLC (CAPITAL EQUIPMENT)                                                                     3,055,639
  3,324,060  TELEWEST COMMUNICATIONS PLC (COMMUNICATIONS)+                                                           5,411,085
  6,257,083  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)+                                                                17,168,771

                                                                                                                   109,672,366
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $615,109,053)                                                                             537,272,694
                                                                                                                  ------------

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                               INTEREST RATE  MATURITY DATE    VALUE

SHORT-TERM INSTRUMENTS - 5.45%
 $29,248,951  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U S GOVERNMENT SECURITIES     5.38%      4/02/01    $ 29,248,951
   2,020,137  WELLS FARGO TREASURY MONEY MARKET FUND++                                          4.40       4/02/01       2,020,137

TOTAL SHORT-TERM INSTRUMENTS (COST $31,269,088)                                                                         31,269,088
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $646,378,141)*                                99.08%                                                            $568,541,782
OTHER ASSETS AND LIABILITIES NET                     0.92                                                                5,236,638
                                                   ------                                                             ------------
TOTAL NET ASSETS                                   100.00%                                                            $573,778,420
                                                   ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
++ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO 100% TREASURY MONEY MARKET FUND.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $  41,047,606
   GROSS UNREALIZED DEPRECIATION                                 (118,883,965)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ (77,836,359)




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INTERNATIONAL EQUTIY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE

COMMON STOCK - 87.95%


AUSTRALIA - 3.43%
    310,000  BHP LIMITED (OIL & GAS)                                                                               $ 2,966,739
  1,450,000  FOSTER'S BREWING GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                3,646,169
    366,000  NEWS CORPORATION LIMITED (PRINTING PUBLISHING INDUSTRIES)                                               2,775,327
     71,500  ONESTEEL LIMITED (METAL INDUSTRIES)                                                                        30,303

                                                                                                                     9,418,538
                                                                                                                    ----------

BRAZIL - 0.50%
    105,000  ARACRUZ CELULOSE SA ADR (PAPER PRODUCTS)                                                                1,386,000
                                                                                                                    ----------

FRANCE - 9.95%
     29,000  AXA (INSURANCE)                                                                                         3,227,691
     21,000  CAP GEMINI SA (BUSINESS SERVICES)                                                                       2,413,409
     55,000  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 6,991,814
     32,000  SUEZ LYONNAISE DES EAUX SA (INDUSTRIAL)                                                                 4,724,270
     49,000  TOTAL FINA ELF SA (OIL & GAS)                                                                           6,649,251
     55,000  VIVENDI UNIVERSAL SA (BUSINESS SERVICES)                                                                3,347,610

                                                                                                                    27,354,045
                                                                                                                    ----------

GERMANY - 6.64%
     17,000  ALLIANZ AG (INSURANCE)                                                                                  4,966,937
     72,000  DRESDNER BANK AG (FINANCE)                                                                              3,270,991
     85,000  METRO AG (GENERAL MERCHANDISE STORES)                                                                   3,621,882
     14,200  SGL CARBON AG (CHEMICALS & ALLIED PRODUCTS)+                                                              455,683
     25,000  SIEMENS AG (MULTI-INDUSTRY)                                                                             2,585,795
     70,000  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             3,341,643

                                                                                                                    18,242,931
                                                                                                                    ----------

HONG KONG - 3.04%
    370,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              3,878,397
    600,000  CHINA MOBILE LIMITED (TELECOMMUNICATIONS)+                                                              2,638,810
    640,000  CITIC PACIFIC LIMITED (INDUSTRIAL)                                                                      1,850,501

                                                                                                                     8,367,708
                                                                                                                    ----------

HUNGARY - 0.40%
    380,000  MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                                                                   1,087,947
                                                                                                                    ----------

IRELAND - 2.85%
    150,000  ELAN CORPORATION PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                                 7,837,500
                                                                                                                    ----------

ITALY - 3.62%
    780,000  BANCA INTESA SPA (FINANCE)                                                                              2,992,627
    530,000  ENI SPA (OIL & GAS)                                                                                     3,467,176
    258,000  SAN PAOLO - IMI SPA (FINANCE)                                                                           3,487,350

                                                                                                                     9,947,153
                                                                                                                    ----------


CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                            VALUE

JAPAN - 14.50%

     91,000  CANON INCORPORATED (ELECTRONICS)                                                                      $ 3,304,059
     75,800  FUJI PHOTO FILM COMPANY LIMITED (CAPITAL EQUIPMENT)                                                     2,806,610
        180  JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                          3,217,477
     75,000  KONAMI CORPORATION (ELECTRONICS)                                                                        3,537,070
    365,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 1,342,730
    425,000  NIKKO SECURITIES COMPANY LIMITED (FINANCE)                                                              2,984,465
     39,000  NINTENDO COMPANY LIMITED (ELECTRONICS)                                                                  6,383,004
    260,000  NIPPON SHEET GLASS COMPANY (GLASS)                                                                      2,524,985
     62,000  SECOM COMPANY LIMITED (COMMERCIAL)                                                                      3,512,731
     75,000  SEVEN-ELEVEN JAPAN COMPANY LIMITED (RETAIL)                                                             2,992,445
    117,000  TOYOTA MOTOR CORPORATION (CAPITAL EQUIPMENT)                                                            4,061,346
    220,000  USHIO INCORPORATED (ELECTRONICS)                                                                        3,188,111

                                                                                                                    39,855,030
                                                                                                                    ----------

KOREA REPUBLIC OF - 0.81%
     96,000  KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                       2,229,120
                                                                                                                    ----------

MEXICO - 3.19%
  1,250,000  AMERICA MOVIL SA DE CV (COMMUNICATIONS)+                                                                  914,986
  1,315,000  GRUPO TELEVISA SA DE CV (COMMUNICATIONS)+                                                               2,185,508
  1,250,000  TELEFONOS DE MEXICO SA (COMMUNICATIONS)                                                                 1,973,474
  1,583,700  WALMART DE MEXICO (RETAIL)                                                                              3,687,918

                                                                                                                     8,761,886
                                                                                                                    ----------

NETHERLANDS - 5.16%
    148,000  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                          4,602,840
    165,200  KONINKLIJKE PHILIPS ELECTRONIC NV (ELECTRONICS)                                                         4,541,912
     91,000  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR (OIL & GAS)                                                 5,045,040

                                                                                                                    14,189,792
                                                                                                                    ----------

SINGAPORE - 1.53%
    467,000  DBS GROUP HOLDINGS LIMITED (FINANCE)                                                                    4,216,202
                                                                                                                    ----------

SPAIN - 3.04%
    495,000  BANCO SANTANDER SA (FINANCE)                                                                            4,529,120
    238,251  TELEFONICA SA (COMMUNICATIONS)                                                                          3,833,314

                                                                                                                     8,362,434
                                                                                                                    ----------

SWEDEN - 0.53%
    262,000  TELFONAKRIEBOLAGET LM ERICSSON "B" SHARE ADR (ELECTRONICS)                                              1,465,576
                                                                                                                    ----------

SWITZERLAND - 8.09%
      4,700  ADECCO SA (BUSINESS SERVICES)                                                                           2,472,595
      1,330  JULIUS BAER HOLDING LIMITED ZURICH (INVESTMENT OFFICES)                                                 5,972,039
      2,600  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     5,448,678
      3,300  NOVARTIS AG (CAPITAL EQUIPMENT)                                                                         5,179,552


PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUTIY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                            VALUE

SWITZERLAND (continued)

     86,000  STMICROELECTRONICS NV (ELECTRONICS)                                                                   $ 3,003,059
      3,300  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                                170,166

                                                                                                                    22,246,089
                                                                                                                    ----------

TAIWAN - 2.02%
    295,000  ASE TEST LIMITED (ELECTRONICS)                                                                          3,595,313
    390,767  RITEK CORPORATION GDR (INDUSTRIAL)+                                                                     1,951,373

                                                                                                                     5,546,686
                                                                                                                    ----------

UNITED KINGDOM - 18.65%
    320,000  AMVESCAP PLC (FINANCE)                                                                                  4,663,198
    130,000  ARM HOLDINGS PLC ADR (BUSINESS SERVICES)+                                                               1,787,500
    507,000  BP AMOCO PLC (OIL & GAS)                                                                                4,195,087
    235,000  BRITISH TELECOMMUNICATIONS PLC (TELECOMMUNICATIONS)                                                     1,703,915
    380,000  COMPASS GROUP PLC (EATING & DRINKING PLACES)+                                                           2,712,048
    400,000  DIAGEO PLC (BUSINESS SERVICES)                                                                          4,020,586
     74,000  GLAXOSMITHKLINE PLC ADR (PHARMACEUTICALS)+                                                              3,870,200
    305,000  HSBC HOLDINGS PLC (FINANCE)                                                                             3,597,911
    315,000  LLOYDS TSB GROUP PLC (FINANCE)                                                                          3,096,797
  1,120,000  MICHAEL PAGE INTERNATIONAL (BUSINESS SERVICES)+                                                         2,834,314
     70,300  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                     2,724,125
    305,000  ROYAL BANK OF SCOTLAND GROUP (FINANCE)                                                                  6,933,592
    147,000  RYANAIR HOLDINGS PLC ADR (AIR TRANSPORTATION)+                                                          6,541,500
    952,504  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)+                                                                 2,613,570

                                                                                                                    51,294,343
                                                                                                                    ----------
TOTAL COMMON STOCK (COST $274,860,844)                                                                             241,808,980
                                                                                                                    ----------


PRINCIPAL                                                                               INTEREST RATE   MATURITY DATE
SHORT TERM INSTRUMENTS - 12.36%
REPURCHASE AGREEMENTS - 12.36%
$33,969,649  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES    5.38%    4/02/01     33,969,649

TOTAL SHORT TERM INSTRUMENTS (COST $33,969,649)                                                                     33,969,649
                                                                                                                    ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $308,830,493)*                           100.31%                                                            $275,778,629
OTHER ASSETS AND LIABILITIES NET                (0.31)                                                                (843,611)
                                               -------                                                            -------------
TOTAL NET ASSETS                               100.00%                                                            $274,935,018
                                               =======                                                            =============

+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 17,100,631
   GROSS UNREALIZED DEPRECIATION                                  (50,152,495)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $(33,051,864)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 97.61%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.98%
    403,500  FASTENAL COMPANY                                                                                   $   21,990,750
  3,610,417  HOME DEPOT INCORPORATED                                                                               155,608,972

                                                                                                                   177,599,722
                                                                                                                --------------
BUSINESS SERVICES - 24.65%
  1,142,000  AOL TIME WARNER INCORPORATED+                                                                          45,851,300
    830,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 45,157,152
  1,051,900  DST SYSTEMS INCORPORATED+                                                                              50,691,061
  1,719,200  FIRST DATA CORPORATION                                                                                102,653,432
  1,203,012  FISERV INCORPORATED+                                                                                   54,060,352
  3,872,900  IMS HEALTH INCORPORATED                                                                                96,435,210
  2,943,860  MICROSOFT CORPORATION+                                                                                160,992,344
  2,481,500  ORACLE CORPORATION+                                                                                    37,172,870
    696,800  SUNGARD DATA SYSTEMS INCORPORATED+                                                                     34,303,464

                                                                                                                   627,317,185
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 8.26%
    789,700  MERCK & COMPANY INCORPORATED                                                                           59,938,230
  3,673,525  PFIZER INCORPORATED                                                                                   150,430,849

                                                                                                                   210,369,079
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 1.79%
    486,800  STATE STREET CORPORATION                                                                               45,467,120
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.93%
  4,705,800  INTEL CORPORATION                                                                                     123,821,362
  3,250,800  NOKIA CORPORATION ADR                                                                                  78,019,200

                                                                                                                   201,840,562
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.89%
  2,669,998  PAYCHEX INCORPORATED                                                                                   98,956,801
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 0.58%
    327,900  COCA-COLA COMPANY                                                                                      14,807,964
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.26%
  4,705,000  CISCO SYSTEMS INCORPORATED+                                                                            74,397,813
  1,802,200  EMC CORPORATION+                                                                                       52,984,680
  4,365,300  SOLECTRON CORPORATION+                                                                                 82,984,353

                                                                                                                   210,366,846
                                                                                                                --------------
INSURANCE CARRIERS - 5.49%
  1,737,011  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             139,829,385
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.39%
    967,700  JDS UNIPHASE CORPORATION+                                                                          $   17,841,969
  3,167,900  MEDTRONIC INCORPORATED                                                                                144,899,746

                                                                                                                   162,741,715
                                                                                                                --------------
MISCELLANEOUS RETAIL - 4.87%
  3,156,200  COSTCO WHOLESALE CORPORATION+                                                                         123,880,850
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.80%
    788,100  ENRON CORPORATION                                                                                      45,788,610
                                                                                                                --------------
PERSONAL SERVICES - 2.27%
  1,463,500  CINTAS CORPORATION                                                                                     57,691,170
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 11.83%
  5,410,437  CHARLES SCHWAB CORPORATION                                                                             83,428,939
  1,637,150  GOLDMAN SACHS GROUP INCORPORATED                                                                      139,321,465
    702,700  MORGAN STANLEY DEAN WITTER & COMPANY                                                                   37,594,450
  1,300,100  T. ROWE PRICE                                                                                          40,709,381

                                                                                                                   301,054,235
                                                                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 2.62%
    690,300  CARDINAL HEALTH INCORPORATED                                                                           66,786,525
                                                                                                                --------------

TOTAL COMMON STOCK (COST $2,186,810,532)                                                                         2,484,497,769
                                                                                                                --------------
WARRANTS - 0.00%
      1,286  ACCLAIM ENTERTAINMENT INCORPORATED                                                                              0
      2,954  PER-SE TECHNOLOGIES INCORPORATED                                                                               89

TOTAL WARRANTS (COST $0)                                                                                                    89
                                                                                                                --------------


PRINCIPAL                                                                   INTEREST RATE      MATURITY DATE
SHORT TERM INSTRUMENTS - 2.40%

REPURCHASE AGREEMENTS - 2.40%
$60,993,307  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY
  U.S. GOVERNMENT SECURITIES                                                   5.38%             4/02/01            60,993,307

TOTAL SHORT TERM INSTRUMENTS (COST $60,993,307)                                                                     60,993,307
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,247,803,839)*                         100.01%                                                          $2,545,491,165

OTHER ASSETS AND LIABILITIES NET                (0.01)                                                                (276,919)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $2,545,214,246
                                               ======                                                           ==============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $688,386,103
   GROSS UNREALIZED DEPRECIATION                                 (390,698,777)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $297,687,326

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 87.69%

AGRICULTURAL PRODUCTION-CROPS - 0.25%
     16,400  DELTA & PINE LAND COMPANY                                                                            $    395,240
                                                                                                                  ------------

AGRICULTURAL, PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.15%
      7,800  MICHAEL FOODS INCORPORATED                                                                                233,025
                                                                                                                  ------------
AMUSEMENT & RECREATION SERVICES - 0.67%
      6,200  ANCHOR GAMING+                                                                                            379,750
     11,100  BALLY TOTAL FITNESS HOLDING CORPORATION+                                                                  326,895
     11,300  PINNACLE ENTERTAINMENT INCORPORATED+                                                                      118,650
     13,500  WMS INDUSTRIES INCORPORATED+                                                                              243,000

                                                                                                                     1,068,295
                                                                                                                  ------------
APPAREL & ACCESSORY STORES - 1.57%
     12,300  ANNTAYLOR STORES CORPORATION+                                                                             326,565
      5,600  ASHWORTH INCORPORATED+                                                                                     36,050
     18,900  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                                                             372,330
      6,000  CASUAL MALE CORPORATION                                                                                    18,000
     10,600  CATO CORPORATION                                                                                          159,662
      7,500  CHICO'S FAS INCORPORATED+                                                                                 246,094
      7,800  DRESS BARN INCORPORATED+                                                                                  182,812
      5,400  FACTORY 2-U STORES INCORPORATED+                                                                          147,488
      8,300  FOOTSTAR INCORPORATED+                                                                                    333,245
     13,900  GOODY'S FAMILY CLOTHING INCORPORATED+                                                                      62,550
     10,400  GYMBOREE CORPORATION+                                                                                     104,000
     13,700  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               376,750
      5,900  WET SEAL INCORPORATED+                                                                                    151,188

                                                                                                                     2,516,734
                                                                                                                  ------------
APPAREL & OTHER FINISHED PRODUCTS MADE, FROM FABRICS & SIMILAR MATERIALS - 0.85%
      6,900  CYRK INCORPORATED+                                                                                         13,800
      2,800  HAGGAR CORPORATION                                                                                         35,875
     12,700  HARTMARX CORPORATION+                                                                                      40,386
      9,700  KELLWOOD COMPANY                                                                                          201,275
     13,500  NAUTICA ENTERPRISES INCORPORATED+                                                                         242,156
      5,200  OSHKOSH B'GOSH INCORPORATED                                                                               132,600
     11,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                           176,436
      9,600  QUIKSILVER INCORPORATED+                                                                                  254,880
     13,600  RUSSELL CORPORATION                                                                                       254,320

                                                                                                                     1,351,728
                                                                                                                  ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.60%
     23,300  COPART INCORPORATED+                                                                                      477,417
      7,100  DISCOUNT AUTO PARTS INCORPORATED+                                                                          54,244
     21,900  O'REILLY AUTOMOTIVE INCORPORATED+                                                                         436,631

                                                                                                                       968,292
                                                                                                                  ------------


PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
AUTOMATIVE, REPAIR SERVICES & PARKING - 0.23%
     15,500  CENTRAL PARKING CORPORATION                                                                          $    282,100
      6,500  MIDAS INCORPORATED                                                                                         85,150

                                                                                                                       367,250
                                                                                                                  ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.72%
     32,200  D.R. HORTON INCORPORATED                                                                                  681,030
     10,000  MDC HOLDINGS INCORPORATED                                                                                 393,500
      3,600  NVR INCORPORATED+                                                                                         586,800
      5,700  RYLAND GROUP INCORPORATED                                                                                 236,550
     12,800  STANDARD PACIFIC CORPORATION                                                                              270,080
     15,300  TOLL BROTHERS INCORPORATED+                                                                               589,050

                                                                                                                     2,757,010
                                                                                                                  ------------
BUSINESS SERVICES - 7.05%
      8,500  AARON RENTS INCORPORATED                                                                                  136,850
      9,800  ABM INDUSTRIES INCORPORATED                                                                               306,250
     11,700  ADMINISTAFF INCORPORATED+                                                                                 212,355
      8,700  ADVO INCORPORATED+                                                                                        321,030
     17,700  AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                                                                 324,131
      9,700  ANALYSTS INTERNATIONAL CORPORATION                                                                         50,319
     12,700  ASPEN TECHNOLOGY INCORPORATED+                                                                            303,212
     16,400  AVANT! CORPORATION+                                                                                       282,900
     13,100  AVT CORPORATION+                                                                                           36,844
      9,600  AWARE INCORPORATED+                                                                                        92,400
      9,000  BARRA INCORPORATED+                                                                                       486,000
      9,700  BRADY CORPORATION CLASS A+                                                                                326,890
      5,300  BROOKTROUT INCORPORATED+                                                                                   32,794
      9,100  CARREKER CORPORATION+                                                                                     172,900
     14,800  CERNER CORPORATION+                                                                                       506,900
     25,400  CIBER INCORPORATED+                                                                                       123,952
     18,500  COGNEX CORPORATION+                                                                                       457,875
      8,900  COMPUTER TASK GROUP INCORPORATED                                                                           41,385
     17,100  DENDRITE INTERNATIONAL INCORPORATED+                                                                      239,400
      5,300  EDGEWATER TECHNOLOGY INCORPORATED+                                                                         21,780
     21,300  ELOYALTY CORPORATION+                                                                                      51,919
     10,100  EPRESENCE INCORPORATED+                                                                                    46,081
     14,000  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     422,800
      6,100  FAIR ISAAC & COMPANY INCORPORATED                                                                         356,911
     14,800  FILENET CORPORATION+                                                                                      232,175
      9,400  GERBER SCIENTIFIC INCORPORATED                                                                             62,698
     11,300  GLOBAL PAYMENTS INCORPORATED+                                                                             209,050
      5,600  HALL KINION & ASSOCIATES INCORPORATED+                                                                     32,375
      8,300  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                          240,181
     13,800  HNC SOFTWARE INCORPORATED+                                                                                242,362
     14,100  HYPERION SOLUTIONS CORPORATION+                                                                           227,362
     12,400  INFORMATION RESOURCES INCORPORATED+                                                                        80,600

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
      5,000  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                $     61,250
      5,300  KRONOS INCORPORATED+                                                                                      166,619
     17,700  LABOR READY INCORPORATED+                                                                                  55,755
      6,200  MAPINFO CORPORATION+                                                                                      110,050
      6,600  MEMBER WORKS INCORPORATED+                                                                                155,100
     16,100  MIDWAY GAMES INCORPORATED+                                                                                117,530
      9,400  MRO SOFTWARE INCORPORATED+                                                                                 75,788
     14,100  NATIONAL DATA CORPORATION                                                                                 329,235
      9,300  NETWORK EQUIPMENT TECHNOLOGIES INCORPORATED+                                                               39,525
      9,900  ON ASSIGNMENT INCORPORATED+                                                                               206,662
      7,900  PC-TEL INCORPORATED+                                                                                       59,250
     13,600  PENTON MEDIA INCORPORATED                                                                                 197,880
     10,700  PHOENIX TECHNOLOGIES LIMITED+                                                                             148,462
     15,100  PROGRESS SOFTWARE CORPORATION+                                                                            218,950
      6,200  QRS CORPORATION+                                                                                           52,700
     11,800  RADIANT SYSTEMS INCORPORATED+                                                                             162,988
      7,400  RADISYS CORPORATION+                                                                                      125,800
     13,100  REMEDY CORPORATION+                                                                                       252,175
     25,200  RSA SECURITY INCORPORATED+                                                                                622,125
     39,500  SONICBLUE INCORPORATED+                                                                                   187,625
     26,600  SPHERION CORPORATION+                                                                                     184,604
      5,800  SPSS INCORPORATED+                                                                                         98,238
      6,000  STARTEK INCORPORATED+                                                                                      84,960
     13,900  SYSTEMS & COMPUTER TECHNOLOGY CORPORATION+                                                                127,706
      8,600  THQ INCORPORATED+                                                                                         326,800
     14,400  VERITY INCORPORATED+                                                                                      326,700
      6,500  VOLT INFORMATION SCIENCES INCORPORATED+                                                                   116,935

                                                                                                                    11,292,093
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 3.36%
     27,400  ADVANCED TISSUE SCIENCES INCORPORATED+                                                                    107,888
     21,100  ALLIANCE PHARMACEUTICAL CORPORATION+                                                                       68,575
     17,200  ALPHARMA INCORPORATED                                                                                     563,128
      9,500  ARCH CHEMICALS INCORPORATED                                                                               202,350
      7,100  ARQULE INCORPORATED+                                                                                       94,075
     10,800  CAMBREX CORPORATION                                                                                       448,740
      6,300  CHEMFIRST INCORPORATED                                                                                    167,895
     13,400  GEORGIA GULF CORPORATION                                                                                  233,294
     12,900  IMMUNE RESPONSE CORPORATION+                                                                               32,653
     13,300  MACDERMID INCORPORATED                                                                                    240,464
     12,900  MEDICIS PHARMACEUTICAL CORPORATION+                                                                       578,178
      7,000  MGI PHARMA INCORPORATED+                                                                                   76,562
     11,200  MISSISSIPPI CHEMICAL CORPORATION                                                                           37,632
      7,100  NATURES SUNSHINE PRODUCT INCORPORATED                                                                      49,256
     28,200  NBTY INCORPORATED+                                                                                        239,700

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      9,400  NOVEN PHARMACEUTICALS INCORPORATED+                                                                  $    266,138
     10,200  OM GROUP INCORPORATED                                                                                     543,150
     16,900  OMNOVA SOLUTIONS INCORPORATED                                                                             112,216
     10,500  PAREXEL INTERNATIONAL CORPORATION+                                                                        130,594
      3,200  PENFORD CORPORATION                                                                                        28,200
     40,200  POLYONE CORPORATION                                                                                       365,820
      3,800  QUAKER CHEMICAL CORPORATION                                                                                67,222
     12,200  SCOTTS COMPANY+                                                                                           464,210
     13,600  WELLMAN INCORPORATED                                                                                      261,800

                                                                                                                     5,379,740
                                                                                                                  ------------
COAL MINING - 0.48%
     32,300  MASSEY ENERGY COMPANY                                                                                     772,616
                                                                                                                  ------------
COMMUNICATIONS - 0.27%
      9,600  AUDIOVOX CORPORATION+                                                                                      73,500
      7,200  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                  53,100
     23,800  BRIGHTPOINT INCORPORATED+                                                                                  57,269
     22,300  GENERAL COMMUNICATIONS INCORPORATED+                                                                      200,700
     15,400  PAC-WEST TELECOMM INCORPORATED+                                                                            53,900

                                                                                                                       438,469
                                                                                                                  ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.38%
     11,900  APOGEE ENTERPRISES INCORPORATED                                                                            84,788
      4,300  CHEMED CORPORATION                                                                                        149,425
     11,400  INSITUFORM TECHNOLOGIES CLASS A+                                                                          371,925

                                                                                                                       606,138
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 6.77%
      9,800  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     135,975
     16,800  CENTURA BANKS INCORPORATED                                                                                830,760
     11,300  CHITTENDEN CORPORATION                                                                                    352,560
     13,400  COMMERCE BANCORP INCORPORATED                                                                             804,000
     23,100  COMMERCIAL FEDERAL CORPORATION                                                                            515,130
     18,000  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                   363,375
     22,100  CULLEN/FROST BANKERS INCORPORATED                                                                         756,925
     12,000  DOWNEY FINANCIAL CORPORATION                                                                              543,600
      9,700  EAST WEST BANCORP INCORPORATED                                                                            186,725
     11,300  FIRST BANCORP/PUERTO RICO                                                                                 292,670
     17,500  FIRST MIDWEST BANCORP INCORPORATED                                                                        492,625
      7,400  FIRSTFED FINANCIAL CORPORATION+                                                                           207,200
      4,900  GBC BANCORP+                                                                                              139,650
     22,700  HUDSON UNITED BANCORP                                                                                     515,290
      9,900  MAF BANCORP INCORPORATED                                                                                  271,012
     19,200  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   556,800
     11,300  PROVIDENT BANKSHARES CORPORATION                                                                          252,837
     12,100  RIGGS NATIONAL CORPORATION                                                                                192,087

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
     18,500  SOUTH FINANCIAL GROUP INCORPORATED                                                                   $    263,625
     12,200  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED+                                                           382,775
     15,100  STATEN ISLAND BANCORP INCORPORATED                                                                        375,990
     11,200  STERLING BANCSHARES INCORPORATED                                                                          196,000
     16,800  SUSQUEHANNA BANCSHARES INCORPORATED                                                                       302,400
     26,200  TRUSTCO BANK CORPORATION NY                                                                               337,325
      4,000  UCBH HOLDINGS INCORPORATED                                                                                194,750
     17,800  UNITED BANKSHARES INCORPORATED                                                                            393,825
     24,600  WASHINGTON FEDERAL INCORPORATED                                                                           604,237
      9,700  WHITNEY HOLDING CORPORATION                                                                               383,756

                                                                                                                    10,843,904
                                                                                                                  ------------
EATING & DRINKING PLACES - 2.50%
     10,800  APPLEBEE'S INTERNATIONAL INCORPORATED                                                                     385,424
     11,600  CEC ENTERTAINMENT INCORPORATED+                                                                           514,460
     13,300  CHEESECAKE FACTORY+                                                                                       489,606
      8,500  IHOP CORPORATION+                                                                                         170,000
     16,500  JACK IN THE BOX INCORPORATED+                                                                             494,176
      9,200  LANDRY'S SEAFOOD RESTAURANTS INCORPORATED                                                                 104,420
      9,600  LUBY'S INCORPORATED                                                                                        72,960
      5,500  MORRISON MANAGEMENT SPECIALIST INCORPORATED                                                               219,395
      6,800  O'CHARLEYS INCORPORATED+                                                                                  142,376
      4,400  P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                                   154,000
      8,000  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                              199,000
     27,000  RUBY TUESDAY INCORPORATED                                                                                 529,470
     13,600  RYAN'S FAMILY STEAK HOUSES INCORPORATED+                                                                  144,500
     11,300  SONIC CORPORATION+                                                                                        283,206
     12,200  STEAK N SHAKE COMPANY+                                                                                    104,920

                                                                                                                     4,007,913
                                                                                                                  ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.99%
      4,300  AMERICAN STATES WATER COMPANY                                                                             142,373
     16,600  ATMOS ENERGY CORPORATION                                                                                  395,080
     20,100  AVISTA CORPORATION                                                                                        354,161
      3,100  BANGOR HYDRO-ELECTRIC COMPANY+                                                                             81,313
      4,700  CASCADE NATURAL GAS CORPORATION                                                                            95,646
      4,900  CENTRAL VERMONT PUBLIC SERVICE CORPORATION                                                                 80,801
      7,100  CH ENERGY GROUP INCORPORATED                                                                              314,176
     13,100  ENERGEN CORPORATION                                                                                       462,430
      2,400  GREEN MOUNTAIN POWER CORPORATION                                                                           40,152
      8,100  LACLEDE GAS COMPANY                                                                                       188,730
      7,600  NEW JERSEY RESOURCES CORPORATION                                                                          312,740
     10,800  NORTHWEST NATURAL GAS COMPANY                                                                             259,200
      9,900  NORTH WESTERN CORPORATION                                                                                 242,550
      5,500  NUI CORPORATION                                                                                           148,500
     22,700  PHILADELPHIA SUBURBAN CORPORATION                                                                         534,811
     13,600  PIEDMONT NATURAL GAS COMPANY                                                                              482,800

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     14,800  RGS ENERGY GROUP INCORPORATED                                                                        $    547,600
     21,800  SOUTHERN UNION COMPANY+                                                                                   457,800
     13,500  SOUTHWEST GAS CORPORATION                                                                                 281,475
     10,700  SOUTHWESTERN ENERGY COMPANY                                                                               105,930
     11,600  UGI CORPORATION                                                                                           284,084
      6,100  UIL HOLDINGS CORPORATION                                                                                  289,750
     13,800  UNISOURCE ENERGY CORPORATION                                                                              289,800

                                                                                                                     6,391,902
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.46%
     10,300  ACTEL CORPORATION+                                                                                        210,506
     24,900  AEROFLEX INCORPORATED+                                                                                    256,781
     11,900  ALLEN GROUP INCORPORATED+                                                                                 153,510
     18,200  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                       211,575
     18,600  ALPHA INDUSTRIES INCORPORATED+                                                                            292,950
      9,800  APPLICA INCORPORATED+                                                                                      60,760
     16,300  ARTESYN TECHNOLOGIES INCORPORATED+                                                                        176,244
     21,900  ASPECT COMMUNICATIONS CORPORATION+                                                                         96,839
      5,900  ASTROPOWER INCORPORATED+                                                                                  177,000
     12,900  ATMI INCORPORATED+                                                                                        238,650
      9,400  AXT INCORPORATED+                                                                                         141,000
     14,400  BALDOR ELECTRIC COMPANY                                                                                   303,120
      4,500  BEL FUSE INCORPORATED CLASS B                                                                             104,906
      8,300  BENCHMARK ELECTRONICS INCORPORATED+                                                                       161,850
     11,700  BMC INDUSTRIES INCORPORATED                                                                                65,286
     11,200  C&D TECHNOLOGIES INCORPORATED                                                                             309,120
     13,800  C-COR.NET CORPORATION+                                                                                     92,288
     18,700  CABLE DESIGN TECHNOLOGIES+                                                                                250,580
      4,800  CACI INTERNATIONAL INCORPORATED+                                                                          129,600
     12,900  CHECKPOINT SYSTEMS INCORPORATED+                                                                          121,905
      7,000  CONCORD COMMUNICATIONS INCORPORATED+                                                                       57,313
     11,900  CTS CORPORATION                                                                                           246,925
      5,500  DAVOX CORPORATION+                                                                                         62,563
      9,500  DIONEX CORPORATION+                                                                                       298,656
     31,500  DMC STRATEX NETWORKS INCORPORATED+                                                                        261,450
      7,400  DUPONT PHOTOMASKS INCORPORATED+                                                                           324,705
     11,500  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               322,719
     18,800  ESS TECHNOLOGY INCORPORATED+                                                                              108,100
     16,200  GENERAL SEMICONDUCTOR INCORPORATED+                                                                       153,414
     13,700  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              350,582
     24,700  HARMONIC INCORPORATED+                                                                                    138,937
      9,600  HELIX TECHNOLOGY CORPORATION                                                                              225,450
     10,600  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       158,337
      6,400  INNOVEX INCORPORATED+                                                                                      31,600
     11,300  INTER-TEL INCORPORATED                                                                                    115,119

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     14,200  INTERNATIONAL FIBERCOM INCORPORATED+                                                                  $    55,025
     14,100  INTERVOICE-BRITE INCORPORATED+                                                                            114,562
      6,500  ITRON INCORPORATED+                                                                                        77,187
      9,600  MAGNETEK INCORPORATED+                                                                                     90,527
      9,200  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    353,050
     15,300  METHODE ELECTRONICS INCORPORATED                                                                          274,444
      3,000  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    89,850
     34,300  P-COM INCORPORATED+                                                                                        43,947
      6,800  PARK ELECTROCHEMICAL CORPORATION                                                                          153,680
     10,700  PERICOM SEMICONDUCTOR CORPORATION+                                                                        137,763
     12,700  PHOTRONICS INCORPORATED+                                                                                  313,531
     11,800  POWER INTEGRATIONS INCORPORATED+                                                                          203,550
     11,500  PROXIM INCORPORATED+                                                                                      115,719
     50,500  READ-RITE CORPORATION+                                                                                    418,645
      6,400  ROGERS CORPORATION+                                                                                       227,264
      6,100  ROYAL APPLIANCE MANUFACTURING COMPANY+                                                                     23,790
      5,100  SALTON INCORPORATED+                                                                                       77,520
     14,900  SILICON VALLEY GROUP+                                                                                     409,750
     14,800  SLI INCORPORATED                                                                                          123,580
     12,800  SPEEDFAM INTERNATIONAL INCORPORATED+                                                                       82,800
      6,800  STANDARD MICROSYSTEMS CORPORATION+                                                                        102,425
      5,300  SUPERTEX INCORPORATED+                                                                                     66,913
     10,000  SYMMETRICOM INCORPORATED+                                                                                 121,250
     14,200  TECHNITROL INCORPORATED                                                                                   353,438
     13,500  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       189,000
      6,400  THOMAS INDUSTRIES INCORPORATED                                                                            132,480
      9,200  THREE-FIVE SYSTEMS INCORPORATED+                                                                          112,240
     17,500  VALENCE TECHNOLOGY INCORPORATED+                                                                           79,844
     13,700  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   437,544
      9,400  VIASAT INCORPORATED+                                                                                      142,175
     18,100  VICOR CORPORATION+                                                                                        371,050
      7,100  ZIXIT CORPORATION+                                                                                         49,922

                                                                                                                    11,954,805
                                                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.41%
     23,400  BIO-TECHNOLOGY GENERAL CORPORATION+                                                                       146,016
      8,200  CDI CORPORATION+                                                                                          106,600
     17,700  CEPHALON INCORPORATED+                                                                                    850,706
      6,900  F.Y.I. INCORPORATED+                                                                                      230,719
      8,800  FRANKLIN COVEY COMPANY+                                                                                    71,192
      6,700  IMPATH INCORPORATED+                                                                                      310,712
      9,100  MAXIMUS INCORPORATED+                                                                                     269,451
     15,200  NEW CENTURY EQUITY HOLDINGS CORPORATION+                                                                   17,100
     14,700  ORGANOGENESIS INCORPORATED+                                                                               119,805
     10,700  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                          450,738

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
     20,500  PROFIT RECOVERY GROUP INTERNATIONAL INCORPORATED+                                                    $    128,125
     15,700  REGENERON PHARMACEUTICALS INCORPORATED+                                                                   348,344
     17,200  TETRA TECH INCORPORATED+                                                                                  348,300
      7,200  URS CORPORATION+                                                                                          136,800
     39,200  US ONCOLOGY INCORPORATED+                                                                                 318,500

                                                                                                                     3,853,108
                                                                                                                  ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.57%
      6,000  ALLIANT TECHSYSTEMS INCORPORATED+                                                                         531,300
     15,200  APTARGROUP INCORPORATED                                                                                   463,144
      2,700  BUTLER MANUFACTURING COMPANY                                                                               62,100
     12,700  GRIFFON CORPORATION+                                                                                      100,330
      6,100  MATERIAL SCIENCES CORPORATION+                                                                             49,105
     17,300  SHAW GROUP INCORPORATED+                                                                                  808,083
     11,500  STURM RUGER & COMPANY INCORPORATED                                                                        112,930
     19,200  TOWER AUTOMOTIVE INCORPORATED+                                                                            206,016
     11,300  WATTS INDUSTRIES INCORPORATED                                                                             188,710

                                                                                                                     2,521,718
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 1.90%
      4,200  AGRIBRANDS INTERNATIONAL INCORPORATED+                                                                    226,716
      7,400  AMERICAN ITALIAN PASTA COMPANY+                                                                           236,800
      3,700  COCA-COLA BOTTLING COMPANY                                                                                149,619
      8,700  CONSTELLATION BRANDS INCORPORATED+                                                                        619,266
     15,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  384,900
     18,100  EARTHGRAINS COMPANY                                                                                       384,625
      3,600  J&J SNACK FOODS CORPORATION+                                                                               60,525
     12,800  RALCORP HOLDINGS INCORPORATED+                                                                            229,120
     23,300  SMITHFIELD FOODS INCORPORATED+                                                                            757,250

                                                                                                                     3,048,821
                                                                                                                  ------------
FOOD STORES - 0.49%
     16,400  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED                                                         150,060
      5,600  PANERA BREAD COMPANY CLASS A+                                                                             149,800
     11,400  WHOLE FOODS MARKET INCORPORATED+                                                                          480,225

                                                                                                                       780,085
                                                                                                                  ------------
FURNITURE & FIXTURES - 0.68%
      5,000  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  63,750
     16,800  ETHAN ALLEN INTERIORS INCORPORATED                                                                        567,504
     25,700  LA-Z-BOY INCORPORATED                                                                                     457,460

                                                                                                                     1,088,714
                                                                                                                  ------------
GENERAL MERCHANDISE STORES - 0.68%
     21,900  99 CENTS ONLY STORES+                                                                                     506,109
     21,100  CASEY'S GENERAL STORES INCORPORATED                                                                       251,881
      5,400  GOTTSCHALKS INCORPORATED                                                                                   27,270
     12,300  SHOPKO STORES INCORPORATED+                                                                                98,400

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES (continued)
     18,100  STEIN MART INCORPORATED+                                                                             $    197,969

                                                                                                                     1,081,629
                                                                                                                  ------------
HEALTH SERVICES - 3.41%
     10,900  ACCREDO HEALTH INCORPORATED+                                                                              356,294
     12,600  ADVANCE PCS+                                                                                              683,747
     25,400  COVENTRY HEALTH CARE INCORPORATED+                                                                        420,688
      8,000  CRYOLIFE INCORPORATED+                                                                                    207,440
      3,400  CURATIVE HEALTH SERVICES INCORPORATED+                                                                     19,380
     11,500  ENZO BIOCHEM INCORPORATED+                                                                                193,085
     28,200  HOOPER HOLMES INCORPORATED                                                                                242,238
     14,200  IDEXX LABORATORIES INCORPORATED+                                                                          311,512
     20,800  ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                                                              426,400
      6,800  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     150,960
     13,200  PROVINCE HEALTHCARE COMPANY+                                                                              401,775
     19,800  RENAL CARE GROUP INCORPORATED+                                                                            531,036
     11,700  SIERRA HEALTH SERVICES INCORPORATED+                                                                       53,352
     10,300  SYNCOR INTERNATIONAL CORPORATION+                                                                         332,175
     12,800  UNIVERSAL HEALTH SERVICES INCORPORATED+                                                                 1,130,240

                                                                                                                     5,460,322
                                                                                                                  ------------
HEAVY CONSTRUCTION, OTHER THAN BUILDING, CONSTRUCTION-CONTRACTORS - 0.20%
     17,400  FOSTER WHEELER CORPORATION                                                                                312,504
                                                                                                                  ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.04%
      5,200  4KIDS ENTERTAINMENT INCORPORATED+                                                                          58,604
                                                                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.83%
      9,000  COST PLUS INCORPORATED+                                                                                   207,562
     17,100  LINENS `N THINGS INCORPORATED+                                                                            470,250
     41,000  PIER 1 IMPORTS INCORPORATED                                                                               533,000
      4,700  ULTIMATE ELECTRONICS INCORPORATED+                                                                        117,500

                                                                                                                     1,328,312
                                                                                                                  ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.35%
     16,900  AZTAR CORPORATION+                                                                                        179,309
     12,400  MARCUS CORPORATION                                                                                        171,120
     19,200  PRIME HOSPITALITY CORPORATION+                                                                            207,360

                                                                                                                       557,789
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.05%
     16,000  ANIXTER INTERNATIONAL INCORPORATED+                                                                       385,600
     16,800  APW LIMITED+                                                                                              144,144
      8,200  ASTEC INDUSTRIES INCORPORATED+                                                                            107,112
     19,200  AUSPEX SYSTEMS INCORPORATED+                                                                               79,200
     41,500  AXCELIS TECHNOLOGIES INCOPORATED+                                                                         479,844
      8,200  BLACK BOX CORPORATION+                                                                                    365,413
      7,400  BROOKS AUTOMATION INCORPORATED+                                                                           294,150

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     21,100  C-CUBE MICROSYSTEMS INCORPORATED+                                                                    $    259,794
      7,400  DRIL-QUIP INCORPORATED+                                                                                   177,600
      8,900  ELECTROGLAS INCORPORATED+                                                                                 146,850
      9,900  EXABYTE CORPORATION+                                                                                       14,231
     13,600  FEDDERS CORPORATION                                                                                        76,160
      6,300  FLOW INTERNATIONAL CORPORATION+                                                                            66,150
      6,600  GARDNER DENVER INCORPORATED+                                                                              129,360
     13,000  GRACO INCORPORATED                                                                                        364,000
     12,900  IDEX CORPORATION                                                                                          373,842
     20,900  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                  283,456
     23,700  LENNOX INTERNATIONAL INCORPORATED                                                                         244,110
      5,000  LINDSAY MANUFACTURING COMPANY                                                                              92,500
     10,500  MANITOWOC COMPANY INCORPORATED                                                                            260,400
      7,400  MICRO SYSTEMS INCORPORATED+                                                                               149,850
     14,400  MILACRON INCORPORATED                                                                                     260,784
     10,700  NYFIX INCORPORATED+                                                                                       245,431
     18,000  PAXAR CORPORATION+                                                                                        225,000
     10,900  RAINBOW TECHNOLOGIES INCORPORATED+                                                                         54,500
      4,700  ROBBINS & MYERS INCORPORATED                                                                              120,320
      6,500  SCM MICROSYSTEMS INCORPORATED+                                                                            100,344
      7,200  SCOTT TECHNOLOGIES INCORPORATED+                                                                          159,300
      5,400  SPS TECHNOLOGIES INCORPORATED+                                                                            243,324
      5,400  TORO COMPANY                                                                                              248,400
      9,100  ULTRATECH STEPPER INCORPORATED+                                                                           224,088
      9,900  VALMONT INDUSTRIES INCORPORATED                                                                           167,681
     14,000  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      851,200
     13,300  VISUAL NETWORKS INCORPORATED+                                                                              47,381
     11,400  WATSCO INCORPORATED                                                                                       132,012
     13,500  ZEBRA TECHNOLOGIES CORPORATION+                                                                           514,688

                                                                                                                     8,088,219
                                                                                                                  ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
      5,500  E.W. BLANCH HOLDINGS INCORPORATED                                                                          43,725
      5,700  HILB ROGAL HAMILTON                                                                                       199,500

                                                                                                                       243,225
                                                                                                                  ------------
INSURANCE CARRIERS - 2.31%
      8,600  DELPHI FINANCIAL GROUP CLASS A                                                                            254,560
     32,900  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  880,733
     27,200  FIRST AMERICAN CORPORATION                                                                                707,200
     29,900  FREMONT GENERAL CORPORATION                                                                               116,012
      5,800  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  206,364
     20,900  MID ATLANTIC MEDICAL SERVICES+                                                                            424,270
     17,600  MUTUAL RISK MANAGEMENT LIMITED                                                                            127,600
      4,200  RLI CORPORATION                                                                                           171,528

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
      4,000  SCPIE HOLDINGS INCORPORATED                                                                          $     81,200
     10,700  SELECTIVE INSURANCE GROUP INCORPORATED                                                                    248,608
     15,700  TRENWICH GROUP LIMITED                                                                                    309,761
      7,300  ZENITH NATIONAL INSURANCE CORPORATION                                                                     172,280

                                                                                                                     3,700,116
                                                                                                                  ------------
LEATHER & LEATHER PRODUCTS - 1.01%
      7,500  BROWN SHOE COMPANY INCORPORATED                                                                           141,375
      9,200  GENESCO INCORPORATED+                                                                                     252,080
      4,300  K-SWISS INCORPORATED                                                                                      110,188
     17,000  TIMBERLAND COMPANY+                                                                                       863,600
     17,700  WOLVERINE WORLD WIDE INCORPORATED                                                                         258,066

                                                                                                                     1,625,309
                                                                                                                  ------------

LEGAL SERVICES - 0.06%
      9,700  PRE-PAID LEGAL SERVICES INCORPORATED+                                                                     100,492
                                                                                                                  ------------
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE - 0.18%
     20,200  CHAMPION ENTERPRISES INCORPORATED+                                                                        104,030
      5,100  DELTIC TIMBER CORPORATION                                                                                 103,275
      3,600  SKYLINE CORPORATION                                                                                        77,652

                                                                                                                       284,957
                                                                                                                  ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.55%
     13,500  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                  348,469
      3,600  AMCAST INDUSTRIAL CORPORATION                                                                              33,300
      5,500  ANALOGIC CORPORATION                                                                                      247,156
      9,600  ARMOR HOLDINGS INCORPORATED+                                                                              168,960
      9,400  ARTHROCARE CORPORATION+                                                                                   131,600
     11,700  COHERENT INCORPORATED+                                                                                    415,350
      8,700  COHU INCORPORATED                                                                                         135,394
     11,600  CONCORD CAMERA CORPORATION+                                                                                81,925
      6,600  CONMED CORPORATION+                                                                                       126,638
      6,200  COOPER COMPANIES INCORPORATED                                                                             293,570
      7,000  CUNO INCORPORATED+                                                                                        203,000
     11,500  CYGNUS INCORPORATED+                                                                                       85,905
     13,000  CYMER INCORPORATED+                                                                                       281,190
      6,300  DATASCOPE CORPORATION                                                                                     227,981
      5,900  DIAGNOSTIC PRODUCTS CORPORATION                                                                           307,685
      8,600  ESTERLINE TECHNOLOGIES CORPORATION+                                                                       187,050
     13,100  FOSSIL INCORPORATED+                                                                                      227,612
     10,800  HAEMONETICS CORPORATION+                                                                                  357,480
      6,600  HOLOGIC INCORPORATED+                                                                                      26,400
     21,900  input/OUTPUT INCORPORATED+                                                                                204,765
      6,600  INTERMAGNETICS GENERAL CORPORATION+                                                                       160,050
     12,900  INVACARE CORPORATION                                                                                      509,808

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      7,000  IONICS INCORPORATED+                                                                                 $    182,000
      6,800  KEITHLEY INSTRUMENTS INCORPORATED                                                                         110,160
     27,100  KOPIN CORPORATION+                                                                                        155,825
      7,000  MEADE INSTRUMENTS CORPORATION+                                                                             28,875
     10,100  MENTOR CORPORATION                                                                                        227,250
      6,000  OSTEOTECH INCORPORATED+                                                                                    32,250
      5,300  PHOTON DYNAMICS INCORPORATED+                                                                             111,962
     21,800  PINNACLE SYSTEMS INCORPORATED+                                                                            183,938
     19,300  POLAROID CORPORATION                                                                                       82,218
      5,700  POLYMEDICA CORPORATION+                                                                                   129,675
     13,300  RESMED INCORPORATED+                                                                                      537,320
     12,900  RESPIRONICS INCORPORATED+                                                                                 393,450
     15,100  ROBOTIC VISION SYSTEMS INCORPORATED+                                                                       36,806
     13,100  ROPER INDUSTRIES INCORPORATED                                                                             468,980
     10,100  SOLA INTERNATIONAL INCORPORATED+                                                                           91,001
      4,100  SPACELABS MEDICAL INCORPORATED+                                                                            46,125
     15,000  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   315,000
     17,700  TECHNE CORPORATION+                                                                                       462,412
     12,600  THERAGENICS CORPORATION+                                                                                   80,514
     10,000  TRIMBLE NAVIGATION LIMITED+                                                                               189,375
      5,300  VITAL SIGNS INCORPORATED                                                                                  170,263
      9,100  X-RITE INCORPORATED                                                                                        89,271

                                                                                                                     8,885,958
                                                                                                                  ------------
METAL MINING - 0.41%
      7,100  BRUSH ENGINEERED MATERIALS INCORPORATED                                                                   132,415
      4,300  CLEVELAND-CLIFFS INCORPORATED                                                                              77,400
     16,500  STILLWATER MINING COMPANY+                                                                                446,325

                                                                                                                       656,140
                                                                                                                  ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
      7,900  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                      311,734
                                                                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
      7,300  CROSS (A.T.) COMPANY+                                                                                      53,801
      7,700  JAKKS PACIFIC INCORPORATED+                                                                                81,813
      7,700  K2 INCORPORATED+                                                                                           67,375
      6,800  LYDALL INCORPORATED+                                                                                       70,720
      8,100  MAYOR'S JEWELERS INCORPORATED+                                                                             32,400
      8,500  RUSS BERRIE & COMPANY INCORPORATED                                                                        214,370

                                                                                                                       520,479
                                                                                                                  ------------
MISCELLANEOUS RETAIL - 0.69%
      7,000  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                                 78,750
     10,900  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    66,490
      7,400  HANCOCK FABRICS INCORPORATED                                                                               55,870

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MISCELLANEOUS RETAIL (continued)
      7,800  JO-ANN STORES INCORPORATED+                                                                          $     34,320
      3,700  LILLIAN VERNON CORPORATION                                                                                 27,010
     13,900  MICHAELS STORES INCORPORATED+                                                                             416,131
     14,800  ZALE CORPORATION+                                                                                         429,200

                                                                                                                     1,107,771
                                                                                                                  ------------
MOTION PICTURES - 0.09%
     10,800  AVID TECHNOLOGY INCORPORATED+                                                                             144,450
                                                                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.46%
      8,500  ARKANSAS BEST CORPORATION+                                                                                133,875
     10,500  ARNOLD INDUSTRIES INCORPORATED                                                                            200,156
      9,100  FORWARD AIR CORPORATION+                                                                                  297,456
     10,800  HEARTLAND EXPRESS INCORPORATED+                                                                           272,700
      3,600  LANDSTAR SYSTEM INCORPORATED+                                                                             243,900
      4,800  M.S. CARRIERS INCORPORATED+                                                                               147,000
      8,300  ROADWAY EXPRESS INCORPORATED                                                                              182,600
     11,000  USFREIGHTWAYS CORPORATION                                                                                 346,500
     20,100  WERNER ENTERPRISES INCORPORATED                                                                           344,213
     10,100  YELLOW CORPORATION+                                                                                       172,963

                                                                                                                     2,341,363
                                                                                                                  ------------
OIL & GAS EXTRACTION - 6.14%
      5,900  ATWOOD OCEANICS INCORPORATED+                                                                             241,428
     14,100  BARRETT RESOURCES CORPORATION+                                                                            846,705
     12,500  CABOT OIL & GAS CORPORATION                                                                               337,500
     13,800  CAL DIVE INTERNATIONAL INCORPORATED+                                                                      350,175
     32,700  CROSS TIMBERS OIL COMPANY                                                                                 809,325
      7,700  HS RESOURCES INCORPORATED+                                                                                346,500
      5,900  KEY PRODUCTION COMPANY INCORPORATED+                                                                      122,425
     18,700  LOUIS DREYFUS NATURNAL GAS CORPORATION+                                                                   691,900
     18,200  NEWFIELD EXPLORATION COMPANY+                                                                             635,180
      7,500  NUEVO ENERGY COMPANY+                                                                                     132,900
      9,800  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   210,700
      8,700  PATINA OIL & GAS CORPORATION                                                                              232,290
      7,500  PLAINS RESOURCES INCORPORATED+                                                                            157,500
     22,700  POGO PRODUCING COMPANY                                                                                    669,877
     28,700  PRIDE INTERNATIONAL INCORPORATED+                                                                         681,912
      9,200  REMINGTON OIL & GAS CORPORATION+                                                                          127,075
      7,300  SEACOR SMIT INCORPORATED+                                                                                 329,960
     10,400  SEITEL INCORPORATED+                                                                                      193,440
      9,700  ST. MARY LAND & EXPLORATION COMPANY                                                                       225,525
     11,100  STONE ENERGY CORPORATION+                                                                                 546,897
     10,500  SWIFT ENERGY COMPANY+                                                                                     336,420
      5,800  TETRA TECHNOLOGIES INCORPORATED+                                                                          117,450
     16,200  TOM BROWN INCORPORATED+                                                                                   534,600

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)
     13,100  VERITAS DGC INCORPORATED+                                                                            $    418,545
     26,800  VINTAGE PETROLEUM INCORPORATED                                                                            545,380

                                                                                                                     9,841,609
                                                                                                                  ------------
PAPER & ALLIED PRODUCTS - 0.37%
     14,700  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        169,050
     11,200  CARAUSTAR INDUSTRIES INCORPORATED                                                                          89,950
      6,500  CHESAPEAKE CORPORATION                                                                                    150,475
      5,900  POPE & TALBOT INCORPORATED                                                                                 73,160
      6,400  SCHWEITZER-MAUDUIT INTERNATIONAL INCORPORATED                                                             112,960

                                                                                                                       595,595
                                                                                                                  ------------
PERSONAL SERVICES - 0.34%
      3,700  ANGELICA CORPORATION                                                                                       42,920
      3,200  CPI CORPORATION                                                                                            63,200
      8,800  G & K SERVICES INCORPORATED                                                                               175,450
     17,500  REGIS CORPORATION                                                                                         255,938

                                                                                                                       537,508
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
      8,200  ELCOR CORPORATION                                                                                         114,636
      6,600  WD-40 COMPANY                                                                                             132,000

                                                                                                                       246,636
                                                                                                                  ------------
PRIMARY METAL INDUSTRIES - 1.40%
     10,400  BELDEN INCORPORATED                                                                                       208,520
      7,100  COMMONWEALTH INDUSTRIES INCORPORATED                                                                       31,062
      6,500  IMCO RECYCLING INCORPORATED                                                                                29,315
     10,800  INTERMET CORPORATION                                                                                       29,700
     10,100  LONE STAR TECHNOLOGIES INCORPORATED+                                                                      431,775
     14,300  MUELLER INDUSTRIES INCORPORATED+                                                                          429,572
      5,800  QUANEX CORPORATION                                                                                        104,110
      8,900  RTI INTERNATIONAL METALS+                                                                                 119,705
     19,400  STEEL DYNAMICS INCORPORATED+                                                                              215,825
      4,400  STEEL TECHNOLOGIES INCORPORATED                                                                            27,913
      8,900  TEXAS INDUSTRIES INCORPORATED                                                                             258,367
     16,200  TREDEGAR CORPORATION                                                                                      285,120
      5,100  WOLVERINE TUBE INCORPORATED+                                                                               64,515

                                                                                                                     2,235,499
                                                                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.61%
     14,200  BOWNE & COMPANY INCORPORATED                                                                              156,910
      5,600  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        70,000
      9,200  INFORMATION HOLDINGS INCORPORATED+                                                                        196,880
     12,200  JOHN H. HARLAND COMPANY                                                                                   228,140
      5,500  NEW ENGLAND BUSINESS SERVICE INCORPORATED                                                                 101,750

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
     11,700  STANDARD REGISTER COMPANY                                                                            $    190,710
      6,100  THOMAS NELSON INCORPORATED                                                                                 39,467

                                                                                                                       983,857
                                                                                                                  ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
      8,900  TITAN INTERNATIONAL INCORPORATED                                                                           31,595
                                                                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.53%
     30,100  EATON VANCE CORPORATION                                                                                   934,605
     10,500  JEFFERIES GROUP INCORPORATED                                                                              302,925
     12,200  MORGAN KEEGAN INCORPORATED                                                                                330,010
     20,300  RAYMOND JAMES FINANCIAL INCORPORATED                                                                      564,340
      6,800  SOUTHWEST SECURITIES GROUP INCORPORATED                                                                   127,024
     10,200  TUCKER ANTHONY SUTRO CORPORATION                                                                          193,290

                                                                                                                     2,452,194
                                                                                                                  ------------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.20%
      6,500  LIBBEY INCORPORATED                                                                                       194,090
      5,200  STANDEX INTERNATIONAL CORPORATION                                                                         119,340

                                                                                                                       313,430
                                                                                                                  ------------
TEXTILE MILL PRODUCTS - 0.50%
     10,900  CONE MILLS CORPORATION+                                                                                    34,335
     21,800  INTERFACE INCORPORATED                                                                                    149,875
      3,200  OXFORD INDUSTRIES INCORPORATED                                                                             57,920
      7,700  SPRINGS INDUSTRIES INCORPORATED CLASS A                                                                   329,560
      9,500  TRIARC COMPANIES INCORPORATED+                                                                            233,700

                                                                                                                       805,390
                                                                                                                  ------------
TRANSPORTATION BY AIR - 0.95%
     18,100  ATLANTIC COAST AIRLINES HOLDINGS+                                                                         380,100
     12,000  FRONTIER AIRLINES INCORPORATED+                                                                           146,250
     13,800  MESA AIR GROUP INCORPORATED+                                                                              115,575
      5,900  MIDWEST EXPRESS HOLDINGS INCORPORATED+                                                                     93,279
      9,100  OFFSHORE LOGISTICS INCORPORATED+                                                                          225,794
     24,000  SKYWEST INCORPORATED                                                                                      558,000

                                                                                                                     1,518,998
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 2.05%
     10,100  A. O. SMITH CORPORATION                                                                                   197,253
     11,500  AAR CORPORATION                                                                                           146,740
     10,200  ARTIC CAT INCORPORATED                                                                                    139,612
     10,900  BE AEROSPACE INCORPORATED+                                                                                200,288
     10,400  CLARCOR INCORPORATED                                                                                      240,240
      6,700  COACHMEN INDUSTRIES INCORPORATED                                                                           59,965
     14,000  FLEETWOOD ENTERPRISES INCORPORATED                                                                        126,700

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)          CORE PORTFOLIOS
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT (continued)
     18,100  GENCORP INCORPORATED                                                                                 $    192,222
      8,500  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          106,675
      4,400  HUFFY CORPORATION+                                                                                         28,864
     17,900  JLG INDUSTRIES INCORPORATED                                                                               232,700
      9,500  KROLL-O'GARA COMPANY+                                                                                      51,063
      8,100  MONACO COACH CORPORATION+                                                                                 145,476
     16,000  ORBITAL SCIENCES CORPORATION+                                                                              96,000
      7,100  OSHKOSH TRUCK CORPORATION                                                                                 252,050
     10,100  POLARIS INDUSTRIES INCORPORATED                                                                           456,520
      9,000  REGAL-BELOIT CORPORATION                                                                                  149,850
      5,300  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       56,180
     15,200  TENNECO AUTOMOTIVE INCORPORATED                                                                            42,560
      5,100  THOR INDUSTRIES INCORPORATED                                                                              110,925
      9,800  WABASH NATIONAL CORPORATION                                                                               100,450
      8,800  WINNEBAGO INDUSTRIES INCORPORATED                                                                         155,760

                                                                                                                     3,288,093
                                                                                                                  ------------
TRANSPORTATION SERVICES - 0.17%
     15,700  FRITZ COMPANIES INCORPORATED+                                                                             171,718
     10,500  PEGASUS SOLUTIONS INCORPORATED+                                                                            93,516

                                                                                                                       265,234
                                                                                                                  ------------
WATER TRANSPORTATION - 0.13%
     10,300  KIRBY CORPORATION+                                                                                        206,000
                                                                                                                  ------------
WHOLESALE TRADE-DURABLE GOODS - 2.52%
      8,500  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                              139,400
      8,000  BARNES GROUP INCORPORATED                                                                                 152,000
      6,700  BELL MICROPRODUCTS INCORPORATED+                                                                           75,794
      5,500  BUILDING MATERIALS HOLDING CORPORATION+                                                                    53,797
      6,000  CASTLE (A.M.) & COMPANY                                                                                    53,940
      5,500  COMMERCIAL METALS COMPANY                                                                                 138,050
      5,700  DEPARTMENT 56 INCORPORATED+                                                                                50,730
      6,500  DIGI INTERNATIONAL INCORPORATED+                                                                           37,578
     10,400  HUGHES SUPPLY INCORPORATED                                                                                152,048
     17,700  INSIGHT ENTERPRISES INCORPORATED+                                                                         373,912
      9,500  KAMAN CORPORATION CLASS A                                                                                 155,562
     12,200  KENT ELECTRONICS CORPORATION+                                                                             219,600
      4,100  LAWSON PRODUCTS INCORPORATED                                                                              101,475
     14,100  OWENS & MINOR INCORPORATED HOLDING COMPANY                                                                233,073
     28,800  PATTERSON DENTAL COMPANY+                                                                                 885,600
     22,800  PEP BOYS - MANNY MOE & JACK                                                                               138,852
     11,800  PIONEER-STANDARD ELECTRONICS INCORPORATED                                                                 144,550
     10,700  RELIANCE STEEL & ALUMINUM COMPANY                                                                         250,915
      7,300  SCP POOL CORPORATION+                                                                                     237,250
      5,100  SIMPSON MANUFACTURING COMPANY INCORPORATED+                                                               251,430

CORE PORTFOLIOS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
      9,100  TBC CORPORATION+                                                                                     $     55,169
      8,500  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                                    128,563
                                                                                                                     4,029,288
                                                                                                                  ------------
WHOLESALE TRADE-NONDURABLE GOODS - 2.28%
     19,000  DIMON INCORPORATED                                                                                        146,300
      5,800  ENESCO GROUP INCORPORATED                                                                                  38,627
     16,900  FLEMING COMPANIES INCORPORATED                                                                            430,105
     14,200  HAIN CELESTIAL GROUP INCORPORATED+                                                                        411,800
      8,000  INTERNATIONAL MULTIFOODS CORPORATION                                                                      154,000
     17,900  MEN'S WEARHOUSE INCORPORATED+                                                                             386,282
      9,200  MYERS INDUSTRIES INCORPORATED                                                                             124,200
      4,900  NASH-FINCH COMPANY                                                                                         85,138
      7,400  PERFORMANCE FOOD GROUP COMPANY+                                                                           388,500
     19,400  PRIORITY HEALTHCARE CORPORATION+                                                                          732,350
      7,500  SCHOOL SPECIALTY INCORPORATED+                                                                            161,719
     17,800  STRIDE RITE CORPORATION                                                                                   133,500
      7,800  UNITED NATURAL FOODS INCORPORATED+                                                                        109,668
     14,600  UNITED STATIONERS INCORPORATED+                                                                           354,050

                                                                                                                     3,656,239
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $152,834,909)                                                                             140,454,138
                                                                                                                  ------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE

SHORT TERM INSTRUMENTS - 11.96%

TIME DEPOSITS - 10.75%
$17,207,198  DEUTSCHE BANK CANADA TORONTO                                                     5.44%     4/02/01     17,207,198
U.S. GOVERNMENT SECURITIES - 1.21%
  1,380,000  U.S. TREASURY BILLS**                                                            5.00^     5/24/01      1,371,248
    590,000  U.S. TREASURY BILLS**                                                            4.24^     2/28/02        568,670
                                                                                                                  ------------
                                                                                                                     1,939,918
                                                                                                                  ------------
TOTAL SHORT TERM INSTRUMENTS (COST $19,145,500)                                                                     19,147,116
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $171,980,409)*                               99.65%                                                         $159,601,254
OTHER ASSETS & LIABILITIES NET                      0.35                                                               565,566
                                                 -------                                                          ------------
TOTAL NET ASSETS                                  100.00%                                                         $160,166,820
                                                 =======                                                          ============

+   NON-INCOME EARNING SECURITIES.
^   YIELD TO MATURITY.
+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
    THE REMAINING MATURITY.
** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES & NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 24,007,131
   GROSS UNREALIZED DEPRECIATION                                  (36,386,286)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $(12,379,155)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 89.11%

AMUSEMENT & RECREATION SERVICES - 2.11%
     66,000  ANCHOR GAMING+                                                                                       $  4,042,500
                                                                                                                  ------------
APPAREL & ACCESSORY STORES - 5.25%
    128,250  CHRISTOPHER & BANKS CORPORATION+                                                                        3,863,531
    112,020  TALBOTS INCORPORATED                                                                                    4,758,610
     75,800  WILSONS THE LEATHER EXPERTS INCORPORATED+                                                               1,444,937

                                                                                                                    10,067,078
                                                                                                                  ------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 13.78%
    224,220  D.R. HORTON INCORPORATED                                                                                4,742,253
     98,200  DEL WEBB CORPORATION+                                                                                   3,034,380
     91,135  MDC HOLDINGS INCORPORATED                                                                               3,586,162
     36,820  NVR INCORPORATED+                                                                                       6,001,660
    119,800  PULTE CORPORATION                                                                                       4,841,118
    109,000  TOLL BROTHERS INCORPORATED+                                                                             4,196,500

                                                                                                                    26,402,073
                                                                                                                  ------------
BUSINESS SERVICES - 6.98%
    124,700  ACTRADE FINANCIAL TECHNOLOGIES LIMITED+                                                                 2,860,306
    140,300  AMERISSOFT CORPORATION+                                                                                 1,823,900
    118,500  RENT-A-CENTER INCORPORATED+                                                                             5,443,594
    143,000  VERITY INCORPORATED+                                                                                    3,244,313

                                                                                                                    13,372,113
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 4.10%
    211,300  EAST WEST BANCORP INCORPORATED                                                                          4,067,525
    150,400  GREATER BAY BANCORP                                                                                     3,788,200

                                                                                                                     7,855,725
                                                                                                                  ------------
EATING & DRINKING PLACES - 6.35%
    137,560  JACK IN THE BOX INCORPORATED+                                                                           4,119,922
    193,750  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                            4,819,531
    164,900  RUBY TUESDAY INCORPORATED                                                                               3,233,689

                                                                                                                    12,173,142
                                                                                                                  ------------
ELECTRIC GAS & SANITARY SERVICES - 6.48%
    194,200  AGL RESOURCES INCORPORATED                                                                              4,254,922
    160,900  ALLETE                                                                                                  4,154,438
    137,700  PUBLIC SERVICE COMPANY OF NEW MEXICO                                                                    3,994,677

                                                                                                                    12,404,037
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 3.38%
    106,200  C&D TECHNOLOGIES INCORPORATED                                                                           2,931,120
     77,200  MICROSEMI CORPORATION+                                                                                  2,161,600
     60,700  PARK ELECTROCHEMICAL CORPORATION                                                                        1,371,820

                                                                                                                     6,464,540
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 2.02%
     54,330  CONSTELLATION BRANDS INCORPORATED+                                                                   $  3,867,209
                                                                                                                  ------------
HEALTH SERVICES - 1.43%
    165,200  COVENTRY HEALTH CARE INCORPORATED+                                                                      2,736,125
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.75%
    113,250  PLANNER SYSTEMS INCORPORATED+                                                                           1,443,938
                                                                                                                  ------------
INSURANCE CARRIERS - 9.34%
     66,800  HARLEYSVILLE GROUP INCORPORATED                                                                         1,482,125
    174,000  MID ATLANTIC MEDICAL SERVICES INCORPORATED+                                                             3,532,200
    146,500  OXFORD HEALTH PLANS INCORPORATED+                                                                       3,918,875
     97,800  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                 2,432,775
     50,500  RENAISSANCERE HOLDINGS LIMITED                                                                          3,535,505
     66,300  W. R. BERKLEY CORPORATION                                                                               2,987,644

                                                                                                                    17,889,124
                                                                                                                  ------------
LEATHER & LEATHER PRODUCTS - 3.14%
    219,340  GENESCO INCORPORATED+                                                                                   6,009,916
                                                                                                                  ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 3.34%
     99,700  ESTERLINE TECHNOLOGIES CORPORATION+                                                                     2,168,475
     59,520  ORBOTECH LIMITED+                                                                                       1,848,840
     93,100  VARIAN INCORPORATED+                                                                                    2,379,869

                                                                                                                     6,397,184
                                                                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.16%
    186,600  AMERICREDIT CORPORATION+                                                                                6,051,438
     64,000  DORAL FINANCIAL CORPORATION                                                                             1,920,000

                                                                                                                     7,971,438
                                                                                                                  ------------
OIL & GAS EXTRACTION - 9.89%
     65,800  KEY PRODUCTION COMPANY INCORPORATED+                                                                    1,365,350
    176,400  PATINA OIL & GAS CORPORATION                                                                            4,709,880
     94,300  POGO PRODUCING COMPANY                                                                                  2,782,793
     63,500  STONE ENERGY CORPORATION+                                                                               3,128,645
     72,100  TOM BROWN INCORPORATED+                                                                                 2,379,300
    224,760  VINTAGE PETROLEUM INCORPORATED                                                                          4,573,866

                                                                                                                    18,939,834
                                                                                                                  ------------
TRANSPORTATION BY AIR - 1.74%
    134,000  OFFSHORE LOGISTICS INCORPORATED+                                                                        3,324,875
                                                                                                                  ------------
WATER TRANSPORTATION - 2.28%
    102,400  TEEKAY SHIPPING CORPORATION                                                                             4,362,240
                                                                                                                  ------------
WHOLESALE TRADE - NONDURABLE GOODS - 2.59%
    134,900  HENRY SCHEIN INCORPORATED+                                                                              4,957,575
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $144,850,194)                                                                             170,680,666
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             INTEREST RATE     MATURITY DATE              VALUE
SHORT TERM INSTRUMENTS - 11.15%

REPURCHASE AGREEMENTS - 11.15%
$21,352,524  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY
             U.S. GOVERNMENT SECURITIES                                     5.38%            4/02/01              $ 21,352,524

TOTAL SHORT TERM INSTRUMENTS (COST $21,352,524)                                                                     21,352,524
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,202,718)*                           100.26%                                                            $192,033,190

OTHER ASSETS AND LIABILITIES NET                (0.26)                                                                (495,437)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $191,537,753
                                               ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 37,170,064
   GROSS UNREALIZED DEPRECIATION                                  (11,339,592)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $ 25,830,472

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 96.15%

AMUSEMENT & RECREATION SERVICES - 0.96%
    204,500  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                 $  6,018,435
                                                                                                                  ------------
APPAREL & ACCESSORY STORES - 0.65%
     89,700  BURLINGTON COAT FACTORY WAREHOUSE                                                                       1,767,090
     90,400  WET SEAL INCORPORATED+                                                                                  2,316,500

                                                                                                                     4,083,590
                                                                                                                  ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.39%
    205,800  GILDAN ACTIVEWEAR INCORPORATED CLASS A+                                                                 3,735,270
    173,200  POLO RALPH LAUREN CORPORATION+                                                                          4,763,000
    245,200  QUIKSILVER INCORPORATED+                                                                                6,510,060

                                                                                                                    15,008,330
                                                                                                                  ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.63%
    191,600  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                           3,946,960
                                                                                                                  ------------
BUSINESS SERVICES - 10.96%
    277,600  ACXIOM CORPORATION+                                                                                     5,794,900
    117,000  AFFILIATED COMPUTER SERVICES CLASS A+                                                                   7,593,300
    236,000  AUTODESK INCORPORATED                                                                                   7,212,750
    254,000  AWARE INCORPORATED+                                                                                     2,444,750
    425,400  CNET NETWORKS INCORPORATED+                                                                             4,759,162
    513,900  DOUBLECLICK INCORPORATED+                                                                               5,941,969
    314,300  FREEMARKETS INCORPORATED+                                                                               2,995,672
    142,100  INTRANET SOLUTIONS INCORPORATED+                                                                        3,401,519
    152,900  MENTOR GRAPHICS CORPORATION+                                                                            3,153,562
    235,500  PEREGRINE SYSTEMS INCORPORATED+                                                                         4,592,250
    170,600  PROGRESS SOFTWARE CORPORATION+                                                                          2,473,700
    204,700  SENSORMATIC ELECTRONICS CORPORATION+                                                                    3,889,300
    205,800  SERENA SOFTWARE INCORPORATED+                                                                           1,877,925
    341,500  STRUCTURAL DYNAMICS RESEARCH CORPORATION+                                                               4,850,367
     89,600  SYNOPSYS INCORPORATED+                                                                                  4,205,600
    251,900  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                             3,593,511

                                                                                                                    68,780,237
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 12.59%
    138,100  ABGENIX INCORPORATED+                                                                                   3,271,244
    556,600  AGRIUM INCORPORATED                                                                                     7,013,160
    254,100  ALKERMES INCORPORATED+                                                                                  5,574,319
     40,100  ANDRX GROUP+                                                                                            1,964,900
    100,000  ARENA PHARMACEUTICALS INCORPORATED+                                                                     1,781,250
    113,600  BARR LABORATORIES INCORPORATED+                                                                         6,494,512
    373,300  CROMPTON CORPORATION                                                                                    4,180,960
    270,300  CUBIST PHARMACEUTICALS INCORPORATED+                                                                    6,622,350
    261,300  GUILFORD PHARMACEUTICALS INCORPORATED+                                                                  4,834,050
    414,500  HEMOSOL INCORPORATED+                                                                                   3,652,781
    360,900  LYONDELL CHEMICAL COMPANY                                                                               5,186,133

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    714,000  METHANEX CORPORATION+                                                                                $  5,712,000
    248,700  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                    5,129,438
    539,400  RPM INCORPORATED                                                                                        5,501,880
    257,500  TANOX INCORPORATED+                                                                                     5,005,156
    364,900  WELLMAN INCORPORATED                                                                                    7,024,325

                                                                                                                    78,948,458
                                                                                                                  ------------
COMMUNICATIONS - 0.81%
    344,800  ALLEGINACE TELECOM INCORPORATED+                                                                        5,085,800
                                                                                                                  ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.96%
    184,200  INSITUFORM TECHNOLOGIES CLASS A+                                                                        6,009,525
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 2.77%
    354,900  COMMERCIAL FEDERAL CORPORATION                                                                          7,914,270
    135,500  FIRSTFED FINANCIAL CORPORATION+                                                                         3,794,000
    404,500  HIBERNIA CORPORATION                                                                                    5,650,865

                                                                                                                    17,359,135
                                                                                                                  ------------
EATING & DRINKING PLACES - 2.16%
    243,900  JACK IN THE BOX INCORPORATED+                                                                           7,304,805
    318,100  RUBY TUESDAY INCORPORATED                                                                               6,237,941

                                                                                                                    13,542,746
                                                                                                                  ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.19%
    242,600  ORION POWER HOLDINGS INCORPORATED+                                                                      7,447,820
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.65%
    112,400  ACTIVE POWER INCORPORATED+                                                                              2,283,125
    275,700  ADC TELECOMMUNICATIONS INCORPORATED+                                                                    2,343,450
    189,400  ADVANCED FIBRE COMMUNICATIONS INCORPORATED+                                                             2,710,788
    202,500  BENCHMARK ELECTRONICS INCORPORATED+                                                                     3,948,750
    181,600  CAPSTONE TURBINE CORPORATION+                                                                           5,152,900
     82,900  MICROSEMI CORPORATION+                                                                                  2,321,200
    114,200  PHOTRONICS INCORPORATED+                                                                                2,819,313
    372,500  PROXIM INCORPORATED+                                                                                    3,748,281
    262,900  VALENCE TECHNOLOGY INCORPORATED+                                                                        1,199,481
    171,700  ZORAN CORPORATION+                                                                                      2,629,156

                                                                                                                    29,156,444
                                                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 7.61%
    163,500  APPLERA CORPORATION+                                                                                    5,043,975
    242,400  AURORA BIOSCIENCES CORPORATION+                                                                         4,332,900
    261,100  CELGENE CORPORATION+                                                                                    6,527,500
    210,900  DIAMONDCLUSTER INTERNATIONAL INCORPORATED CLASS A+                                                      1,832,194
    383,300  KPMG CONSULTING INCORPORATED+                                                                           4,982,900
    152,800  LUMINEX CORPORATION+                                                                                    2,817,250
    114,100  MAXYGEN INCORPORATED+                                                                                   1,381,680

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
    300,100  OMNICARE INCORPORATED                                                                                $  6,437,145
    288,400  QUINTILES TRANSNATIONAL CORPORATION+                                                                    5,443,550
     20,000  SEQUENOM INCORPORATED+                                                                                    170,000
    334,500  UNITEDGLOBALCOM INCORPORATED+                                                                           4,390,312
    540,100  US ONCOLOGY INCORPORATED+                                                                               4,388,312

                                                                                                                    47,747,718
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 2.39%
    130,600  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                              9,296,108
    130,800  EARTHGRAINS COMPANY                                                                                     2,779,500
    286,200  TOPPS COMPANY INCORPORATED+                                                                             2,897,775

                                                                                                                    14,973,383
                                                                                                                  ------------
FURNITURE & FIXTURES - 0.48%
    102,100  LEAR CORPORATION+                                                                                       2,991,530
                                                                                                                  ------------
HEALTH SERVICES - 8.67%
    831,900  CAREMARK RX INCORPORATED+                                                                              10,847,976
    857,800  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                             13,338,790
    140,000  LINCARE HOLDINGS INCORPORATED+                                                                          7,411,250
    534,900  MANOR CARE INCORPORATED+                                                                               10,911,960
    195,700  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                   4,344,540
    182,100  REHABCARE GROUP INCORPORATED+                                                                           7,502,520

                                                                                                                    54,357,036
                                                                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.52%
    118,000  LINENS `N THINGS INCORPORATED+                                                                          3,245,000
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.08%
     42,700  AMERICAN STANDARD COMPANIES INCORPORATED+                                                               2,522,289
    269,200  ASYST TECHNOLOGIES INCORPORATED+                                                                        3,499,600
    192,300  COMPUTER NETWORK TECHNOLOGY CORPORATION+                                                                2,139,338
     76,400  DRIL-QUIP INCORPORATED+                                                                                 1,833,600
    198,700  PENTAIR INCORPORATED                                                                                    5,062,876
  1,258,100  SILICON GRAPHICS INCORPORATED+                                                                          4,956,914
    324,500  STEWART & STEVENSON SERVICES INCORPORATED                                                               7,057,875
     79,100  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                    4,809,280

                                                                                                                    31,881,772
                                                                                                                  ------------
INSURANCE CARRIERS - 7.79%
    268,800  AMERICAN FINANCIAL GROUP INCORPORATED                                                                   6,478,080
    223,600  ANNUITY AND LIFE RE HOLDINGS LIMITED                                                                    6,652,100
     52,400  EVEREST RE GROUP LIMITED                                                                                3,485,648
    354,400  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                9,487,288
    217,900  HCC INSURANCE HOLDINGS INCORPORATED                                                                     5,763,455
    390,800  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                 11,098,720

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
     30,900  W R BERKLEY CORPORATION                                                                              $  5,898,681

                                                                                                                    48,863,972
                                                                                                                  ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 3.62%
     97,600  COOPER COMPANIES INCORPORATED                                                                           4,621,360
    162,700  ESC MEDICAL SYSTEMS LIMITED+                                                                            3,914,969
    256,400  HAEMONETICS CORPORATION+                                                                                8,486,840
    160,100  MICROCHIP TECHNOLOGY INCORPORATED+                                                                      4,052,531
     86,200  ZYGO CORPORATION+                                                                                       1,632,413

                                                                                                                    22,708,113
                                                                                                                  ------------
MISCELLANEOUS RETAIL - 1.75%
    157,800  BARNES & NOBLE INCORPORATED+                                                                            3,771,420
    427,700  BORDERS GROUP INCORPORATED+                                                                             7,198,191

                                                                                                                    10,969,611
                                                                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.91%
    196,700  CNF INCORPORATED                                                                                        5,682,663
                                                                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.33%
    257,000  AMERICREDIT CORPORATION+                                                                                8,334,510
                                                                                                                  ------------
OIL & GAS EXTRACTION - 4.32%
    148,300  COFLEXIP-SPONSORED ADR                                                                                  9,676,575
    489,500  PIONEER NATURAL RESOURCES COMPANY+                                                                      7,685,150
    115,800  SPINNAKER EXPLORATION COMPANY+                                                                          5,060,460
    230,700  VINTAGE PETROLEUM INCORPORATED                                                                          4,694,745

                                                                                                                    27,116,930
                                                                                                                  ------------
PAPER & ALLIED PRODUCTS - 3.19%
    299,900  BOISE CASCADE CORPORATION+                                                                              9,416,860
    335,700  PACKAGING CORPORATION OF AMERICA+                                                                       4,431,240
    139,400  TEMPLE-INLAND INCORPORATED                                                                              6,168,450

                                                                                                                    20,016,550
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.04%
    275,800  SUNOCO INCORPORATED                                                                                     8,944,194
    107,900  VALERO ENERGY CORPORATION                                                                               3,830,450

                                                                                                                    12,774,644
                                                                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.55%
    208,500  BELO CORPORATION CLASS A                                                                                3,433,995
                                                                                                                  ------------
RAILROAD TRANSPORTATION - 0.98%
    433,500  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                           6,155,700
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION BY AIR - 1.94%
    565,800  AIRTRAN HOLDINGS INCORPORATED+                                                                       $  4,435,872
    121,000  ATLANTIC COAST AIRLINES HOLDINGS+                                                                       2,541,000
    224,000  SKYWEST INCORPORATED                                                                                    5,208,000

                                                                                                                    12,184,872
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 1.31%
     73,300  OSHKOSH TRUCK CORPORATION                                                                               2,602,150
    148,500  TRIUMPH GROUP INCORPORATED+                                                                             5,643,000

                                                                                                                     8,245,150
                                                                                                                  ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.95%
    121,600  AMERISOURCE HEALTH CORPORATION+                                                                         5,964,480
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $589,853,646)                                                                             603,035,109
                                                                                                                  ------------

PRINCIPAL                                                             INTEREST RATE     MATURITY DATE
SHORT-TERM INSTRUMENTS - 4.74%
REPURCHASE AGREEMENTS - 4.74%
$29,724,108  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
  BY U.S. GOVERNMENT SECURITIES                                            5.38%           4/02/01                  29,724,108

TOTAL SHORT-TERM INSTRUMENTS (COST $29,724,108)                                                                     29,724,108
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $619,577,754)*                           100.89%                                                            $632,759,217

OTHER ASSETS AND LIABILITIES NET                (0.89)                                                              (5,568,366)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $627,190,851
                                               ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 89,744,758
   GROSS UNREALIZED DEPRECIATION                                  (76,563,295)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $ 13,181,463

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 95.74%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.42%
   148,162  PHILLIPS-VAN HEUSEN CORPORATION                                                                       $  2,234,282
    88,998  TROPICAL SPORTSWEAR INTERNATIONAL CORPORATION+                                                           1,668,713

                                                                                                                     3,902,995
                                                                                                                  ------------
AUTOMOTIVE, REPAIR SERVICES & PARKING - 1.64%
   128,256  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            2,642,074
                                                                                                                  ------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.56%
    71,862  D.R. HORTON INCORPORATED                                                                                 1,519,887
    47,560  STANDARD PACIFIC CORPORATION                                                                             1,003,516

                                                                                                                     2,523,403
                                                                                                                  ------------
BUSINESS SERVICES - 3.66%
   133,824  COVANTA ENERGY CORPORATION+                                                                              2,248,243
    95,135  eFUNDS CORPORATION+                                                                                      1,831,349
    71,530  NCO GROUP INCORPORATED+                                                                                  1,828,486

                                                                                                                     5,908,078
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 7.38%
   163,300  AGRIUM INCORPORATED                                                                                      2,057,580
   156,000  CROMPTON CORPORATION                                                                                     1,747,200
    66,400  CYTEC INDUSTRIES INCORPORATED+                                                                           2,126,128
    45,730  H B FULLER COMPANY                                                                                       1,926,376
    72,720  NOVA CHEMICALS CORPORATION                                                                               1,461,672
   301,970  USEC INCORPORATED                                                                                        2,596,942

                                                                                                                    11,915,898
                                                                                                                  ------------
COMMUNICATIONS - 0.32%
    92,630  ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED+                                                       518,149
                                                                                                                  ------------
CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.57%
    71,708  DYCOM INDUSTRIES INCORPORATED+                                                                             925,033
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 8.74%
    50,925  CITIZENS BANKING CORPORATION                                                                             1,359,061
   112,175  COMMERCIAL FEDERAL CORPORATION                                                                           2,501,502
    88,200  INDEPENDENCE COMMUNITY BANK CORPORATION                                                                  1,537,988
    81,940  PACIFIC CENTURY FINANCIAL CORPORATION                                                                    1,556,860
    50,968  PACIFIC NORTHWEST BANCORP                                                                                  987,505
    61,500  PFF BANCORP INCORPORATED                                                                                 1,410,656
   103,310  RIGGS NATIONAL CORPORATION                                                                               1,640,046
   142,080  WAYPOINT FINANCIAL CORPORATION                                                                           1,508,890
    54,675  WEBSTER FINANCIAL CORPORATION                                                                            1,602,661

                                                                                                                    14,105,169
                                                                                                                  ------------
EATING & DRINKING PLACES - 0.61%
    46,760  O'CHARLEYS INCORPORATED+                                                                                   979,038
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES - 8.02%
    80,700  ALLETE                                                                                                $  2,083,674
   179,971  EL PASO ELECTRIC COMPANY+                                                                                2,627,576
    55,609  ENERGEN CORPORATION                                                                                      1,962,998
    51,375  OGE ENERGY CORPORATION                                                                                   1,181,111
    66,845  UGI CORPORATION                                                                                          1,637,034
    28,861  UIL HOLDINGS CORPORATION                                                                                 1,370,898
    61,245  WPS RESOURCES CORPORATION                                                                                2,090,292

                                                                                                                    12,953,583
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 4.30%
    59,793  ACTEL CORPORATION+                                                                                       1,222,019
    33,260  BENCHMARK ELECTRONICS INCORPORATED+                                                                        648,570
    82,700  CHECKPOINT SYSTEMS INCORPORATED+                                                                           781,515
    51,444  CTS CORPORATION                                                                                          1,067,463
    63,300  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,619,847
   169,248  U.S. INDUSTRIES INCORPORATED                                                                               988,408
    40,305  ZORAN CORPORATION+                                                                                         617,170

                                                                                                                     6,944,992
                                                                                                                  ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.60%
   149,970  GRIFFON CORPORATION+                                                                                     1,184,763
   130,150  TOWER AUTOMOTIVE INCORPORATED+                                                                           1,396,510

                                                                                                                     2,581,273
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 1.07%
   170,276  TOPPS COMPANY INCORPORATED+                                                                              1,724,045
                                                                                                                  ------------
FOOD STORES - 2.73%
   132,800  PATHMARK STORES INCORPORATED+                                                                            2,284,160
   155,563  RUDDICK CORPORATION                                                                                      2,131,213

                                                                                                                     4,415,373
                                                                                                                  ------------
GENERAL MERCHANDISE STORES - 2.92%
   116,450  CONSOLIDATED STORES CORPORATION+                                                                         1,170,323
   104,280  SAKS INCORPORATED+                                                                                       1,355,640
   160,052  SHOPKO STORES INCORPORATED+                                                                              1,280,416
   109,600  VALUE CITY DEPARTMENT STORES INCORPORATED+                                                                 909,680

                                                                                                                     4,716,059
                                                                                                                  ------------
HEALTH SERVICES - 1.82%
   367,000  BEVERLY ENTERPRISES INCORPORATED+                                                                        2,936,000
                                                                                                                  ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.01%
    66,460  TRIARC COMPANIES INCORPORATED+                                                                           1,634,916
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.83%
   107,170  APW LIMITED+                                                                                          $    919,519
    77,505  ASTEC INDUSTRIES INCORPORATED+                                                                           1,012,409
    71,800  CINCINNATI MILACRON INCORPORATED                                                                         1,300,298
    64,310  GRANT PRIDECO INCORPORATED+                                                                              1,106,132
    67,240  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                   911,942
    44,906  NORTEK INCORPORATED+                                                                                     1,228,179
    76,340  TEREX CORPORATION+                                                                                       1,324,499

                                                                                                                     7,802,978
                                                                                                                  ------------
INSURANCE CARRIERS - 7.13%
    60,000  AMERUS GROUP COMPANY                                                                                     1,821,000
    49,778  HARLEYSVILLE GROUP INCORPORATED                                                                          1,104,449
    54,380  HCC INSURANCE HOLDINGS INCORPORATED                                                                      1,438,351
    88,516  HEALTH NET INCORPORATED+                                                                                 1,824,315
    49,400  MID ATLANTIC MEDICAL SERVICES INCORPORATED+                                                              1,002,820
    53,320  MONY GROUP INCORPORATED                                                                                  1,770,224
    46,400  PROTECTIVE LIFE CORPORATION                                                                              1,423,088
    25,100  W.R. BERKLEY CORPORATION                                                                                 1,131,069

                                                                                                                    11,515,316
                                                                                                                  ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.47%
    52,715  COOPER COMPANIES INCORPORATED                                                                            2,496,055
   136,445  POLYMEDICA CORPORATION+                                                                                  3,104,124

                                                                                                                     5,600,179
                                                                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.34%
   110,313  HEXCEL CORPORATION+                                                                                      1,097,614
   206,725  ZOMAX INCORPORATED+                                                                                      1,059,466

                                                                                                                     2,157,080
                                                                                                                  ------------
MISCELLANEOUS RETAIL - 0.51%
   218,640  OFFICEMAX INCORPORATED+                                                                                    819,900
                                                                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.09%
    72,526  COVENANT TRANSPORTATION INCORPORATED+                                                                      988,167
    45,480  WERNER ENTERPRISES INCORPORATED                                                                            778,845

                                                                                                                     1,767,012
                                                                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.23%
    15,440  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+                                                                 368,244
                                                                                                                  ------------
OIL & GAS EXTRACTION - 2.24%
   166,210  CHESAPEAKE ENERGY CORPORATION+                                                                           1,470,959
    42,186  PRIDE INTERNATIONAL INCORPORATED+                                                                        1,002,339
    25,300  SEACOR SMIT INCORPORATED+                                                                                1,143,560

                                                                                                                     3,616,858
                                                                                                                  ------------

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                            VALUE
PAPER & ALLIED PRODUCTS - 0.97%
    59,280  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                    $    681,720
    78,224  FIBERMARK INCORPORATED+                                                                                    887,060

                                                                                                                     1,568,780
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.59%
    77,140  TESORO PETROLEUM CORPORATION+                                                                              960,393
                                                                                                                  ------------
PRIMARY METAL INDUSTRIES - 2.59%
   115,825  AK STEEL HOLDING CORPORATION                                                                             1,164,041
    47,831  MUELLER INDUSTRIES INCORPORATED+                                                                         1,436,843
    54,200  TEXAS INDUSTRIES INCORPORATED                                                                            1,573,426

                                                                                                                     4,174,310
                                                                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.81%
   267,875  MAIL-WELL INCORPORATED+                                                                                  1,304,551
                                                                                                                  ------------
REAL ESTATE INVESTMENT TRUST - 9.77%
    72,027  BRANDYWINE REALTY TRUST                                                                                  1,433,337
   113,600  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                1,669,920
    43,740  FIRST INDUSTRIAL REALTY TRUST INCORPORATED                                                               1,383,933
    49,300  FRANCHISE FINANCE CORPORATION OF AMERICA                                                                 1,228,556
    98,450  GLENBOROUGH REALTY TRUST INCORPORATED                                                                    1,713,030
    85,610  HEALTHCARE REALTY TRUST INCORPORATED+                                                                    2,063,201
    66,210  HIGHWOODS PROPERTIES INCORPORATED                                                                        1,632,077
    48,830  POST PROPERTIES INCORPORATED                                                                             1,709,050
    67,520  PRENTISS PROPERTIES TRUST                                                                                1,664,368
    39,424  STORAGE USA INCORPORATED                                                                                 1,284,434

                                                                                                                    15,781,906
                                                                                                                  ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.55%
    55,252  SPARTECH CORPORATION                                                                                       892,320
                                                                                                                  ------------
TRANSPORTATION BY AIR - 2.65%
    92,570  AIRBORNE INCORPORATED                                                                                      941,437
    57,290  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                               1,612,714
   141,415  FRONTIER AIRLINES INCORPORATED+                                                                          1,723,495

                                                                                                                     4,277,646
                                                                                                                  ------------
WATER TRANSPORTATION - 0.61%
    53,712  SEA CONTAINERS LIMITED                                                                                     981,318
                                                                                                                  ------------
WHOLESALE TRADE - DURABLE GOODS - 1.70%
    32,761  AVNET INCORPORATED                                                                                         671,600
    30,940  BORG WARNER INCORPORATED                                                                                 1,239,766
    56,551  HUGHES SUPPLY INCORPORATED                                                                                 826,776

                                                                                                                     2,738,142
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE - NONDURABLE GOODS - 4.29%
    45,234  HENRY SCHEIN INCORPORATED+                                                                            $  1,662,349
    79,795  INTERNATIONAL MULTIFOODS CORPORATION                                                                     1,536,054
   219,660  NU SKIN ENTERPRISES INCORPORATED                                                                         1,867,110
   139,654  SUPERVALU INCORPORATED                                                                                   1,861,588
                                                                                                                     6,927,101
                                                                                                                  ------------
TOTAL COMMON STOCK (COST $141,756,279)                                                                             154,580,112
                                                                                                                  ------------


PRINCIPAL                                                         INTEREST RATE         MATURITY DATE
SHORT TERM INSTRUMENTS - 4.38%

REPURCHASE AGREEMENTS - 4.38%
$7,071,477  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
            BY U.S. GOVERNMENT SECURITIES                             5.38%                4/02/01                   7,071,477

TOTAL SHORT TERM INSTRUMENTS (COST $7,071,477)                                                                       7,071,477
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $148,827,756)*                           100.12%                                                            $161,651,589

OTHER ASSETS AND LIABILITIES NET                (0.12)                                                                (187,756)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $161,463,833
                                               ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 23,658,351
   GROSS UNREALIZED DEPRECIATION                                  (10,834,518)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $ 12,823,833


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS
               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   DISCIPLINED            EQUITY
                                                                        GROWTH            INCOME                  INDEX
-----------------------------------------------------------------------------------------------------------------------
ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST ......................................    $163,061,344     $1,633,882,382        $1,244,160,675
    NET UNREALIZED APPRECIATION ..............................       3,212,163        707,852,633           292,020,237
                                                                  ------------     --------------        --------------
  TOTAL INVESTMENT AT VALUE ..................................     166,273,507      2,341,735,015         1,536,180,912
                                                                  ------------     --------------        --------------
  RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS ..........               0                  0                     0
  COLLATERAL FOR SECURITIES LOANED ...........................      31,985,178        235,140,094           245,364,021
  RECEIVABLE FOR INVESTMENTS SOLD ............................               0                  0                     0
  RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES           89,247          4,571,455             1,395,390
  RECEIVABLE FOR DAILY VARIATION MARGIN ......................               0                  0               214,450
  PREPAID EXPENSES AND OTHER ASSETS ..........................               0             19,763                     0
                                                                  ------------     --------------        --------------
TOTAL ASSETS .................................................     198,347,932      2,581,466,327         1,783,154,773
                                                                  ------------     --------------        --------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ..........................               0                  0                     0
  PAYABLE FOR SECURITIES LOANED ..............................      31,985,178        235,140,094           245,364,021
  PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS ..............               0                  0                     0
  PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ...............          98,235          1,397,219               159,659
  PAYABLE TO OTHER RELATED PARTIES ...........................             749             15,756                 9,826
  ACCRUED EXPENSES AND OTHER LIABILITIES .....................          24,001                  0                 2,085
                                                                  ------------     --------------        --------------
TOTAL LIABILITIES ............................................      32,108,163        236,553,069           245,535,591
                                                                  ------------     --------------        --------------
TOTAL NET ASSETS .............................................    $166,239,769     $2,344,913,258        $1,537,619,182
                                                                  ============     ==============        ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES-- MARCH 31, 2001 (UNAUDITED)
                                                                 CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                         LARGE
                                                                                 INTERNATIONAL         COMPANY      SMALL CAP
                                                                 INTERNATIONAL          EQUITY          GROWTH          INDEX
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST ......................................    $646,378,141    $308,830,493  $2,247,803,839   $171,980,409
    NET UNREALIZED APPRECIATION ..............................     (77,836,359)    (33,051,864)    297,687,326    (12,379,155)
                                                                  ------------    ------------  --------------   ------------
  TOTAL INVESTMENT AT VALUE ..................................     568,541,782     275,778,629   2,545,491,165    159,601,254
                                                                  ------------    ------------  --------------   ------------
  RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS ..........       5,253,851               0               0              0
  COLLATERAL FOR SECURITIES LOANED ...........................       3,635,392      21,500,199     283,052,259     28,902,164
  RECEIVABLE FOR INVESTMENTS SOLD ............................       2,210,977       3,525,614               0        523,777
  RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES        2,711,012         648,859       1,528,311         90,205
  RECEIVABLE FOR DAILY VARIATION MARGIN ......................               0               0               0        335,750
  PREPAID EXPENSES AND OTHER ASSETS ..........................           7,320               0           3,568              0
                                                                  ------------    ------------  --------------   ------------
TOTAL ASSETS .................................................     582,360,334     301,453,301   2,830,075,303    189,453,150
                                                                  ------------    ------------  --------------   ------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ..........................       2,402,181       4,276,549               0        332,670
  PAYABLE FOR SECURITIES LOANED ..............................       3,635,392      21,500,199     283,052,259     28,902,164
  PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS ..............         732,815               0               0              0
  PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ...............         645,603         308,111       1,759,318         37,836
  PAYABLE TO OTHER RELATED PARTIES ...........................               0          89,470          49,480         13,660
  ACCRUED EXPENSES AND OTHER LIABILITIES .....................       1,165,923         343,954               0              0
                                                                  ------------    ------------  --------------   ------------
TOTAL LIABILITIES ............................................       8,581,914      26,518,283     284,861,057     29,286,330
                                                                  ------------    ------------  --------------   ------------
TOTAL NET ASSETS .............................................    $573,778,420    $274,935,018  $2,545,214,246   $160,166,820
                                                                  ============    ============  ==============   ============

                                                                                         SMALL                   SMALL
                                                                   SMALL CAP           COMPANY                 COMPANY
                                                                       VALUE            GROWTH                   VALUE
----------------------------------------------------------------------------------------------------------------------
ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST ......................................  $166,202,718      $619,577,754            $148,827,756
    NET UNREALIZED APPRECIATION ..............................    25,830,472        13,181,463              12,823,833
                                                                ------------      ------------            ------------
  TOTAL INVESTMENT AT VALUE ..................................   192,033,190       632,759,217             161,651,589
                                                                ------------      ------------            ------------
  RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS ..........             0                 0                       0
  COLLATERAL FOR SECURITIES LOANED ...........................    38,812,632        93,239,017              16,821,399
  RECEIVABLE FOR INVESTMENTS SOLD ............................             0         5,810,863               2,512,999
  RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES         37,193           124,645                 310,332
  RECEIVABLE FOR DAILY VARIATION MARGIN ......................             0                 0                       0
  PREPAID EXPENSES AND OTHER ASSETS ..........................             0                 0                       0
                                                                ------------      ------------            ------------
TOTAL ASSETS .................................................   230,883,015       731,933,742             181,296,319
                                                                ------------      ------------            ------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ..........................       302,660        10,975,508               2,868,338
  PAYABLE FOR SECURITIES LOANED ..............................    38,812,632        93,239,017              16,821,399
  PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS ..............             0                 0                       0
  PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ...............       156,928           518,149                 109,774
  PAYABLE TO OTHER RELATED PARTIES ...........................        26,598             5,623                       0
  ACCRUED EXPENSES AND OTHER LIABILITIES .....................        46,444             4,594                  32,975
                                                                ------------      ------------            ------------
TOTAL LIABILITIES ............................................    39,345,262       104,742,891              19,832,486
                                                                ------------      ------------            ------------
TOTAL NET ASSETS .............................................  $191,537,753      $627,190,851            $161,463,833
                                                                ============      ============            ============

CORE PORTFOLIOS
  STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     DISCIPLINED             EQUITY
                                                                          GROWTH             INCOME            INDEX
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS ....................................................    $    550,397      $  22,729,325    $   9,700,814
    INTEREST ...................................................         130,997            660,064        1,168,464
    SECURITIES LENDING .........................................          19,495             85,470          164,662
                                                                    ------------      -------------    -------------
TOTAL INVESTMENT INCOME ........................................         700,889         23,474,859       11,033,940
                                                                    ------------      -------------    -------------
EXPENSES
  ADVISORY FEES ................................................         679,299          9,435,407        1,261,892
  CUSTODY ......................................................          18,115            251,611          168,252
  ACCOUNTING ...................................................          37,210             76,024           63,069
  LEGAL ........................................................           1,195             13,214            3,162
  AUDIT ........................................................           7,529              9,823            9,823
  DIRECTORS' FEES ..............................................           2,119              2,119            2,119
  OTHER ........................................................           2,650             26,988           19,792
                                                                    ------------      -------------    -------------
TOTAL EXPENSES .................................................         748,117          9,815,186        1,528,109
                                                                    ------------      -------------    -------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES ..........................         (90,845)        (1,276,488)        (431,941)
  NET EXPENSES .................................................         657,272          8,538,698        1,096,168
                                                                    ------------      -------------    -------------
NET INVESTMENT INCOME (LOSS) ...................................          43,617         14,936,161        9,937,772
                                                                    ------------      -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) FROM
    SECURITIES .................................................        (360,540)        68,970,431        3,074,318
  FOREIGN CURRENCY TRANSACTIONS ................................               0               (291)               0
  FINANCIAL FUTURES TRANSACTIONS ...............................               0                  0       (9,601,149)
                                                                    ------------      -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................        (360,540)        68,970,140       (6,526,831)
                                                                    ------------      -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  SECURITIES ...................................................     (28,679,722)      (190,325,724)    (346,157,995)
  FOREIGN CURRENCY TRANSACTIONS ................................               0                327                0
  FINANCIAL FUTURES TRANSACTIONS ...............................               0                  0        1,072,624
                                                                    ------------      -------------    -------------
  NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS .........     (28,679,722)      (190,325,397)    (345,085,371)
                                                                    ------------      -------------    -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................     (29,040,262)      (121,355,257)    (351,612,202)
                                                                    ------------      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(28,996,645)     $(106,419,096)   $(341,674,430)
                                                                    ============      =============    =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF $447,222 FOR THE INTERNATIONAL PORTFOLIO AND $116,993 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
                                                                 CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                              LARGE
                                                                                    INTERNATIONAL           COMPANY      SMALL CAP
                                                                   INTERNATIONAL           EQUITY            GROWTH          INDEX
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS ....................................................    $  2,759,733(1)  $  1,051,793(1)$     5,770,484   $    595,958
    INTEREST ...................................................       1,094,008        1,126,275         2,058,237        528,937
    SECURITIES LENDING .........................................          83,739           70,472           189,954         35,274
                                                                    ------------     ------------   ---------------   ------------
TOTAL INVESTMENT INCOME ........................................       3,937,480        2,248,540         8,018,675      1,160,169
                                                                    ------------     ------------   ---------------   ------------
EXPENSES
  ADVISORY FEES ................................................       3,272,316        1,514,875        11,355,946        217,618
  CUSTODY ......................................................         820,566          378,719           302,825         17,409
  ACCOUNTING ...................................................          46,053           57,675            87,186         37,012
  LEGAL ........................................................          88,617           98,523            13,825            800
  AUDIT ........................................................          12,018           12,017             9,018          7,929
  DIRECTORS' FEES ..............................................           2,119            2,119             2,117          2,119
  OTHER ........................................................          55,479            4,499            66,295          3,537
                                                                    ------------     ------------   ---------------   ------------
TOTAL EXPENSES .................................................       4,297,168        2,068,427        11,837,212        286,424
                                                                    ------------     ------------   ---------------   ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES ..........................         (84,148)        (115,349)           (4,857)        (3,466)
  NET EXPENSES .................................................       4,213,020        1,953,077        11,832,355        282,958
                                                                    ------------     ------------   ---------------   ------------
NET INVESTMENT INCOME (LOSS) ...................................        (275,540)         295,463        (3,813,680)       877,211
                                                                    ------------     ------------   ---------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) FROM
    SECURITIES .................................................       5,239,896      (11,852,611)       40,764,125      7,056,187
  FOREIGN CURRENCY TRANSACTIONS ................................      13,649,656          (13,933)                0              0
  FINANCIAL FUTURES TRANSACTIONS ...............................               0                0                 0     (2,668,227)
                                                                    ------------     ------------   ---------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................      18,889,552      (11,866,544)       40,764,125      4,387,960
                                                                    ------------     ------------   ---------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  SECURITIES ...................................................    (107,038,944)     (41,585,596)   (1,069,717,923)   (16,959,863)
  FOREIGN CURRENCY TRANSACTIONS ................................       3,597,711           (1,458)                0              0
  FINANCIAL FUTURES TRANSACTIONS ...............................               0                0                 0        390,349
                                                                    ------------     ------------   ---------------   ------------
  NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS .........    (103,441,233)     (41,587,054)   (1,069,717,923)   (16,569,514)
                                                                    ------------     ------------   ---------------   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................     (84,551,681)     (53,453,598)   (1,028,953,798)   (12,181,554)
                                                                    ------------     ------------   ---------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(84,827,221)    $(53,158,135)  $(1,032,767,478)  $(11,304,343)
                                                                    ============     ============   ===============   ============

                                                                                               SMALL        SMALL
                                                                         SMALL CAP           COMPANY      COMPANY
                                                                             VALUE            GROWTH        VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS ....................................................        $  589,581     $   1,486,316  $ 1,715,477
    INTEREST ...................................................           460,035         1,136,072      180,185
    SECURITIES LENDING .........................................            66,665           132,190       18,854
                                                                      ------------     -------------  -----------
TOTAL INVESTMENT INCOME ........................................         1,116,281         2,754,578    1,914,516
                                                                      ------------     -------------  -----------
EXPENSES
  ADVISORY FEES ................................................           946,466         3,159,391      800,988
  CUSTODY ......................................................            21,033            70,209       17,800
  ACCOUNTING ...................................................            40,168            47,414       38,767
  LEGAL ........................................................             1,915             3,776        1,093
  AUDIT ........................................................             7,529             8,775        8,775
  DIRECTORS' FEES ..............................................             2,119             2,119        2,119
  OTHER ........................................................             5,302             8,160        1,898
                                                                      ------------     -------------  -----------
TOTAL EXPENSES .................................................         1,024,532         3,299,844      871,440
                                                                      ------------     -------------  -----------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES ..........................          (264,640)           (7,870)    (170,140)
  NET EXPENSES .................................................           759,892         3,291,974      701,300
                                                                      ------------     -------------  -----------
NET INVESTMENT INCOME (LOSS) ...................................           356,389         (537,396)    1,213,216
                                                                      ------------     -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) FROM
    SECURITIES .................................................        (4,074,533)      (41,176,123)  23,537,483
  FOREIGN CURRENCY TRANSACTIONS ................................                 0                 0            0
  FINANCIAL FUTURES TRANSACTIONS ...............................                 0                 0            0
                                                                      ------------     -------------  -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................        (4,074,533)      (41,176,123)  23,537,483
                                                                      ------------     -------------  -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  SECURITIES ...................................................       (23,082,162)      (92,194,783)  (1,000,631)
  FOREIGN CURRENCY TRANSACTIONS ................................               (44)                0            0
  FINANCIAL FUTURES TRANSACTIONS ...............................                 0                 0            0
                                                                      ------------     -------------  -----------
  NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS .........       (23,082,206)      (92,194,783)  (1,000,631)
                                                                      ------------     -------------  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................       (27,156,739)     (133,370,906)  22,536,852
                                                                      ------------     -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(26,800,350)    $(133,908,302) $23,750,068
                                                                      ============     =============  ===========

CORE PORTFOLIOS                               STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 DISCIPLINED GROWTH                          EQUITY INCOME
                                                    --------------------------------------     ------------------------------------
                                                        (UNAUDITED)                               (UNAUDITED)
                                                        FOR THE SIX                FOR THE        FOR THE SIX               FOR THE
                                                       MONTHS ENDED             YEAR ENDED       MONTHS ENDED            YEAR ENDED
                                                     MARCH 31, 2001     SEPTEMBER 30, 2000     MARCH 31, 2001    SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS ...........................     $192,689,294           $201,399,232     $2,601,207,077        $2,454,562,674
                                                       ------------           ------------     --------------        --------------
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...................           43,617                407,818         14,936,161            36,419,586
  NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS SOLD ...............................         (360,540)            36,048,944         68,970,140            79,715,569
  NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ...............................      (28,679,722)               751,040       (190,325,397)          (81,395,684)
                                                       ------------           ------------     --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................      (28,996,645)            37,207,802       (106,419,096)           34,739,471
                                                       ------------           ------------     --------------        --------------
  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS ..................................       24,667,122             28,631,169         82,605,926           578,510,587
  WITHDRAWALS ....................................      (22,120,002)           (74,548,909)      (232,480,649)         (466,605,655)
                                                       ------------           ------------     --------------        --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ................        2,547,120            (45,917,740)      (149,874,723)          111,904,932
                                                       ------------           ------------     --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS ...........       (26,449,525)            (8,709,938)      (256,293,819)          146,644,403
                                                       ------------           ------------     --------------        --------------
ENDING NET ASSETS ................................     $166,239,769           $192,689,294     $2,344,913,258        $2,601,207,077
                                                       ============           ============     ==============        ==============

STATEMENT OF CHANGES IN NET ASSETS                               CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                    INDEX                                  INTERNATIONAL
                                                    --------------------------------------     ------------------------------------
                                                        (UNAUDITED)                               (UNAUDITED)
                                                        FOR THE SIX                FOR THE        FOR THE SIX               FOR THE
                                                       MONTHS ENDED             YEAR ENDED       MONTHS ENDED            YEAR ENDED
                                                     MARCH 31, 2001     SEPTEMBER 30, 2000     MARCH 31, 2001    SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS ...........................   $1,799,244,320         $1,583,558,662     $  696,414,669        $  803,919,481
                                                     --------------         --------------     --------------        --------------
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...................        9,937,772             20,208,840           (275,540)            1,285,172
  NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS SOLD ...............................       (6,526,831)            77,692,490         18,889,552           188,963,963
  NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ...............................     (345,085,371)           113,818,829       (103,441,233)          (64,119,300)
                                                     --------------         --------------     --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................     (341,674,430)           211,720,159        (84,827,221)          126,129,835
                                                     --------------         --------------     --------------        --------------
  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS ..................................      151,473,678            230,919,882         47,750,839           191,483,305
  WITHDRAWALS ....................................      (71,424,386)          (226,954,383)       (85,559,867)         (425,117,952)
                                                     --------------         --------------     --------------        --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ................       80,049,292              3,965,499        (37,809,028)         (233,634,647)
                                                     --------------         --------------     --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS ............     (261,625,138)           215,685,658       (122,636,249)         (107,504,812)
                                                     --------------         --------------     --------------        --------------
ENDING NET ASSETS ................................   $1,537,619,182         $1,799,244,320     $  573,778,420        $  696,414,669
                                                     ==============         ==============     ==============        ==============


                                                                   INTERNATIONAL EQUITY
                                                       --------------------------------------------
                                                            (UNAUDITED)
                                                            FOR THE SIX                    FOR THE
                                                           MONTHS ENDED                 YEAR ENDED
                                                         MARCH 31, 2001         SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS ...........................       $316,235,786              $150,544,960
                                                         ------------              ------------
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...................            295,463                   174,504
  NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS SOLD ...............................        (11,866,544)               45,866,090
  NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ...............................        (41,587,054)               (9,996,901)
                                                         ------------              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................        (53,158,135)               36,043,693
                                                         ------------              ------------
  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS ..................................         30,490,937               227,285,108
  WITHDRAWALS ....................................        (18,633,570)              (97,637,975)
                                                         ------------              ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ................         11,857,367               129,647,133
                                                         ------------              ------------
NET INCREASE (DECREASE) IN NET ASSETS ............        (41,300,768)              165,690,826
                                                         ------------              ------------
ENDING NET ASSETS ................................       $274,935,018              $316,235,786
                                                         ============              ============

CORE PORTFOLIOS                               STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  LARGE COMPANY GROWTH                     SMALL CAP INDEX
                                                          ----------------------------------    ----------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                             FOR THE SIX             FOR THE       FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED      MONTHS ENDED          YEAR ENDED
                                                          MARCH 31, 2001  SEPTEMBER 30, 2000    MARCH 31, 2001  SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS ................................   $3,234,783,066      $2,038,377,260      $182,875,588        $154,386,892
                                                          --------------      --------------      ------------        ------------
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ........................       (3,813,680)         (8,546,168)          877,211           1,785,608
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD ......       40,764,125          78,004,123         4,387,960          15,956,163
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................   (1,069,717,923)        623,998,476       (16,569,514)         18,526,984
                                                          --------------      --------------      ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   (1,032,767,478)        693,456,431       (11,304,343)         36,268,755
                                                          --------------      --------------      ------------        ------------
  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS .......................................      468,497,739         923,765,637        15,764,566          38,490,955
  WITHDRAWALS .........................................     (125,299,081)       (420,816,262)      (27,168,991)        (46,271,014)
                                                          --------------      --------------      ------------        ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS .....................      343,198,658         502,949,375       (11,404,425)         (7,780,059)
                                                          --------------      --------------      ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .................     (689,568,820)      1,196,405,806       (22,708,768)         28,488,696
                                                          --------------      --------------      ------------        ------------
ENDING NET ASSETS .....................................   $2,545,214,246      $3,234,783,066      $160,166,820        $182,875,588
                                                          ==============      ==============      ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                               CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                     SMALL CAP VALUE                      SMALL COMPANY GROWTH
                                                          ----------------------------------    ----------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                             FOR THE SIX             FOR THE       FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED      MONTHS ENDED          YEAR ENDED
                                                          MARCH 31, 2001  SEPTEMBER 30, 2000    MARCH 31, 2001  SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS ................................   $  225,883,004      $  173,026,520      $785,000,460        $667,576,772
                                                          --------------      --------------      ------------        ------------
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ........................          356,388             157,541          (537,396)         (2,173,748)
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD ......       (4,074,533)         17,965,269       (41,176,123)        182,508,596
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................      (23,082,205)         25,367,721       (92,194,783)         44,204,908
                                                          --------------      --------------      ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................      (26,800,350)         43,490,531      (133,908,302)        224,539,756
                                                          --------------      --------------      ------------        ------------
  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS .......................................       23,094,168          65,107,528        50,446,949         102,175,790
  WITHDRAWALS .........................................      (30,639,069)        (55,741,575)      (74,348,256)       (209,291,858)
                                                          --------------      --------------      ------------        ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS .....................       (7,544,901)          9,365,953       (23,901,307)       (107,116,068)
                                                          --------------      --------------      ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .................      (34,345,251)         52,856,484      (157,809,609)        117,423,688
                                                          --------------      --------------      ------------        ------------
ENDING NET ASSETS .....................................   $  191,537,753      $  225,883,004      $627,190,851        $785,000,460
                                                          ==============      ==============      ============        ============


                                                                  SMALL COMPANY VALUE
                                                          ----------------------------------
                                                             (UNAUDITED)
                                                             FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED
                                                          MARCH 31, 2001  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS ................................   $  183,942,825      $  152,160,571
                                                          --------------      --------------
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ........................        1,213,216           2,376,720
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD ......       23,537,483           5,290,965
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................       (1,000,631)         17,232,119
                                                          --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................       23,750,068          24,899,804
                                                          --------------      --------------
  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS .......................................       12,326,709          50,248,487
  WITHDRAWALS .........................................      (58,555,769)        (43,366,037)
                                                          --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS .....................      (46,229,060)          6,882,450
                                                          --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS .................      (22,478,992)         31,782,254
                                                          --------------      --------------
ENDING NET ASSETS .....................................   $  161,463,833      $  183,942,825
                                                          ==============      ==============

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                    ----------------------------------------        PORTFOLIO
                                                                    NET INVESTMENT         NET         GROSS         TURNOVER
                                                                     INCOME (LOSS)    EXPENSES     EXPENSES(1)          RATE
---------------------------------------------------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           0.05%            0.73%        0.83%              60%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   0.20%            0.75%        0.84%             106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     (0.04)%           0.97%        1.02%              21%
JUNE 1, 1998 TO MAY 31, 1999                                            0.15%            0.97%        1.02%              90%
OCTOBER 1, 1997(2) TO MAY 31, 1998                                      0.55%            1.01%        1.06%              68%

EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           1.19%            0.68%        0.78%               2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   1.42%            0.67%        0.76%               9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      1.43%            0.54%        0.57%               5%
JUNE 1, 1998 TO MAY 31, 1999                                            1.53%            0.55%        0.57%               3%
JUNE 1, 1997(2) TO MAY 31, 1998                                         1.76%            0.52%        0.57%               3%

INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           1.18%            0.13%        0.18%               1%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   1.13%            0.13%        0.18%               8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      1.25%            0.18%        0.23%              11%
JUNE 1, 1998 TO MAY 31, 1999                                            1.35%            0.18%        0.23%               4%
JUNE 1, 1997 TO MAY 31, 1998                                            1.60%            0.19%        0.24%               7%
JUNE 1, 1996 TO MAY 31, 1997                                            2.03%            0.11%        0.31%               7%
NOVEMBER 1, 1995 TO MAY 31, 1996                                        2.35%            0.17%        0.32%               7%
NOVEMBER 11, 1994(2) TO OCTOBER 31, 1995                                2.42%            0.17%        0.33%               8%

INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                          (0.08)%           1.28%        1.31%              87%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   3.00%            1.24%        1.32%             124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      1.79%            0.61%        0.68%              23%
JUNE 1, 1998 TO MAY 31, 1999                                            1.29%            0.61%        0.69%              94%
JUNE 1, 1997 TO MAY 31, 1998                                            1.23%            0.66%        0.68%              37%
JUNE 1, 1996 TO MAY 31, 1997                                            1.53%            0.19%        0.67%              53%
NOVEMBER 1, 1995 TO MAY 31, 1996                                        1.75%            0.23%        0.68%              18%
NOVEMBER 11, 1994(2) TO OCTOBER 31, 1995                                1.94%            0.25%        0.70%              28%

INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           0.20%            1.29%        1.36%              21%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   0.06%            1.30%        1.39%              64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      0.21%            1.40%        1.40%              11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999                                    1.92%            1.40%        1.45%              12%

LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                          (0.25)%           0.78%        0.78%               9%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  (0.30)%           0.77%        0.77%               9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     (0.07)%           0.69%        0.72%               5%
JUNE 1, 1998 TO MAY 31, 1999                                           (0.19)%           0.71%        0.72%              28%
JUNE 1, 1997(2) TO MAY 31, 1998                                        (0.03)%           0.67%        0.73%              13%

SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           1.01%            0.33%        0.33%              15%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   1.03%            0.33%        0.34%              42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      0.53%            0.44%        0.50%              23%
JUNE 1, 1998 TO MAY 31, 1999                                            0.76%            0.44%        0.48%              26%
APRIL 9, 1998(2) TO MAY 31, 1998                                        1.04%            0.52%        0.54%               2%

SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           0.34%            0.72%        0.97%           50.32%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   0.08%            0.68%        1.00%             124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     (0.32)%           1.06%        1.10%              49%
JUNE 1, 1998 TO MAY 31, 1999                                           (0.20)%           1.05%        1.10%             108%
OCTOBER 1, 1997(2) TO MAY 31, 1998                                     (0.17)%           1.08%        1.13%              79%

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                          (0.15)%           0.94%        0.94%             111%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  (0.28)%           0.94%        0.94%             203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     (0.22)%           0.94%        0.98%              55%
JUNE 1, 1998 TO MAY 31, 1999                                           (0.25)%           0.98%        0.98%             154%
JUNE 1, 1997(2) TO MAY 31, 1998                                        (0.41)%           0.93%        0.98%             123%

SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                           1.36%            0.79%        0.97%              46%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   1.37%            0.81%        1.00%             114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      0.83%            1.00%        1.04%              28%
JUNE 1, 1998 TO MAY 31, 1999                                            0.76%            0.99%        1.04%              97%
JUNE 1, 1997(2) TO MAY 31, 1998                                         0.69%            0.99%        1.04%              99%


(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 5).
(2) COMMENCEMENT OF OPERATIONS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                        CORE TRUST
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION
     Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International, International Equity, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
     Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
     Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
     Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

CORE TRUST                                        NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

   Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following short contracts were held by the International Portfolio during the six months ended March 31, 2001:

                                                                                          Net Unrealized
                                                                                           Appreciation/
      Date                Currency                          Value           Proceeds      (Depreciation)
--------------------------------------------------------------------------------------------------------
      05/03/01          BRITISH POUND                     32,663,439       $31,930,624     $ (732,815)
--------------------------------------------------------------------------------------------------------
      05/23/01          JAPANESE YEN                   2,636,211,000        22,877,024      1,702,977
--------------------------------------------------------------------------------------------------------
      06/07/01          JAPANESE YEN                   3,692,766,000        21,592,885      1,873,504
--------------------------------------------------------------------------------------------------------
      06/14/01          JAPANESE YEN                   4,127,955,000        34,923,920      1,677,370


FUTURES CONTRACTS
     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2001, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                             Net Unrealized
                                                                                 Notional     Appreciation/
      Contracts          Portfolio                  Type      Expiration Date Contract Value (Depreciation)
-----------------------------------------------------------------------------------------------------------
      105 LONG   INDEX PORTFOLIO               S&P 500 INDEX      JUNE 2001    $32,445,300      $458,750
-----------------------------------------------------------------------------------------------------------
       83 LONG   SMALL CAP INDEX PORTFOLIO      RUSSELL 2000      JUNE 2001        (28,500)      (28,500)


     The Index and Small Cap Index Portfolios have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $2,585,000 and $1,970,000, respectively.

REPURCHASE AGREEMENTS
     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS
     The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%.

NOTES TO FINANCIAL STATEMENTS                                        CORE TRUST
-------------------------------------------------------------------------------

   Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2001, the value of securities on loan and the value of the related collateral were as follows:


      Portfolio                                                              Securities     Collateral
-------------------------------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO                                          $ 31,000,165   $ 31,985,178
-------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                                228,524,502    235,140,094
-------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                                                        240,257,195    245,364,021
-------------------------------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO                                                  3,643,027      3,635,392
-------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO                                          20,101,799     21,500,199
-------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO                                         272,698,054    283,052,259
-------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                                               27,807,533     28,902,164
-------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                               38,045,898     38,812,632
-------------------------------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO                                          90,855,379     93,239,017
-------------------------------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO                                           16,227,513     16,821,399


FEDERAL INCOME TAXES
     Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

CORE TRUST                                        NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. ADVISORY FEES

    The investment advisor of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolios.
     Funds Management has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolios to the advisor. These sub-advisors provided the same services to the predecessor portfolios.


      Portfolio                  Advisory Fee                    Sub-advisor                          Sub-Advisory Fee
-------------------------------------------------------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO      0.75%               SMITH ASSET MANAGEMENT            $           0-175 MILLION, 0.35%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        175-225 MILLION, 0.00%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        225-500 MILLION, 0.25%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 500 MILLION, 0.20%
-------------------------------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO           0.75%             WELLS CAPITAL MANAGEMENT                        0-200 MILLION, 0.25%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        200-400 MILLION, 0.20%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 400 MILLION, 0.15%
-------------------------------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                   0.15%             WELLS CAPITAL MANAGEMENT                        0-200 MILLION, 0.02%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 200 MILLION, 0.01%
-------------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO           1.00%          SCHRODER CAPITAL MANAGEMENT                        0-100 MILLION, 0.45%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        100-200 MILLION, 0.35%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        200-600 MILLION, 0.20%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                              GREATER THAN 600 MILLION, 0.185%
-------------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO    1.00%             WELLS CAPITAL MANAGEMENT                        0-200 MILLION, 0.35%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        200-400 MILLION, 0.25%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 400 MILLION, 0.15%
-------------------------------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO    0.75%         PEREGRINE CAPITAL MANAGEMENT                         0-25 MILLION, 0.75%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          25-50 MILLION, 0.60%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         50-275 MILLION, 0.50%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 275 MILLION, 0.30%
-------------------------------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO         0.25%             WELLS CAPITAL MANAGEMENT                        0-200 MILLION, 0.02%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 200 MILLION, 0.01%
-------------------------------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO         0.90%               SMITH ASSET MANAGEMENT                        0-110 MILLION, 0.45%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        110-150 MILLION, 0.00%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        150-300 MILLION, 0.30%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 300 MILLION, 0.25%
-------------------------------------------------------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO    0.90%         PEREGRINE CAPITAL MANAGEMENT                         0-50 MILLION, 0.90%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         50-180 MILLION, 0.75%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        180-340 MILLION, 0.65%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        340-685 MILLION, 0.50%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        685-735 MILLION, 0.52%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                GREATER THAN 735 MILLION 0.55%
-------------------------------------------------------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO     0.90%         PEREGRINE CAPITAL MANAGEMENT                        0-200 MILLION, 0.50%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               GREATER THAN 200 MILLION, 0.75%

NOTES TO FINANCIAL STATEMENTS                                        CORE TRUST
-------------------------------------------------------------------------------

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Currently there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. Wells Fargo Bank, MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets.
     Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
     For the six months ended March 31, 2001, fees waived by Funds Management were as follows:


                                                                                           Fees Waived
      Portfolio                                                                        by Funds Management
----------------------------------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO                                                        $    90,845
----------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                                               1,276,488
----------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                                                                         431,941
----------------------------------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO                                                                  84,148
----------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO                                                          115,349
----------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO                                                            4,857
----------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                                                                 3,466
----------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                                               264,640
----------------------------------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO                                                            7,870
----------------------------------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO                                                           170,140


6. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the six months ended March 31, 2001 were as follows:

                         AGGREGATE PURCHASES AND SALES


      Portfolio                                                           Purchases at Cost  Sales Proceeds
----------------------------------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO                                           $110,861,280    $107,606,418
----------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                                 412,739,437     215,953,320
----------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                                                          87,970,898      19,509,938
----------------------------------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO                                                 483,318,356     456,164,667
----------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO                                           58,480,695      55,464,119
----------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO                                          592,976,404     264,405,780
----------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                                                24,699,092      42,660,950
----------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                               100,011,027     119,478,443
----------------------------------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO                                          751,498,741     765,147,177
----------------------------------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO                                            79,079,574     126,391,343

7. CONTRIBUTION OF SECURITIES
     In connection with the consolidation of the Stagecoach Family of Funds and the Norwest Advantage Funds into Wells Fargo Funds Trust and the acquisition of certain Great Plains Funds by Wells Fargo Funds Trust, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table:


      Portfolio                                                        Net Portfolio Assets  Unrealized Gain
------------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                                $318,647,802     $75,910,691
------------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                                23,129,461       3,402,031


LIST OF ABBREVIATIONS                                               STOCK FUNDS
-------------------------------------------------------------------------------

 The following is a list of common abbreviations for terms and entities which may have appeared in this report.


 ABAG       --ASSOCIATION OF BAY AREA GOVERNMENTS
 ADR        --AMERICAN DEPOSITORY RECEIPTS
 AMBAC      --AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
 AMT        --ALTERNATIVE MINIMUM TAX
 ARM        --ADJUSTABLE RATE MORTGAGES
 BART       --BAY AREA RAPID TRANSIT
 CDA        --COMMUNITY DEVELOPMENT AUTHORITY
 CDSC       --CONTINGENT DEFERRED SALES CHARGE
 CGIC       --CAPITAL GUARANTY INSURANCE COMPANY
 CGY        --CAPITAL GUARANTY CORPORATION
 CMT        --CONSTANT MATURITY TREASURY
 COFI       --COST OF FUNDS INDEX
 Connie Lee --CONNIE LEE INSURANCE COMPANY
 COP        --CERTIFICATE OF PARTICIPATION
 CP         --COMMERCIAL PAPER
 CTF        --COMMON TRUST FUND
 DW&P       --DEPARTMENT OF WATER & POWER
 DWR        --DEPARTMENT OF WATER RESOURCES
 EDFA       --EDUCATION FINANCE AUTHORITY
 FGIC       --FINANCIAL GUARANTY INSURANCE CORPORATION
 FHA        --FEDERAL HOUSING AUTHORITY
 FHLB       --FEDERAL HOME LOAN BANK
 FHLMC      --FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA       --FEDERAL NATIONAL MORTGAGE ASSOCIATION
 FRN        --FLOATING RATE NOTES
 FSA        --FINANCIAL SECURITY ASSURANCE, INC
 GNMA       --GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 GO         --GENERAL OBLIGATION
 HFA        --HOUSING FINANCE AUTHORITY
 HFFA       --HEALTH FACILITIES FINANCING AUTHORITY
 IDA        --INDUSTRIAL DEVELOPMENT AUTHORITY
 LIBOR      --LONDON INTERBANK OFFERED RATE
 LLC        --LIMITED LIABILITY CORPORATION
 LOC        --LETTER OF CREDIT
 LP         --LIMITED PARTNERSHIP
 MBIA       --MUNICIPAL BOND INSURANCE ASSOCIATION
 MFHR       --MULTI-FAMILY HOUSING REVENUE
 MUD        --MUNICIPAL UTILITY DISTRICT
 MTN        --MEDIUM TERM NOTE
 PCFA       --POLLUTION CONTROL FINANCE AUTHORITY
 PCR        --POLLUTION CONTROL REVENUE
 PFA        --PUBLIC FINANCE AUTHORITY
 PLC        --PRIVATE PLACEMENT
 PSFG       --PUBLIC SCHOOL FUND GUARANTY
 RAW        --REVENUE ANTICIPATION WARRANTS
 RDA        --REDEVELOPMENT AUTHORITY
 RDFA       --REDEVELOPMENT FINANCE AUTHORITY
 R&D        --RESEARCH & DEVELOPMENT
 SFMR       --SINGLE FAMILY MORTGAGE REVENUE
 TBA        --TO BE ANNOUNCED
 TRAN       --TAX REVENUE ANTICIPATION NOTES
 USD        --UNIFIED SCHOOL DISTRICT
 V/R        --VARIABLE RATE
 WEBS       --WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



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